UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-23235

                                     Morningstar Funds Trust

(Exact name of registrant as specified in charter)

Morningstar Funds Trust

22 W. Washington Street

                             Chicago, IL 60602

(Address of principal executive offices) (Zip code)

D. Scott Schilling

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

With a copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street N.W., Suite 700

                         Washington, District of Columbia, 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 696-6000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)	Report pursuant to Rule 30e-1

October 31, 2021 (unaudited)
SEMI-ANNUAL REPORT
Morningstar Funds Trust
Morningstar U.S. Equity Fund
Morningstar International Equity Fund
Morningstar Global Income Fund
Morningstar Total Return Bond Fund
Morningstar Municipal Bond Fund
Morningstar Defensive Bond Fund
Morningstar Multisector Bond Fund
Morningstar Unconstrained Allocation Fund
Morningstar Alternatives Fund

Morningstar Funds Trust    October 31, 2021 (unaudited)

Introduction
Morningstar Investment Management LLC launched an open end management investment company consisting of nine separate portfolios (each a fund) that span the investment opportunity set1. Most of these Funds were designed to provide exposure to a broad asset class, such as U.S. equities, while our active management of each Fund’s asset allocation, allocation to active managers (known as “subadvisers”), and exposures to exchange traded funds (ETFs), or direct equities allow us to adjust sub-asset classes allocations (such as small-cap value) based on our valuation views and those of the subadvisers.
Concept and Structure
We created the Morningstar Funds Trust using an open architecture, multimanager approach, hiring as active subadvisers both institutional managers and other managers whose mutual funds were previously used in Morningstar® Managed PortfoliosSM. Our analysts and portfolio managers continually use research, data, and analysis from Morningstar, Inc. and its affiliates to study the subadvisers and their investments closely and determine which fit best with our investment philosophy and the investment objectives of each Morningstar Fund2. We have selected managers we believed were independent, skilled investors in their respective asset classes.
Consistent with our investment approach, our asset allocation process for the Morningstar Funds is based on fundamentals and driven by valuations. We look for asset classes and sub-asset classes around the globe that, in our view, offer fundamental value relative to price. Allocations within each Fund are in line with what we believe to reflect the best risk-adjusted opportunities.
How to Read This Report
This report outlines the structure and performance of the assets comprised by the Morningstar Funds Trust from May 1, 2021 through October 31, 2021. Included are fund holdings and positioning that may aid understanding of returns for the period.
Statements made within this report are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change views about individual holdings, sectors, and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Morningstar Funds’ future investment intent.
1All references to "we" or "our" in this report, including the funds' performance summaries, refer to Morningstar Investment Management LLC.
2 Morningstar Funds Trust is an open end management investment company registered under the Investment Company Act of 1940 (as amended). Use of the term “Morningstar Funds” hereafter refers to Morningstar Funds Trust, or its individual series, as applicable.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Morningstar Funds Trust    October 31, 2021 (unaudited)

Statement of Shareholder Rights
It is important to note that as a shareholder, you have certain rights and protections, chief among them an independent Board of Trustees (the "Trustees"), whose main role is to represent your interests.
The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of each Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and each Fund. The “Independent Trustees” are Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (e.g. not a Morningstar employee).
For more information about the Independent Trustees, please see the Fund Governance Matters section of this shareholder report.
You may contact the Trustees with comments or concerns about your investment in the Morningstar Funds:
By mail: Morningstar Funds Trust
c/o D. Scott Schilling, Chief Compliance Officer
22 West Washington Street
Chicago, IL 60602
By email: BoardofTrustees.MorningstarFundsTrust@morningstar.com

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Governance Matters
Who is representing you as a shareholder of a Morningstar Fund?
The Morningstar Funds’ Board of Trustees represents shareholder interests. The Morningstar Funds’ Board of Trustees is comprised of 5 trustees – 4 are “independent” trustees and 1 is an “interested” trustee as a result of being an employee of Morningstar. Additional information about the Board can be found in Morningstar Fund Trust's Statement of Additional Information (SAI), available at https://connect.rightprospectus.com/Morningstar. Information about the Trustees and the Board’s policies are available at https://www.morningstar.com/company/morningstar-funds-governance.
What is the diversity of the Board of Trustees?
The 4 Independent Trustees self-identify as follows:
•  2 as women, and 2 as men; and
•  1 as Hispanic, and 3 as white
The 1 Interested Trustee self-identifies as a white man.
In terms of leadership positions of the Board:
•  Chair of the Board is a woman;
•  Chair of the Governance Committee is a Hispanic man; and
•  Chair of the Audit Committee is a white man.
How are Independent Trustees compensated?
Effective January 1, 2021, the compensation adopted by the Board provides for an annual retainer for Independent Trustees of $141,000 per year. The Chair of the Board (an Independent Trustee) is paid an additional retainer of $43,000, while the Chair of the Audit Committee (an Independent Trustee) is paid an additional $15,000.
All Independent Trustees are reimbursed for expenses connected with attending a Board meeting, most notably airfare and lodging expenses. Independent Trustees’ annual retainer and costs in connection with attending a Board meeting are allocated among each of the nine Morningstar Funds. The Trust has no pension or retirement plan for the Independent Trustees.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Governance Matters (continued)
Are Independent Trustees required to invest in the Morningstar Funds?
Yes, the Independent Trustees have adopted a policy to invest, at a minimum, at least $141,000 in the Funds, which is equal to the base annual retainer to be paid to each Independent Trustee. As of April 30, 2021, each Independent Trustee has satisfied this investment requirement. For more information on the Independent Trustees investments in Morningstar Funds, please see the Trustee Ownership of Portfolio Shares table within the Trustees and Executive Officers section of the Statement of Additional Information available at https://connect.rightprospectus.com/Morningstar.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Letter to Shareholders
Dear Shareholders:
We’re pleased to present you with the Morningstar Funds Trust’s semi-annual report, which includes data for the six months ended October 31, 2021.
Morningstar Investment Management’s mission is to empower investor success and put investors first. That commitment serves as the foundation for these offerings, which are a series of nine open end multimanager mutual funds created three years ago for use within our managed portfolios program. The overall aim: to provide our investment team with greater control of asset allocation while reducing the costs of our portfolios.
We created the Morningstar Funds for use within our Morningstar® Managed PortfoliosSM lineup. Those portfolios range from an Asset Allocation series fashioned to fit a client’s risk tolerance to an outcome based series built with a goals-based financial planning framework. Overall, the funds provide access to investment strategies designed to help investors reach their financial goals, drawing on our core capabilities in asset allocation, investment selection, and portfolio construction. For more on our managed portfolios and how we at Morningstar Investment Management provide a global point of view and local-market experience, please visit mp.morningstar.com.
At Morningstar Investment Management, we hold ourselves to the same high standards set by our parent, Morningstar, Inc., which has been leading the business of fund manager research for more than 35 years. Those standards inform the composition of the funds’ board of trustees, the funds’ reporting transparency, and more. We hope that as you learn about how we operate, you’ll agree that the Morningstar Funds Trust offers mutual funds the Morningstar way supporting financial advisors, institutions, and the investors they serve with a fundamentally based investment approach.
We greatly appreciate your trust in these funds and in Morningstar Investment Management and we thank you for that. We look forward to continuing to empower investor success.
Sincerely,
Marta Norton
Chief Investment Officer, Americas
Morningstar Investment Management LLC

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information
Morningstar U.S. Equity Fund
General Information
Net Asset Value Per Share	$14.85
Total Net Assets (millions)	$1,724
Net Expense Ratio(a)	0.85%
Gross Expense Ratio(a)	0.91%
Portfolio Turnover Rate	30%
Number of Companies	326
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Weighted Average Market Capitalization (billions)	$56.46
Price-to-Earnings Ratio(b)	21.44

Ten Largest Equities (%)(c)(d)(e)
Amazon.com, Inc.	2.2
Microsoft Corp.	1.5
Facebook, Inc., Class A	1.5
Thermo Fisher Scientific, Inc.	1.2
NVIDIA Corp.	1.1
Visa, Inc., Class A	1.0
salesforce.com, Inc.	1.0
Apple, Inc.	1.0
Adobe, Inc.	0.9
Merck & Co., Inc.	0.9
Sector Diversification (%)(c)(d)
Financial	16.8
Consumer, Noncyclical	15.0
Technology	13.1
Industrial	9.5
Communications	9.4
Consumer, Cyclical	9.0
Energy	6.1
Basic Materials	3.3
Utilities	2.5

* Includes, if any, cash, short-term investments, receivables, payables and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2021. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.85% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.85%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.85% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2022, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Price-to-earnings (P/E) ratio is calculated using 12-month forward earnings estimates from third party sources deemed reliable.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies, Master Limited Partnerships and Other.
(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar U.S. Equity Fund
Investment Objective
Morningstar U.S. Equity Fund seeks long-term capital appreciation.
Investment Strategies
In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities of U.S.-based companies, and may invest up to 100% of its assets in such securities. The Fund seeks to provide broad U.S. equity exposure across market capitalizations and investment styles and has the flexibility to invest in large-cap, mid-cap, and small-cap common stocks across the growth and value style spectrum. The Fund may also invest in real estate investment trusts (REITs), master limited partnerships and non-U.S. companies. To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets. The Fund may invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and making Allocation Decisions with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
ClearBridge Investments, LLC
Diversified large-cap growth equity across stable, cyclical and select growth companies.
Diamond Hill Capital Management, Inc.
Targeted exposure to U.S. mid-cap value companies.
Easterly Investment Partners LLC (formerly Levin Easterly Partners LLC)
Provides large-cap blend U.S equity exposure.
Massachusetts Financial Services Company, d/b/a MFS Investment Management
Provides large-cap value exposure, favoring higher-quality, value companies with stronger balance sheets and more consistent profitability.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar U.S. Equity Fund
Wasatch Advisors, Inc., d/b/a Wasatch Global Investors
Small-/mid-cap growth companies with the potential to deliver more stable profits while avoiding earlier-stage companies that may lack a proven track record of revenues and earnings.
Westwood Management Corp.
Provides small-cap equity with an emphasis on value.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information
Morningstar International Equity Fund
General Information
Net Asset Value Per Share	$12.96
Total Net Assets (millions)	$1,064
Net Expense Ratio(a)	1.00%
Gross Expense Ratio(a)	1.19%
Portfolio Turnover Rate	48%
Number of Companies	380
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Weighted Average Market Capitalization (billions)	$49.23
Price-to-Earnings Ratio(b)	14.29
Countries Represented	46
Emerging Markets(c)(d)	30.2%

Ten Largest Equities (%)(c)(d)(e)
Tencent Holdings Ltd.	1.8
Allianz S.E.	1.5
Lloyds Banking Group PLC	1.3
Royal Dutch Shell PLC, Class B	1.3
Toyota Motor Corp.	1.2
Samsung Electronics Co. Ltd.	1.1
Bayer A.G.	1.1
BNP Paribas S.A.	1.0
Roche Holding A.G. (Genusschein)	1.0
Intesa Sanpaolo S.p.A.	1.0
Sector Diversification (%)(c)(d)
Financial	20.3
Consumer, Noncyclical	19.5
Consumer, Cyclical	14.0
Communications	11.4
Industrial	11.0
Technology	9.1
Basic Materials	5.5
Energy	5.5
Utilities	1.0
Diversified	0.1

Region Diversification (%)(c)(d)
Europe (excluding United Kingdom)	32.6
Pacific (excluding Japan)	25.9
Japan	18.5
United Kingdom	12.2
Latin America	4.2
Africa	1.4
Canada	1.2
United States	0.8
Middle East	0.6

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2021. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.00%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2022, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Price-to-earnings (P/E) ratio is calculated using 12-month forward earnings estimates from third party sources deemed reliable.
(c) Percentages shown are based on Net Assets.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar International Equity Fund
(d) Excludes Investment Companies, Convertible Bonds and Other.
(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar International Equity Fund
Investment Objective
Morningstar International Equity Fund seeks long-term capital appreciation.
Investment Strategies
In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities. Under normal circumstances, the Fund will invest approximately 80-100% of its assets in securities of issuers domiciled outside of the United States. The Fund may invest in developed and emerging markets and will typically invest in a minimum of 10 countries. The Fund seeks to provide broad international equity exposure across market capitalizations and investment styles and has the flexibility to invest in large-cap, mid-cap, and small-cap common stocks across the growth and value style spectrum. To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets. The Fund may also invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
Harding Loevner L.P.
Provides growth-leaning exposure to non-U.S. developed equity markets.
Harris Associates L.P.
Provides exposure to value-leaning, non-U.S. developed equity markets.
Lazard Asset Management LLC
Provides active equity exposure to emerging-markets value companies.
T. Rowe Price Associates, Inc.
Provides active exposure to emerging-markets growth companies.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information
Morningstar Global Income Fund
General Information
Net Asset Value Per Share	$11.61
Total Net Assets (millions)	$278
Net Expense Ratio(a)	0.75%
Gross Expense Ratio(a)	0.76%
Portfolio Turnover Rate	39%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(b)

Equity Portfolio (50.3%)
Number of Common Stocks	133

Five Largest Sectors (%)(b)(c)
Financial	15.5
Industrial	6.0
Energy	5.7
Consumer, Noncyclical	5.7
Basic Materials	5.1

Ten Largest Equities (%)(b)(c)(d)
BNP Paribas S.A.	2.3
JPMorgan Chase & Co.	2.2
TotalEnergies S.E. ADR	2.1
Raytheon Technologies Corp.	1.9
Toyota Motor Corp. ADR	1.9
Zurich Insurance Group A.G.	1.9
Cie de Saint-Gobain	1.8
Svenska Handelsbanken AB, Class A	1.7
Smurfit Kappa Group PLC	1.7
Persimmon PLC	1.6

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2021. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.89% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.89%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.75% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2022, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Percentages shown are based on Net Assets.
(c) Excludes Investment Companies and Other.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Global Income Fund
(d) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Global Income Fund
Investment Objective
Morningstar Global Income Fund seeks current income and long-term capital appreciation.
Investment Strategies
In seeking current income and long-term capital appreciation, the Fund has significant flexibility and invests across asset classes and geographies, according to the adviser’s assessment of their valuations, fundamental characteristics, and income levels. The Fund invests in investment companies such as open, closed-end or ETFs which could represent a significant percentage of the Fund’s assets. The Fund generally expects to invest at least 20% (or, if market conditions are unfavorable, at least 10%) of its assets in securities of issuers domiciled outside of the United States and may invest up to 100% of its assets in such securities.
The Fund invests in income-generating equity securities, which may include common stocks, preferred stocks, real estate investment trusts (REITs), and master limited partnerships (MLPs). The fund may invest in companies of any size from any country, including emerging markets.
The Fund may also invest in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non-U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging market debt securities, mortgage-backed and asset-backed securities, convertible securities and floating-rate notes. The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadviser:
Cullen Capital Management, LLC
Global income that seeks exposure to attractively priced, high-quality, dividend-paying companies in the U.S. and international markets, including emerging markets.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information
Morningstar Total Return Bond Fund
General Information
Net Asset Value Per Share	$10.75
Total Net Assets (millions)	$881
Net Expense Ratio(a)	0.55%
Gross Expense Ratio(a)	0.76%
Portfolio Turnover Rate	178%
Number of Issuers	638
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	7.3
Non-USD Exposure(c)(d)(e)	2.1%

Five Largest Issuers (%)(c)(d)(f)
U.S. Treasury	23.4
Fannie Mae or Freddie Mac	11.9
Federal National Mortgage Association	6.5
Government National Mortgage Association	4.9
Federal Home Loan Mortgage Corporation	3.5

Credit Quality (%)(c)(d)(g)
U.S. Treasury	23.4
U.S. Agency	26.9
AAA	4.2
AA	2.8
A	12.0
BBB	16.2
BB	1.8
B	0.6
CCC	0.2
CC	0.1
Not Rated	2.6
Sector Diversification (%)(c)(d)
Mortgage Securities	30.8
Government	27.9
Financial	8.7
Energy	4.2
Consumer, Noncyclical	3.8
Communications	3.5
Asset Backed Securities	3.5
Technology	2.2
Industrial	2.1
Utilities	1.6
Consumer, Cyclical	1.4
Basic Materials	1.1

Region Diversification (%)(c)(d)
United States	78.5
Latin America	4.4
Europe (excluding United Kingdom)	2.8
Pacific (excluding Japan)	2.5
Middle East	1.0
United Kingdom	0.9
Japan	0.4
Canada	0.2
Africa	0.1

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2021. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.53% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.53%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Total Return Bond Fund
adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.54% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2022, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Effective duration is a measure of a Fund's interest-rate sensitivity—the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies and Other.
(e) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.
(f) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(g) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S& P Global’s nomenclature, range from A‐1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Total Return Bond Fund
Investment Objective
Morningstar Total Return Bond Fund seeks to maximize total return while also generating income and preserving capital.
Investment Strategies
In seeking to maximize total return while also generating income and preserving capital, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality. To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
The Fund invests primarily in investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. government debt securities, including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may also invest up to 20% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
In addition, the Fund may invest up to 15% of its assets in collateralized debt obligations (CDOs), of which 10% (as a percentage of the Fund’s assets) may be in collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.
The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund may also invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund may also enter into reverse repurchase agreements and dollar rolls. The Fund may also invest in short-term, high-quality fixed-income securities, cash or cash equivalents, including money market funds.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Total Return Bond Fund
Investment Subadvisers:
BlackRock Financial Management, Inc.
Core-plus total return objective; aims to primarily invest in investment-grade, domestic fixed-income securities with opportunistic, out-of-benchmark allocations and derivatives.
Western Asset Management Company, LLC
Provides core-bond exposure seeking exposure to investment-grade, domestic fixed-income securities.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information
Morningstar Municipal Bond Fund
General Information
Net Asset Value Per Share	$10.69
Total Net Assets (millions)	$420
Net Expense Ratio(a)	0.59%
Gross Expense Ratio(a)	0.67%
Portfolio Turnover Rate	10%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	4.1

Five Largest Issuers (%)(c)(d)(e)
Illinois Finance Authority	1.3
State of Illinois	1.2
Maryland Health & Higher Educational Facilities Authority	1.1
Metropolitan Transportation Authority	1.1
New York State Dormitory Authority	1.1

Credit Quality (%)(c)(d)(f)
AAA	3.7
AA	29.2
A	29.6
BBB	13.6
BB	2.0
B	0.2
CCC	0.1
A2 (Short Term)	0.2
Not Rated	3.9
Sector Diversification (%)(c)(d)
Medical	12.7
General	12.6
Transportation	9.9
General Obligation	8.7
Airport	6.8
Higher Education	6.2
Education	4.4
Development	4.2
Water	3.8
School District	3.3
Power	2.4
Nursing Home	2.3
Utilities	1.7
Multifamily Housing	1.0
Housing	0.8
Bond Banks	0.4
Tobacco Settlement	0.4
Student Loan	0.3
Pollution	0.2
Single Family Housing	0.2
Facilities	0.2

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2021. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.59% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.59%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.59% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2022, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Municipal Bond Fund
(b) Effective duration is a measure of a Fund's interest-rate sensitivity—the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies and Other.
(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(f) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S& P Global’s nomenclature, range from A‐1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Municipal Bond Fund
Investment Objective
Morningstar Municipal Bond Fund seeks income exempt from federal income taxes as well as capital preservation.
Investment Strategies
In seeking income exempt from federal income taxes consistent with the preservation of capital, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of municipal issuers within the United States and its territories, the income of which is exempt from U.S. taxation. To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
The Fund intends to invest primarily in investment-grade municipal securities, but may invest up to 35% of assets in high-yield fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may also invest in derivatives, including options, futures, swaps, and inverse floating-rate debt instruments (inverse floaters), for risk management purposes or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
T. Rowe Price Associates, Inc.
Core-plus exposure to intermediate and long-term municipal bonds and derivatives, including both investment-grade and below-investment-grade securities.
Wells Capital Management, Inc. (rebranded as Allspring Global Investments, LLC as of November 1, 2021)
Exposure to intermediate and short-term municipal bonds and derivatives, including investment-grade and below-investment-grade securities.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information
Morningstar Defensive Bond Fund
General Information
Net Asset Value Per Share	$10.18
Total Net Assets (millions)	$205
Net Expense Ratio(a)	0.52%
Gross Expense Ratio(a)	0.68%
Portfolio Turnover Rate	20%
Number of Issuers	140
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	2.2
Non-USD Exposure(c)(d)(e)	0.0%

Five Largest Issuers (%)(c)(d)(f)
PFS Financing Corp.	2.4
Cerberus	2.1
Golub Capital Partners Funding	1.7
Westlake Automobile Receivable	1.3
Pretium Mortgage Credit Partne	1.2

Credit Quality (%)(c)(d)(g)
U.S. Agency	1.3
AAA	18.8
AA	4.7
A	4.2
BBB	0.6
BB	1.6
B	3.4
Not Rated	11.8
Sector Diversification (%)(c)(d)
Asset Backed Securities	34.8
Mortgage Securities	6.9
Communications	1.1
Financial	1.0
Consumer, Noncyclical	1.0
Consumer, Cyclical	0.5
Technology	0.5
Industrial	0.5
Energy	0.2

Region Diversification (%)(c)(d)
United States	37.2
Latin America	8.5
Canada	0.5
Europe (excluding United Kingdom)	0.2

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2021. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.48% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.48%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs,

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Defensive Bond Fund
short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.55% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2022, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Effective duration is a measure of a Fund's interest-rate sensitivity—the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies, Common Stocks and Other.
(e) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.
(f) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(g) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S& P Global’s nomenclature, range from A‐1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Defensive Bond Fund
Investment Objective
Morningstar Defensive Bond Fund seeks capital preservation.
Investment Strategies
In seeking capital preservation, the Fund will normally invest at least 80% of its assets in a diversified portfolio of debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality. Under normal conditions, the Fund intends to pursue a defensive strategy of limiting its interest-rate sensitivity by maintaining a portfolio duration of three years or less. The Fund may also invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
The Fund invests primarily in short- and intermediate-term investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. and non-U.S. government debt securities, and mortgage-backed and asset-backed securities. In most market environments, the Fund will not invest more than 20% of assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
In addition, the Fund may invest a significant portion of its assets in collateralized debt obligations (CDOs), including collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadviser:
First Pacific Advisors, LP
Diversified portfolio of short-duration, fixed-income securities designed to anchor a portfolio of defensive assets.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information
Morningstar Multisector Bond Fund
General Information
Net Asset Value Per Share	$10.27
Total Net Assets (millions)	$233
Net Expense Ratio(a)	0.80%
Gross Expense Ratio(a)	0.92%
Portfolio Turnover Rate	45%
Number of Issuers	480
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	4.8
Non-USD Exposure(c)(d)(e)	34.9%

Five Largest Issuers (%)(c)(d)(f)
Government of Indonesia	3.2
Mexican Bonos Desarollo	2.7
Republic of South Africa	2.5
Nota Do Tesouro Nacional	2.0
Korea Treasury Bond	1.8

Credit Quality (%)(c)(d)(g)
U.S. Treasury	0.4
AAA	0.7
AA	2.2
A	4.6
BBB	13.7
BB	27.6
B	18.1
CCC	4.8
C	0.1
Not Rated	13.9
Sector Diversification (%)(c)(d)
Government	44.6
Energy	8.8
Financial	6.6
Consumer, Cyclical	6.5
Communications	6.1
Consumer, Noncyclical	4.1
Basic Materials	3.3
Industrial	2.5
Utilities	1.4
Asset Backed Securities	1.0
Mortgage Securities	0.7
Technology	0.5

Region Diversification (%)(c)(d)
United States	24.6
Latin America	19.5
Pacific (excluding Japan)	17.1
Europe (excluding United Kingdom)	9.0
Africa	7.6
Middle East	6.5
Canada	1.1
United Kingdom	0.5
Japan	0.2

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2021. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Multisector Bond Fund
Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.80% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.80%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.80% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2022, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Effective duration is a measure of a Fund's interest-rate sensitivity—the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.
(c) Percentages shown are based on Net Assets.
(d) Excludes Common Stocks, Convertible Preferred Stocks, and Other.
(e) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.
(f) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(g) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S& P Global’s nomenclature, range from A‐1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Multisector Bond Fund
Investment Objective
Morningstar Multisector Bond Fund seeks total return through a combination of current income and capital appreciation.
Investment Strategies
In seeking total return through a combination of current income and capital appreciation, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality across various sectors of the fixed-income market. These may include U.S. and non- U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging-market debt securities, mortgage-backed and asset-backed securities, municipal securities, and floating-rate notes.
The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may invest without limit in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.
The Fund may invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, forward foreign currency contracts and currency options, for risk management purposes or as part of its investment strategies. Due to the opportunistic nature of its strategy, the Fund may also invest up to 20% of its assets in equity securities, including common stocks and convertible securities.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
Franklin Advisers, Inc.
Benchmark-agnostic investment strategy with opportunistic exposure to interest rates, credit and currencies across both developed and emerging bond markets.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Multisector Bond Fund
Loomis, Sayles & Company, L.P.
High-yield bond exposure with opportunistic bond allocations to bank loans, convertible bonds, investment-grade credit, agency and non-agency mortgage-backed securities.
TCW Investment Management Company LLC
Diversified, emerging-markets bond exposure across hard-currency, local-currency, and corporate emerging-markets debt.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information
Morningstar Unconstrained Allocation Fund
General Information
Net Asset Value Per Share	$12.53
Total Net Assets (millions)	$214
Net Expense Ratio(a)	0.93%
Gross Expense Ratio(a)	0.97%
Portfolio Turnover Rate	54%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(b)

Equity Portfolio (43.9%)
Number of Common Stocks	242

Five Largest Sectors (%)(b)(c)
Consumer, Noncyclical	13.0
Financial	6.7
Consumer, Cyclical	6.4
Communications	5.5
Industrial	3.9

Ten Largest Equities (%)(b)(c)(d)
National Grid PLC	1.2
International Game Technology PLC	1.1
CVS Health Corp.	1.1
Nielsen Holdings PLC	1.1
McKesson Corp.	1.1
H&R Block, Inc.	1.1
Royal Dutch Shell PLC, Class B	0.9
Dollar Tree, Inc.	0.9
Omnicom Group, Inc.	0.9
Fresenius Medical Care A.G. & Co. KGaA	0.8
Fixed Income Portfolio (14.9%)
Number of Issuers	29

Sector Diversification (%)(b)(e)
Government	12.5
Financial	1.3
Industrial	0.5
Consumer, Cyclical	0.3
Energy	0.2
Mortgage Securities	0.1

Five Largest Issuers (%)(b)(d)(e)
U.S. Treasury	6.7
Mexican Bonos Desarollo	1.4
Korea Treasury Bond	1.1
Republic of South Africa	0.7
Malaysia Government	0.6

Credit Quality (%)(b)(d)(f)
U.S. Treasury	6.7
AAA	0.6
AA	0.7
A	1.9
BBB	2.4
BB	1.5
Not Rated	1.1

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2021. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.00%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Unconstrained Allocation Fund
expenses, and extraordinary expenses) do not exceed 0.93% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2022, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Percentages shown are based on Net Assets.
(c) Excludes Investment Companies and Other.
(d) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(e) Excludes Investment Companies, Common Stocks and Other.
(f) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S& P Global’s nomenclature, range from A1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Unconstrained Allocation Fund
Investment Objective
Morningstar Unconstrained Allocation Fund seeks long-term capital appreciation over a full market cycle.
Investment Strategies
In seeking long-term capital appreciation over a full market cycle, the Fund has significant flexibility and invests across asset classes and geographies according to the portfolio management team’s assessment of their valuations and fundamental characteristics. The Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
The Fund invests in equity securities, which may include common stocks and real estate investment trusts (REITs). The Fund may invest in companies of any size from any country, including emerging markets.
To meet its objective, the Fund may also invest in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non-U.S. corporate debt securities, U.S. government debt securities, including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
Brandywine Global Investment Management, LLC
Global fixed income strategy designed to serve as an anchor position.
Lazard Asset Management LLC
Anchor global equity exposure focused on quality, attractively valued stocks, which have appeal throughout a market cycle.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information
Morningstar Alternatives Fund
General Information
Net Asset Value Per Share	$10.81
Total Net Assets (millions)	$339
Net Expense Ratio(a)	1.34%
Gross Expense Ratio(a)	1.76%
Portfolio Turnover Rate	230%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Allocation Strategy Type (%)(b)
Global Macro	46.4
Convertible Arbitrage	22.0
Merger Arbitrage	16.0
Short-term investments and ETFs	15.6
Region Diversification (%)(c)(d)
United States	69.4
Europe (excluding United Kingdom)	2.2
Pacific (excluding Japan)	1.7
United Kingdom	1.3
Japan	0.5
Canada	0.2

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2021. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.29% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.29%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2022, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.20% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2022, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Percentages shown are based on Total Investments excluding derivatives.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies and Other.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Alternatives Fund
Investment Objective
Morningstar Alternatives Fund seeks long-term capital appreciation and low sensitivity to traditional U.S. asset classes.
Investment Strategies
In seeking long-term capital appreciation and low sensitivity to traditional U.S. asset classes, the Fund allocates assets to strategies that provide alternative sources of return including (i) long/short macro strategies; (ii) long/short alpha strategies; (iii) merger arbitrage strategy; and (iv) convertible arbitrage strategy. The Fund will normally invest in both U.S. and non-U.S. securities, including securities of companies located in emerging markets. The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. The Fund may also seek returns through core allocation across fixed income and equity markets.
In particular, the Fund has the latitude to invest in the following alternative strategies:
Long-Short Equity—Combines long equity positions with short equity positions (selling borrowed securities). Since the strategy is both long and short, total net exposure is typically less than 100%.
Convertible Arbitrage—Includes the purchase of convertible securities and the sale of the underlying common stock. These securities tend to be convertible bonds or convertible preferred stocks that may be converted into the stock of the same company.
Merger Arbitrage—Seeks to profit from the successful completion of corporate re-organizations. The process typically involves purchasing shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition. Hedging strategies may be used to reduce market exposure and volatility.
Credit Arbitrage—Seeks to exploit the mispricing of different classes of securities that are usually of the same company, and may include investments in investment-grade and/or non-investment-grade corporate debt (otherwise known as junk bonds), credit derivatives, loans, equities, credit index securities, and private debt.
Global Macro—Establishes long (number of contracts bought exceeds number sold) with a short (number of contracts sold exceeds number bought) exposures around the globe to take advantage of what the subadvisers believe to be attractive opportunities. This strategy may include investments in fixed-income and equity securities and a wide variety of derivative instruments. Such investments will likely have significant exposure to foreign investments and may be concentrated in a geographic region or country.
Geographic Concentration Risk—To the extent that the Fund invests a significant portion of its assets in a particular country, region or continent, economic, political, social and environmental conditions in such country, region or continent will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Alternatives Fund
Hedged Equity—Seeks to limit investment loss by creating a transaction that offsets an existing position in a contract that provides the right to buy or sell shares of a security at a specific price for a certain time. Specifically, this strategy attempts to reduce the systematic risk created by factors such as exposures to sectors, market-cap ranges, investment styles, currencies, and/or countries; the strategy strives to achieve this by matching short positions within each area against long positions. This strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral in order to achieve low beta exposures to certain market indexes.
Market Neutral—Attempts to significantly reduce the systematic risk created by factors such as exposures to sectors, market-cap ranges, investment styles, currencies, and/or countries. This strategy seeks to achieve this by matching short positions within each area against long positions, and the strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral. In attempting to significantly reduce systematic risk, issue selection may be emphasized, with profits dependent on the ability to sell short and buy long the chosen securities.
Nontraditional Bond—Pursues strategies that diverge in one or more ways from conventional practice in the broader bond-fund universe. In pursuing this strategy, the Fund may seek to avoid losses and produce returns uncorrelated with the overall bond market and may employ a variety of methods to achieve those aims, including investing tactically across a wide swath of individual sectors, including high-yield and foreign debt.
Debt Securities—Investment in debt securities may include U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, mortgage to-be-announced (“TBA”) securities, emerging market debt securities, preferred securities, structured products, credit-linked notes, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. These debt securities may be of any credit quality, which may include investment grade securities and high yield securities, including unrated securities (commonly called “junk bonds”). The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.
Equity Securities—Investment in equity securities may include common stock, preferred stock, securities convertible into common stock, including contingent convertible bonds which are securities convertible into equity if a pre-specified trigger event occurs, and non-convertible preferred stock.
Derivatives—Exposure to equity securities may be done through derivatives which at times may be significant. Types of derivatives include, but are not limited to, swaps, (including total return some of which may be referred to as contracts for difference), credit default, index and interest rate swaps; options; forward contracts; futures; options on futures and swaps; and foreign exchange transactions, for hedging purposes, as well as to enhance returns. Use of derivatives may be to maintain a portion of its portfolio long and short positions. Investments in indexed and inverse securities may also be made to provide a potential return based on a particular index of value or interest rates. This strategy may also include investments in repurchase agreements, reverse repurchase agreements and dollar rolls.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Information  (continued)
Morningstar Alternatives Fund
Short Sales—Short sales may be used for hedging purposes or to enhance total return. Short sales “against the box” may also be used. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.
Currency—The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. As a result, the Fund may have significant exposure to foreign currencies and investments in non-U.S. dollar-based assets may be made on a currency hedged or unhedged basis.To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets. The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
BlackRock Financial Management, Inc.
Seeks to deliver equity upside participation, balanced returns through defensive alpha and diversified fixed income exposure. The systematic, credit-oriented approach can offer downside protection.
SSI Investment Management LLC
Short-term cash exposure that pursues minimal correlation to broad markets and bond-like volatility through an unlevered convertible arbitrage strategy.
Water Island Capital, LLC
Seeks to provide cash-plus returns while remaining broadly uncorrelated to equity markets.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 84.7%
Aerospace/Defense – 1.6%
Barnes Group, Inc.	22,725	$ 953,087
Boeing (The) Co.*	10,608	2,196,174
Lockheed Martin Corp.	20,019	6,652,714
Moog, Inc., Class A	23,270	1,757,583
Northrop Grumman Corp.	17,922	6,402,097
Raytheon Technologies Corp.	104,255	9,264,099
		27,225,754
Agriculture – 0.4%
Archer-Daniels-Midland Co.	86,787	5,575,197
Philip Morris International, Inc.	12,223	1,155,562
		6,730,759
Airlines – 0.2%
Alaska Air Group, Inc.*	50,478	2,665,238
Allegiant Travel Co.*	7,384	1,294,194
		3,959,432
Apparel – 1.0%
Hanesbrands, Inc.	208,255	3,548,665
NIKE, Inc., Class B	37,800	6,323,562
Ralph Lauren Corp.	34,164	4,344,636
VF Corp.	34,970	2,548,614
		16,765,477
Auto Manufacturers – 0.6%
General Motors Co.*	158,887	8,648,219
PACCAR, Inc.	13,746	1,231,917
		9,880,136
Auto Parts & Equipment – 0.7%
Aptiv PLC*	44,971	7,775,036
BorgWarner, Inc.	69,042	3,111,723
Holley, Inc.*	106,221	1,157,809
XPEL, Inc.*	13,371	1,014,859
		13,059,427
Banks – 6.6%
Bank OZK	152,696	6,820,930
BankUnited, Inc.	69,333	2,812,146
BOK Financial Corp.	27,422	2,774,284
Citigroup, Inc.	213,960	14,797,474
Columbia Banking System, Inc.	45,544	1,554,417
Eagle Bancorp, Inc.	20,590	1,165,188
First Republic Bank	28,778	6,225,545
Goldman Sachs Group (The), Inc.	35,812	14,802,890
Hilltop Holdings, Inc.	29,057	1,029,780
JPMorgan Chase & Co.	86,808	14,747,811
	Number of Shares	Value
Banks (Continued)
Morgan Stanley	59,478	$ 6,113,149
PNC Financial Services Group (The), Inc.	20,883	4,406,939
Renasant Corp.	48,241	1,804,696
Sandy Spring Bancorp, Inc.	40,931	1,942,585
Simmons First National Corp., Class A	66,749	1,995,128
SVB Financial Group*	9,217	6,612,276
Triumph Bancorp, Inc.*	17,014	1,995,742
Truist Financial Corp.	115,824	7,351,349
Trustmark Corp.	32,454	1,032,362
U.S. Bancorp	65,654	3,963,532
Veritex Holdings, Inc.	47,951	1,963,593
Webster Financial Corp.	38,833	2,173,095
Western Alliance Bancorp	48,880	5,674,479
		113,759,390
Beverages – 1.1%
Diageo PLC (United Kingdom)	95,475	4,750,043
Duckhorn Portfolio (The), Inc.*	66,425	1,284,659
Molson Coors Beverage Co., Class B	31,898	1,406,383
Monster Beverage Corp.*	69,692	5,923,820
PepsiCo, Inc.	18,042	2,915,587
Primo Water Corp.	156,661	2,490,910
		18,771,402
Biotechnology – 0.2%
BioMarin Pharmaceutical, Inc.*	39,808	3,153,988
Intra-Cellular Therapies, Inc.*	22,599	973,339
		4,127,327
Building Materials – 1.2%
Griffon Corp.	40,242	1,066,011
Johnson Controls International PLC	62,652	4,596,777
Masco Corp.	47,715	3,127,718
Masonite International Corp.*	16,916	2,030,089
Owens Corning	56,703	5,296,627
Trex Co., Inc.*	26,426	2,811,727
UFP Industries, Inc.	25,330	2,072,754
		21,001,703
Chemicals – 2.5%
Ashland Global Holdings, Inc.	42,342	4,065,255
Balchem Corp.	20,751	3,176,771
DuPont de Nemours, Inc.	200,010	13,920,696

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Chemicals (Continued)
Ecolab, Inc.	21,891	$ 4,864,618
Ecovyst, Inc.	77,930	910,222
Innospec, Inc.	10,603	960,738
International Flavors & Fragrances, Inc.	6,918	1,020,060
PPG Industries, Inc.	32,953	5,291,263
Sherwin-Williams (The) Co.	13,205	4,180,835
Stepan Co.	16,658	1,999,293
Valvoline, Inc.	60,683	2,060,795
		42,450,546
Commercial Services – 2.1%
Cimpress PLC (Ireland)*	9,940	887,841
Equifax, Inc.	14,185	3,935,345
Euronet Worldwide, Inc.*	10,874	1,219,954
Grand Canyon Education, Inc.*	11,378	906,827
HealthEquity, Inc.*	32,376	2,142,644
IHS Markit Ltd.	72,520	9,479,814
Mister Car Wash, Inc.*	60,839	1,115,787
Monro, Inc.	59,421	3,669,841
Moody's Corp.	4,156	1,679,647
Paylocity Holding Corp.*	6,052	1,846,707
PROG Holdings, Inc.	49,369	1,996,976
Repay Holdings Corp.*	86,636	1,820,222
Terminix Global Holdings, Inc.*	41,027	1,660,773
WEX, Inc.*	9,253	1,385,174
ZipRecruiter, Inc., Class A*	83,432	2,317,741
		36,065,293
Computers – 3.4%
Accenture PLC, Class A	25,560	9,170,672
Apple, Inc.	112,108	16,793,778
Check Point Software Technologies Ltd. (Israel)*	45,294	5,417,162
Cognizant Technology Solutions Corp., Class A	33,084	2,583,530
CyberArk Software Ltd.*	20,429	3,679,467
Globant S.A.*	6,706	2,140,488
Hewlett Packard Enterprise Co.	195,707	2,867,108
International Business Machines Corp.	83,136	10,400,314
NCR Corp.*	130,462	5,158,468
		58,210,987
Cosmetics/Personal Care – 0.8%
Colgate-Palmolive Co.	29,521	2,249,205
Unilever PLC ADR (United Kingdom)	221,252	11,854,682
		14,103,887
	Number of Shares	Value
Distribution/Wholesale – 1.1%
Avient Corp.	36,801	$ 1,982,838
Pool Corp.	5,673	2,922,503
W.W. Grainger, Inc.	16,599	7,687,163
WESCO International, Inc.*	48,202	6,245,051
		18,837,555
Diversified Financial Services – 3.0%
American Express Co.	32,704	5,683,301
BlackRock, Inc.	5,377	5,072,985
Cohen & Steers, Inc.	23,771	2,255,630
Discover Financial Services	10,672	1,209,351
Focus Financial Partners, Inc. Class A*	30,798	1,935,962
Hamilton Lane, Inc., Class A	41,265	4,312,605
Moelis & Co., Class A	28,502	2,073,236
Mr. Cooper Group, Inc.*	62,185	2,726,190
Nasdaq, Inc.	28,964	6,078,675
Perella Weinberg Partners	73,693	1,034,650
Piper Sandler Cos.	11,815	1,945,812
Visa, Inc., Class A	82,648	17,502,367
		51,830,764
Electric – 2.1%
American Electric Power Co., Inc.	25,679	2,175,268
Avista Corp.	46,033	1,832,574
CenterPoint Energy, Inc.	367,431	9,567,903
Dominion Energy, Inc.	101,393	7,698,770
Duke Energy Corp.	63,885	6,516,909
NorthWestern Corp.	32,032	1,821,339
Southern (The) Co.	79,071	4,927,705
Xcel Energy, Inc.	22,245	1,436,805
		35,977,273
Electrical Component & Equipment – 0.3%
Encore Wire Corp.	12,012	1,610,329
Novanta, Inc.*	18,484	3,189,599
		4,799,928
Electronics – 1.1%
Avnet, Inc.	21,911	835,028
Honeywell International, Inc.	35,347	7,727,561
nVent Electric PLC	177,263	6,283,973
Sensata Technologies Holding PLC*	73,115	4,028,637
		18,875,199
Engineering & Construction – 0.1%
Comfort Systems USA, Inc.	22,082	2,019,841

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Entertainment – 0.7%
Red Rock Resorts, Inc., Class A*	167,844	$ 9,132,392
Vail Resorts, Inc.	10,566	3,642,206
		12,774,598
Environmental Control – 0.2%
Stericycle, Inc.*	41,136	2,752,821
Food – 1.1%
Flowers Foods, Inc.	72,529	1,795,093
Hostess Brands, Inc.*	104,121	1,968,928
J&J Snack Foods Corp.	12,450	1,836,997
JM Smucker (The) Co.	5,089	625,235
Nestle S.A. (Switzerland)(a)	40,211	5,304,121
Post Holdings, Inc.*	66,795	6,778,357
		18,308,731
Forest Products & Paper – 0.5%
International Paper Co.	160,621	7,978,045
Gas – 0.4%
South Jersey Industries, Inc.	142,806	3,250,265
UGI Corp.	103,356	4,486,684
		7,736,949
Hand/Machine Tools – 0.2%
Stanley Black & Decker, Inc.	17,827	3,204,047
Healthcare - Products – 3.7%
Abbott Laboratories	41,302	5,323,415
Alcon, Inc. (Switzerland)	79,714	6,644,959
Avanos Medical, Inc.*	31,927	1,006,977
Boston Scientific Corp.*	145,684	6,283,351
CONMED Corp.	14,161	2,071,471
Danaher Corp.	17,210	5,365,562
Intuitive Surgical, Inc.*	14,360	5,185,827
Medtronic PLC	60,212	7,217,010
Merit Medical Systems, Inc.*	27,403	1,843,126
Neogen Corp.*	49,202	2,081,737
Patterson Cos., Inc.	30,025	938,581
Thermo Fisher Scientific, Inc.	32,241	20,410,810
		64,372,826
Healthcare - Services – 1.5%
Aveanna Healthcare Holdings, Inc.*	92,327	712,764
Ensign Group (The), Inc.	33,112	2,583,067
ICON PLC (Ireland)*	11,863	3,401,953
Medpace Holdings, Inc.*	16,064	3,639,299
	Number of Shares	Value
Healthcare - Services (Continued)
Pennant Group (The), Inc.*	22,990	$ 587,854
UnitedHealth Group, Inc.	32,218	14,835,423
		25,760,360
Home Builders – 0.5%
Century Communities, Inc.	29,959	2,009,050
Installed Building Products, Inc.	14,236	1,808,684
NVR, Inc.*	885	4,331,898
		8,149,632
Household Products/Wares – 0.4%
Central Garden & Pet Co., Class A*	44,332	2,048,138
Kimberly-Clark Corp.	19,356	2,506,409
Reckitt Benckiser Group PLC (United Kingdom)	20,991	1,704,108
		6,258,655
Insurance – 4.6%
Alleghany Corp.*	3,253	2,118,939
American International Group, Inc.	175,872	10,392,276
Aon PLC, Class A	30,043	9,611,357
Argo Group International Holdings Ltd.	34,517	1,901,887
Berkshire Hathaway, Inc., Class B*	20,678	5,934,793
Brighthouse Financial, Inc.*	45,729	2,296,968
Chubb Ltd.	36,980	7,225,152
Enstar Group Ltd.*	5,512	1,272,059
Hartford Financial Services Group (The), Inc.	48,229	3,517,341
James River Group Holdings Ltd.	18,332	585,707
Loews Corp.	68,015	3,813,601
Marsh & McLennan Cos., Inc.	42,544	7,096,339
Progressive (The) Corp.	56,076	5,320,491
Reinsurance Group of America, Inc.	10,035	1,184,933
RenaissanceRe Holdings Ltd.	10,145	1,438,561
Travelers (The) Cos., Inc.	25,099	4,037,927
Voya Financial, Inc.	123,598	8,623,432
Willis Towers Watson PLC	10,884	2,636,976
		79,008,739
Internet – 6.7%
1-800-Flowers.com, Inc., Class A*	52,082	1,672,874
Alibaba Group Holding Ltd. ADR (China)*	33,944	5,598,723

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Internet (Continued)
Amazon.com, Inc.*	11,205	$ 37,788,078
Booking Holdings, Inc.*	2,476	5,993,851
Facebook, Inc., Class A*	78,807	25,499,581
Netflix, Inc.*	13,500	9,319,185
Open Lending Corp., Class A*	69,981	2,205,801
Palo Alto Networks, Inc.*	24,059	12,248,196
Q2 Holdings, Inc.*	22,172	1,739,615
Sea Ltd. ADR (Taiwan)*	18,350	6,304,510
Uber Technologies, Inc.*	162,579	7,124,212
		115,494,626
Leisure Time – 0.3%
Callaway Golf Co.*	48,879	1,322,177
Polaris, Inc.	16,687	1,918,171
YETI Holdings, Inc.*	26,005	2,557,071
		5,797,419
Lodging – 0.1%
Marriott International, Inc., Class A*	13,113	2,098,342
Machinery - Diversified – 1.1%
Alamo Group, Inc.	6,641	1,004,119
Altra Industrial Motion Corp.	89,890	4,687,764
Colfax Corp.*	162,152	8,370,286
Columbus McKinnon Corp.	20,479	968,042
Kadant, Inc.	13,376	2,971,077
Otis Worldwide Corp.	12,340	991,026
		18,992,314
Media – 1.2%
Comcast Corp., Class A	229,097	11,782,459
Liberty Media Corp.-Liberty Formula One, Class C*	41,849	2,335,174
Walt Disney (The) Co.*	41,880	7,080,651
		21,198,284
Metal Fabricate/Hardware – 0.4%
AZZ, Inc.	19,739	1,048,733
Helios Technologies, Inc.	28,175	2,565,334
Janus International Group, Inc.*	132,213	1,847,016
RBC Bearings, Inc.*	9,592	2,243,856
		7,704,939
Mining – 0.3%
Freeport-McMoRan, Inc.	119,157	4,494,602
Livent Corp.*	36,633	1,033,783
		5,528,385
Miscellaneous Manufacturing – 1.9%
Eaton Corp. PLC	73,685	12,140,340
	Number of Shares	Value
Miscellaneous Manufacturing (Continued)
Fabrinet (Thailand)*	21,098	$ 2,025,408
Federal Signal Corp.	46,165	1,976,324
General Electric Co.	37,753	3,959,157
Illinois Tool Works, Inc.	22,867	5,210,703
Parker-Hannifin Corp.	14,603	4,331,104
Trane Technologies PLC	20,187	3,652,434
		33,295,470
Oil & Gas – 1.7%
Brigham Minerals, Inc., Class A	46,402	1,075,598
Cabot Oil & Gas Corp.	187,628	4,000,229
Chevron Corp.	15,875	1,817,529
ConocoPhillips	42,243	3,146,681
EOG Resources, Inc.	22,186	2,051,318
Hess Corp.	73,624	6,079,134
PDC Energy, Inc.	38,353	2,006,245
Pioneer Natural Resources Co.	41,134	7,691,235
Whiting Petroleum Corp.*	14,512	945,167
		28,813,136
Packing & Containers – 0.1%
TriMas Corp.*	45,793	1,527,197
Pharmaceuticals – 3.8%
AbbVie, Inc.	54,249	6,220,733
Cigna Corp.	28,020	5,985,352
Johnson & Johnson	65,301	10,636,227
McKesson Corp.	14,184	2,948,570
Merck & Co., Inc.	181,587	15,988,735
Pfizer, Inc.	113,472	4,963,265
Roche Holding A.G. (Genusschein) (Switzerland)	2,746	1,063,784
Viatris, Inc.	411,470	5,493,125
Zoetis, Inc.	54,840	11,856,408
		65,156,199
Pipelines – 4.4%
Antero Midstream Corp.	220,474	2,345,843
Cheniere Energy, Inc.*	130,683	13,512,622
Enbridge, Inc. (Canada)	363,781	15,237,886
Equitrans Midstream Corp.	269,123	2,774,658
Kinder Morgan, Inc.	674,984	11,305,982
ONEOK, Inc.	84,168	5,354,768
Pembina Pipeline Corp. (Canada)	105,690	3,498,804
TC Energy Corp. (Canada)	249,844	13,515,721
Williams (The) Cos., Inc.	304,557	8,555,006
		76,101,290

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Private Equity – 0.1%
KKR & Co., Inc.	18,898	$ 1,505,604
Real Estate – 0.2%
Jones Lang LaSalle, Inc.*	5,413	1,397,799
Radius Global Infrastructure, Inc. Class A*	107,362	1,860,583
		3,258,382
Real Estate Investment Trusts – 1.8%
Community Healthcare Trust, Inc.	31,927	1,527,388
CubeSmart	121,365	6,676,289
Douglas Emmett, Inc.	58,110	1,899,035
Equinix, Inc.	8,129	6,804,542
National Storage Affiliates Trust	53,502	3,341,735
Plymouth Industrial REIT, Inc.	84,998	2,172,549
PotlatchDeltic Corp.	20,218	1,056,795
Public Storage	4,079	1,354,962
Rayonier, Inc.	29,248	1,091,828
Sunstone Hotel Investors, Inc.*	77,607	957,670
UDR, Inc.	19,077	1,059,346
Urban Edge Properties	76,848	1,347,145
Weyerhaeuser Co.	67,155	2,398,776
		31,688,060
Retail – 3.7%
Academy Sports & Outdoors, Inc.*	22,269	952,668
Advance Auto Parts, Inc.	35,564	8,020,393
Bloomin' Brands, Inc.*	46,220	999,276
Chuy's Holdings, Inc.*	29,450	858,762
Five Below, Inc.*	11,961	2,359,905
Floor & Decor Holdings, Inc., Class A*	16,666	2,265,243
Gap (The), Inc.	152,067	3,450,400
Home Depot (The), Inc.	28,922	10,751,464
Jack in the Box, Inc.	20,102	1,989,093
Lowe's Cos., Inc.	22,991	5,375,756
National Vision Holdings, Inc.*	16,696	1,029,141
Ollie's Bargain Outlet Holdings, Inc.*	31,104	2,104,497
Papa John's International, Inc.	8,322	1,032,594
Sonic Automotive, Inc. Class A	39,420	1,948,531
Tractor Suppy Co.	29,170	6,334,849
	Number of Shares	Value
Retail (Continued)
Ulta Beauty, Inc.*	19,968	$ 7,335,445
Walmart, Inc.	48,248	7,209,216
		64,017,233
Savings & Loans – 0.4%
Provident Financial Services, Inc.	40,148	994,065
Sterling Bancorp	206,365	5,251,989
		6,246,054
Semiconductors – 3.8%
Amkor Technology, Inc.	82,214	1,802,131
Analog Devices, Inc.	13,965	2,422,788
ASML Holding N.V. (Netherlands)(a)	7,920	6,438,010
Intel Corp.	45,367	2,222,983
Micron Technology, Inc.	76,360	5,276,476
Monolithic Power Systems, Inc.	3,667	1,926,862
NVIDIA Corp.	72,068	18,425,625
NXP Semiconductors N.V. (China)	45,046	9,047,939
QUALCOMM, Inc.	71,567	9,521,274
Texas Instruments, Inc.	41,711	7,819,978
		64,904,066
Software – 6.0%
Adobe, Inc.*	25,006	16,262,902
Akamai Technologies, Inc.*	16,458	1,735,661
Atlassian Corp. PLC, Class A*	25,580	11,718,965
Avalara, Inc.*	7,021	1,261,253
Clearwater Analytics Holdings, Inc., Class A*	9,950	223,676
Fidelity National Information Services, Inc.	68,989	7,639,842
Fiserv, Inc.*	17,357	1,709,491
Five9, Inc.*	9,138	1,443,895
Guidewire Software, Inc.*	14,380	1,807,997
Microsoft Corp.	79,647	26,412,538
salesforce.com, Inc.*	58,278	17,465,334
Splunk, Inc.*	43,457	7,162,583
UiPath, Inc. Class A*	41,680	2,094,420
Workday, Inc., Class A*	25,660	7,440,887
		104,379,444
Telecommunications – 1.5%
ADTRAN, Inc.	53,717	992,690
AT&T, Inc.	200,534	5,065,489
Cisco Systems, Inc.	160,970	9,009,491

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Telecommunications (Continued)
Viavi Solutions, Inc.*	126,491	$ 1,947,961
Vodafone Group PLC ADR (United Kingdom)	606,442	9,066,308
		26,081,939
Transportation – 1.3%
Canadian National Railway Co. (Canada)	15,908	2,114,332
Kirby Corp.*	63,639	3,335,320
Union Pacific Corp.	22,245	5,369,943
United Parcel Service, Inc., Class B	51,635	11,022,524
		21,842,119
Total Common Stocks (Cost $1,073,990,786)		1,460,387,985

Master Limited Partnerships – 2.4%
Pipelines – 2.4%
Energy Transfer L.P.	907,679	8,632,027
Enterprise Products Partners L.P.	596,301	13,524,107
Magellan Midstream Partners L.P.	93,520	4,582,480
MPLX L.P.	159,253	4,796,700
Phillips 66 Partners L.P.	58,521	2,161,766
Plains All American Pipeline L.P.	552,464	5,590,936
Shell Midstream Partners L.P.	157,776	1,962,733
		41,250,749
Total Master Limited Partnerships (Cost $45,876,443)		41,250,749
	Number of Shares	Value

Investment Companies – 11.7%
Energy Select Sector SPDR Fund	449,928	$ 25,857,362
Vanguard Consumer Staples ETF	409,042	75,950,919
Vanguard Financials ETF	273,697	27,273,906
Vanguard Health Care ETF	280,664	72,537,611
Total Investment Companies (Cost $153,447,525)		201,619,798

Short-Term Investments – 1.1%
Money Market Fund – 1.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(b)	19,028,616	19,028,616
Total Short-Term Investments (Cost $19,028,616)		19,028,616
Total Investments – 99.9% (Cost $1,292,343,370)		1,722,287,148
Other Assets less Liabilities – 0.1%		2,179,493
NET ASSETS – 100.0%		$1,724,466,641

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	7-day current yield as of October 31, 2021 is disclosed.
*	Non-income producing security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	1,447,565,929	$12,822,056	$—	1,460,387,985
Master Limited Partnerships	41,250,749	—	—	41,250,749
Investment Companies	201,619,798	—	—	201,619,798
Short-Term Investments	19,028,616	—	—	19,028,616
Total Investments	$1,709,465,092	$12,822,056	$—	$1,722,287,148
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 96.6%
Advertising – 1.0%
Dentsu Group, Inc. (Japan)	20,894	$ 763,545
Publicis Groupe S.A. (France)	70,600	4,739,621
WPP PLC (United Kingdom)	352,758	5,099,035
		10,602,201
Aerospace/Defense – 0.3%
BAE Systems PLC (United Kingdom)	211,500	1,594,744
Rolls-Royce Holdings PLC (United Kingdom)*	638,536	1,152,456
		2,747,200
Agriculture – 0.4%
British American Tobacco PLC (United Kingdom)	73,610	2,560,480
Japan Tobacco, Inc. (Japan)	39,800	781,321
KT&G Corp. (South Korea)	17,951	1,246,855
		4,588,656
Airlines – 0.4%
Ryanair Holdings PLC ADR (Ireland)*	38,091	4,323,709
Auto Manufacturers – 4.2%
Bayerische Motoren Werke A.G. (Germany)	100,720	10,176,350
Daimler A.G. (Germany)(a)	104,790	10,401,710
Honda Motor Co. Ltd. (Japan)	156,000	4,614,147
Maruti Suzuki India Ltd. (India)	4,161	416,631
Nissan Motor Co. Ltd. (Japan)*	313,576	1,596,058
Toyota Motor Corp. (Japan)	746,300	13,167,841
Volvo AB, Class B (Sweden)	165,100	3,849,992
		44,222,729
Auto Parts & Equipment – 2.4%
Bridgestone Corp. (Japan)	72,000	3,185,229
Continental A.G. (Germany)*	77,675	9,132,363
Denso Corp. (Japan)	23,700	1,718,136
Huayu Automotive Systems Co. Ltd., Class A (China)	490,400	2,052,574
Hyundai Mobis Co. Ltd. (South Korea)	6,250	1,351,057
Stanley Electric Co. Ltd. (Japan)	64,500	1,625,736
Sumitomo Electric Industries Ltd. (Japan)	58,900	781,772
	Number of Shares	Value
Auto Parts & Equipment (Continued)
Valeo S.A. (France)	143,994	$ 4,230,842
Vitesco Technologies Group A.G. (Germany)*	14,675	841,429
Weichai Power Co. Ltd., Class H (China)	377,000	674,818
		25,593,956
Banks – 12.4%
Al Rajhi Bank (Saudi Arabia)	19,319	715,919
Axis Bank Ltd. (India)*	444,629	4,424,487
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	554,528	3,880,660
Banco del Bajio S.A. (Mexico)(b)	85,883	160,937
Banco do Brasil S.A. (Brazil)	388,000	1,962,756
Banco Santander Chile ADR (Chile)	39,745	704,282
Bank Central Asia Tbk PT (Indonesia)	1,014,500	536,445
Bank Mandiri Persero Tbk PT (Indonesia)	8,293,800	4,193,115
Barclays PLC (United Kingdom)	647,681	1,787,260
BNP Paribas S.A. (France)	158,805	10,629,967
China Construction Bank Corp., Class H (China)	5,482,000	3,730,944
China Merchants Bank Co. Ltd., Class H (China)	258,613	2,167,214
Commercial International Bank Egypt S.A.E. GDR (Egypt)(a)*	470,887	1,459,751
Credicorp Ltd. (Peru)	1,796	232,869
Credit Suisse Group A.G. (Switzerland)(a)	931,600	9,690,235
DBS Group Holdings Ltd. (Singapore)	256,252	5,988,061
First Abu Dhabi Bank PJSC (United Arab Emirates)	131,945	640,414
FirstRand Ltd. (South Africa)	128,787	489,220
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	456,869	2,887,941
Grupo Financiero Inbursa S.A.B. de C.V., Class O (Mexico)*	115,793	115,973
HDFC Bank Ltd. (India)	73,613	1,559,406
HDFC Bank Ltd. ADR (India)	41,833	3,008,211
HSBC Holdings PLC (United Kingdom)	832,825	5,017,913
ICICI Bank Ltd. ADR (India)	213,086	4,506,769

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banks (Continued)
Intesa Sanpaolo S.p.A. (Italy)	3,694,600	$ 10,500,714
KakaoBank Corp. (South Korea)*	624	33,695
Kasikornbank PCL (Thailand)(a)	255,900	1,089,009
Komercni banka A.S. (Czech Republic)*	10,804	419,067
Kotak Mahindra Bank Ltd. (India)	55,874	1,519,885
Lloyds Banking Group PLC (United Kingdom)	19,893,228	13,614,542
Mitsubishi UFJ Financial Group, Inc. (Japan)	404,000	2,215,333
Mizuho Financial Group, Inc. (Japan)	55,000	725,889
Natwest Group PLC (United Kingdom)	1,507,979	4,546,823
Nedbank Group Ltd. (South Africa)	150,078	1,710,146
OTP Bank Nyrt. (Hungary)*	47,375	2,846,643
Qatar National Bank QPSC, Class B (Qatar)	87,643	491,051
Regional S.A.B. de C.V. (Mexico)	28,451	148,474
Resona Holdings, Inc. (Japan)	193,800	728,029
Saudi National Bank (The) (Saudi Arabia)	45,942	798,586
Sberbank of Russia PJSC (Russia)	540,618	2,713,023
Sberbank of Russia PJSC ADR (Russia)	98,345	1,972,312
Shinhan Financial Group Co. Ltd. (South Korea)	51,134	1,669,368
Skandinaviska Enskilda Banken AB Class A (Sweden)	213,316	3,335,799
Standard Bank Group Ltd. (South Africa)	100,489	890,476
Standard Chartered PLC (United Kingdom)	424,506	2,870,935
Sumitomo Mitsui Financial Group, Inc. (Japan)	117,200	3,803,100
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	70,300	2,312,438
		131,446,086
Beverages – 2.3%
Ambev S.A. ADR (Brazil)	892,713	2,642,430
Anheuser-Busch InBev S.A./N.V. (Belgium)	95,900	5,865,938
Arca Continental S.A.B. de C.V. (Mexico)	17,740	107,975
	Number of Shares	Value
Beverages (Continued)
Asahi Group Holdings Ltd. (Japan)	16,000	$ 726,085
Becle S.A.B. de C.V. (Mexico)	99,974	228,229
Budweiser Brewing Co. APAC Ltd. (China)(b)	457,600	1,255,107
Coca-Cola Femsa S.A.B. de C.V. (Mexico)	38,455	206,713
Diageo PLC (United Kingdom)	114,651	5,704,081
Fomento Economico Mexicano S.A.B. de C.V. (Mexico)	156,392	1,288,100
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	32,387	2,661,888
Heineken N.V. (Netherlands)	5,923	655,612
Kirin Holdings Co. Ltd. (Japan)	135,500	2,358,492
Kweichow Moutai Co. Ltd., Class A (China)	4,200	1,196,945
		24,897,595
Building Materials – 1.0%
Anhui Conch Cement Co. Ltd., Class H (China)	299,500	1,480,999
Cemex S.A.B. de C.V., Series CPO (Mexico)*	375,657	242,312
Daikin Industries Ltd. (Japan)	10,900	2,387,262
Holcim Ltd. (Switzerland)*	119,005	5,936,279
Hongfa Technology Co. Ltd., Class A (China)	56,200	649,416
Voltas Ltd. (India)	8,977	144,712
		10,840,980
Chemicals – 1.8%
Air Liquide S.A. (France)	13,261	2,214,028
Linde PLC (United Kingdom)	8,671	2,789,778
Nitto Denko Corp. (Japan)	23,300	1,820,666
Novozymes A/S, Class B (Denmark)	32,827	2,414,716
Orbia Advance Corp. S.A.B. de C.V. (Mexico)	84,560	220,970
Shin-Etsu Chemical Co. Ltd. (Japan)	23,500	4,190,827
Symrise A.G. (Germany)	26,231	3,628,328
Toray Industries, Inc. (Japan)	121,700	758,376
UPL Ltd. (India)	142,557	1,413,279
		19,450,968

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Coal – 0.2%
China Shenhua Energy Co. Ltd., Class H (China)	567,000	$ 1,219,218
Coal India Ltd. (India)	335,656	738,690
		1,957,908
Commercial Services – 3.0%
Adyen N.V. (Netherlands)(b)*	2,351	7,093,697
Amadeus IT Group S.A. (Spain)*	73,000	4,883,549
Bidvest Group (The) Ltd. (South Africa)	91,888	1,150,547
Brambles Ltd. (Australia)	280,400	2,127,309
CCR S.A. (Brazil)	666,360	1,360,159
Experian PLC (United Kingdom)	31,061	1,424,184
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	15,704	115,675
Recruit Holdings Co. Ltd. (Japan)	38,200	2,541,027
RELX PLC (United Kingdom)	73,764	2,287,229
Rentokil Initial PLC (United Kingdom)	115,109	926,506
Secom Co. Ltd. (Japan)	22,700	1,547,515
SGS S.A. (Switzerland)(a)	692	2,048,680
StoneCo Ltd., Class A (Brazil)*	10,857	367,618
Worldline S.A. (France)(b)*	64,600	3,767,225
		31,640,920
Computers – 1.2%
Capgemini SE (France)	11,900	2,774,641
Check Point Software Technologies Ltd. (Israel)*	24,925	2,981,030
Globant S.A.*	2,000	638,380
Infosys Ltd. (India)	70,187	1,570,702
Lenovo Group Ltd. (China)	1,026,000	1,114,203
Quanta Computer, Inc. (Taiwan)	590,000	1,657,607
Tata Consultancy Services Ltd. (India)	7,186	326,636
Wiwynn Corp. (Taiwan)	41,000	1,313,455
		12,376,654
Cosmetics/Personal Care – 2.6%
Kao Corp. (Japan)	56,000	3,167,812
LG Household & Health Care Ltd. (South Korea)	2,137	2,138,893
L'Oreal S.A. (France)	18,890	8,641,321
Unicharm Corp. (Japan)	110,800	4,481,064
	Number of Shares	Value
Cosmetics/Personal Care (Continued)
Unilever PLC (United Kingdom)	142,368	$ 7,622,651
Unilever PLC (United Kingdom)	33,184	1,776,484
		27,828,225
Distribution/Wholesale – 0.9%
Bunzl PLC (United Kingdom)	24,366	900,570
Ferguson PLC	5,786	870,582
ITOCHU Corp. (Japan)	108,600	3,097,366
Mitsubishi Corp. (Japan)	75,000	2,384,848
Mitsui & Co. Ltd. (Japan)	106,100	2,428,047
		9,681,413
Diversified Financial Services – 1.8%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	281,500	595,540
Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	56,361	107,860
Capitec Bank Holdings Ltd. (South Africa)	3,701	413,538
Daiwa Securities Group, Inc. (Japan)	126,500	710,696
HDFC Asset Management Co. Ltd. (India)(b)	12,456	441,208
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	7,000	421,692
Housing Development Finance Corp. Ltd. (India)	64,048	2,441,938
Japan Exchange Group, Inc. (Japan)	29,500	698,503
KB Financial Group, Inc. (South Korea)	41,647	2,015,877
London Stock Exchange Group PLC (United Kingdom)	14,495	1,410,997
Network International Holdings PLC (United Arab Emirates)(b)*	76,555	338,614
ORIX Corp. (Japan)	82,600	1,641,783
Pagseguro Digital Ltd., Class A (Brazil)*	9,233	334,235
Sanlam Ltd. (South Africa)	196,631	807,764
Schroders PLC (United Kingdom)	87,600	4,339,161
St James's Place PLC (United Kingdom)	58,930	1,273,055
XP, Inc., Class A (Brazil)*	29,560	969,872
		18,962,333
Electric – 0.5%
Chubu Electric Power Co., Inc. (Japan)	140,881	1,458,279

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Electric (Continued)
Electric Power Development Co. Ltd. (Japan)	54,651	$ 722,464
Engie Brasil Energia S.A. (Brazil)	104,700	715,896
National Grid PLC (United Kingdom)	92,375	1,182,729
SSE PLC (United Kingdom)	36,534	822,731
		4,902,099
Electrical Component & Equipment – 0.7%
Casio Computer Co. Ltd. (Japan)	53,100	751,424
Schneider Electric S.E.	38,862	6,700,515
		7,451,939
Electronics – 1.2%
AAC Technologies Holdings, Inc. (China)	157,153	679,249
Hon Hai Precision Industry Co. Ltd. (Taiwan)	455,000	1,756,454
Hoya Corp. (Japan)	10,600	1,560,411
Kyocera Corp. (Japan)	26,400	1,545,640
Murata Manufacturing Co. Ltd. (Japan)	42,400	3,145,172
Nidec Corp. (Japan)	14,900	1,650,292
TDK Corp. (Japan)	72,100	2,621,050
		12,958,268
Engineering & Construction – 0.2%
Airports of Thailand PCL (Thailand)(a)	167,900	326,363
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	46,141	279,047
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)*	28,003	353,642
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)	4,046	815,876
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	17,455	352,601
		2,127,529
Entertainment – 0.3%
Entain PLC (United Kingdom)*	31,447	881,180
OPAP S.A. (Greece)	68,348	1,067,412
Songcheng Performance Development Co. Ltd., Class A (China)	360,700	788,461
		2,737,053
	Number of Shares	Value
Food – 2.2%
Associated British Foods PLC (United Kingdom)	31,183	$ 762,606
China Mengniu Dairy Co. Ltd. (China)*	359,000	2,284,162
Danone S.A. (France)	56,500	3,682,998
Gruma S.A.B. de C.V., Class B (Mexico)	18,991	222,324
Grupo Bimbo S.A.B. de C.V., Class A (Mexico)	115,863	344,415
MEIJI Holdings Co. Ltd. (Japan)	38,700	2,442,310
Nestle S.A. ADR (Switzerland)	38,212	5,037,106
Seven & i Holdings Co. Ltd. (Japan)	38,500	1,616,414
Shoprite Holdings Ltd. (South Africa)	51,233	608,725
Tesco PLC (United Kingdom)	498,446	1,840,396
Tingyi Cayman Islands Holding Corp. (China)	406,000	757,792
Universal Robina Corp. (Philippines)	172,710	472,803
X5 Retail Group N.V. GDR (Russia)(a)	69,281	2,360,128
Yamazaki Baking Co. Ltd. (Japan)	46,500	706,372
		23,138,551
Food Service – 0.4%
Compass Group PLC (United Kingdom)*	181,282	3,846,919
Forest Products & Paper – 0.2%
Mondi PLC (Austria)	31,690	791,418
UPM-Kymmene OYJ (Finland)	51,800	1,828,070
		2,619,488
Gas – 0.4%
ENN Energy Holdings Ltd. (China)	175,300	3,020,152
Osaka Gas Co. Ltd. (Japan)	95,900	1,545,715
		4,565,867
Healthcare - Products – 1.4%
Alcon, Inc. (Switzerland)	46,350	3,863,736
Hengan International Group Co. Ltd. (China)	257,500	1,345,679
Olympus Corp. (Japan)	75,200	1,629,061
Smith & Nephew PLC (United Kingdom)	44,883	775,133

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Healthcare - Products (Continued)
Sonova Holding A.G. (Switzerland)(a)	8,009	$ 3,318,704
Sysmex Corp. (Japan)	33,500	4,153,695
		15,086,008
Healthcare - Services – 1.6%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	92,100	6,118,121
Fresenius S.E. & Co. KGaA (Germany)	72,800	3,309,034
Life Healthcare Group Holdings Ltd. (South Africa)*	671,294	1,068,797
Lonza Group A.G. (Switzerland)(a)	7,380	6,064,887
Rede D'Or Sao Luiz S.A. (Brazil)(b)	33,324	351,378
		16,912,217
Holding Companies - Diversified – 0.1%
Siam Cement (The) PCL (Thailand)(a)	85,300	1,015,400
Home Builders – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	11,389	679,337
Sekisui House Ltd. (Japan)	38,369	797,722
		1,477,059
Home Furnishings – 1.1%
Coway Co. Ltd. (South Korea)	22,154	1,502,152
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	292,800	1,670,114
Midea Group Co. Ltd., Class A (China)	43,000	460,643
Panasonic Corp. (Japan)	206,200	2,549,876
Sony Group Corp. (Japan)	51,700	5,986,673
		12,169,458
Household Products/Wares – 0.8%
Henkel A.G. & Co. KGaA (Germany)	34,500	2,881,175
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	647,252	1,023,003
Reckitt Benckiser Group PLC (United Kingdom)	57,735	4,687,089
		8,591,267
Insurance – 4.4%
AIA Group Ltd. (Hong Kong)	838,600	9,398,200
	Number of Shares	Value
Insurance (Continued)
Allianz S.E. (Germany)(a)	67,622	$15,702,534
Aviva PLC (United Kingdom)	135,857	733,074
BB Seguridade Participacoes S.A. (Brazil)	433,600	1,699,428
Dai-ichi Life Holdings, Inc. (Japan)	74,600	1,569,477
Direct Line Insurance Group PLC (United Kingdom)	191,515	765,467
Jackson Financial, Inc., Class A*	2,384	64,538
Legal & General Group PLC (United Kingdom)	203,978	804,445
MS&AD Insurance Group Holdings, Inc. (Japan)	46,400	1,499,061
Ping An Insurance Group Co. of China Ltd., Class H (China)	849,500	6,084,742
Prudential PLC (United Kingdom)	275,944	5,631,450
Sompo Holdings, Inc. (Japan)	17,800	771,930
Tokio Marine Holdings, Inc. (Japan)	30,000	1,580,101
		46,304,447
Internet – 7.1%
Alibaba Group Holding Ltd. (China)*	444,256	9,135,084
Alibaba Group Holding Ltd. ADR (China)*	54,062	8,916,986
Baidu, Inc., Class A (China)*	102,800	2,100,630
Coupang, Inc. (South Korea)*	17,583	523,270
D-MARKET Elektronik Hizmetler ve Ticaret A.S. ADR (Turkey)*	35,622	162,080
JD.com, Inc., Class A (China)*	54,950	2,151,128
Mail.Ru Group Ltd. GDR (Russia)(a)*	19,779	404,343
Meituan, Class B (China)(b)*	117,100	3,984,754
MercadoLibre, Inc. (Argentina)*	565	836,776
Naspers Ltd., Class N (South Africa)	14,209	2,406,348
NAVER Corp. (South Korea)	16,926	5,884,877
Ozon Holdings PLC ADR (Russia)*	7,544	339,480
Pinduoduo, Inc. ADR (China)*	18,683	1,661,292
Prosus N.V. (China)*	84,221	7,418,438

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Internet (Continued)
Sea Ltd. ADR (Taiwan)*	1,261	$ 433,242
Tencent Holdings Ltd. (China)	306,400	18,638,249
Tencent Music Entertainment Group ADR (China)*	136,831	1,075,492
Trip.com Group Ltd. ADR (China)*	115,943	3,311,332
Vipshop Holdings Ltd. ADR (China)	247,800	2,765,448
Yandex N.V., Class A (Russia)*	38,157	3,160,926
		75,310,175
Investment Management Companies – 0.6%
EXOR N.V. (Netherlands)	71,500	6,744,664
Iron/Steel – 0.5%
thyssenkrupp A.G. (Germany)*	510,600	5,315,184
Leisure Time – 0.1%
Bajaj Auto Ltd. (India)	15,743	780,623
Hero MotoCorp Ltd. (India)	20,694	735,707
		1,516,330
Lodging – 0.7%
Accor S.A. (France)*	180,035	6,442,811
InterContinental Hotels Group PLC (United Kingdom)*	11,212	785,368
		7,228,179
Machinery - Construction & Mining – 1.5%
Epiroc AB, Class A (Sweden)	162,974	4,055,032
Hitachi Ltd. (Japan)	41,400	2,385,657
Komatsu Ltd. (Japan)	260,500	6,822,839
Mitsubishi Electric Corp. (Japan)	232,300	3,119,659
		16,383,187
Machinery - Diversified – 3.4%
Atlas Copco AB, Class A (Sweden)	139,512	8,984,393
CNH Industrial N.V. (United Kingdom)	480,873	8,283,315
FANUC Corp. (Japan)	24,900	4,920,767
Keyence Corp. (Japan)	10,200	6,156,871
Kubota Corp. (Japan)	183,100	3,900,582
Nabtesco Corp. (Japan)	23,066	748,574
SMC Corp. (Japan)	4,100	2,446,737
Sumitomo Heavy Industries Ltd. (Japan)	30,064	774,013
		36,215,252
	Number of Shares	Value
Media – 1.1%
Grupo Televisa S.A.B. ADR (Mexico)	359,700	$ 3,640,164
Grupo Televisa S.A.B., Series CPO (Mexico)	147,894	299,265
Informa PLC (United Kingdom)*	235,561	1,675,766
Liberty Global PLC, Class A (United Kingdom)*	194,300	5,584,182
		11,199,377
Metal Fabricate/Hardware – 0.6%
SKF AB, Class B (Sweden)	177,500	4,122,472
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (China)	714,100	2,643,363
		6,765,835
Mining – 3.0%
Anglo American PLC (South Africa)	71,995	2,738,906
BHP Group Ltd. ADR (Australia)	97,118	5,325,951
BHP Group PLC (Australia)	121,675	3,213,627
Glencore PLC (Australia)*	2,072,859	10,365,498
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	407,218	1,784,496
Industrias Penoles S.A.B. de C.V. (Mexico)*	18,381	234,646
Rio Tinto PLC (Australia)	112,775	7,031,687
Sumitomo Metal Mining Co. Ltd. (Japan)	21,400	830,155
		31,524,966
Miscellaneous Manufacturing – 1.3%
Alfa Laval AB (Sweden)	106,224	4,556,462
Largan Precision Co. Ltd. (Taiwan)	9,000	670,673
Orica Ltd. (Australia)	396,958	4,556,796
Smiths Group PLC (United Kingdom)	117,824	2,187,762
Toshiba Corp. (Japan)	37,230	1,605,810
		13,577,503
Office/Business Equipment – 0.1%
FUJIFILM Holdings Corp. (Japan)	20,100	1,553,276
Oil & Gas – 5.2%
Bharat Petroleum Corp. Ltd. (India)	73,546	411,168
BP PLC (United Kingdom)	1,384,298	6,632,036
Canadian Natural Resources Ltd. (Canada)	15,988	679,516
Cenovus Energy, Inc. (Canada)	43,500	520,200

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Oil & Gas (Continued)
China Petroleum & Chemical Corp., Class H (China)	2,483,092	$ 1,209,844
Ecopetrol S.A. ADR (Colombia)	32,890	498,284
ENEOS Holdings, Inc. (Japan)	191,200	770,966
Eni S.p.A. (Italy)	74,241	1,064,055
Equinor ASA (Norway)	48,351	1,225,134
Galp Energia SGPS S.A. (Portugal)	238,142	2,473,806
Gazprom PJSC ADR (Russia)	385,370	3,781,587
Imperial Oil Ltd. (Canada)	14,912	504,859
Inpex Corp. (Japan)	208,300	1,737,081
LUKOIL PJSC ADR (Russia)	46,322	4,721,644
LUKOIL PJSC ADR (Russia)	49,163	5,016,101
Neste OYJ (Finland)	14,549	809,970
OMV A.G. (Austria)	8,439	510,926
Petroleo Brasileiro S.A. ADR (Brazil)	206,726	2,030,049
Repsol S.A. (Spain)	38,005	486,789
Rosneft Oil Co. PJSC GDR (Russia)(a)	188,670	1,679,718
Royal Dutch Shell PLC, Class B (Netherlands)	585,641	13,439,711
Suncor Energy, Inc. (Canada)	22,030	579,409
TotalEnergies S.E. (France)	71,078	3,559,228
Vibra Energia S.A. (Brazil)	189,700	705,518
Woodside Petroleum Ltd. (Australia)	27,475	480,307
		55,527,906
Pharmaceuticals – 5.5%
Alfresa Holdings Corp. (Japan)	52,000	733,043
Astellas Pharma, Inc. (Japan)	43,000	724,928
AstraZeneca PLC (United Kingdom)	40,951	5,123,025
Bayer A.G. (Germany)(a)	206,060	11,613,065
Chugai Pharmaceutical Co. Ltd. (Japan)	161,400	6,034,647
CSPC Pharmaceutical Group Ltd. (China)	2,790,000	2,911,365
Daiichi Sankyo Co. Ltd. (Japan)	63,900	1,612,349
Genomma Lab Internacional S.A.B. de C.V., Class B (Mexico)*	171,510	164,862
GlaxoSmithKline PLC (United Kingdom)	179,795	3,732,694
	Number of Shares	Value
Pharmaceuticals (Continued)
Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	42,040	$ 322,530
Novartis A.G. (Switzerland)(a)	63,500	5,252,259
Ono Pharmaceutical Co. Ltd. (Japan)	37,600	788,914
Roche Holding A.G. (Genusschein) (Switzerland)	27,380	10,606,853
Shionogi & Co. Ltd. (Japan)	54,900	3,579,497
Sino Biopharmaceutical Ltd. (Hong Kong)	612,500	451,648
Sinopharm Group Co. Ltd., Class H (China)	675,923	1,604,989
Takeda Pharmaceutical Co. Ltd. (Japan)	113,100	3,174,245
		58,430,913
Pipelines – 0.1%
Petronet LNG Ltd (India)	164,327	504,463
Real Estate – 0.8%
A-Living Smart City Services Co. Ltd. (China)(b)	425,000	1,410,780
China Overseas Land & Investment Ltd. (China)	472,000	1,041,023
China Vanke Co. Ltd., Class H (China)	542,300	1,267,046
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	62,130	108,157
Greentown Service Group Co. Ltd. (China)	226,000	223,723
Mitsubishi Estate Co. Ltd. (Japan)	153,300	2,329,699
Mitsui Fudosan Co. Ltd. (Japan)	34,600	791,089
Sumitomo Realty & Development Co. Ltd. (Japan)	21,400	773,394
		7,944,911
Real Estate Investment Trusts – 0.0%(c)
Fibra Uno Administracion S.A. de C.V. (Mexico)	190,755	189,754
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	74,284	103,914
Prologis Property Mexico S.A. de C.V. (Mexico)	50,233	116,067
		409,735

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Retail – 3.1%
Alibaba Health Information Technology Ltd. (China)*	720,000	$ 901,576
Alimentation Couche-Tard, Inc., Class B (Canada)	65,273	2,448,265
Alsea S.A.B. de C.V. (Mexico)*	80,862	170,852
Astra International Tbk PT (Indonesia)	3,280,100	1,397,036
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	9,780	1,210,280
Clicks Group Ltd. (South Africa)	25,712	469,364
CP ALL PCL (Thailand)(a)	706,300	1,362,260
Fast Retailing Co. Ltd. (Japan)	3,600	2,389,744
Hennes & Mauritz AB, Class B (Sweden)	272,800	5,132,141
Kingfisher PLC (United Kingdom)	164,069	753,010
La Comer S.A.B. de C.V. (Mexico)	64,121	115,018
Lojas Renner S.A. (Brazil)	45,193	257,603
Nitori Holdings Co. Ltd. (Japan)	18,500	3,398,644
President Chain Store Corp. (Taiwan)	80,000	808,563
Raia Drogasil S.A. (Brazil)*	163,834	679,279
Restaurant Brands International, Inc. (Canada)	37,000	2,095,680
SM Investments Corp. (Philippines)	50,000	957,151
Swatch Group (The) A.G. (Bearer) (Switzerland)	8,530	2,347,837
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	561,451	1,956,134
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	66,713	497,253
Yum China Holdings, Inc. (China)	42,900	2,448,732
Zhongsheng Group Holdings Ltd. (China)	122,500	1,104,503
		32,900,925
Semiconductors – 5.3%
ASE Technology Holding Co. Ltd. (Taiwan)	501,000	1,792,087
ASM Pacific Technology Ltd. (Hong Kong)	114,400	1,237,855
ASML Holding N.V. (Netherlands)	3,477	2,826,454
	Number of Shares	Value
Semiconductors (Continued)
Globalwafers Co. Ltd. (Taiwan)	33,000	$ 905,455
Infineon Technologies A.G. (Germany)	183,655	8,600,813
MediaTek, Inc. (Taiwan)	21,000	691,167
Novatek Microelectronics Corp. (Taiwan)	116,000	1,739,877
Samsung Electronics Co. Ltd. (South Korea)	142,171	8,512,223
Samsung Electronics Co. Ltd. GDR (South Korea)(a)	4,486	6,717,055
SK Hynix, Inc. (South Korea)	36,625	3,228,517
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	408,945	8,677,939
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	75,443	8,577,869
Tokyo Electron Ltd. (Japan)	5,500	2,563,182
Vanguard International Semiconductor Corp. (Taiwan)	96,000	500,234
		56,570,727
Software – 1.8%
Dassault Systemes S.E. (France)	67,311	3,930,789
Hundsun Technologies, Inc., Class A (China)	81,300	797,185
NetEase, Inc. (China)	58,100	1,127,006
Nexon Co. Ltd. (Japan)	48,200	820,419
Open Text Corp. (Canada)	64,000	3,223,788
SAP S.E. (Germany)	36,400	5,271,127
SAP S.E. ADR (Germany)	25,217	3,650,917
Square Enix Holdings Co. Ltd. (Japan)	14,600	799,789
		19,621,020
Telecommunications – 2.3%
America Movil S.A.B. de C.V., Series L (Mexico)	2,208,510	1,966,290
America Movil S.A.B. de C.V., Series L ADR (Mexico)	85,297	1,516,581
BT Group PLC (United Kingdom)*	286,507	544,314
Indus Towers Ltd. (India)	405,442	1,473,810
KDDI Corp. (Japan)	100,100	3,061,059
Megacable Holdings S.A.B. de C.V., Series CPO (Mexico)	70,959	209,417

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Telecommunications (Continued)
Mobile TeleSystems PJSC ADR (Russia)	222,751	$ 2,047,082
Nippon Telegraph & Telephone Corp. (Japan)	56,500	1,583,070
Softbank Corp. (Japan)	53,300	727,528
SoftBank Group Corp. (Japan)	71,600	3,876,238
Telkom Indonesia Persero Tbk PT (Indonesia)	11,006,100	2,941,773
Telkom Indonesia Persero Tbk PT ADR (Indonesia)	88,325	2,322,064
Vodacom Group Ltd. (South Africa)	81,640	724,632
Vodafone Group PLC (United Kingdom)	974,013	1,435,552
		24,429,410
Toys/Games/Hobbies – 0.3%
Nintendo Co. Ltd. (Japan)	7,300	3,224,096
Transportation – 0.6%
Canadian National Railway Co. (Canada)	21,049	2,797,622
East Japan Railway Co. (Japan)	49,500	3,083,182
InPost S.A. (Poland)*	14,709	210,012
		6,090,816
Water – 0.1%
Severn Trent PLC (United Kingdom)	22,689	849,754
Total Common Stocks (Cost $883,881,284)		1,026,903,706

		Par (d)
Convertible Bonds – 0.1%
Banks – 0.1%
Credit Suisse Group Guernsey VII Ltd.,3.00%, 11/12/21(b)	CHF	$763,000	924,296
Total Convertible Bonds (Cost $840,949)			924,296

	Number of Shares	Value
Preferred Stocks – 0.8%
Banks – 0.4%
Itau Unibanco Holding S.A., 0.74% (Brazil)(e)	281,456	$ 1,165,460
Itau Unibanco Holding S.A. ADR, 0.79% (Brazil)(e)	611,069	2,487,051
		3,652,511
Chemicals – 0.0%(c)
FUCHS PETROLUB S.E., 2.41% (Germany)(e)	2,184	104,624
Household Products/Wares – 0.0%(c)
Henkel A.G. & Co. KGaA, 2.34% (Germany)(e)	2,500	223,969
Semiconductors – 0.4%
Samsung Electronics Co. Ltd., 2.17% (South Korea)(e)	63,063	3,464,431
Samsung Electronics Co. Ltd. GDR, 2.18% (South Korea)(a)(e)	887	1,221,508
		4,685,939
Total Preferred Stocks (Cost $8,929,789)		8,667,043
Investment Companies – 0.6%
Xtrackers MSCI Europe Hedged Equity ETF	191,466	6,825,763
Short-Term Investments – 1.8%
Money Market Fund – 1.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(f)	19,149,042	19,149,042
Total Short-Term Investments (Cost $19,149,042)		19,149,042
Total Investments – 99.9% (Cost $918,468,612)		1,062,469,850
Other Assets less Liabilities – 0.1%(g)		1,165,585
NET ASSETS – 100.0%		$1,063,635,435

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Amount rounds to less than 0.05%.
(d)	Par value is in USD unless otherwise indicated.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(f)	7-day current yield as of October 31, 2021 is disclosed.
(g)	Includes appreciation/ (depreciation) on forward foreign currency exchange contracts.
*	Non-income producing security

Abbreviations:
ADR	American Depositary Receipt
CPO	Certificate of Ordinary Participation
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
QPSC	Qualified Personal Service Corporation
Concentration by Currency (%)(a)
Euro	21.7
Japanese Yen	18.5
British Pound	14.0
U.S. Dollar	11.3
Hong Kong Dollar	8.1
All other currencies less than 5%	26.4
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
Japan	18.5
United Kingdom	12.2
China	10.7
Germany	9.1
Switzerland	5.3
France	5.1
All other countries less than 5%	39.1
Total	100.0

(a) Percentages shown are based on Net Assets.

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2021:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/15/21	U.S. Dollars	3,903,585	Swiss Francs	3,490,000	Northern Trust	$86,602
Net Unrealized Appreciation						$86,602
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund

Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$139,586,955	$887,316,751	$—	1,026,903,706
Convertible Bonds	—	924,296	—	924,296
Preferred Stocks	3,652,511	5,014,532	—	8,667,043
Investment Companies	6,825,763	—	—	6,825,763
Short-Term Investments	19,149,042	—	—	19,149,042
Total Investments	$169,214,271	$893,255,579	$—	$1,062,469,850

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$86,602	$—	$86,602
Total Derivative Financial Instruments	$—	$86,602	$—	$86,602
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Number of Shares	Value
Common Stocks – 50.3%
Advertising – 0.1%
WPP PLC (United Kingdom)	14,595	$ 210,967
Aerospace/Defense – 2.0%
BAE Systems PLC (United Kingdom)	36,506	275,261
Raytheon Technologies Corp.	59,760	5,310,274
		5,585,535
Agriculture – 0.6%
British American Tobacco PLC (United Kingdom)	12,695	441,588
British American Tobacco PLC ADR (United Kingdom)	32,550	1,136,646
		1,578,234
Auto Manufacturers – 1.9%
Toyota Motor Corp. ADR (Japan)	30,040	5,304,163
Auto Parts & Equipment – 0.8%
Cie Generale des Etablissements Michelin S.C.A. (France)	14,988	2,356,376
Banks – 8.3%
ABN AMRO Bank N.V. - CVA (Netherlands)(a)	6,282	92,394
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	31,469	220,224
Banco Santander S.A. (Spain)	83,750	317,671
Barclays PLC (United Kingdom)	192,848	532,159
BNP Paribas S.A. (France)	97,038	6,495,455
CaixaBank S.A. (Spain)	24,587	70,679
Credit Suisse Group A.G. (Switzerland)(b)	7,600	79,053
DNB Bank ASA (Norway)	3,651	86,882
Erste Group Bank A.G. (Austria)	2,967	127,242
HSBC Holdings PLC (United Kingdom)	241,961	1,457,856
ING Groep N.V. (Netherlands)	26,764	405,981
Intesa Sanpaolo S.p.A. (Italy)	55,344	157,298
JPMorgan Chase & Co.	35,700	6,065,073
KBC Group N.V. (Belgium)	996	92,750
Lloyds Banking Group PLC (United Kingdom)	836,557	572,523
Natwest Group PLC (United Kingdom)	104,217	314,233
	Number of Shares	Value
Banks (Continued)
Nordea Bank Abp (Finland)	14,264	$ 174,689
Skandinaviska Enskilda Banken AB Class A (Sweden)	9,324	145,807
Standard Chartered PLC (United Kingdom)	48,352	327,005
Svenska Handelsbanken AB, Class A (Sweden)	408,100	4,677,781
Swedbank AB, Class A (Sweden)	8,793	190,709
UBS Group A.G. (Switzerland)(b)	19,988	363,835
UniCredit S.p.A. (Italy)	9,597	126,867
		23,094,166
Beverages – 0.2%
Diageo PLC (United Kingdom)	9,939	494,482
Building Materials – 3.8%
Cie de Saint-Gobain (France)	73,757	5,090,159
Johnson Controls International PLC	57,529	4,220,903
Xinyi Glass Holdings Ltd. (Hong Kong)	476,765	1,343,498
		10,654,560
Chemicals – 0.9%
Denka Co. Ltd. (Japan)	73,200	2,396,507
Commercial Services – 0.3%
Experian PLC (United Kingdom)	5,361	245,808
RELX PLC (United Kingdom)	12,732	394,786
Rentokil Initial PLC (United Kingdom)	19,869	159,925
		800,519
Computers – 0.6%
Quanta Computer, Inc. (Taiwan)	580,000	1,629,512
Cosmetics/Personal Care – 1.0%
Unilever PLC (United Kingdom)	15,869	849,656
Unilever PLC ADR (United Kingdom)	37,840	2,027,467
		2,877,123
Distribution/Wholesale – 0.1%
Bunzl PLC (United Kingdom)	4,206	155,454
Ferguson PLC	999	150,313
		305,767

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Diversified Financial Services – 0.4%
Deutsche Boerse A.G. (Germany)	1,193	$ 198,047
Julius Baer Group Ltd. (Switzerland)	1,793	129,691
London Stock Exchange Group PLC (United Kingdom)	4,316	420,136
St James's Place PLC (United Kingdom)	14,105	304,708
		1,052,582
Electric – 2.1%
Duke Energy Corp.	28,600	2,917,486
Enel S.p.A. (Italy)	312,595	2,616,979
National Grid PLC (United Kingdom)	15,945	204,153
SSE PLC (United Kingdom)	6,306	142,009
		5,880,627
Entertainment – 0.1%
Entain PLC (United Kingdom)*	5,427	152,071
Food – 0.2%
Associated British Foods PLC (United Kingdom)	5,378	131,524
Tesco PLC (United Kingdom)	86,035	317,664
		449,188
Food Service – 0.1%
Compass Group PLC (United Kingdom)*	12,201	258,913
Forest Products & Paper – 2.2%
Smurfit Kappa Group PLC (Ireland)	88,560	4,642,016
UPM-Kymmene OYJ (Finland)	41,525	1,465,456
		6,107,472
Healthcare - Products – 0.0%(c)
Smith & Nephew PLC (United Kingdom)	7,741	133,688
Healthcare - Services – 0.6%
Sonic Healthcare Ltd. (Australia)	59,534	1,806,529
Home Builders – 1.7%
Berkeley Group Holdings (The) PLC (United Kingdom)	1,966	117,269
Persimmon PLC (United Kingdom)	121,280	4,518,689
		4,635,958
	Number of Shares	Value
Household Products/Wares – 0.1%
Reckitt Benckiser Group PLC (United Kingdom)	4,904	$ 398,120
Insurance – 3.0%
Allianz S.E. (Germany)(b)	2,243	520,848
Assicurazioni Generali S.p.A. (Italy)	3,894	84,793
Aviva PLC (United Kingdom)	50,652	273,314
AXA S.A. (France)	11,755	341,988
Direct Line Insurance Group PLC (United Kingdom)	52,230	208,758
Hannover Rueck S.E. (Germany)	455	83,076
Jackson Financial, Inc., Class A*	745	20,167
Legal & General Group PLC (United Kingdom)	76,050	299,925
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Germany)(b)	693	205,188
Prudential PLC (United Kingdom)	29,822	608,606
Sampo OYJ, Class A (Finland)	1,692	89,949
Swiss Life Holding A.G. (Switzerland)(b)	234	128,364
Swiss Re A.G.	1,690	163,720
Tryg A/S (Denmark)	3,252	77,180
Zurich Insurance Group A.G. (Switzerland)	11,610	5,145,793
		8,251,669
Investment Management Companies – 0.2%
Industrivarden AB, Class A (Sweden)	6,279	207,115
Investor AB, Class B (Sweden)	8,619	198,874
Kinnevik AB, Class B (Sweden)*	2,096	82,270
		488,259
Iron/Steel – 0.5%
Vale S.A. (Brazil)	107,124	1,362,824
Lodging – 0.0%(c)
InterContinental Hotels Group PLC (United Kingdom)*	1,935	135,541
Media – 0.0%(c)
Informa PLC (United Kingdom)*	18,186	129,374

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Mining – 1.6%
Anglo American PLC (South Africa)	6,682	$ 254,203
BHP Group PLC (Australia)	20,985	554,247
Glencore PLC (Australia)*	46,841	234,232
MMC Norilsk Nickel PJSC ADR (Russia)	89,415	2,791,822
Rio Tinto PLC (Australia)	8,253	514,587
		4,349,091
Miscellaneous Manufacturing – 0.0%(c)
Smiths Group PLC (United Kingdom)	6,920	128,491
Oil & Gas – 4.3%
BP PLC (United Kingdom)	247,501	1,185,753
Canadian Natural Resources Ltd. (Canada)	2,855	121,342
China Petroleum & Chemical Corp., Class H (China)	470,000	229,000
Ecopetrol S.A. ADR (Colombia)	6,276	95,081
Eni S.p.A. (Italy)	13,662	195,810
Equinor ASA (Norway)	8,563	216,972
Galp Energia SGPS S.A. (Portugal)	8,470	87,986
Gazprom PJSC ADR (Russia)	35,653	349,858
Imperial Oil Ltd. (Canada)	2,814	95,270
LUKOIL PJSC ADR (Russia)	2,353	239,843
Neste OYJ (Finland)	3,052	169,911
OMV A.G. (Austria)	1,531	92,692
Petroleo Brasileiro S.A. ADR (Brazil)	17,696	173,775
Repsol S.A. (Spain)	7,258	92,964
Rosneft Oil Co. PJSC GDR (Russia)(b)	35,302	314,292
Royal Dutch Shell PLC, Class B (Netherlands)	76,954	1,765,996
Suncor Energy, Inc. (Canada)	4,179	109,912
TotalEnergies S.E. (France)	13,104	656,182
TotalEnergies S.E. ADR (France)	113,674	5,696,204
Woodside Petroleum Ltd. (Australia)	5,181	90,572
		11,979,415
Pharmaceuticals – 2.6%
AstraZeneca PLC (United Kingdom)	7,068	884,216
GlaxoSmithKline PLC (United Kingdom)	31,034	644,292
	Number of Shares	Value
Pharmaceuticals (Continued)
Novartis A.G. ADR (Switzerland)	44,570	$ 3,688,613
Sanofi ADR (France)	39,780	2,006,106
		7,223,227
Pipelines – 1.4%
Antero Midstream Corp.	11,000	117,040
Cheniere Energy, Inc.*	6,379	659,589
Enbridge, Inc. (Canada)	18,064	756,656
Equitrans Midstream Corp.	12,108	124,833
Kinder Morgan, Inc.	34,805	582,984
ONEOK, Inc.	4,278	272,166
Pembina Pipeline Corp. (Canada)	5,425	179,591
TC Energy Corp. (Canada)	12,785	691,626
Williams (The) Cos., Inc.	15,839	444,918
		3,829,403
Real Estate – 0.8%
KWG Group Holdings Ltd. (China)	2,622,000	2,285,633
Real Estate Investment Trusts – 2.9%
Ascendas Real Estate Investment Trust (Singapore)	602,100	1,379,069
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	2,552,930	3,571,225
PowerGrid Infrastructure Investment Trust (India)(a)*	1,881,000	3,039,252
		7,989,546
Retail – 0.0%(c)
Kingfisher PLC (United Kingdom)	28,320	129,977
Telecommunications – 4.7%
AT&T, Inc.	80,460	2,032,420
BCE, Inc. (Canada)	41,100	2,115,417
BT Group PLC (United Kingdom)*	49,454	93,954
Cisco Systems, Inc.	76,150	4,262,115
Softbank Corp. (Japan)	323,385	4,414,101
Vodafone Group PLC (United Kingdom)	167,993	247,597
		13,165,604
Transportation – 0.1%
Globaltrans Investment PLC GDR (Russia)(b)	17,986	158,943
Poste Italiane S.p.A. (Italy)(a)	5,538	79,093
		238,036

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Water – 0.1%
Severn Trent PLC (United Kingdom)	3,916	$ 146,663
Total Common Stocks (Cost $124,245,573)		139,995,812

Master Limited Partnerships – 0.8%
Pipelines – 0.8%
Energy Transfer L.P.	48,177	458,163
Enterprise Products Partners L.P.	31,956	724,762
Magellan Midstream Partners L.P.	4,749	232,701
MPLX L.P.	7,840	236,141
Phillips 66 Partners L.P.	3,128	115,548
Plains All American Pipeline L.P.	28,986	293,339
Shell Midstream Partners L.P.	9,491	118,068
		2,178,722
Total Master Limited Partnerships (Cost $2,394,048)		2,178,722

Investment Companies – 44.8%
Global X U.S. Preferred ETF	306,521	7,960,350
iShares Broad USD High Yield Corporate Bond ETF	804,273	33,216,475
iShares J.P. Morgan EM High Yield Bond ETF	182,196	7,965,609
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	324,999	7,637,958
	Number of Shares	Value

SPDR Bloomberg Barclays Convertible Securities ETF	101,460	$ 8,926,451
Vanguard Emerging Markets Government Bond ETF	139,265	10,862,670
Vanguard Intermediate-Term Corporate Bond ETF	148,966	13,986,418
Vanguard Long-Term Corporate Bond ETF	131,100	14,044,743
Vanguard Long-Term Treasury ETF	223,849	19,974,046
Total Investment Companies (Cost $118,972,170)		124,574,720

Short-Term Investments – 3.9%
Money Market Fund – 3.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(d)	10,828,425	10,828,425
Total Short-Term Investments (Cost $10,828,425)		10,828,425
Total Investments – 99.8% (Cost $256,440,216)		277,577,679
Other Assets less Liabilities – 0.2%		508,202
NET ASSETS – 100.0%		$278,085,881

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Amount rounds to less than 0.05%.
(d)	7-day current yield as of October 31, 2021 is disclosed.
*	Non-income producing security

Abbreviations:
ADR	American Depositary Receipt
CVA	Credit Valuation Adjustment
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
L.P.	Limited Partnership
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt
UCITS	Undertakings for Collective Investment in Transferable Securities
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	61.9
Euro	12.5
British Pound	8.0
All other currencies less than 5%	17.6
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	52.7
France	8.1
United Kingdom	7.8
All other countries less than 5%	31.4
Total	100.0

(a) Percentages shown are based on Net Assets.

Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$ 58,953,708	$81,042,104	$—	$139,995,812
Master Limited Partnerships	2,178,722	—	—	2,178,722
Investment Companies	124,574,720	—	—	124,574,720
Short-Term Investments	10,828,425	—	—	10,828,425
Total Investments	$196,535,575	$81,042,104	$—	$277,577,679
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par (a)	Value
Long Positions – 113.7%
Asset-Backed Securities – 7.7%
Automobile – 0.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-2A, Class A, 2.02%, 2/20/27(b)	$ 730,000	$ 741,698
Series 2021-1A, Class A, 1.38%, 8/20/27(b)	740,000	731,452
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/25(b)	630,000	626,533
Series 2021-1A, Class C, 2.05%, 12/26/25(b)	420,000	420,285
		2,519,968
Commercial Mortgage-Backed Securities – 2.5%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(c)	740,000	742,932
BANK,
Series 2017-BNK5, Class A4, 3.13%, 6/15/60	330,000	350,500
Series 2017-BNK7, Class A5, 3.44%, 9/15/60	100,000	108,575
Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	545,370
Series 2019-BN19, Class C, 4.06%, 8/15/61(c)	280,000	294,582

Bayview Commercial Asset Trust, Series 2006-1A, Class A1, (1M USD LIBOR + 0.41%), 0.49%, 4/25/36(b)(d)	333,085	316,498
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.43%, 1/12/45(c)	89,723	88,988
Benchmark Mortgage Trust,
Series 2020-IG1, Class AS, 2.91%, 9/15/43	720,000	743,784
Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	433,978
Series 2019-B9, Class XA, 1.04%, 3/15/52(c)	1,752,682	112,369
Series 2021-B25, Class XA, 1.11%, 4/15/54(c)	6,758,374	564,510
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust,
Series 2021-B27, Class XA, 1.27%, 7/15/54(c)	$5,263,655	$ 500,234
Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	555,559

BHMS, Series 2018-ATLS, Class A, (1M USD LIBOR + 1.25%, 1.25% Floor), 1.34%, 7/15/35(b)(d)	1,190,000	1,190,380
BX Commercial Mortgage Trust,
Series 2020-FOX, Class A, (1M USD LIBOR + 1.00%, 1.00% Floor), 1.09%, 11/15/32(b)(d)	879,325	879,325
Series 2021-XL2, Class A, (1M USD LIBOR + 0.69%, 0.69% Floor), 0.79%, 10/15/36(b)(d)	1,060,000	1,054,715
Series 2020-BXLP, Class A, (1M USD LIBOR + 0.80%, 0.80% Floor), 0.89%, 12/15/36(b)(d)	588,981	588,627
Series 2021-SOAR, Class A, (1M USD LIBOR + 0.67%, 0.67% Floor), 0.76%, 6/15/38(b)(d)	670,000	668,742

BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(c)	370,000	383,760
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, (1M USD LIBOR + 1.07%, 1.07% Floor), 1.16%, 12/15/37(b)(d)	590,000	590,001
Series 2019-LIFE, Class D, (1M USD LIBOR + 1.75%, 1.75% Floor), 1.84%, 12/15/37(b)(d)	100,000	100,000

CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(c)	100,000	107,769
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class D, 4.75%, 1/10/36(b)(c)	500,000	524,706
Series 2019-SMRT, Class E, 4.74%, 1/10/36(b)(c)	500,000	518,133
Series 2014-GC23, Class B, 4.18%, 7/10/47	240,000	255,209

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust,
Series 2016-P3, Class D, 2.80%, 4/15/49(b)	$ 62,515	$ 51,274
Series 2016-C1, Class D, 4.95%, 5/10/49(b)(c)	250,000	253,234
Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	456,143

Commercial Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46(b)	290,000	288,944
CSMC OA LLC, Series 2014-USA, Class B, 4.18%, 9/15/37(b)	530,000	530,268
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(c)	13,945,000	297,275
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (1M USD LIBOR + 1.15%, 1.15% Floor), 1.24%, 5/15/26(b)(d)	700,000	700,711
Series 2020-DUNE, Class A, (1M USD LIBOR + 1.10%, 1.10% Floor), 1.19%, 12/15/36(b)(d)	960,000	964,363
Series 2019-BOCA, Class A, (1M USD LIBOR + 1.20%, 1.20% Floor), 1.29%, 6/15/38(b)(d)	100,000	100,163
Series 2019-BOCA, Class B, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.59%, 6/15/38(b)(d)	620,000	618,823
Series 2019-BOCA, Class C, (1M USD LIBOR + 1.73%, 1.73% Floor), 1.82%, 6/15/38(b)(d)	530,000	528,661
GS Mortgage Securities Trust,
Series 2017-GS7, Class E, 3.00%, 8/10/50(b)	70,000	61,899
Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	260,391
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-MKST, Class D, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.59%, 12/15/36(b)(d)	710,000	694,001
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A5, 3.49%, 7/15/50	$ 235,000	$ 253,686

LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.17%, 4/20/48(b)(c)	68,864	70,593
MHC Trust, Series 2021-MHC2, Class A, (1M USD LIBOR + 0.85%, 0.85% Floor), 0.94%, 5/15/23(b)(d)	240,000	239,474
Morgan Stanley Capital I Trust,
Series 2019-BPR, Class A, (1M USD LIBOR + 1.40%, 1.40% Floor), 1.49%, 5/15/36(b)(d)	410,000	406,334
Series 2019-L2, Class XA, 1.02%, 3/15/52(c)	2,551,194	159,260

OPG Trust, Series 2021-PORT, Class A, (1M USD LIBOR + 0.48%, 0.48% Floor), 0.58%, 10/15/36(b)(d)	840,000	833,246
PFP Ltd., Series 2019-5, Class A, (1M USD LIBOR + 0.97%, 0.97% Floor), 1.06%, 4/14/36(b)(d)(e)	80,106	79,926
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1M USD LIBOR + 1.15%, 1.15% Floor), 1.24%, 5/15/38(b)(d)	200,000	200,060
Soho Trust, Series 2021-SOHO, Class A, 2.70%, 8/10/38(b)(c)	846,000	831,067
VASA Trust, Series 2021-VASA, Class A, (1M USD LIBOR + 0.90%, 0.90% Floor), 0.99%, 7/15/39(b)(d)	410,000	410,114
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class D, 3.24%, 12/15/48(b)	147,000	129,242
Series 2016-BNK1, Class B, 2.97%, 8/15/49	300,000	300,813
Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	342,129
		22,281,340

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Home Equity – 0.1%
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 2.96%, 3/25/36(c)	$ 53,682	$ 42,361
Option One Mortgage Loan Trust, Series 2004-3, Class M1, (1M USD LIBOR + 0.78%, 0.78% Floor), 0.87%, 11/25/34(d)	174,703	175,073
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (1M USD LIBOR + 0.37%, 0.37% Floor, 14.00% Cap), 0.46%, 8/25/35(d)	339,686	332,370
		549,804
Other – 3.0%
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M USD LIBOR + 1.95%, 1.95% Floor), 2.08%, 1/20/32(b)(d)	400,000	400,454
AGL Core CLO 8 Ltd., Series 2020-8A, Class A1, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.63%, 10/20/31(b)(d)	180,000	180,163
Ajax Mortgage Loan Trust,
Series 2018-G, Class A, 4.38%, 6/25/57(b)(c)	47,200	47,183
Series 2019-A, Class A, 3.75%, 8/25/57(b)(c)	219,045	221,440
Series 2019-B, Class A, 3.75%, 1/25/59(b)(c)	294,044	297,220

Allegro CLO XI Ltd., Series 2019-2A, Class A1A, (3M USD LIBOR + 1.39%, 1.39% Floor), 1.51%, 1/19/33(b)(d)	250,000	250,360
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R7, Class M2, (1M USD LIBOR + 0.75%, 0.75% Floor), 0.84%, 9/25/35(d)	70,043	70,052
AMMC CLO Ltd., Series 2017-21A, Class A, (3M USD LIBOR + 1.25%), 1.38%, 11/02/30(b)(d)	250,000	250,022
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (3M USD LIBOR + 1.25%), 1.37%, 10/13/30(b)(d)	500,000	500,644
	Par (a)	Value
Other (Continued)

Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.20%, 6/05/49(b)	$376,200	$380,363
ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, (3M USD LIBOR + 1.08%, 1.08% Floor), 1.20%, 4/15/34(b)(d)	460,000	457,990
Atrium IX, Series 9A, Class AR2, (3M USD LIBOR + 0.99%, 0.99% Floor), 1.11%, 5/28/30(b)(d)	530,000	530,265
Babson CLO Ltd., Series 2015-IA, Class AR, (3M USD LIBOR + 0.99%, 0.99% Floor), 1.12%, 1/20/31(b)(d)	250,000	250,100
Ballyrock CLO Ltd., Series 2019-2A, Class A1BR, (3M USD LIBOR + 1.20%, 1.20% Floor), 1.33%, 11/20/30(b)(d)	250,000	250,027
Basswood Park CLO Ltd, Series 2021-1A, Class A, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.13%, 4/20/34(b)(d)	800,000	797,760
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1M USD LIBOR + 0.45%, 0.45% Floor), 0.54%, 9/25/37(b)(d)	349,848	336,713
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24(b)	174,255	175,982
BlueMountain CLO Ltd.,
Series 2013-1A, Class A1R2, (3M USD LIBOR + 1.23%, 1.23% Floor), 1.36%, 1/20/29(b)(d)	208,861	208,871
Series 2013-2A, Class A1R, (3M USD LIBOR + 1.18%), 1.31%, 10/22/30(b)(d)	245,096	245,292
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 1.13%, 4/20/31(b)(d)	250,000	249,884
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 1.14%, 7/28/28(b)(d)	210,464	210,480

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (3M USD LIBOR + 1.05%), 1.18%, 5/15/31(b)(d)	$729,370	$729,806
Series 2014-3RA, Class A1A, (3M USD LIBOR + 1.05%), 1.19%, 7/27/31(b)(d)	247,958	248,157

Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3M USD LIBOR + 1.12%, 1.12% Floor), 1.24%, 7/17/34(b)(d)	440,000	439,999
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 1.98%, 10/15/31(b)(d)	125,000	125,041
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M USD LIBOR + 2.50%, 2.50% Floor), 2.59%, 7/25/37(d)	500,000	533,454
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class A1N, (3M USD LIBOR + 1.70%, 1.70% Floor), 1.83%, 7/20/31(b)(d)	260,000	260,305
Cumberland Park CLO Ltd., Series 2015-2A, Class BR, (3M USD LIBOR + 1.40%), 1.53%, 7/20/28(b)(d)	350,000	349,923
Dryden 87 CLO Ltd., Series 2021-87A, Class A1, (3M USD LIBOR + 1.10%, 1.10% Floor), 1.24%, 5/20/34(b)(d)	770,000	767,828
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M USD LIBOR + 1.80%, 1.80% Floor), 1.88%, 10/25/33(d)	356,940	359,681
Series 2006-FF13, Class A1, (1M USD LIBOR + 0.24%, 0.24% Floor), 0.33%, 10/25/36(d)	32,646	25,898
	Par (a)	Value
Other (Continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C, (1M USD LIBOR + 0.32%, 0.32% Floor), 0.41%, 10/25/36(d)	$ 19,196	$ 15,434

GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/46(b)	607,600	609,496
Generate CLO 3 Ltd., Series 2016-1A, Class BR, (3M USD LIBOR + 1.75%), 1.88%, 10/20/29(b)(d)	500,000	500,514
Hardee's Funding LLC, Series 2021-1A, Class A2, 2.87%, 6/20/51(b)	418,950	418,410
HGI CRE CLO Ltd., Series 2021-FL1, Class A, (1M USD LIBOR + 1.05%, 1.05% Floor), 1.14%, 6/16/36(b)(d)(e)	600,000	599,791
Hildene Community Funding CDO Ltd., Series 2015-1A, Class AR, 3.25%, 11/01/35(b)	150,000	148,298
Home Equity Asset Trust, Series 2006-4, Class 2A4, (1M USD LIBOR + 0.56%, 0.56% Floor), 0.65%, 8/25/36(d)	539,424	539,174
ICG U.S. CLO Ltd., Series 2015-2RA, Class A1, (3M USD LIBOR + 1.37%, 1.37% Floor), 1.49%, 1/16/33(b)(d)	500,000	500,263
KKR CLO 32 Ltd., Series 32A, Class A1, (3M USD LIBOR + 1.32%, 1.32% Floor), 1.44%, 1/15/32(b)(d)	150,000	150,109
LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (3M USD LIBOR + 1.08%), 1.20%, 7/16/31(b)(d)	250,000	249,849
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, (Step to 6.20% on 8/25/22) , 3.20%, 5/25/59(b)(f)	684,668	687,079
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M USD LIBOR + 0.30%, 0.30% Floor), 0.39%, 7/25/36(d)	789,752	409,849

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)

Madison Park Funding X Ltd., Series 2012-10A, Class AR3, (3M USD LIBOR + 1.01%), 1.14%, 1/20/29(b)(d)	$ 607,180	$ 607,089
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.07%, 4/19/30(b)(d)	491,885	491,816
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC5, Class M1, (1M USD LIBOR + 0.93%, 0.93% Floor), 1.02%, 7/25/35(d)	190,293	190,304
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3M USD LIBOR + 1.60%, 1.60% Floor), 1.73%, 10/20/30(b)(d)	250,000	249,999
NP SPE X L.P., Series 2021-1A, Class A1, 2.23%, 3/19/51(b)	780,000	775,279
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3M USD LIBOR + 0.87%), 1.00%, 10/20/27(b)(d)	132,833	132,822
Octagon Investment Partners XXI Ltd.,
Series 2012-1A, Class AARR, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.07%, 7/15/29(b)(d)	1,450,000	1,449,339
Series 2012-1A, Class AAR3, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.13%, 2/14/31(b)(d)	260,000	259,906

OHA Credit Funding 7 Ltd., Series 2020-7A, Class A, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.37%, 10/19/32(b)(d)	150,000	150,034
Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 1.93%, 4/20/32(b)(d)	270,000	270,421
Palmer Square CLO Ltd., Series 2018-2A, Class A1A, (3M USD LIBOR + 1.10%), 1.22%, 7/16/31(b)(d)	500,000	500,110
	Par (a)	Value
Other (Continued)

Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3M USD LIBOR + 1.08%, 1.08% Floor), 1.26%, 7/20/34(b)(d)	$620,000	$618,572
RR 3 Ltd., Series 2018-3A, Class A1R2, (3M USD LIBOR + 1.09%, 1.09% Floor), 1.21%, 1/15/30(b)(d)	250,000	250,457
SBA Small Business Investment Cos.,
Series 2019-10A, Class 1, 3.11%, 3/10/29	76,260	80,519
Series 2021-10A, Class 1, 1.67%, 3/10/31	228,934	231,235

Silver Rock CLO I Ltd., Series 2020-1A, Class A, (3M USD LIBOR + 1.65%, 1.65% Floor), 1.78%, 10/20/31(b)(d)	440,000	440,718
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	624,549	619,888
Towd Point Mortgage Trust,
Series 2016-3, Class B1, 4.08%, 4/25/56(b)(c)	190,000	200,739
Series 2017-4, Class B2, 3.44%, 6/25/57(b)(c)	330,000	345,633
Series 2019-SJ2, Class M1, 4.50%, 11/25/58(b)	500,000	501,118
Series 2020-2, Class M1B, 3.00%, 4/25/60(b)(c)	240,000	247,635
United States Small Business Administration,
Series 2019-20D, Class 1, 2.98%, 4/01/39	40,823	43,805
Series 2019-25G, Class 1, 2.69%, 7/01/44	70,256	73,717

Venture 31 CLO Ltd., Series 2018-31A, Class A1, (3M USD LIBOR + 1.03%, 1.03% Floor), 1.16%, 4/20/31(b)(d)	410,000	410,246
Voya CLO Ltd.,
Series 2018-2A, Class A1, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.12%, 7/15/31(b)(d)	570,000	570,532
Series 2018-4A, Class A1AR, (3M USD LIBOR + 1.04%, 1.04% Floor), 1.16%, 1/15/32(b)(d)	680,000	679,765

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)
Voya CLO Ltd.,
Series 2017-3A, Class A1R, (3M USD LIBOR + 1.04%), 1.17%, 4/20/34(b)(d)	$230,000	$ 229,223
Whitebox CLO II Ltd.,
Series 2020-2A, Class A1, (3M USD LIBOR + 1.75%, 1.75% Floor), 1.88%, 10/24/31(b)(d)	280,000	280,341
Series 2020-2A, Class A1R, 10/24/34(b)(g)	290,000	290,000

Whitebox CLO III Ltd., Series 2021-3A, Class A1, 10/15/34(b)(g)	420,000	419,895
		26,590,780
Student Loan – 0.2%
Navient Student Loan Trust,
Series 2017-1A, Class A3, (1M USD LIBOR + 1.15%), 1.24%, 7/26/66(b)(d)	260,000	265,355
Series 2017-2A, Class A, (1M USD LIBOR + 1.05%), 1.14%, 12/27/66(b)(d)	112,750	114,113

SMB Private Education Loan Trust 2021-A, Series 2021-A, Class A2B, 1.59%, 1/15/53(b)	670,000	662,546
Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/47(b)	125,567	128,457
		1,170,471
Whole Loan – 1.6%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (1M USD LIBOR + 0.54%, 0.54% Floor, 11.00% Cap), 0.63%, 11/25/35(d)	199,084	201,508
Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.75%, 2/25/46(b)	156,762	155,263
CIM Trust, Series 2021-R6, Class A1, 1.42%, 7/25/61(b)(h)	383,666	383,440
CSMC,
Series 2021-2R, Class 1A1, (1M USD LIBOR + 1.75%, 1.75% Floor), 1.84%, 7/25/47(b)(d)	377,668	377,776
	Par (a)	Value
Whole Loan (Continued)
CSMC,
Series 2019-NQM1, Class A2, (Step to 3.86% on 12/25/23), 2.86%, 10/25/59(b)(f)	$568,391	$574,516
Series 2021-NQM2, Class A3, 1.54%, 2/25/66(b)	145,414	144,702
Series 2021-NQM6, Class A3, 1.58%, 7/25/66(b)	836,539	832,247
CSMC Trust,
Series 2021-RPL2, Class A1, 2.00%, 1/25/60(b)(c)	151,228	151,964
Series 2021-RPL3, Class A1, 2.00%, 1/25/60(b)	166,604	168,388
Series 2021-RPL6, Class A1, 2.00%, 10/25/60(b)	197,813	198,865
Series 2021-RPL4, Class A1, 1.79%, 12/27/60(b)(c)	187,353	188,244

FHLMC Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3, (1M USD LIBOR + 4.00%), 4.09%, 8/25/24(d)	55,310	56,654
FNMA Connecticut Avenue Securities,
Series 2014-C04, Class 1M2, (1M USD LIBOR + 4.90%), 4.99%, 11/25/24(d)	105,309	109,546
Series 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 6.09%, 9/25/28(d)	342,269	357,992
Series 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 5.39%, 10/25/28(d)	307,237	322,649
Series 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 4.34%, 1/25/29(d)	170,873	176,853
Freddie Mac STACR REMIC Trust,
Series 2021-DNA6, Class M2, (30D Average SOFR + 1.50%), 1.55%, 10/25/41(b)(d)	580,000	580,725
Series 2020-DNA6, Class M1, (30D Average SOFR + 0.90%), 0.95%, 12/25/50(b)(d)	92,268	92,326

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Whole Loan (Continued)

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, (30D Average SOFR + 2.30%), 2.35%, 8/25/33(b)(d)	$190,000	$193,813
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	232,709	275,623
HarborView Mortgage Loan Trust,
Series 2005-9, Cllass 2A1B, (1M USD LIBOR + 0.74%, 0.74% Floor, 11.00% Cap), 0.83%, 6/20/35(d)	171,654	172,547
Series 2005-9, Cllass 2A1C, (1M USD LIBOR + 0.90%, 0.90% Floor, 11.00% Cap), 0.99%, 6/20/35(d)	632,764	631,879

Impac CMB Trust, Series 2007-A, Class A, (1M USD LIBOR + 0.50%, 0.50% Floor, 11.50% Cap), 0.59%, 5/25/37(b)(d)	237,655	238,375
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, (Step to 4.75% on 5/25/24) , 1.75%, 4/25/61(b)(f)	345,841	344,262
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	624,118	223,862
Series 2007-2, Class A2, 6.25%, 1/25/38	405,972	298,290

Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.26%, 2/25/34(c)	281,944	291,648
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 2.27%, 12/26/46(b)(d)	128,208	129,704
New Residential Mortgage Loan Trust,
Series 2015-2A, Class A1, 3.75%, 8/25/55(b)	299,032	313,201
Series 2021-NQM3, Class A1, 1.16%, 11/27/56(b)	275,316	274,134
Series 2017-2A, Class B2, 4.75%, 3/25/57(b)	280,674	302,713
	Par (a)	Value
Whole Loan (Continued)
New Residential Mortgage Loan Trust,
Series 2018-RPL1, Class M2, 3.50%, 12/25/57(b)	$280,000	$ 290,689
Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(c)	843,932	905,252
Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)	181,568	182,742
Series 2019-6A, Class A1B, 3.50%, 9/25/59(b)	764,522	798,639
Series 2019-6A, Class B3C, 3.75%, 9/25/59(b)(c)	587,934	616,565
OBX Trust,
Series 2021-NQM2, Class A1, 1.10%, 5/25/61(b)	753,102	751,551
Series 2021-NQM3, Class A1, 1.05%, 7/25/61(b)	228,508	226,934
Residential Mortgage Loan Trust,
Series 2019-2, Class A1, 2.91%, 5/25/59(b)	168,483	170,378
Series 2020-2, Class A1, 1.65%, 5/25/60(b)	276,348	277,607

Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, (1M USD LIBOR + 0.68%, 0.34% Floor, 11.50% Cap), 0.77%, 6/25/44(d)	382,478	376,187
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.68%, 2/25/38(b)(c)	184,426	57,288
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 0.97%, 10/25/46(d)	317,465	306,092
ZH Trust, Series 2021-2, Class A, 2.35%, 10/17/27(b)	560,000	559,999
		14,283,632
Total Asset-Backed Securities (Cost $67,216,745)		67,395,995

Corporate Bonds – 22.1%
Advertising – 0.0%(i)
Interpublic (The) Group of Cos., Inc, 4.75%, 3/30/30	97,000	113,981

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Advertising (Continued)
Lamar Media Corp., 3.75%, 2/15/28		$ 8,000	$ 8,087
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27(b)		82,000	83,640
4.63%, 3/15/30(b)		7,000	6,998
			212,706
Aerospace/Defense – 1.1%
Boeing (The) Co.,
1.43%, 2/04/24		110,000	110,037
4.87%, 5/01/25		360,000	397,704
2.20%, 2/04/26		390,000	390,650
3.10%, 5/01/26		40,000	41,700
2.70%, 2/01/27		69,000	70,770
2.80%, 3/01/27		40,000	41,032
3.20%, 3/01/29		130,000	134,629
5.15%, 5/01/30		470,000	548,280
3.25%, 2/01/35		290,000	290,600
5.70%, 5/01/40		140,000	179,755
3.75%, 2/01/50		50,000	52,609
5.80%, 5/01/50		524,000	718,459
5.93%, 5/01/60		200,000	281,447
General Dynamics Corp.,
1.15%, 6/01/26		15,000	14,959
3.63%, 4/01/30		317,000	354,723
4.25%, 4/01/40		10,000	12,214
4.25%, 4/01/50		40,000	52,046
L3Harris Technologies, Inc.,
3.95%, 5/28/24		62,000	66,200
4.40%, 6/15/28		399,000	455,228
1.80%, 1/15/31		328,000	314,557
Lockheed Martin Corp.,
3.55%, 1/15/26		120,000	130,717
3.60%, 3/01/35		222,000	249,469
4.07%, 12/15/42		41,000	49,125
3.80%, 3/01/45		82,000	96,562
2.80%, 6/15/50		49,000	49,773
Northrop Grumman Corp.,
2.93%, 1/15/25		40,000	41,956
3.25%, 1/15/28		850,000	915,430
4.03%, 10/15/47		273,000	327,353
5.25%, 5/01/50		615,000	875,368
Raytheon Technologies Corp.,
3.15%, 12/15/24		105,000	110,457
7.20%, 8/15/27		26,000	33,392
7.00%, 11/01/28		90,000	116,191
4.13%, 11/16/28		470,000	532,657
7.50%, 9/15/29		15,000	20,599
2.15%, 5/18/30	EUR	130,000	165,629
		Par (a)	Value
Aerospace/Defense (Continued)
Raytheon Technologies Corp.,
2.25%, 7/01/30		$100,000	$ 100,376
4.50%, 6/01/42		30,000	36,935
4.15%, 5/15/45		150,000	178,645
3.75%, 11/01/46		50,000	56,545
4.62%, 11/16/48		40,000	51,849
3.13%, 7/01/50		190,000	198,074
2.82%, 9/01/51		225,000	221,518
TransDigm, Inc.,
8.00%, 12/15/25(b)		198,000	210,622
6.25%, 3/15/26(b)		483,000	504,131
			9,800,972
Agriculture – 0.3%
Altria Group, Inc.,
2.35%, 5/06/25		30,000	30,927
4.40%, 2/14/26		172,000	190,843
2.20%, 6/15/27	EUR	100,000	123,086
3.12%, 6/15/31	EUR	205,000	265,468
2.45%, 2/04/32		471,000	446,964
5.80%, 2/14/39		315,000	383,581
3.40%, 2/04/41		233,000	217,554
5.95%, 2/14/49		305,000	389,246
6.20%, 2/14/59		24,000	31,694

Cargill, Inc., 1.37%, 7/23/23(b)		110,000	111,401
Darling Ingredients, Inc., 5.25%, 4/15/27(b)		18,000	18,652
Philip Morris International, Inc.,
1.13%, 5/01/23		70,000	70,631
2.10%, 5/01/30		70,000	69,195
1.45%, 8/01/39	EUR	200,000	219,564
4.50%, 3/20/42		60,000	70,134
			2,638,940
Airlines – 0.2%
American Airlines Pass Through Trust,
Series 2013-2, Class A, 4.95%, 1/15/23		26,245	26,759
Series 2015-2, Class B, 4.40%, 9/22/23		16,678	16,476
Series 2016-1, Class B, 5.25%, 1/15/24		91,997	90,653
Series 2017-1, Class B, 4.95%, 2/15/25		13,332	13,281
Series 2015-2, Class AA, 3.60%, 9/22/27		13,311	13,783
Series 2016-1, Class AA, 3.58%, 1/15/28		76,187	77,131
Series 2019-1, Class B, 3.85%, 2/15/28		68,675	65,422

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Airlines (Continued)
American Airlines Pass Through Trust,
Series 2016-2, Class AA, 3.20%, 6/15/28	$ 23,610	$ 24,008
Series 2016-3, Class AA, 3.00%, 10/15/28	114,231	115,781
Series 2017-1, Class AA, 3.65%, 2/15/29	20,312	21,271
Series 2019-1, Class AA, 3.15%, 2/15/32	68,904	70,649
Delta Air Lines Pass Through Trust,
Series 2019-1, Class AA, 3.20%, 4/25/24	137,000	142,419
Series 2015-1, Class AA, 3.63%, 7/30/27	55,434	59,191
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(b)	220,000	234,754
4.75%, 10/20/28(b)	210,000	233,191
United Airlines Pass Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/25	2,630	2,628
Series 2020-1, Class B, 4.87%, 1/15/26	58,370	61,479
Series 2014-1, Class A, 4.00%, 4/11/26	89,951	94,206
Series 2020-1, Class A, 5.87%, 10/15/27	401,968	449,710
Series 2015-1, Class AA, 3.45%, 12/01/27	758	796
Series 2019-2, Class B, 3.50%, 5/01/28	50,971	50,332
Series 2016-1, Class AA, 3.10%, 7/07/28	2,367	2,468
Series 2016-2, Class AA, 2.88%, 10/07/28	17,348	17,594
Series 2018-1, Class AA, 3.50%, 3/01/30	15,456	16,324
Series 2019-2, Class AA, 2.70%, 5/01/32	56,135	56,556
		1,956,862
Apparel – 0.0%(i)
Hanesbrands, Inc.,
4.63%, 5/15/24(b)	58,000	60,465
4.87%, 5/15/26(b)	12,000	12,828
NIKE, Inc.,
2.40%, 3/27/25	60,000	62,491
2.75%, 3/27/27	100,000	106,265
2.85%, 3/27/30	100,000	107,122
3.25%, 3/27/40	50,000	54,993
3.38%, 3/27/50	20,000	22,906
	Par (a)	Value
Apparel (Continued)

Under Armour, Inc., 3.25%, 6/15/26	$ 7,000	$ 7,175
William Carter (The) Co., 5.62%, 3/15/27(b)	33,000	34,196
		468,441
Auto Manufacturers – 0.2%
General Motors Co.,
4.88%, 10/02/23	560,000	600,658
6.12%, 10/01/25	139,000	161,325
5.95%, 4/01/49	70,000	95,176
General Motors Financial Co., Inc.,
3.70%, 5/09/23	68,000	70,593
1.70%, 8/18/23	203,000	205,949
5.10%, 1/17/24	70,000	75,603
1.05%, 3/08/24	269,000	268,422
2.75%, 6/20/25	359,000	372,741
2.40%, 10/15/28	200,000	198,750
		2,049,217
Banks – 5.2%
Bank of America Corp.,
3.30%, 1/11/23	270,000	278,990
(3M USD LIBOR + 0.79%), 3.00%, 12/20/23(j)	93,000	95,435
(3M USD LIBOR + 0.78%), 3.55%, 3/05/24(j)	93,000	96,458
4.20%, 8/26/24	60,000	64,915
(SOFR + 0.74%), 0.81%, 10/24/24(j)	264,000	263,663
3.95%, 4/21/25	361,000	389,812
(3M USD LIBOR + 0.87%), 2.46%, 10/22/25(j)	1,061,000	1,097,246
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(j)	62,000	65,783
4.45%, 3/03/26	93,000	103,069
(SOFR + 1.15%), 1.32%, 6/19/26(j)	70,000	69,459
4.25%, 10/22/26	680,000	752,712
(SOFR + 1.01%), 1.20%, 10/24/26(j)	85,000	83,585
(SOFR + 0.91%), 1.66%, 3/11/27(j)	893,000	888,852
(3M USD LIBOR + 1.06%), 3.56%, 4/23/27(j)	384,000	412,805
(SOFR + 0.96%), 1.73%, 7/22/27(j)	662,000	657,738
(3M USD LIBOR + 1.58%), 3.82%, 1/20/28(j)	543,000	592,234
(3M USD LIBOR + 2.93%), 5.87%, 3/15/28(j)(k)	171,000	191,429
(3M USD LIBOR + 1.51%), 3.71%, 4/24/28(j)	252,000	273,015

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Banks (Continued)
Bank of America Corp.,
(3M USD LIBOR + 1.37%), 3.59%, 7/21/28(j)	$ 239,000	$ 258,677
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(j)	600,000	641,544
(3M USD LIBOR + 1.07%), 3.97%, 3/05/29(j)	138,000	152,868
(3M USD LIBOR + 1.21%), 3.97%, 2/07/30(j)	1,127,000	1,252,435
(3M USD LIBOR + 1.18%), 3.19%, 7/23/30(j)	166,000	176,013
(3M USD LIBOR + 1.19%), 2.88%, 10/22/30(j)	393,000	406,850
(SOFR + 2.15%), 2.59%, 4/29/31(j)	1,176,000	1,189,564
(SOFR + 1.53%), 1.90%, 7/23/31(j)	200,000	191,078
(SOFR + 1.22%), 2.30%, 7/21/32(j)	260,000	254,360
(SOFR + 1.21%), 2.57%, 10/20/32(j)	375,000	375,760
(3M USD LIBOR + 1.32%), 4.08%, 4/23/40(j)	179,000	206,336
(SOFR + 1.93%), 2.68%, 6/19/41(j)	81,000	78,018
(SOFR + 1.58%), 3.31%, 4/22/42(j)	154,000	163,060
5.00%, 1/21/44	170,000	223,293
(3M USD LIBOR + 1.52%), 4.33%, 3/15/50(j)	30,000	37,327
(3M USD LIBOR + 3.15%), 4.08%, 3/20/51(j)	450,000	543,280
Bank of New York Mellon (The) Corp.,
1.60%, 4/24/25	60,000	60,867
(5Y US Treasury CMT + 3.35%), 3.70%, 3/20/26(j)(k)	90,000	93,735
(3M USD LIBOR + 3.13%), 4.62%, 9/20/26(j)(k)	136,000	146,030
Citigroup, Inc.,
(SOFR + 1.67%), 1.68%, 5/15/24(j)	120,000	121,747
5.50%, 9/13/25	120,000	136,872
(5Y US Treasury CMT + 3.60%), 4.00%, 12/10/25(j)(k)	418,000	426,882
(5Y US Treasury CMT + 3.42%), 3.88%, 2/18/26(j)(k)	82,000	82,717
(SOFR + 2.84%), 3.11%, 4/08/26(j)	80,000	84,262
(3M USD LIBOR + 1.39%), 3.67%, 7/24/28(j)	617,000	667,771
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(j)	313,000	336,253
	Par (a)	Value
Banks (Continued)
Citigroup, Inc.,
(3M USD LIBOR + 1.19%), 4.08%, 4/23/29(j)	$ 150,000	$ 167,257
(3M USD LIBOR + 1.34%), 3.98%, 3/20/30(j)	550,000	613,287
(SOFR + 1.42%), 2.98%, 11/05/30(j)	821,000	856,493
(SOFR + 3.91%), 4.41%, 3/31/31(j)	290,000	332,327
(SOFR + 2.11%), 2.57%, 6/03/31(j)	760,000	766,268
8.12%, 7/15/39	580,000	984,907
4.65%, 7/23/48	30,000	39,407

Citizens Financial Group, Inc., 3.25%, 4/30/30	58,000	61,821
Goldman Sachs Group (The), Inc.,
3.20%, 2/23/23	40,000	41,208
3.63%, 2/20/24	120,000	126,910
4.00%, 3/03/24	418,000	446,302
3.85%, 7/08/24	30,000	31,986
3.50%, 1/23/25	432,000	459,101
3.50%, 4/01/25	1,486,000	1,586,620
(3M USD LIBOR + 1.20%), 3.27%, 9/29/25(j)	69,000	72,825
(SOFR + 0.61%), 0.86%, 2/12/26(j)	77,000	75,588
3.50%, 11/16/26	142,000	152,146
3.85%, 1/26/27	547,000	592,420
(SOFR + 0.80%), 1.43%, 3/09/27(j)	277,000	272,740
(3M USD LIBOR + 1.51%), 3.69%, 6/05/28(j)	59,000	63,887
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(j)	400,000	438,287
(3M USD LIBOR + 1.30%), 4.22%, 5/01/29(j)	2,009,000	2,249,822
(SOFR + 1.26%), 2.65%, 10/21/32(j)	172,000	173,262
(SOFR + 1.51%), 3.21%, 4/22/42(j)	80,000	82,916
(SOFR + 1.47%), 2.91%, 7/21/42(j)	160,000	159,628
5.15%, 5/22/45	110,000	145,467
4.75%, 10/21/45	230,000	300,805
JPMorgan Chase & Co.,
(SOFR + 1.46%), 1.51%, 6/01/24(j)	310,000	313,845
(3M USD LIBOR + 1.00%), 4.02%, 12/05/24(j)	559,000	594,254
(SOFR + 1.16%), 2.30%, 10/15/25(j)	160,000	164,874
(SOFR + 1.59%), 2.01%, 3/13/26(j)	732,000	745,962
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Banks (Continued)
JPMorgan Chase & Co.,
(SOFR + 1.85%), 2.08%, 4/22/26(j)	$ 200,000	$ 203,986
(3M USD LIBOR + 1.25%), 3.96%, 1/29/27(j)	764,000	832,477
(SOFR + 0.89%), 1.58%, 4/22/27(j)	41,000	40,602
(3M USD LIBOR + 1.34%), 3.78%, 2/01/28(j)	751,000	818,549
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(j)	428,000	462,257
(3M USD LIBOR + 1.12%), 4.01%, 4/23/29(j)	125,000	138,772
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(j)	929,000	1,060,007
(SOFR + 2.04%), 2.52%, 4/22/31(j)	510,000	516,109
(SOFR + 1.25%), 2.58%, 4/22/32(j)	320,000	322,406
(SOFR + 1.46%), 3.16%, 4/22/42(j)	101,000	105,346
4.95%, 6/01/45	220,000	289,650
(3M USD LIBOR + 1.58%), 4.26%, 2/22/48(j)	257,000	315,286
(3M USD LIBOR + 1.46%), 4.03%, 7/24/48(j)	66,000	78,326
(3M USD LIBOR + 1.22%), 3.90%, 1/23/49(j)	44,000	51,589
(SOFR + 2.44%), 3.11%, 4/22/51(j)	50,000	51,736
Morgan Stanley,
3.88%, 1/27/26	87,000	94,970
(SOFR + 1.99%), 2.19%, 4/28/26(j)	460,000	470,814
3.63%, 1/20/27	543,000	590,154
(SOFR + 0.88%), 1.59%, 5/04/27(j)	455,000	450,760
(SOFR + 0.86%), 1.51%, 7/20/27(j)	119,000	117,056
(3M USD LIBOR + 1.34%), 3.59%, 7/22/28(j)	543,000	587,090
(3M USD LIBOR + 1.14%), 3.77%, 1/24/29(j)	370,000	406,387
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(j)	838,000	959,432
(SOFR + 1.14%), 2.70%, 1/22/31(j)	1,111,000	1,135,596
(SOFR + 3.12%), 3.62%, 4/01/31(j)	457,000	499,200
(SOFR + 1.18%), 2.24%, 7/21/32(j)	63,000	61,507
(SOFR + 1.49%), 3.22%, 4/22/42(j)	153,000	160,715
		Par (a)	Value
Banks (Continued)

State Street Corp., (3M USD LIBOR + 2.54%), 5.62%, 12/15/23(j)(k)		$ 292,000	$ 305,837
U.S. Bancorp, 1.45%, 5/12/25		250,000	252,409
Wells Fargo & Co.,
3.75%, 1/24/24		160,000	169,775
(SOFR + 2.00%), 2.19%, 4/30/26(j)		570,000	582,530
3.00%, 10/23/26		80,000	84,499
4.30%, 7/22/27		270,000	302,396
(3M USD LIBOR + 1.31%), 3.58%, 5/22/28(j)		300,000	323,565
(SOFR + 2.10%), 2.39%, 6/02/28(j)		130,000	132,128
4.15%, 1/24/29		820,000	923,190
(SOFR + 1.43%), 2.88%, 10/30/30(j)		332,000	344,002
(SOFR + 4.03%), 4.48%, 4/04/31(j)		333,000	384,961
(SOFR + 2.53%), 3.07%, 4/30/41(j)		399,000	409,527
4.40%, 6/14/46		40,000	48,629
4.75%, 12/07/46		370,000	469,164
(SOFR + 4.50%), 5.01%, 4/04/51(j)		1,600,000	2,209,868
			45,560,680
Beverages – 0.1%
Coca-Cola (The) Co.,
3.37%, 3/25/27		280,000	305,357
1.45%, 6/01/27		90,000	89,593
2.50%, 6/01/40		50,000	49,281
1.00%, 3/09/41	EUR	100,000	113,372
PepsiCo, Inc.,
0.75%, 5/01/23		120,000	120,574
2.25%, 3/19/25		10,000	10,401
2.63%, 3/19/27		10,000	10,558
1.63%, 5/01/30		40,000	39,012
2.87%, 10/15/49		40,000	42,167
			780,315
Biotechnology – 0.1%
Amgen, Inc., 4.40%, 5/01/45		316,000	380,951
Biogen, Inc.,
2.25%, 5/01/30		258,000	254,577
3.15%, 5/01/50		75,000	73,664
Gilead Sciences, Inc.,
4.75%, 3/01/46		361,000	461,099
4.15%, 3/01/47		54,000	64,273
			1,234,564

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Building Materials – 0.1%
Carrier Global Corp.,
2.24%, 2/15/25		$501,000	$ 514,330
3.58%, 4/05/50		10,000	10,833

Masonite International Corp., 5.37%, 2/01/28(b)		33,000	34,650
Owens Corning, 3.95%, 8/15/29		16,000	17,848
Standard Industries, Inc.,
5.00%, 2/15/27(b)		33,000	33,866
4.75%, 1/15/28(b)		10,000	10,313
			621,840
Chemicals – 0.1%
Dow Chemical (The) Co., 1.13%, 3/15/32	EUR	170,000	197,082
DuPont de Nemours, Inc., 4.49%, 11/15/25		278,000	309,290
Ecolab, Inc., 2.75%, 8/18/55(b)		217,000	214,609
LYB International Finance III LLC, 4.20%, 5/01/50		108,000	126,434
RPM International, Inc., 4.25%, 1/15/48		3,000	3,425
Sherwin-Williams (The) Co., 2.30%, 5/15/30		155,000	155,937
Westlake Chemical Corp., 3.37%, 8/15/61		103,000	99,808
			1,106,585
Commercial Services – 0.2%
Cintas Corp. No. 2, 3.70%, 4/01/27		20,000	22,044
Global Payments, Inc.,
1.20%, 3/01/26		359,000	350,476
4.80%, 4/01/26		237,000	265,331
4.45%, 6/01/28		45,000	50,618
3.20%, 8/15/29		124,000	129,645

Herc Holdings, Inc., 5.50%, 7/15/27(b)		72,000	75,060
Moody's Corp., 3.25%, 1/15/28		50,000	54,098
PayPal Holdings, Inc.,
1.35%, 6/01/23		90,000	91,138
1.65%, 6/01/25		90,000	91,285
2.30%, 6/01/30		150,000	152,657
United Rentals North America, Inc.,
5.50%, 5/15/27		64,000	67,080
4.87%, 1/15/28		102,000	107,666
5.25%, 1/15/30		11,000	11,908
			1,469,006
	Par (a)	Value
Computers – 0.3%
Apple, Inc.,
1.13%, 5/11/25	$260,000	$ 259,889
2.45%, 8/04/26	100,000	104,742
2.90%, 9/12/27	250,000	267,162
3.85%, 5/04/43	200,000	236,327
2.55%, 8/20/60	134,000	125,778
2.80%, 2/08/61	108,000	106,712
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	159,000	182,745
4.90%, 10/01/26	68,000	77,483
8.35%, 7/15/46	38,000	63,147

HP, Inc., 6.00%, 9/15/41	22,000	29,048
International Business Machines Corp.,
3.00%, 5/15/24	270,000	284,084
1.95%, 5/15/30	312,000	305,429
4.25%, 5/15/49	100,000	122,431
Leidos, Inc.,
4.37%, 5/15/30	289,000	323,275
2.30%, 2/15/31	172,000	165,624

Seagate HDD Cayman, 4.09%, 6/01/29	70,000	72,378
		2,726,254
Cosmetics/Personal Care – 0.0%(i)
Procter & Gamble (The) Co.,
2.80%, 3/25/27	20,000	21,370
3.00%, 3/25/30	60,000	65,226
		86,596
Distribution/Wholesale – 0.0%(i)
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(b)	48,000	48,660
KAR Auction Services, Inc., 5.13%, 6/01/25(b)	59,000	59,147
		107,807
Diversified Financial Services – 0.4%
Air Lease Corp.,
3.37%, 7/01/25	70,000	73,771
1.88%, 8/15/26	304,000	300,811
American Express Co.,
2.50%, 7/30/24	410,000	427,430
4.20%, 11/06/25	70,000	77,799

Capital One Financial Corp., 3.90%, 1/29/24	311,000	330,235

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Diversified Financial Services (Continued)
Charles Schwab (The) Corp.,
(5Y US Treasury CMT + 3.17%), 4.00%, 6/01/26(j)(k)	$ 75,000	$ 77,186
3.20%, 3/02/27	4,000	4,310
(10Y US Treasury CMT + 3.08%), 4.00%, 12/01/30(j)(k)	205,000	208,075

Discover Financial Services, 4.50%, 1/30/26	7,000	7,760
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200,000	243,319
Intercontinental Exchange, Inc.,
3.75%, 9/21/28	51,000	56,488
2.10%, 6/15/30	157,000	154,950
1.85%, 9/15/32	64,000	60,180

Mastercard, Inc., 3.85%, 3/26/50	300,000	364,721
Navient Corp.,
7.25%, 9/25/23	31,000	33,751
5.87%, 10/25/24	28,000	29,922
6.75%, 6/25/25	30,000	33,017
6.75%, 6/15/26	28,000	30,905

Nuveen LLC, 4.00%, 11/01/28(b)	100,000	112,865
Synchrony Financial,
4.50%, 7/23/25	2,000	2,188
3.70%, 8/04/26	44,000	47,225

USAA Capital Corp., 2.13%, 5/01/30(b)	150,000	150,268
Vanguard Group (The), Inc., 3.05%, 8/22/50(h)	170,000	165,459
Visa, Inc.,
3.15%, 12/14/25	230,000	247,133
4.30%, 12/14/45	170,000	217,793
		3,457,561
Electric – 1.3%
AEP Texas, Inc.,
3.95%, 6/01/28	212,000	235,099
3.45%, 1/15/50	28,000	29,442
3.45%, 5/15/51	124,000	131,033
AEP Transmission Co. LLC,
3.80%, 6/15/49	65,000	75,763
3.15%, 9/15/49	101,000	105,916
3.65%, 4/01/50	144,000	164,334
2.75%, 8/15/51	10,000	9,860
Alabama Power Co.,
3.75%, 3/01/45	101,000	115,018
	Par (a)	Value
Electric (Continued)
Alabama Power Co.,
3.70%, 12/01/47	$ 53,000	$ 60,572
3.45%, 10/01/49	47,000	52,114
Ameren Illinois Co.,
3.80%, 5/15/28	46,000	51,177
3.25%, 3/15/50	116,000	127,481
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	62,000	71,389
3.20%, 9/15/49	40,000	42,267
2.90%, 6/15/50	164,000	165,563
CenterPoint Energy Houston Electric LLC,
2.35%, 4/01/31	75,000	76,194
4.25%, 2/01/49	2,000	2,536
3.35%, 4/01/51	125,000	139,973

Cleveland Electric Illuminating (The) Co., 3.50%, 4/01/28(b)	100,000	106,568
Commonwealth Edison Co.,
4.00%, 3/01/49	67,000	80,698
3.00%, 3/01/50	52,000	53,543
3.13%, 3/15/51	55,000	57,926
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/01/30	50,000	54,343
3.95%, 4/01/50	20,000	23,333
Consumers Energy Co.,
4.05%, 5/15/48	107,000	130,137
3.75%, 2/15/50	151,000	178,007
3.10%, 8/15/50	107,000	115,225
3.50%, 8/01/51	75,000	85,455
DTE Electric Co.,
4.05%, 5/15/48	10,000	12,116
3.95%, 3/01/49	160,000	192,775
Duke Energy Carolinas LLC,
3.95%, 11/15/28	28,000	31,639
3.87%, 3/15/46	59,000	68,183
3.95%, 3/15/48	122,000	143,035
Duke Energy Florida LLC,
3.80%, 7/15/28	40,000	44,592
2.50%, 12/01/29	325,000	335,344

Duke Energy Progress LLC, 3.45%, 3/15/29	233,000	255,032
Edison International,
3.13%, 11/15/22	15,000	15,287
4.95%, 4/15/25	129,000	141,507

Entergy Arkansas LLC, 3.35%, 6/15/52	59,000	63,818
Entergy Louisiana LLC, 4.20%, 9/01/48	148,000	182,374

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Electric (Continued)
Exelon Corp.,
5.10%, 6/15/45	$ 16,000	$ 21,282
4.70%, 4/15/50	52,000	66,964
FirstEnergy Corp.,
4.75%, 3/15/23	110,000	113,983
2.05%, 3/01/25	22,000	22,066
1.60%, 1/15/26	40,000	39,403
4.40%, 7/15/27	499,000	541,371
2.65%, 3/01/30	142,000	139,724
2.25%, 9/01/30	56,000	53,847
7.37%, 11/15/31	410,000	558,547
5.35%, 7/15/47	90,000	109,218
FirstEnergy Transmission LLC,
4.35%, 1/15/25(b)	285,000	308,396
4.55%, 4/01/49(b)	246,000	287,538
Florida Power & Light Co.,
5.25%, 2/01/41	5,000	6,803
4.05%, 10/01/44	33,000	40,083
3.70%, 12/01/47	125,000	147,455
3.95%, 3/01/48	105,000	128,805
3.99%, 3/01/49	58,000	72,014
3.15%, 10/01/49	110,000	120,141
MidAmerican Energy Co.,
3.10%, 5/01/27	35,000	37,645
3.65%, 4/15/29	389,000	432,555
4.25%, 7/15/49	85,000	106,875
3.15%, 4/15/50	40,000	42,715
2.70%, 8/01/52	73,000	71,909

Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(b)	27,000	30,128
Northern States Power Co.,
2.25%, 4/01/31	5,000	5,082
2.90%, 3/01/50	50,000	51,577
2.60%, 6/01/51	104,000	101,373
NRG Energy, Inc.,
2.45%, 12/02/27(b)	265,000	265,076
5.75%, 1/15/28	33,000	34,980
5.25%, 6/15/29(b)	47,000	50,055

NSTAR Electric Co., 3.95%, 4/01/30	28,000	31,862
Ohio Power Co.,
1.63%, 1/15/31	107,000	101,731
4.15%, 4/01/48	14,000	16,957
4.00%, 6/01/49	45,000	53,014
2.90%, 10/01/51	96,000	95,581
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	75,000	83,699
5.75%, 3/15/29	4,000	4,950
	Par (a)	Value
Electric (Continued)
Oncor Electric Delivery Co. LLC,
4.10%, 11/15/48	$ 51,000	$ 63,270
3.80%, 6/01/49	69,000	82,837
5.35%, 10/01/52	24,000	36,107
Pacific Gas and Electric Co.,
2.10%, 8/01/27	50,000	48,517
2.50%, 2/01/31	60,000	57,311
3.30%, 8/01/40	20,000	18,876
4.95%, 7/01/50	106,000	117,323
3.50%, 8/01/50	20,000	19,010
PECO Energy Co.,
3.00%, 9/15/49	65,000	66,883
3.05%, 3/15/51	99,000	103,305

Progress Energy, Inc., 7.75%, 3/01/31	180,000	251,265
Public Service Electric and Gas Co.,
3.65%, 9/01/28	3,000	3,339
3.20%, 5/15/29	50,000	54,221
2.05%, 8/01/50	80,000	69,722
3.00%, 3/01/51	42,000	43,796
Southern California Edison Co.,
3.70%, 8/01/25	178,000	192,293
1.20%, 2/01/26	43,000	42,416
2.25%, 6/01/30	262,000	257,853

Southwestern Public Service Co., 3.15%, 5/01/50	145,000	153,227
Tampa Electric Co.,
4.45%, 6/15/49	17,000	21,748
3.45%, 3/15/51	92,000	101,738

Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25(b)	299,000	319,921
Virginia Electric and Power Co.,
3.15%, 1/15/26	144,000	153,750
3.80%, 4/01/28	37,000	41,092
6.00%, 1/15/36	25,000	34,164
6.00%, 5/15/37	42,000	58,057
4.00%, 1/15/43	30,000	34,916
Vistra Operations Co. LLC,
5.50%, 9/01/26(b)	64,000	65,901
5.62%, 2/15/27(b)	54,000	55,637
5.00%, 7/31/27(b)	53,000	54,325
4.30%, 7/15/29(b)	310,000	331,774
		11,376,666

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Electronics – 0.0%(i)
Agilent Technologies, Inc.,
3.05%, 9/22/26	$ 81,000	$ 85,914
2.75%, 9/15/29	43,000	44,701
2.10%, 6/04/30	152,000	150,005

Honeywell International, Inc., 1.35%, 6/01/25	70,000	70,574
		351,194
Entertainment – 0.0%(i)
Caesars Entertainment, Inc., 4.63%, 10/15/29(b)	24,000	24,115
Cedar Fair L.P., 5.25%, 7/15/29	43,000	44,558
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
5.50%, 5/01/25(b)	39,000	40,463
5.37%, 4/15/27	51,000	52,530
Churchill Downs, Inc.,
5.50%, 4/01/27(b)	72,000	74,430
4.75%, 1/15/28(b)	38,000	39,283
Six Flags Entertainment Corp.,
4.88%, 7/31/24(b)	64,000	64,480
5.50%, 4/15/27(b)	38,000	39,330

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.12%, 10/01/29(b)	53,000	53,132
		432,321
Environmental Control – 0.1%
Clean Harbors, Inc., 4.88%, 7/15/27(b)	28,000	29,155
Republic Services, Inc.,
2.50%, 8/15/24	70,000	72,732
3.95%, 5/15/28	88,000	98,431
Waste Management, Inc.,
1.15%, 3/15/28	208,000	198,547
2.00%, 6/01/29	49,000	48,834

Waste Pro USA, Inc., 5.50%, 2/15/26(b)	28,000	27,720
		475,419
Food – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
5.87%, 2/15/28(b)	58,000	61,625
4.88%, 2/15/30(b)	13,000	13,934
	Par (a)	Value
Food (Continued)

Hershey (The) Co., 0.90%, 6/01/25	$ 30,000	$ 29,792
JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 2/15/28(b)	63,000	67,883
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
6.50%, 4/15/29(b)	94,000	103,988
5.50%, 1/15/30(b)	17,000	18,615

Kraft Heinz Foods Co., 3.00%, 6/01/26	102,000	106,698
Mars, Inc.,
2.70%, 4/01/25(b)	90,000	94,340
3.20%, 4/01/30(b)	180,000	194,649
2.38%, 7/16/40(b)	200,000	193,358

Mondelez International, Inc., 1.50%, 5/04/25	250,000	252,072
Performance Food Group, Inc., 5.50%, 10/15/27(b)	64,000	66,720
Pilgrim's Pride Corp., 5.87%, 9/30/27(b)	105,000	110,709
Post Holdings, Inc.,
5.75%, 3/01/27(b)	80,000	83,000
5.62%, 1/15/28(b)	59,000	61,578
5.50%, 12/15/29(b)	47,000	49,996
		1,508,957
Food Service – 0.0%(i)
Aramark Services, Inc., 5.00%, 2/01/28(b)	74,000	75,665
Forest Products & Paper – 0.0%(i)
Georgia-Pacific LLC,
3.60%, 3/01/25(b)	14,000	15,016
2.10%, 4/30/27(b)	41,000	41,673
8.88%, 5/15/31	13,000	20,170

International Paper Co., 6.00%, 11/15/41	50,000	69,464
		146,323
Gas – 0.1%
Atmos Energy Corp., 4.13%, 3/15/49	40,000	48,089
CenterPoint Energy Resources Corp., 1.75%, 10/01/30	330,000	315,659
ONE Gas, Inc., 2.00%, 5/15/30	35,000	34,157
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	90,000	90,409
		488,314

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Healthcare - Products – 0.2%
Abbott Laboratories,
3.75%, 11/30/26		$390,000	$ 431,789
4.90%, 11/30/46		10,000	13,913

Boston Scientific Corp., 2.65%, 6/01/30		180,000	184,566
DH Europe Finance II S.a.r.l., 1.80%, 9/18/49	EUR	100,000	124,879
Medtronic Global Holdings SCA,
1.50%, 7/02/39	EUR	100,000	120,840
1.75%, 7/02/49	EUR	100,000	123,563

Mozart Debt Merger Sub, Inc., 3.87%, 4/01/29(b)		225,000	223,875
Thermo Fisher Scientific, Inc.,
2.80%, 10/15/41		75,000	75,307
1.88%, 10/01/49	EUR	100,000	122,949
			1,421,681
Healthcare - Services – 0.6%
Aetna, Inc.,
2.80%, 6/15/23		90,000	92,749
6.62%, 6/15/36		61,000	87,192
4.75%, 3/15/44		2,000	2,495
Anthem, Inc.,
2.95%, 12/01/22		30,000	30,711
3.65%, 12/01/27		100,000	109,768
4.10%, 3/01/28		127,000	142,960
4.38%, 12/01/47		53,000	65,267
4.55%, 3/01/48		57,000	71,696

Centene Corp., 4.63%, 12/15/29		47,000	50,701
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)		7,000	7,210
Encompass Health Corp.,
4.50%, 2/01/28		28,000	28,507
4.75%, 2/01/30		28,000	28,700
HCA, Inc.,
4.75%, 5/01/23		141,000	149,025
5.25%, 4/15/25		641,000	718,777
5.25%, 6/15/26		97,000	109,995
5.62%, 9/01/28		21,000	24,612
5.87%, 2/01/29		10,000	11,902
2.38%, 7/15/31		327,000	319,517
5.25%, 6/15/49		110,000	142,633
Humana, Inc.,
4.50%, 4/01/25		43,000	47,319
3.95%, 3/15/27		140,000	154,250
3.13%, 8/15/29		220,000	232,763
4.87%, 4/01/30		95,000	112,353
	Par (a)	Value
Healthcare - Services (Continued)

Select Medical Corp., 6.25%, 8/15/26(b)	$ 22,000	$ 23,011
Tenet Healthcare Corp.,
4.63%, 9/01/24(b)	38,000	38,807
4.87%, 1/01/26(b)	128,000	131,200
6.25%, 2/01/27(b)	183,000	190,091
5.12%, 11/01/27(b)	20,000	20,900
UnitedHealth Group, Inc.,
3.50%, 6/15/23	30,000	31,451
3.75%, 7/15/25	50,000	54,550
1.25%, 1/15/26	40,000	39,979
3.85%, 6/15/28	130,000	146,449
3.88%, 12/15/28	110,000	124,367
2.00%, 5/15/30	40,000	39,811
4.62%, 7/15/35	197,000	243,602
2.75%, 5/15/40	198,000	199,112
4.25%, 6/15/48	40,000	50,137
4.45%, 12/15/48	77,000	99,515
3.70%, 8/15/49	130,000	150,521
2.90%, 5/15/50	143,000	146,207
3.25%, 5/15/51	444,000	482,489
3.88%, 8/15/59	70,000	84,287
3.13%, 5/15/60	20,000	20,947
		5,058,535
Home Builders – 0.0%(i)
Century Communities, Inc., 6.75%, 6/01/27	21,000	22,298
Taylor Morrison Communities, Inc., 5.88%, 6/15/27(b)	8,000	8,950
		31,248
Household Products/Wares – 0.0%(i)
Kimberly-Clark Corp., 3.10%, 3/26/30	30,000	32,627
Housewares – 0.0%(i)
Newell Brands, Inc., 4.35%, 4/01/23	20,000	20,829
Insurance – 0.3%
American International Group, Inc.,
2.50%, 6/30/25	60,000	62,323
4.20%, 4/01/28	40,000	45,232
4.50%, 7/16/44	95,000	116,007
4.75%, 4/01/48	90,000	115,964
4.37%, 1/15/55	33,000	41,297
Aon Corp.,
4.50%, 12/15/28	144,000	166,541
3.75%, 5/02/29	162,000	179,698
2.80%, 5/15/30	272,000	281,873

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Insurance (Continued)

Berkshire Hathaway Finance Corp., 4.25%, 1/15/49		$150,000	$ 186,677
Guardian Life Global Funding, 1.10%, 6/23/25(b)		50,000	49,783
Hartford Financial Services Group (The), Inc., 3.60%, 8/19/49		32,000	35,538
Marsh & McLennan Cos., Inc.,
1.98%, 3/21/30	EUR	120,000	152,059
2.25%, 11/15/30		176,000	175,903

MassMutual Global Funding II, 0.85%, 6/09/23(b)		330,000	331,176
MetLife, Inc., 6.40%, 12/15/36		100,000	127,343
Metropolitan Life Global Funding I, 0.90%, 6/08/23(b)		250,000	251,397
New York Life Global Funding, 0.95%, 6/24/25(b)		80,000	79,160
Principal Life Global Funding II, 1.25%, 6/23/25(b)		40,000	39,686
Willis North America, Inc., 3.60%, 5/15/24		42,000	44,453
			2,482,110
Internet – 0.3%
Alphabet, Inc.,
0.45%, 8/15/25		30,000	29,397
0.80%, 8/15/27		50,000	47,931
1.10%, 8/15/30		60,000	56,270
2.05%, 8/15/50		110,000	98,788
Amazon.com, Inc.,
0.80%, 6/03/25		130,000	128,717
1.20%, 6/03/27		160,000	157,374
3.15%, 8/22/27		140,000	151,621
1.50%, 6/03/30		70,000	67,741
2.10%, 5/12/31		80,000	80,654
4.05%, 8/22/47		140,000	171,933
2.50%, 6/03/50		927,000	887,701
4.25%, 8/22/57		240,000	314,714

E*TRADE Financial Corp., 3.80%, 8/24/27		79,000	86,992
eBay, Inc., 1.40%, 5/10/26		246,000	244,071
Expedia Group, Inc., 3.25%, 2/15/30		153,000	157,299
			2,681,203
	Par (a)	Value
Iron/Steel – 0.0%(i)
Nucor Corp., 3.95%, 5/01/28	$ 24,000	$ 26,805
Lodging – 0.1%
Hilton Domestic Operating Co., Inc., 4.87%, 1/15/30	13,000	13,877
Las Vegas Sands Corp.,
3.20%, 8/08/24	100,000	102,247
2.90%, 6/25/25	380,000	385,589

Marriott International, Inc., 4.63%, 6/15/30	138,000	157,148
MGM Resorts International,
5.75%, 6/15/25	10,000	10,800
4.63%, 9/01/26	8,000	8,360
5.50%, 4/15/27	10,000	10,775
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/01/25(b)	131,000	133,211
5.25%, 5/15/27(b)	65,000	65,894
		887,901
Machinery - Diversified – 0.1%
CNH Industrial Capital LLC, 4.20%, 1/15/24	440,000	469,383
Deere & Co.,
3.10%, 4/15/30	30,000	32,509
3.75%, 4/15/50	200,000	244,269
Otis Worldwide Corp.,
2.06%, 4/05/25	50,000	51,213
2.56%, 2/15/30	119,000	121,366
		918,740
Media – 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/01/27(b)	153,000	158,546
5.00%, 2/01/28(b)	119,000	123,760
5.37%, 6/01/29(b)	74,000	79,513
4.75%, 3/01/30(b)	58,000	59,885
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	290,000	322,491
4.20%, 3/15/28	90,000	99,861
2.25%, 1/15/29	31,000	30,432
5.05%, 3/30/29	480,000	559,651
5.37%, 4/01/38	60,000	72,059
3.50%, 6/01/41	300,000	294,516
3.50%, 3/01/42	60,000	58,589
6.48%, 10/23/45	521,000	718,706

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Media (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.37%, 5/01/47		$161,000	$195,181
5.75%, 4/01/48		226,000	288,868
4.80%, 3/01/50		30,000	34,098
3.85%, 4/01/61		42,000	40,613
4.40%, 12/01/61		146,000	155,034
3.95%, 6/30/62		100,000	97,910

Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27(b)		74,000	75,905
Comcast Corp.,
3.10%, 4/01/25		10,000	10,602
3.95%, 10/15/25		160,000	175,808
3.15%, 3/01/26		50,000	53,587
3.30%, 4/01/27		50,000	53,955
4.15%, 10/15/28		330,000	376,561
2.65%, 2/01/30		139,000	143,951
3.40%, 4/01/30		282,000	307,544
4.25%, 10/15/30		560,000	646,037
1.95%, 1/15/31		291,000	283,997
3.25%, 11/01/39		20,000	21,018
3.75%, 4/01/40		120,000	134,445
3.40%, 7/15/46		20,000	21,557
4.00%, 8/15/47		22,000	25,540
3.97%, 11/01/47		330,000	379,976
4.00%, 3/01/48		20,000	23,228
4.00%, 11/01/49		210,000	244,804
2.80%, 1/15/51		40,000	38,401
2.89%, 11/01/51(b)		137,000	133,265
2.45%, 8/15/52		74,000	67,243
2.94%, 11/01/56(b)		40,000	38,568
Cox Communications, Inc.,
3.15%, 8/15/24(b)		71,000	74,604
3.85%, 2/01/25(b)		90,000	96,490
3.60%, 6/15/51(b)		139,000	148,883

Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26(b)		38,000	21,470
Discovery Communications LLC, 1.90%, 3/19/27	EUR	240,000	292,904
Fox Corp., 5.48%, 1/25/39		450,000	581,934
Gray Television, Inc., 7.00%, 5/15/27(b)		48,000	51,360
iHeartCommunications, Inc.,
6.37%, 5/01/26		49,783	51,774
5.25%, 8/15/27(b)		48,000	49,025
4.75%, 1/15/28(b)		7,000	7,044
	Par (a)	Value
Media (Continued)

NBCUniversal Media LLC, 4.45%, 1/15/43	$ 69,000	$ 83,579
Nexstar Media, Inc., 5.62%, 7/15/27(b)	69,000	72,795
Sirius XM Radio, Inc.,
5.00%, 8/01/27(b)	95,000	99,156
5.50%, 7/01/29(b)	51,000	55,016
TEGNA, Inc.,
4.63%, 3/15/28	13,000	13,114
5.00%, 9/15/29	10,000	10,124

Time Warner Cable LLC, 5.87%, 11/15/40	130,000	163,828
Time Warner Entertainment Co. L.P., 8.37%, 7/15/33	170,000	249,893
ViacomCBS, Inc.,
4.38%, 3/15/43	62,000	70,889
5.85%, 9/01/43	132,000	179,635
Walt Disney (The) Co.,
2.75%, 9/01/49	44,000	43,214
4.70%, 3/23/50	233,000	312,116
		9,374,552
Mining – 0.0%(i)
Freeport-McMoRan, Inc., 5.25%, 9/01/29	7,000	7,661
Newmont Corp., 2.25%, 10/01/30	156,000	153,181
		160,842
Miscellaneous Manufacturing – 0.1%
3M Co.,
2.38%, 8/26/29	310,000	319,160
3.70%, 4/15/50	60,000	70,887
Eaton Corp.,
2.75%, 11/02/22	40,000	40,885
4.15%, 11/02/42	30,000	35,683
General Electric Co.,
3.45%, 5/01/27	20,000	21,801
3.62%, 5/01/30	40,000	44,810
6.75%, 3/15/32	20,000	27,489
6.87%, 1/10/39	142,000	216,112
4.25%, 5/01/40	68,000	81,344
4.50%, 3/11/44	2,000	2,490
Textron, Inc.,
3.65%, 3/15/27	38,000	41,302
3.90%, 9/17/29	122,000	135,132
2.45%, 3/15/31	47,000	46,763
		1,083,858
Oil & Gas – 1.6%
Apache Corp.,
4.38%, 10/15/28	540,000	580,408

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Oil & Gas (Continued)
Apache Corp.,
4.75%, 4/15/43	$100,000	$109,500
4.25%, 1/15/44	380,000	387,600
BP Capital Markets America, Inc.,
3.22%, 11/28/23	70,000	73,298
3.79%, 2/06/24	228,000	242,271
3.19%, 4/06/25	199,000	211,642
3.41%, 2/11/26	20,000	21,559
3.12%, 5/04/26	220,000	235,307
3.94%, 9/21/28	240,000	268,762
3.63%, 4/06/30	80,000	88,589
1.75%, 8/10/30	200,000	193,560
3.00%, 2/24/50	230,000	227,427
3.00%, 3/17/52	110,000	108,406
3.38%, 2/08/61	20,000	20,507
Chevron Corp.,
1.55%, 5/11/25	130,000	131,925
2.00%, 5/11/27	40,000	40,763
3.08%, 5/11/50	490,000	525,221
Chevron USA, Inc.,
3.85%, 1/15/28	240,000	268,948
2.34%, 8/12/50	55,000	51,616

Citgo Holding, Inc., 9.25%, 8/01/24(b)	41,000	41,615
ConocoPhillips,
3.75%, 10/01/27(b)	110,000	121,045
4.30%, 8/15/28(b)	310,000	355,372
Continental Resources, Inc.,
4.50%, 4/15/23	90,000	93,593
3.80%, 6/01/24	130,000	136,500
4.37%, 1/15/28	160,000	174,600
Coterra Energy, Inc.,
3.90%, 5/15/27(b)	280,000	305,462
4.38%, 3/15/29(b)	850,000	965,671

CrownRock L.P./CrownRock Finance, Inc., 5.62%, 10/15/25(b)	33,000	33,743
Devon Energy Corp.,
5.85%, 12/15/25	120,000	138,271
5.25%, 10/15/27(b)	12,000	12,736
4.50%, 1/15/30(b)	145,000	157,604
5.60%, 7/15/41	220,000	277,795
4.75%, 5/15/42	510,000	593,198
5.00%, 6/15/45	460,000	559,606
Diamondback Energy, Inc.,
2.88%, 12/01/24	50,000	52,032
3.25%, 12/01/26	80,000	84,590
3.50%, 12/01/29	504,000	536,942
3.13%, 3/24/31	565,000	583,443
4.40%, 3/24/51	68,000	78,367
		Par (a)	Value
Oil & Gas (Continued)
EOG Resources, Inc.,
4.15%, 1/15/26		$118,000	$ 130,428
4.38%, 4/15/30		270,000	314,072
3.90%, 4/01/35		180,000	203,905
4.95%, 4/15/50		270,000	366,203
Exxon Mobil Corp.,
1.57%, 4/15/23		10,000	10,149
2.99%, 3/19/25		300,000	317,130
3.04%, 3/01/26		70,000	74,685
2.44%, 8/16/29		240,000	247,854
3.48%, 3/19/30		120,000	132,865
1.41%, 6/26/39	EUR	130,000	147,227
4.11%, 3/01/46		20,000	24,031
4.33%, 3/19/50		10,000	12,613
3.45%, 4/15/51		300,000	332,606

Marathon Petroleum Corp., 4.50%, 4/01/48		78,000	91,065
Matador Resources Co., 5.87%, 9/15/26		15,000	15,489
Occidental Petroleum Corp.,
6.95%, 7/01/24		200,000	225,000
5.55%, 3/15/26		160,000	176,600
3.00%, 2/15/27		220,000	220,000
7.87%, 9/15/31		210,000	280,875
4.50%, 7/15/44		80,000	80,800
6.60%, 3/15/46		150,000	191,926
4.10%, 2/15/47		50,000	48,750
4.20%, 3/15/48		230,000	224,142
Pioneer Natural Resources Co.,
1.13%, 1/15/26		30,000	29,362
1.90%, 8/15/30		150,000	142,396
2.15%, 1/15/31		612,000	590,120

SM Energy Co., 10.00%, 1/15/25(b)		8,000	8,900
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27		17,000	17,808
4.50%, 4/30/30(b)		46,000	46,406
			13,792,901
Oil & Gas Services – 0.0%(i)
Halliburton Co., 3.80%, 11/15/25		5,000	5,447
Packaging & Containers – 0.0%(i)
Ball Corp., 4.88%, 3/15/26		11,000	12,059
Owens-Brockway Glass Container, Inc., 5.87%, 8/15/23(b)		42,000	44,205
			56,264

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Pharmaceuticals – 1.3%
AbbVie, Inc.,
2.30%, 11/21/22	$ 555,000	$ 564,613
3.75%, 11/14/23	20,000	21,131
2.60%, 11/21/24	1,101,000	1,146,407
3.80%, 3/15/25	495,000	533,494
3.60%, 5/14/25	88,000	94,351
3.20%, 5/14/26	55,000	58,632
2.95%, 11/21/26	100,000	105,713
3.20%, 11/21/29	600,000	641,178
4.55%, 3/15/35	123,000	146,541
4.50%, 5/14/35	242,000	286,212
4.62%, 10/01/42	2,000	2,426
4.70%, 5/14/45	154,000	193,145
4.25%, 11/21/49	368,000	442,563
Bausch Health Americas, Inc.,
9.25%, 4/01/26(b)	53,000	56,312
8.50%, 1/31/27(b)	96,000	101,880
Bausch Health Cos., Inc.,
9.00%, 12/15/25(b)	53,000	55,601
5.75%, 8/15/27(b)	15,000	15,705
7.00%, 1/15/28(b)	41,000	41,518
7.25%, 5/30/29(b)	41,000	41,554
Becton Dickinson and Co.,
3.36%, 6/06/24	87,000	91,751
4.68%, 12/15/44	16,000	20,063
Bristol-Myers Squibb Co.,
2.90%, 7/26/24	192,000	202,098
3.88%, 8/15/25	81,000	88,589
3.20%, 6/15/26	160,000	172,969
3.40%, 7/26/29	210,000	230,895
5.00%, 8/15/45	69,000	93,958
Cigna Corp.,
3.75%, 7/15/23	101,000	105,993
4.12%, 11/15/25	20,000	21,998
3.40%, 3/01/27	79,000	85,006
4.37%, 10/15/28	935,000	1,071,840
4.80%, 8/15/38	100,000	122,897
4.90%, 12/15/48	100,000	129,448
CVS Health Corp.,
3.63%, 4/01/27	40,000	43,650
4.30%, 3/25/28	217,000	245,678
3.25%, 8/15/29	500,000	534,437
3.75%, 4/01/30	774,000	852,821
2.13%, 9/15/31	130,000	126,858
4.78%, 3/25/38	400,000	489,401
4.13%, 4/01/40	40,000	45,886
5.12%, 7/20/45	217,000	285,516
5.05%, 3/25/48	320,000	420,712
4.25%, 4/01/50	36,000	43,595
	Par (a)	Value
Pharmaceuticals (Continued)

Elanco Animal Health, Inc., 5.90%, 8/28/28	$ 11,000	$ 12,855
Johnson & Johnson,
0.55%, 9/01/25	80,000	78,752
0.95%, 9/01/27	150,000	145,276
3.63%, 3/03/37	70,000	81,185
2.10%, 9/01/40	250,000	237,873
Merck & Co., Inc.,
0.75%, 2/24/26	120,000	117,620
1.45%, 6/24/30	70,000	67,272
2.45%, 6/24/50	50,000	47,656
Pfizer, Inc.,
0.80%, 5/28/25	160,000	158,363
2.63%, 4/01/30	261,000	274,370
1.70%, 5/28/30	225,000	220,662
2.70%, 5/28/50	310,000	314,460
		11,831,379
Pipelines – 1.7%
Boardwalk Pipelines L.P., 4.80%, 5/03/29	20,000	22,829
Buckeye Partners L.P., 3.95%, 12/01/26	8,000	8,201
Cameron LNG LLC,
2.90%, 7/15/31(b)	30,000	31,562
3.30%, 1/15/35(b)	672,000	711,300
3.40%, 1/15/38(b)	129,000	134,532
Cheniere Corpus Christi Holdings LLC,
5.87%, 3/31/25	88,000	98,509
5.13%, 6/30/27	407,000	465,156
Cheniere Energy Partners L.P.,
4.50%, 10/01/29	20,000	21,354
3.25%, 1/31/32(b)	25,000	24,780
DCP Midstream Operating L.P.,
5.38%, 7/15/25	11,000	12,155
5.13%, 5/15/29	8,000	9,060
Energy Transfer L.P.,
7.60%, 2/01/24	154,000	171,582
4.50%, 4/15/24	104,000	111,631
4.05%, 3/15/25	120,000	128,631
2.90%, 5/15/25	527,000	550,026
5.95%, 12/01/25	160,000	183,490
4.75%, 1/15/26	111,000	122,894
5.50%, 6/01/27	130,000	150,449
4.95%, 6/15/28	20,000	22,840
5.25%, 4/15/29	60,000	69,691
3.75%, 5/15/30	430,000	458,308
6.50%, 2/01/42	130,000	169,918
5.30%, 4/01/44	160,000	187,526

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Pipelines (Continued)
Energy Transfer L.P.,
5.35%, 5/15/45	$ 360,000	$ 425,692
5.40%, 10/01/47	100,000	120,040
6.25%, 4/15/49	50,000	66,400
5.00%, 5/15/50	64,000	74,937
Enterprise Products Operating LLC,
4.15%, 10/16/28	270,000	305,294
3.13%, 7/31/29	434,000	462,775
2.80%, 1/31/30	550,000	571,501
7.55%, 4/15/38	10,000	15,223
4.85%, 3/15/44	80,000	96,751
5.10%, 2/15/45	100,000	125,570
4.80%, 2/01/49	40,000	49,361
4.20%, 1/31/50	60,000	68,677
3.70%, 1/31/51	90,000	95,461
3.95%, 1/31/60	70,000	76,740
Kinder Morgan Energy Partners L.P.,
4.25%, 9/01/24	100,000	107,906
6.95%, 1/15/38	27,000	38,081
4.70%, 11/01/42	48,000	54,954
5.50%, 3/01/44	10,000	12,509
Kinder Morgan, Inc.,
4.30%, 6/01/25	90,000	98,377
4.30%, 3/01/28	60,000	67,365
5.30%, 12/01/34	7,000	8,520
5.55%, 6/01/45	130,000	167,176
5.05%, 2/15/46	40,000	48,731
5.20%, 3/01/48	60,000	75,084
MPLX L.P.,
4.88%, 12/01/24	74,000	81,121
1.75%, 3/01/26	150,000	149,415
4.00%, 3/15/28	200,000	219,978
4.80%, 2/15/29	30,000	34,572
4.50%, 4/15/38	90,000	101,398
5.20%, 3/01/47	60,000	74,045
5.20%, 12/01/47	100,000	122,345
4.70%, 4/15/48	450,000	529,183
5.50%, 2/15/49	90,000	116,113
NGPL PipeCo LLC,
4.88%, 8/15/27(b)	168,000	188,504
3.25%, 7/15/31(b)	238,000	242,232

Northwest Pipeline LLC, 4.00%, 4/01/27	253,000	277,411
Sabine Pass Liquefaction LLC,
5.62%, 4/15/23	100,000	105,649
5.75%, 5/15/24	500,000	550,487
5.62%, 3/01/25	1,122,000	1,259,823
5.00%, 3/15/27	95,000	107,724
		Par (a)	Value
Pipelines (Continued)

Southern Natural Gas Co. LLC, 8.00%, 3/01/32		$ 80,000	$ 111,771
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.37%, 2/01/27		33,000	34,155
6.50%, 7/15/27		33,000	35,351
5.00%, 1/15/28		11,000	11,576
5.50%, 3/01/30		13,000	14,288

Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30(b)		380,000	386,908
Texas Eastern Transmission L.P., 3.50%, 1/15/28(b)		185,000	198,749
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26		1,103,000	1,359,604
4.00%, 3/15/28		258,000	286,396
3.95%, 5/15/50		68,000	77,182
Western Midstream Operating L.P.,
(3M USD LIBOR + 2.10%), 2.22%, 1/13/23(d)		40,000	39,700
4.35%, 2/01/25		50,000	52,375
4.65%, 7/01/26		90,000	97,200
Williams (The) Cos., Inc.,
4.90%, 1/15/45		440,000	536,867
5.10%, 9/15/45		140,000	175,233
4.85%, 3/01/48		110,000	135,811
			14,812,715
Real Estate Investment Trusts – 0.4%
American Tower Corp.,
5.00%, 2/15/24		54,000	58,808
2.40%, 3/15/25		250,000	257,574
1.30%, 9/15/25		72,000	71,524
3.95%, 3/15/29		53,000	58,524
3.80%, 8/15/29		189,000	207,641
Crown Castle International Corp.,
1.05%, 7/15/26		195,000	188,792
3.10%, 11/15/29		245,000	256,122
3.30%, 7/01/30		226,000	238,875
Digital Dutch Finco B.V.,
1.50%, 3/15/30	EUR	130,000	155,919
1.00%, 1/15/32	EUR	100,000	111,817
Duke Realty L.P.,
1.75%, 7/01/30		39,000	37,255
1.75%, 2/01/31		198,000	188,341
Equinix, Inc.,
1.00%, 9/15/25		297,000	291,109
1.45%, 5/15/26		83,000	82,013

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Real Estate Investment Trusts (Continued)
Equinix, Inc.,
2.15%, 7/15/30		$ 89,000	$ 86,694
2.50%, 5/15/31		78,000	78,007
GLP Capital L.P./GLP Financing II, Inc.,
3.35%, 9/01/24		65,000	68,485
4.00%, 1/15/30		92,000	97,593
4.00%, 1/15/31		200,000	213,168
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
5.62%, 5/01/24		132,000	143,200
4.50%, 9/01/26		38,000	41,221
5.75%, 2/01/27		59,000	67,260
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 8/01/26		8,000	8,240
5.00%, 10/15/27		90,000	94,743
4.62%, 8/01/29		12,000	12,690
National Retail Properties, Inc.,
3.10%, 4/15/50		42,000	41,748
3.50%, 4/15/51		107,000	114,047
3.00%, 4/15/52		67,000	65,592

Prologis Euro Finance LLC, 1.50%, 9/10/49	EUR	105,000	120,597
Realty Income Corp.,
3.00%, 1/15/27		15,000	15,935
3.25%, 1/15/31		74,000	79,670

RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/27		49,000	49,980
Service Properties Trust, 4.35%, 10/01/24		28,000	28,217
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 2/15/25(b)		47,000	47,822
4.25%, 12/01/26(b)		17,000	17,609
3.75%, 2/15/27(b)		11,000	11,303
4.63%, 12/01/29(b)		13,000	13,869
4.13%, 8/15/30(b)		10,000	10,500
			3,732,504
Retail – 0.5%
Costco Wholesale Corp.,
1.38%, 6/20/27		190,000	188,635
1.75%, 4/20/32		90,000	87,717

Dollar General Corp., 3.25%, 4/15/23		10,000	10,312
Home Depot (The), Inc.,
2.50%, 4/15/27		60,000	63,000
3.90%, 12/06/28		10,000	11,370
	Par (a)	Value
Retail (Continued)
Home Depot (The), Inc.,
2.95%, 6/15/29	$ 82,000	$ 88,056
2.70%, 4/15/30	80,000	84,287
3.30%, 4/15/40	160,000	173,850
3.90%, 6/15/47	20,000	24,036
4.50%, 12/06/48	93,000	122,128
3.35%, 4/15/50	160,000	177,947
Lowe's Cos., Inc.,
4.00%, 4/15/25	413,000	449,684
1.30%, 4/15/28	154,000	148,203
1.70%, 9/15/28	180,000	176,588
3.65%, 4/05/29	78,000	86,124
4.50%, 4/15/30	50,000	58,294
2.80%, 9/15/41	80,000	78,708
McDonald's Corp.,
3.30%, 7/01/25	70,000	74,757
1.45%, 9/01/25	140,000	140,826
3.70%, 1/30/26	60,000	65,245
3.50%, 3/01/27	30,000	32,723
3.50%, 7/01/27	60,000	65,414
3.80%, 4/01/28	270,000	301,171
2.12%, 3/01/30	307,000	307,493
3.60%, 7/01/30	171,000	189,600
4.60%, 5/26/45	29,000	36,393
4.87%, 12/09/45	128,000	166,834
4.20%, 4/01/50	354,000	433,723
Starbucks Corp.,
2.25%, 3/12/30	79,000	79,313
2.55%, 11/15/30	224,000	229,112

Target Corp., 2.25%, 4/15/25	110,000	114,108
Walmart, Inc.,
1.50%, 9/22/28	80,000	79,132
1.80%, 9/22/31	40,000	39,418
2.65%, 9/22/51	55,000	56,268
		4,440,469
Semiconductors – 0.7%
Applied Materials, Inc.,
1.75%, 6/01/30	140,000	136,966
4.35%, 4/01/47	70,000	89,675

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.87%, 1/15/27	132,000	143,093
Broadcom, Inc.,
4.75%, 4/15/29	320,000	364,809
5.00%, 4/15/30	373,000	432,816
4.15%, 11/15/30	361,000	396,884
3.47%, 4/15/34(b)	214,000	220,779
3.14%, 11/15/35(b)	640,000	629,002
Intel Corp.,
3.70%, 7/29/25	20,000	21,722

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Semiconductors (Continued)
Intel Corp.,
1.60%, 8/12/28		$170,000	$ 167,431
3.73%, 12/08/47		183,000	207,020
4.75%, 3/25/50		130,000	172,765
3.05%, 8/12/51		80,000	81,511
3.20%, 8/12/61		58,000	59,524
KLA Corp.,
4.10%, 3/15/29		265,000	301,190
3.30%, 3/01/50		216,000	231,666
Lam Research Corp.,
3.75%, 3/15/26		161,000	176,776
4.87%, 3/15/49		112,000	152,254
2.88%, 6/15/50		100,000	102,080

Micron Technology, Inc., 2.50%, 4/24/23		100,000	102,755
NVIDIA Corp.,
1.55%, 6/15/28		365,000	360,467
3.50%, 4/01/40		150,000	167,786
3.50%, 4/01/50		550,000	629,667
3.70%, 4/01/60		100,000	118,619
QUALCOMM, Inc.,
4.80%, 5/20/45		50,000	66,275
4.30%, 5/20/47		124,000	156,467
3.25%, 5/20/50		40,000	43,702
Texas Instruments, Inc.,
2.90%, 11/03/27		390,000	420,207
1.75%, 5/04/30		70,000	69,033
			6,222,941
Shipbuilding – 0.0%(i)
Huntington Ingalls Industries, Inc.,
3.84%, 5/01/25		75,000	80,649
4.20%, 5/01/30		143,000	160,680
			241,329
Software – 0.9%
Activision Blizzard, Inc.,
1.35%, 9/15/30		136,000	125,382
2.50%, 9/15/50		134,000	120,229

Adobe, Inc., 2.30%, 2/01/30		200,000	205,029
Autodesk, Inc., 3.50%, 6/15/27		259,000	281,088
Citrix Systems, Inc.,
4.50%, 12/01/27		203,000	218,614
3.30%, 3/01/30		71,000	72,033

Electronic Arts, Inc., 1.85%, 2/15/31		115,000	110,548
Fidelity National Information Services, Inc.,
1.00%, 12/03/28	EUR	105,000	123,389
		Par (a)	Value
Software (Continued)
Fidelity National Information Services, Inc.,
2.95%, 5/21/39	EUR	$100,000	$ 142,196
Fiserv, Inc.,
4.20%, 10/01/28		57,000	64,534
3.50%, 7/01/29		657,000	709,137
Microsoft Corp.,
2.40%, 8/08/26		60,000	62,941
3.30%, 2/06/27		900,000	982,918
2.53%, 6/01/50		364,000	358,024
2.92%, 3/17/52		263,000	278,440
Oracle Corp.,
1.65%, 3/25/26		390,000	391,245
2.88%, 3/25/31		430,000	441,140
3.90%, 5/15/35		109,000	118,402
3.85%, 7/15/36		170,000	183,680
6.12%, 7/08/39		182,000	247,964
3.60%, 4/01/40		295,000	307,435
3.65%, 3/25/41		557,000	583,515
4.12%, 5/15/45		70,000	76,853
4.00%, 7/15/46		260,000	280,862
4.00%, 11/15/47		174,000	188,193
3.60%, 4/01/50		231,000	235,834

Roper Technologies, Inc., 2.95%, 9/15/29		76,000	79,813
salesforce.com, Inc.,
3.70%, 4/11/28		250,000	279,507
3.05%, 7/15/61		60,000	62,629

ServiceNow, Inc., 1.40%, 9/01/30		243,000	227,431
VMware, Inc.,
1.80%, 8/15/28		159,000	154,992
2.20%, 8/15/31		155,000	150,836
			7,864,833
Telecommunications – 1.7%
AT&T, Inc.,
3.80%, 2/15/27		170,000	185,867
2.30%, 6/01/27		435,000	444,887
1.65%, 2/01/28		798,000	778,381
4.35%, 3/01/29		144,000	163,497
4.30%, 2/15/30(b)		105,000	119,234
2.55%, 12/01/33		472,000	458,391
3.15%, 9/04/36	EUR	100,000	139,698
3.10%, 2/01/43		450,000	434,566
4.80%, 6/15/44		22,000	26,282
5.15%, 2/15/50		191,000	245,952
3.50%, 9/15/53		178,000	180,827
3.55%, 9/15/55		357,000	361,453
3.80%, 12/01/57		107,000	112,275
3.65%, 9/15/59		212,000	215,054

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Telecommunications (Continued)
AT&T, Inc.,
3.50%, 2/01/61	$ 127,000	$ 123,818

Juniper Networks, Inc., 2.00%, 12/10/30	70,000	66,296
Level 3 Financing, Inc., 4.62%, 9/15/27(b)	12,000	12,300
Motorola Solutions, Inc.,
4.60%, 5/23/29	235,000	270,488
2.75%, 5/24/31	403,000	406,851
5.50%, 9/01/44	105,000	136,440

Sprint Corp., 7.62%, 3/01/26	94,000	112,697
T-Mobile USA, Inc.,
3.50%, 4/15/25	230,000	245,304
3.75%, 4/15/27	311,000	337,432
2.05%, 2/15/28	71,000	70,409
3.88%, 4/15/30	1,084,000	1,185,250
2.55%, 2/15/31	137,000	135,954
2.25%, 11/15/31	230,000	221,938
3.00%, 2/15/41	90,000	86,601
3.30%, 2/15/51	70,000	68,660
Verizon Communications, Inc.,
2.63%, 8/15/26	10,000	10,484
4.12%, 3/16/27	100,000	111,759
3.00%, 3/22/27	30,000	31,767
2.10%, 3/22/28	412,000	413,141
4.33%, 9/21/28	424,000	483,999
3.88%, 2/08/29	102,000	113,665
4.02%, 12/03/29	127,000	142,327
3.15%, 3/22/30	403,000	426,778
1.50%, 9/18/30	544,000	510,556
1.68%, 10/30/30	126,000	118,932
1.75%, 1/20/31	329,000	310,662
2.55%, 3/21/31	465,000	468,627
2.36%, 3/15/32(b)	327,000	322,122
4.50%, 8/10/33	1,010,000	1,192,370
4.27%, 1/15/36	457,000	534,173
2.65%, 11/20/40	874,000	825,796
3.40%, 3/22/41	151,000	158,399
2.85%, 9/03/41	151,000	147,648
3.85%, 11/01/42	60,000	66,549
4.12%, 8/15/46	70,000	81,902
4.86%, 8/21/46	110,000	144,415
4.52%, 9/15/48	40,000	50,682
4.00%, 3/22/50	190,000	217,869
2.88%, 11/20/50	607,000	578,371
3.55%, 3/22/51	39,000	42,065
3.70%, 3/22/61	207,000	224,978
		15,076,838
	Par (a)	Value
Transportation – 0.4%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41	$106,000	$ 145,084
3.30%, 9/15/51	242,000	268,161
CSX Corp.,
4.10%, 3/15/44	38,000	44,429
4.75%, 11/15/48	74,000	97,503
2.50%, 5/15/51	47,000	43,868
4.65%, 3/01/68	38,000	50,390
FedEx Corp.,
4.25%, 5/15/30	153,000	174,634
2.40%, 5/15/31	453,000	453,855
3.88%, 8/01/42	14,000	15,443
Norfolk Southern Corp.,
2.90%, 6/15/26	155,000	164,044
3.05%, 5/15/50	260,000	266,530
Ryder System, Inc.,
2.50%, 9/01/24	75,000	77,880
4.62%, 6/01/25	287,000	317,870
Union Pacific Corp.,
3.25%, 8/15/25	27,000	28,833
2.75%, 3/01/26	53,000	55,943
2.15%, 2/05/27	120,000	123,237
2.40%, 2/05/30	220,000	226,367
2.95%, 3/10/52	21,000	21,532
3.95%, 8/15/59	104,000	125,178
3.84%, 3/20/60	199,000	235,489
2.97%, 9/16/62	43,000	43,231
3.75%, 2/05/70	160,000	186,036
		3,165,537
Trucking & Leasing – 0.1%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.25%, 1/17/23(b)	4,000	4,166
2.70%, 3/14/23(b)	51,000	52,235
3.95%, 3/10/25(b)	30,000	32,301
4.00%, 7/15/25(b)	94,000	101,908
1.20%, 11/15/25(b)	82,000	80,490
4.45%, 1/29/26(b)	10,000	11,038
1.70%, 6/15/26(b)	241,000	239,946
		522,084
Total Corporate Bonds (Cost $190,462,265)		195,079,377

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value

Foreign Issuer Bonds – 10.5%
Argentina – 0.0%(i)
Argentine Republic Government International Bond,
(Step to 1.50% on 7/9/22), 1.13%, 7/09/35(f)		$ 439,000	$ 135,436
(Step to 3.50% on 7/9/22), 2.50%, 7/09/41(f)		400,000	137,660

Capex S.A., 6.87%, 5/15/24(b)		22,000	20,900
Genneia S.A., 8.75%, 9/02/27(b)		32,660	31,158
YPF S.A., 7.00%, 12/15/47(b)		45,000	29,520
			354,674
Australia – 0.2%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		20,000	26,675
FMG Resources (August 2006) Pty. Ltd., 4.50%, 9/15/27(b)		8,000	8,360
Glencore Funding LLC,
4.12%, 3/12/24(b)		390,000	414,323
1.63%, 4/27/26(b)		238,000	235,366
4.00%, 3/27/27(b)		320,000	345,828
3.87%, 10/27/27(b)		70,000	75,436
2.50%, 9/01/30(b)		320,000	313,006
2.85%, 4/27/31(b)		208,000	208,270
2.63%, 9/23/31(b)		38,000	37,037
3.37%, 9/23/51(b)		21,000	20,346
			1,684,647
Austria – 0.0%(i)
Republic of Austria Government Bond, 2.10%, 9/20/17(b)(l)	EUR	137,000	265,360
Belgium – 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26		80,000	86,969
4.70%, 2/01/36		617,000	746,456
4.90%, 2/01/46		200,000	255,084

Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43		62,000	69,420
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/28		1,018,000	1,144,877
4.75%, 1/23/29		330,000	387,452
3.50%, 6/01/30		50,000	54,820
	Par (a)	Value
Belgium (Continued)
Anheuser-Busch InBev Worldwide, Inc.,
4.35%, 6/01/40	$130,000	$ 152,879
4.95%, 1/15/42	34,000	42,823
4.60%, 4/15/48	174,000	214,970
5.55%, 1/23/49	220,000	308,587
4.50%, 6/01/50	230,000	284,911
		3,749,248
Brazil – 0.4%
Embraer Netherlands Finance B.V.,
5.05%, 6/15/25	34,000	35,318
5.40%, 2/01/27	13,000	13,598

Embraer Overseas Ltd., 5.70%, 9/16/23	19,000	19,997
Gol Finance S.A., 7.00%, 1/31/25(b)	102,000	91,877
Klabin Austria GmbH, 3.20%, 1/12/31(b)	200,000	183,747
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(b)	200,000	194,608
Oi S.A., (100% Cash), 10.00%, 7/27/25(m)	26,000	23,413
Petrobras Global Finance B.V.,
6.25%, 3/17/24	16,000	17,488
5.30%, 1/27/25	58,000	63,075

Rumo Luxembourg S.a.r.l., 5.87%, 1/18/25(b)	200,000	206,520
Suzano Austria GmbH,
6.00%, 1/15/29	920,000	1,058,000
3.12%, 1/15/32	45,000	42,515
Vale Overseas Ltd.,
6.25%, 8/10/26	850,000	985,796
4.50%, 7/08/30	99,000	100,728

XP, Inc., 3.25%, 7/01/26(b)	200,000	191,300
		3,227,980
Canada – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 4.00%, 1/15/28(b)	11,000	10,973
Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.30%, 1/15/30(b)	15,235	15,536
Bank of Montreal,
1.85%, 5/01/25	210,000	214,444
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(j)	40,000	43,194

Bank of Nova Scotia (The), 1.30%, 6/11/25	120,000	119,949

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Canada (Continued)

Barrick North America Finance LLC, 5.75%, 5/01/43		$ 190,000	$ 262,388
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.25%, 9/15/27(b)		74,000	77,052
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23		100,000	100,429
Canadian Pacific Railway Co., 2.05%, 3/05/30		74,000	72,926
Cenovus Energy, Inc., 3.75%, 2/15/52		15,000	15,178
Mattamy Group Corp., 5.25%, 12/15/27(b)		8,000	8,320
Royal Bank of Canada,
1.60%, 4/17/23		190,000	192,940
1.15%, 6/10/25		100,000	99,479

Suncor Energy, Inc., 6.50%, 6/15/38		81,000	112,531
Toronto-Dominion Bank (The),
0.75%, 6/12/23		210,000	210,689
1.15%, 6/12/25		110,000	109,601

TransCanada PipeLines Ltd., 4.63%, 3/01/34		61,000	71,582
			1,737,211
Chile – 0.3%
Chile Government International Bond,
3.10%, 5/07/41		920,000	897,819
3.10%, 1/22/61		310,000	285,736
Corp. Nacional del Cobre de Chile,
3.63%, 8/01/27(b)		330,000	350,005
3.70%, 1/30/50(b)		560,000	567,325

Kenbourne Invest S.A., 6.87%, 11/26/24(b)		200,000	208,500
			2,309,385
China – 1.6%
Alibaba Group Holding Ltd., 3.40%, 12/06/27		300,000	318,533
China Government Bond,
1.99%, 4/09/25	CNH	31,160,000	4,738,543
2.41%, 6/19/25	CNY	7,600,000	1,173,295
2.85%, 6/04/27	CNH	5,500,000	856,153
3.01%, 5/13/28	CNY	2,300,000	360,727
2.68%, 5/21/30	CNH	23,520,000	3,559,702
	Par (a)	Value
China (Continued)
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/01/25(b)	$ 80,000	$ 83,074
4.30%, 6/18/29(b)	332,000	373,853
3.40%, 5/01/30(b)	205,000	220,311
2.50%, 5/11/31(b)	358,000	355,813
Prosus N.V.,
3.68%, 1/21/30(b)	600,000	616,923
4.03%, 8/03/50(b)	380,000	357,180

Sinopec Group Overseas Development 2014 Ltd., 4.37%, 4/10/24(b)	290,000	312,199
Tencent Holdings Ltd.,
3.60%, 1/19/28(b)	220,000	233,165
3.24%, 6/03/50	740,000	717,855
		14,277,326
Colombia – 0.5%
Colombia Government International Bond,
4.50%, 3/15/29	488,000	514,728
3.00%, 1/30/30	200,000	188,568
3.13%, 4/15/31	825,000	772,637
3.25%, 4/22/32	420,000	391,978
5.00%, 6/15/45	810,000	797,672
5.20%, 5/15/49	460,000	462,903
Ecopetrol S.A.,
5.37%, 6/26/26	21,000	22,707
6.87%, 4/29/30	56,000	64,680
4.63%, 11/02/31	35,000	34,737
5.87%, 5/28/45	710,000	718,768

Grupo Aval Ltd., 4.38%, 2/04/30(b)	200,000	195,500
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/29	200,000	198,952
		4,363,830
Denmark – 0.2%
Danske Bank A/S,
3.88%, 9/12/23(b)	400,000	420,665
(1Y US Treasury CMT + 1.03%), 1.17%, 12/08/23(b)(j)	200,000	200,558
5.37%, 1/12/24(b)	600,000	653,330
5.37%, 1/12/24	200,000	217,777
1.23%, 6/22/24(b)	200,000	201,248
		1,693,578
Finland – 0.0%(i)
Nordea Bank Abp, 1.00%, 6/09/23(b)	210,000	211,576

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
France – 0.3%
Altice France S.A., 8.12%, 2/01/27(b)	$ 200,000	$ 215,000
BNP Paribas S.A.,
(3M USD LIBOR + 2.24%), 4.70%, 1/10/25(b)(j)	200,000	214,987
(SOFR + 2.07%), 2.22%, 6/09/26(b)(j)	600,000	610,740
(3M USD LIBOR + 2.57%), 5.20%, 1/10/30(b)(j)	300,000	354,687
(SOFR + 1.51%), 3.05%, 1/13/31(b)(j)	200,000	207,989

BPCE S.A., 2.70%, 10/01/29(b)	250,000	256,964
Credit Agricole S.A., (SOFR + 1.68%), 1.91%, 6/16/26(b)(j)	250,000	252,454
Danone S.A., 2.95%, 11/02/26(b)	200,000	211,429
		2,324,250
Germany – 0.1%
Deutsche Bank A.G.,
(SOFR + 1.13%), 1.45%, 4/01/25(j)	212,000	212,035
1.68%, 3/19/26	500,000	498,719

Deutsche Telekom International Finance B.V., 3.60%, 1/19/27(b)	150,000	162,540
		873,294
Hungary – 0.0%(i)
Hungary Government International Bond, 5.38%, 3/25/24	122,000	134,200
India – 0.0%(i)
Export-Import Bank of India, 3.38%, 8/05/26(b)	200,000	210,401
Indonesia – 0.4%
Indonesia Government International Bond,
2.85%, 2/14/30	200,000	206,208
4.35%, 1/11/48	1,350,000	1,515,912
3.70%, 10/30/49	330,000	342,682
3.05%, 3/12/51	222,000	215,115

Pertamina Persero PT, 6.00%, 5/03/42(b)	280,000	343,834
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28(b)	780,000	899,925
		3,523,676
		Par (a)	Value
Ireland – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.45%, 4/03/26		$ 150,000	$ 163,480
2.45%, 10/29/26		550,000	555,164
3.00%, 10/29/28		320,000	324,458
Ireland Government Bond,
0.20%, 10/18/30	EUR	570,000	658,992
(0.01%), 10/18/31(n)	EUR	1,485,000	1,664,052
			3,366,146
Israel – 0.1%
Israel Government International Bond,
2.75%, 7/03/30		500,000	527,862
4.50%, 4/03/20(o)		220,000	274,245
			802,107
Japan – 0.4%
Mitsubishi UFJ Financial Group, Inc.,
3.45%, 3/02/23		52,000	53,946
(1Y US Treasury CMT + 0.68%), 0.85%, 9/15/24(j)		366,000	366,054
2.19%, 2/25/25		407,000	417,981
Mizuho Financial Group, Inc.,
(SOFR + 1.24%), 2.84%, 7/16/25(j)		200,000	208,843
(SOFR + 1.53%), 1.98%, 9/08/31(j)		200,000	191,544

Nissan Motor Co. Ltd., 4.81%, 9/17/30(b)		600,000	666,837
Nomura Holdings, Inc., 2.61%, 7/14/31		293,000	289,408
Sumitomo Mitsui Financial Group, Inc.,
2.70%, 7/16/24		202,000	210,520
2.35%, 1/15/25		400,000	412,324
Takeda Pharmaceutical Co. Ltd.,
5.00%, 11/26/28		200,000	236,565
2.05%, 3/31/30		200,000	195,614
2.00%, 7/09/40	EUR	110,000	140,160
			3,389,796
Kazakhstan – 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44		400,000	491,050
KazMunayGas National Co. JSC, 6.37%, 10/24/48(b)		420,000	539,725
			1,030,775

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Kuwait – 0.2%
Equate Petrochemical B.V.,
4.25%, 11/03/26(b)		$ 210,000	$ 228,917
2.63%, 4/28/28(b)		450,000	448,899

Kuwait International Government Bond, 3.50%, 3/20/27(b)		600,000	656,400
MEGlobal Canada ULC, 5.00%, 5/18/25(b)		200,000	218,968
			1,553,184
Macau – 0.0%(i)
Sands China Ltd., 5.13%, 8/08/25		300,000	318,870
Mexico – 0.6%
Cemex S.A.B. de C.V., 5.20%, 9/17/30(b)		200,000	216,540
Comision Federal de Electricidad,
4.75%, 2/23/27(b)		200,000	221,750
3.87%, 7/26/33(b)		500,000	481,250

Mexico City Airport Trust, 5.50%, 7/31/47		200,000	203,100
Mexico Government International Bond,
2.66%, 5/24/31		368,000	355,157
4.75%, 3/08/44		1,660,000	1,813,849
4.50%, 1/31/50		420,000	441,462
Orbia Advance Corp. S.A.B. de C.V.,
1.88%, 5/11/26(b)		280,000	277,200
2.88%, 5/11/31(b)		270,000	265,615
Petroleos Mexicanos,
7.19%, 9/12/24	MXN	1,203,000	55,872
6.87%, 10/16/25		25,000	27,309
5.35%, 2/12/28		104,000	103,803
6.50%, 1/23/29		157,000	163,578
5.62%, 1/23/46		620,000	503,930
7.69%, 1/23/50		51,000	48,705
			5,179,120
Morocco – 0.0%(i)
OCP S.A., 4.50%, 10/22/25(b)		200,000	212,511
Netherlands – 0.3%
Cooperatieve Rabobank U.A.,
4.62%, 12/01/23		250,000	268,575
4.38%, 8/04/25		440,000	483,506

ING Groep N.V., 4.62%, 1/06/26(b)		400,000	448,157
Shell International Finance B.V.,
3.50%, 11/13/23		170,000	179,621
	Par (a)	Value
Netherlands (Continued)
Shell International Finance B.V.,
2.88%, 5/10/26	$140,000	$ 149,262
2.38%, 11/07/29	623,000	639,350
2.75%, 4/06/30	161,000	169,646
4.37%, 5/11/45	70,000	87,792
4.00%, 5/10/46	80,000	95,943
3.25%, 4/06/50	300,000	327,568
		2,849,420
Panama – 0.3%
Panama Government International Bond,
3.87%, 3/17/28	200,000	216,870
6.70%, 1/26/36	780,000	1,040,528
4.30%, 4/29/53	600,000	642,834
4.50%, 4/01/56	247,000	271,003
		2,171,235
Peru – 0.4%
Peruvian Government International Bond,
4.13%, 8/25/27	137,000	150,459
3.00%, 1/15/34	80,000	79,120
6.55%, 3/14/37	360,000	489,849
3.30%, 3/11/41	230,000	225,763
5.62%, 11/18/50	350,000	476,406
3.55%, 3/10/51	180,000	181,363
3.60%, 1/15/72	47,000	45,061
Petroleos del Peru S.A.,
4.75%, 6/19/32(b)	500,000	528,250
5.62%, 6/19/47(b)	200,000	203,000

Southern Copper Corp., 5.25%, 11/08/42	700,000	868,357
		3,247,628
Philippines – 0.0%(i)
Philippine Government International Bond, 3.20%, 7/06/46	267,000	268,546
Poland – 0.1%
Republic of Poland Government International Bond, 4.00%, 1/22/24	790,000	841,113
Qatar – 0.3%
Qatar Energy,
2.25%, 7/12/31(b)	550,000	541,750
3.13%, 7/12/41(b)	350,000	353,217
3.30%, 7/12/51(b)	360,000	366,855

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Qatar (Continued)
Qatar Government International Bond,
3.87%, 4/23/23(b)		$ 200,000	$ 209,300
4.82%, 3/14/49(b)		1,170,000	1,504,152
			2,975,274
Russia – 0.3%
Lukoil Capital DAC,
2.80%, 4/26/27(b)		370,000	369,717
3.60%, 10/26/31(b)		470,000	469,029
Russian Federal Bond - OFZ,
7.65%, 4/10/30	RUB	12,259,000	168,902
5.90%, 3/12/31	RUB	34,195,000	415,756

Russian Foreign Bond - Eurobond, 5.62%, 4/04/42(b)		1,000,000	1,297,500
			2,720,904
Saudi Arabia – 0.0%(i)
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		200,000	208,308
South Africa – 0.1%
Anglo American Capital PLC,
4.00%, 9/11/27(b)		400,000	433,511
5.62%, 4/01/30(b)		200,000	239,232

Liquid Telecommunications Financing PLC, 5.50%, 9/04/26(b)		200,000	207,500
Sasol Financing USA LLC, 5.50%, 3/18/31		200,000	205,460
			1,085,703
Spain – 0.2%
Banco Santander S.A.,
(1Y US Treasury CMT + 0.45%), 0.70%, 6/30/24(j)		200,000	199,388
2.75%, 5/28/25		800,000	831,400
1.85%, 3/25/26		200,000	200,257
3.31%, 6/27/29		200,000	214,227

Telefonica Emisiones S.A., 4.10%, 3/08/27		150,000	166,171
			1,611,443
Sweden – 0.0%(i)
Swedbank AB, 1.30%, 6/02/23(b)		200,000	201,988
Switzerland – 0.5%
Credit Suisse A.G.,
1.00%, 5/05/23		670,000	673,378
2.95%, 4/09/25		250,000	263,232
	Par (a)	Value
Switzerland (Continued)
Credit Suisse A.G.,
1.25%, 8/07/26	$ 639,000	$ 625,476
Credit Suisse Group A.G.,
(SOFR + 1.56%), 2.59%, 9/11/25(b)(j)	250,000	257,077
(SOFR + 3.73%), 4.20%, 4/01/31(b)(j)	250,000	276,583
(SOFR + 1.73%), 3.09%, 5/14/32(b)(j)	250,000	254,540
UBS Group A.G.,
(3M USD LIBOR + 0.95%), 2.86%, 8/15/23(b)(j)	200,000	203,467
(5Y USD Swap Rate + 4.34%), 7.00%, 1/31/24(b)(j)(k)	400,000	432,500
(1Y US Treasury CMT + 0.85%), 1.49%, 8/10/27(b)(j)	349,000	341,904
4.25%, 3/23/28(b)	770,000	857,206
		4,185,363
Taiwan – 0.1%
TSMC Arizona Corp., 2.50%, 10/25/31	1,020,000	1,032,713
United Arab Emirates – 0.3%
Abu Dhabi Government International Bond, 3.13%, 9/30/49(b)	1,110,000	1,117,903
Abu Dhabi National Energy Co. PJSC,
2.00%, 4/29/28(b)	560,000	557,200
3.40%, 4/29/51(b)	370,000	381,792

DP World Ltd., 5.62%, 9/25/48(b)	700,000	852,197
		2,909,092
United Kingdom – 1.0%
AstraZeneca PLC, 1.38%, 8/06/30	282,000	266,686
BAE Systems Holdings, Inc., 3.85%, 12/15/25(b)	253,000	273,862
BAE Systems PLC, 3.40%, 4/15/30(b)	268,000	286,569
Barclays PLC,
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(j)	800,000	924,209
(3M USD LIBOR + 3.05%), 5.09%, 6/20/30(j)	200,000	229,400
BAT Capital Corp.,
3.56%, 8/15/27	300,000	317,733
2.26%, 3/25/28	100,000	98,175
4.91%, 4/02/30	76,000	86,115
2.73%, 3/25/31	243,000	237,242

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
United Kingdom (Continued)
BAT Capital Corp.,
4.54%, 8/15/47		$210,000	$ 220,060
3.98%, 9/25/50		66,000	64,449
HSBC Holdings PLC,
(SOFR + 1.93%), 2.10%, 6/04/26(j)		200,000	202,484
(3M USD LIBOR + 1.53%), 4.58%, 6/19/29(j)		287,000	324,312
(3M USD LIBOR + 1.61%), 3.97%, 5/22/30(j)		550,000	601,540
(5Y US Treasury CMT + 3.25%), 4.70%, 3/09/31(j)(k)		200,000	199,020
(SOFR + 1.19%), 2.80%, 5/24/32(j)		200,000	201,331
Lloyds Banking Group PLC,
(3M USD LIBOR + 0.81%), 2.91%, 11/07/23(j)		270,000	276,025
3.75%, 1/11/27		200,000	217,166
4.37%, 3/22/28		290,000	327,064
Natwest Group PLC,
(3M USD LIBOR + 1.76%), 4.27%, 3/22/25(j)		400,000	428,356
(3M USD LIBOR + 1.91%), 5.08%, 1/27/30(j)		200,000	234,087
RELX Capital, Inc.,
3.50%, 3/16/23		56,000	58,017
4.00%, 3/18/29		272,000	304,107
3.00%, 5/22/30		209,000	220,625

Reynolds American, Inc., 5.85%, 8/15/45		108,000	132,178
Santander UK Group Holdings PLC,
(SOFR + 0.79%), 1.09%, 3/15/25(j)		200,000	199,040
(1Y US Treasury CMT + 1.25%), 1.53%, 8/21/26(j)		305,000	301,518

United Kingdom Gilt, 0.63%, 10/22/50	GBP	520,000	624,229
Vodafone Group PLC,
4.37%, 5/30/28		130,000	148,206
5.25%, 5/30/48		31,000	40,851
4.87%, 6/19/49		194,000	242,002
			8,286,658
	Par (a)	Value
Uruguay – 0.2%
Uruguay Government International Bond,
4.38%, 1/23/31	$600,000	$ 692,958
5.10%, 6/18/50	617,641	803,817
		1,496,775
Total Foreign Issuer Bonds (Cost $91,351,550)		92,885,308

	Par	Value
Mortgage-Backed Securities – 26.8%
Federal Home Loan Mortgage Corporation – 2.6%
Freddie Mac Strips, Series 334, Class S7, (6.10% - 1M USD LIBOR, 6.10% Cap), 6.01%, 8/15/44(d)	29,774	5,394
Multiclass Certificates, Series 2020-RR07, Class BX, 2.61%, 10/27/28	4,160,000	626,781
Multifamily Structured Pass Through Certificates,
Series K736, Class X1, 1.31%, 7/25/26(c)	1,038,056	52,701
Series K095, Class XAM, 1.24%, 6/25/29(c)	500,000	43,912
Series K-1517, Class X1, 1.33%, 7/25/35(c)	239,746	34,582
Pool,
#ZS8673, 3.00%, 10/01/32	32,197	33,915
#ZT1970, 3.50%, 4/01/33	54,497	58,465
#ZS9068, 3.50%, 1/01/34	67,748	73,322
#SC0063, 3.50%, 5/01/35	262,346	282,028
#ZA2471, 3.00%, 9/01/37	8,975	9,513
#ZS9316, 3.50%, 1/01/38	133,401	144,293
#SC0111, 3.00%, 6/01/38	173,262	182,462
#QK0914, 2.00%, 7/01/41	296,904	303,322
#RB5125, 2.00%, 9/01/41	792,993	808,169
#SD0478, 4.00%, 1/01/45	1,008,622	1,112,666
#ZM1677, 3.00%, 9/01/46	802,156	854,272
#ZS9826, 3.00%, 10/01/46	42,413	44,984
#SD0496, 3.00%, 2/01/47	1,013,824	1,085,967
#ZS4747, 3.50%, 12/01/47	422,993	449,477
#ZM5146, 4.00%, 12/01/47	149,062	160,564
#ZS4751, 3.50%, 1/01/48	102,986	109,417

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#ZT1353, 3.50%, 2/01/48	$ 100,829	$ 107,083
#ZA5318, 3.50%, 3/01/48	32,129	34,120
#ZA5297, 4.00%, 3/01/48	132,298	144,693
#ZN2185, 4.50%, 12/01/48	13,174	14,238
#ZN2699, 4.50%, 1/01/49	476,320	515,211
#ZT1857, 4.50%, 3/01/49	1,156,047	1,290,689
#QA0639, 4.00%, 6/01/49	285,209	309,943
#RA1084, 4.50%, 7/01/49	77,331	84,888
#RA1293, 3.00%, 9/01/49	185,659	197,049
#RA1877, 5.00%, 11/01/49	97,014	108,219
#QA7256, 3.00%, 2/01/50	357,130	373,418
#RA2114, 3.50%, 2/01/50	170,174	181,451
#RA2362, 3.50%, 3/01/50	95,528	101,292
#RA2313, 3.50%, 3/01/50	273,421	290,622
#RA2358, 4.00%, 3/01/50	41,231	44,417
#SD8059, 4.50%, 4/01/50	140,848	152,206
#SD8065, 4.50%, 5/01/50	89,397	96,699
#SD0520, 4.00%, 6/01/50	291,620	317,623
#RA3175, 3.00%, 7/01/50	302,785	319,398
#RA3282, 3.00%, 8/01/50	441,078	467,867
#RA3313, 3.00%, 8/01/50	105,607	111,485
#SD0519, 3.00%, 8/01/50	552,238	588,061
#RA3474, 3.00%, 9/01/50	1,226,792	1,292,170
#RA3882, 2.00%, 11/01/50	185,084	185,758
#QB5092, 2.50%, 11/01/50	92,559	96,049
#QB5093, 2.50%, 11/01/50	90,565	93,823
#RA4175, 2.50%, 12/01/50	274,334	283,744
#RA4414, 2.50%, 1/01/51	182,213	188,121
#QB9090, 2.00%, 2/01/51	98,420	99,002
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#QB9087, 2.00%, 2/01/51	$ 474,553	$ 476,678
#RA4703, 2.00%, 2/01/51	281,171	282,219
#QB8602, 2.00%, 2/01/51	94,387	94,963
#QB8604, 2.00%, 2/01/51	91,966	92,371
#QB8934, 2.50%, 2/01/51	91,103	94,229
#SD0633, 3.50%, 2/01/51	174,230	186,989
#SD0552, 2.00%, 3/01/51	286,288	286,538
#QB8975, 2.00%, 3/01/51	98,267	98,566
#QB9391, 2.00%, 3/01/51	1,407,585	1,413,888
#QB9482, 2.00%, 3/01/51	95,218	95,586
#QB9961, 2.00%, 3/01/51	96,381	96,674
#QC0041, 2.00%, 3/01/51	96,117	96,680
#QC0160, 2.00%, 3/01/51	94,809	95,594
#QC0161, 2.00%, 3/01/51	93,139	93,769
#QB9290, 2.00%, 3/01/51	194,508	195,517
#QC0165, 2.50%, 3/01/51	94,376	98,155
#QC0297, 2.00%, 4/01/51	98,626	98,945
#SD0573, 2.00%, 4/01/51	98,031	99,089
#QC1164, 2.00%, 4/01/51	98,386	98,741
#RA5117, 2.00%, 5/01/51	542,069	544,532
#RA5155, 2.00%, 5/01/51	487,990	490,874
#RA5373, 2.00%, 6/01/51	295,538	297,262
#SD0653, 2.50%, 7/01/51	98,453	101,719
#QC4446, 2.50%, 7/01/51	99,412	102,951
#QC3690, 2.50%, 7/01/51	98,967	102,207
#RA5576, 2.50%, 7/01/51	689,279	713,811
#QC4689, 2.50%, 8/01/51	95,468	99,100

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#QC4690, 2.50%, 8/01/51	$ 99,426	$103,161
#QC4818, 2.50%, 8/01/51	99,517	102,751
#QC4824, 2.50%, 8/01/51	99,084	102,421
#QC6768, 3.00%, 9/01/51	198,074	207,748
#QD0350, 11/01/51(g)	99,997	100,148
#QD0652, 11/01/51(g)	100,000	100,231
Real Estate Mortgage Investment Conduits,
Series 2019-RR01, Class X, 1.53%, 6/25/28	2,500,000	220,817
Series 5100, Class MI, 3.50%, 9/25/48	194,265	29,878
Series 5148, Class BI, 2.50%, 1/25/49	893,151	120,581
Series 5140, Class NI, 2.50%, 5/25/49	396,924	54,484
Series 5148, Class CI, 2.00%, 6/25/49	498,847	58,554
Series 4940, Class PI, 4.00%, 7/25/49	48,734	5,007
Series 4999, Class QI, 4.00%, 5/25/50	61,776	9,313
Series 4995, Class BI, 4.50%, 6/25/50	52,993	8,798
Series 5010, Class IK, 2.50%, 9/25/50	80,577	10,598
Series 5010, Class JI, 2.50%, 9/25/50	364,201	52,912
Series 5013, Class IN, 2.50%, 9/25/50	94,202	13,351
Series 5129, Class IO, 3.00%, 9/25/50	127,963	13,188
Series 5014, Class DI, 4.00%, 9/25/50	61,352	9,011
Series 5029, Class GI, 2.00%, 10/25/50	91,390	9,553
Series 5018, Class MI, 2.00%, 10/25/50	282,328	36,059
Series 5018, Class CI, 4.50%, 10/25/50	59,353	9,419
Series 5040, Class IB, 2.50%, 11/25/50	89,185	11,231
Series 5057, Class TI, 3.00%, 11/25/50	95,797	14,653
Series 5059, Class IB, 2.50%, 1/25/51	382,426	59,988
Series 5069, Class MI, 2.50%, 2/25/51	92,496	12,505
Series 5082, Class IW, 3.00%, 3/25/51	115,651	14,265
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5097, Class ID, 2.50%, 4/25/51	$ 187,925	$ 24,285
Series 5139, Class IG, 3.00%, 9/25/51	357,351	39,501
Series 5142, Class IP, 3.00%, 9/25/51	97,845	10,158
Series 5142, Class PI, 3.00%, 9/25/51	98,208	10,463
Series 5145, Class HI, 3.00%, 9/25/51	97,325	10,888
Series 5155, Class JI, 3.00%, 10/25/51	98,691	10,456
Series 5155, Class KI, 3.00%, 10/25/51	99,175	11,087
Series 5155, Class NI, 3.00%, 10/25/51	197,258	20,531
Series 5167, Class MI, 3.00%, 11/25/51	100,000	11,000
		22,752,186
Federal Home Loan Mortgage Corporation Gold – 0.8%
Pool,
#J37706, 3.00%, 10/01/32	238,565	251,510
#J37835, 3.00%, 11/01/32	320,526	337,941
#J38060, 3.00%, 12/01/32	301,041	317,201
#Q41209, 3.50%, 6/01/46	33,958	36,579
#G61677, 4.50%, 4/01/47	77,570	85,328
#G60972, 4.50%, 5/01/47	27,727	30,788
#Q48752, 3.50%, 6/01/47	30,799	32,910
#G61047, 4.50%, 7/01/47	116,794	129,311
#G61079, 4.50%, 7/01/47	33,604	37,155
#G08779, 3.50%, 9/01/47	276,501	293,772
#Q51461, 3.50%, 10/01/47	281,605	299,389
#V84260, 3.50%, 6/01/48	130,855	139,678
#G67713, 4.00%, 6/01/48	945,858	1,033,250
#Q59918, 4.50%, 7/01/48	233,499	259,429
#Q57853, 4.50%, 8/01/48	79,962	88,744
#G67715, 4.50%, 8/01/48	163,054	182,050
#G61739, 3.00%, 9/01/48	261,743	277,843
#G61886, 5.00%, 11/01/48	47,675	52,736
#G61989, 3.50%, 4/01/49	3,152,190	3,435,167
#G67721, 4.50%, 4/01/49	111,466	122,339
		7,443,120

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation Non Gold – 0.2%
Pool,
#841077, (1Y USD LIBOR + 1.62%, 1.62% Floor, 7.88% Cap), 2.88%, 11/01/47(d)	$272,321	$ 281,444
#841076, (1Y USD LIBOR + 1.63%, 1.63% Floor, 8.02% Cap), 3.02%, 11/01/48(d)	954,100	986,778
#841081, (1Y USD LIBOR + 1.62%, 1.62% Floor, 8.09% Cap), 3.09%, 2/01/50(d)	487,242	505,113
		1,773,335
Federal National Mortgage Association – 6.4%
Alternative Credit Enhancement Securities,
Series 2019-M6, Class A2, 3.45%, 1/01/29	110,000	123,076
Series 2019-M23, Class 3A3, 2.72%, 10/25/31	99,907	107,317
Series 2020-M36, Class X1, 1.47%, 9/25/34(c)	595,170	60,030
Series 2013-M6, Class 1AC, 3.30%, 2/25/43(c)	55,373	61,162

Interest Strip, Series 409, Class C18, 4.00%, 4/25/42	10,995	1,514
Pool,
#AS0496, 3.00%, 9/01/28	17,679	18,691
#BL2454, 3.16%, 5/01/29	58,118	63,551
#AW1281, 3.00%, 7/01/29	7,427	7,853
#AW4229, 3.00%, 7/01/29	38,790	41,137
#BL3540, 2.79%, 8/01/29	300,000	322,816
#AX6435, 3.00%, 1/01/30	26,313	27,826
#BL5850, 2.26%, 4/01/30	194,027	202,318
#890696, 3.00%, 9/01/30	112,390	118,806
#BM5304, 3.00%, 9/01/32	36,987	39,351
#BH9243, 3.00%, 1/01/33	196,526	206,939
#BM4614, 3.00%, 3/01/33	43,169	45,846
#FM1680, 2.50%, 12/01/33	130,095	135,737
#CA3022, 3.50%, 1/01/34	111,596	120,773
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#BM6019, 3.50%, 5/01/34	$221,291	$238,634
#CA6849, 3.00%, 8/01/35	114,673	122,355
#CA6876, 3.00%, 8/01/35	115,418	122,982
#CA7253, 2.50%, 10/01/35	219,029	231,870
#CA7255, 2.50%, 10/01/35	215,648	227,349
#CA7938, 2.50%, 11/01/35	377,893	396,828
#CA8377, 1.50%, 12/01/35	92,480	93,383
#CA8387, 2.50%, 12/01/35	498,452	521,653
#CA8388, 2.50%, 12/01/35	554,201	579,157
#CA8389, 3.00%, 12/01/35	134,372	143,983
#CA8391, 3.00%, 12/01/35	69,677	74,053
#MA2523, 3.00%, 2/01/36	304,484	321,807
#MA2579, 3.00%, 4/01/36	286,150	302,436
#MA2672, 3.00%, 7/01/36	306,228	323,226
#MA2707, 3.00%, 8/01/36	461,437	488,239
#MA2749, 2.50%, 9/01/36	134,638	138,751
#MA2773, 3.00%, 10/01/36	630,839	668,266
#MA2832, 3.00%, 12/01/36	297,574	314,948
#890827, 3.50%, 12/01/37	714,351	773,611
#FM3123, 2.50%, 3/01/38	193,319	199,207
#FM7607, 4/01/38(g)	86,265	91,394
#FM5783, 3.00%, 6/01/38	139,994	147,808
#BK2107, 3.00%, 2/01/40	213,042	223,504
#FM6134, 3.00%, 3/01/40	140,730	148,502
#CA9358, 2.50%, 3/01/41	191,358	200,969
#CB0100, 2.50%, 4/01/41	191,970	201,968
#CB0101, 2.50%, 4/01/41	193,543	203,264
#CB0114, 2.50%, 4/01/41	190,938	198,997
#CB0470, 2.50%, 5/01/41	387,213	401,646
#BM1948, 6.00%, 7/01/41	41,532	49,069

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FM9185, 10/01/41(g)	$199,291	$203,106
#BM4751, 3.50%, 3/01/43	93,930	101,491
#AU6873, 4.50%, 11/01/43	105,254	118,963
#AL5597, 4.50%, 6/01/44	153,729	171,173
#AS2947, 4.00%, 7/01/44	425,894	469,050
#AW9453, 8/01/44(g)	36,569	39,206
#AS3253, 4.00%, 9/01/44	55,984	61,534
#FM2256, 4.50%, 10/01/44	180,236	200,761
#AY6181, 3.50%, 4/01/45	43,255	46,669
#AS5480, 4.50%, 7/01/45	46,887	52,444
#AL9475, 4.50%, 11/01/45	59,927	66,526
#FM5434, 4.50%, 5/01/46	71,522	78,705
#AS7313, 3.50%, 6/01/46	326,674	351,488
#AS7488, 3.00%, 7/01/46	824,487	886,305
#BM1922, 4.50%, 7/01/46	138,509	156,547
#BC1509, 3.00%, 8/01/46	85,647	90,588
#AS7844, 3.00%, 9/01/46	116,128	122,804
#BC2817, 3.00%, 9/01/46	164,539	173,741
#AL9397, 3.00%, 10/01/46	128,440	135,654
#AL9546, 3.50%, 11/01/46	87,991	94,308
#AS8380, 4.00%, 11/01/46	49,105	52,878
#BC9096, 3.50%, 12/01/46	32,045	34,149
#BM4897, 3.50%, 12/01/46	95,866	103,849
#BC9077, 3.50%, 12/01/46	86,287	92,634
#BM4226, 3.00%, 1/01/47	726,059	777,702
#BM5520, 3.50%, 2/01/47	396,556	423,111
#FM7141, 4.00%, 2/01/47	75,577	81,997
#BM4696, 3.00%, 3/01/47	815,931	867,741
#FM1349, 3.50%, 3/01/47	318,636	343,610
#AS8951, 3.50%, 3/01/47	172,518	183,483
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#AS9453, 4.00%, 4/01/47	$488,078	$528,142
#BM2000, 3.50%, 5/01/47	101,783	108,340
#FM3347, 3.50%, 5/01/47	187,538	200,339
#FM2903, 3.50%, 6/01/47	95,799	101,941
#MA3027, 4.00%, 6/01/47	163,953	176,467
#BE3702, 4.00%, 6/01/47	796,517	857,415
#AS9760, 4.50%, 6/01/47	333,820	364,097
#MA3058, 4.00%, 7/01/47	194,467	209,656
#MA3088, 4.00%, 8/01/47	189,623	204,314
#890843, 3.00%, 9/01/47	52,465	55,619
#FM8669, 3.50%, 9/01/47	192,270	205,917
#FM3454, 3.50%, 10/01/47	48,950	52,927
#MA3149, 4.00%, 10/01/47	131,517	141,651
#BH4095, 4.00%, 10/01/47	42,184	45,471
#BE2735, 4.50%, 10/01/47	12,660	14,074
#MA3182, 3.50%, 11/01/47	166,606	177,030
#BH5764, 4.50%, 11/01/47	41,862	46,282
#BM3208, 4.50%, 11/01/47	53,721	59,052
#MA3210, 3.50%, 12/01/47	560,592	595,925
#MA3211, 4.00%, 12/01/47	50,872	54,822
#BM2005, 4.00%, 12/01/47	22,724	24,475
#MA3238, 3.50%, 1/01/48	100,575	106,806
#MA3239, 4.00%, 1/01/48	154,323	166,738
#FM2201, 4.00%, 1/01/48	65,940	71,025
#CA1021, 4.50%, 1/01/48	94,669	104,651
#MA3276, 3.50%, 2/01/48	717,000	762,242
#BH9277, 3.50%, 2/01/48	75,052	79,658
#BM5526, 3.50%, 2/01/48	103,322	109,645

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#CA1218, 4.50%, 2/01/48	$ 2,986	$ 3,252
#FM1159, 4.50%, 2/01/48	59,686	64,911
#BJ0648, 3.50%, 3/01/48	53,274	56,560
#MA3305, 3.50%, 3/01/48	25,229	26,788
#BJ4916, 3.50%, 3/01/48	100,196	106,384
#BK1958, 3.50%, 3/01/48	36,396	38,583
#BM5073, 3.00%, 4/01/48	673,968	713,811
#MA3332, 3.50%, 4/01/48	269,745	286,221
#CA1565, 4.50%, 4/01/48	26,258	28,536
#MA3356, 3.50%, 5/01/48	3,476	3,683
#BJ9172, 4.50%, 5/01/48	187,948	206,877
#BM5896, 4.50%, 5/01/48	110,406	123,216
#FM5380, 4.00%, 6/01/48	318,817	343,755
#BJ9257, 4.50%, 6/01/48	38,636	42,503
#BM5521, 3.50%, 7/01/48	630,092	670,549
#CA2047, 4.50%, 7/01/48	107,328	118,369
#FM3469, 3.50%, 8/01/48	181,115	193,754
#BN0691, 4.50%, 8/01/48	46,725	51,123
#BM4351, 4.50%, 8/01/48	71,788	79,437
#CA2199, 4.50%, 8/01/48	135,461	149,678
#BK4770, 4.50%, 8/01/48	725,945	786,926
#FM7126, 4.50%, 8/01/48	73,827	80,424
#MA3448, 5.00%, 8/01/48	27,085	29,902
#FM4946, 5.00%, 9/01/48	995,176	1,119,566
#BK9818, 5.00%, 9/01/48	21,978	24,196
#BM5235, 5.00%, 9/01/48	74,776	82,562
#FM5828, 4.00%, 10/01/48	351,889	379,414
#FM7960, 10/01/48(g)	80,099	86,870
#CA2482, 4.50%, 10/01/48	143,513	157,808
#FM6117, 3.00%, 11/01/48	74,373	78,322
#FM3141, 3.50%, 11/01/48	256,635	273,658
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FM3773, 3.50%, 11/01/48	$262,516	$280,609
#FM3278, 3.50%, 11/01/48	107,772	114,288
#FM1543, 3.50%, 11/01/48	2,310	2,450
#FM3158, 4.00%, 11/01/48	51,840	56,472
#FM5054, 4.00%, 11/01/48	54,291	58,388
#BN1628, 4.50%, 11/01/48	419,198	453,977
#BN1623, 4.50%, 11/01/48	132,856	146,530
#BM5119, 4.50%, 12/01/48	122,222	133,623
#FM1518, 4.50%, 12/01/48	97,313	105,482
#BN0341, 5.00%, 12/01/48	3,872	4,280
#FM7786, 4.00%, 1/01/49	821,975	884,706
#FM5825, 4.00%, 1/01/49	814,541	873,005
#BN3960, 4.50%, 1/01/49	454,027	491,504
#CA2963, 4.50%, 1/01/49	323,163	349,604
#BM5862, 4.50%, 2/01/49	216,902	241,048
#CA3094, 4.50%, 2/01/49	444,407	496,798
#BM5629, 4.50%, 2/01/49	33,990	37,128
#BM5509, 5.00%, 2/01/49	75,003	83,800
#FM3664, 4.00%, 3/01/49	130,914	139,897
#FM3904, 4.00%, 3/01/49	105,061	112,427
#CA3516, 4.50%, 5/01/49	412,902	466,509
#FM1637, 4.50%, 5/01/49	140,620	153,997
#BM5984, 5.00%, 5/01/49	254,958	280,903
#FM5315, 3.50%, 6/01/49	132,981	141,021
#FM8275, 3.50%, 6/01/49	173,326	184,315
#FM8227, 3.50%, 6/01/49	173,313	184,132
#BN6688, 4.00%, 6/01/49	232,825	255,927

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FM7632, 4.00%, 6/01/49	$ 203,152	$ 219,306
#FM7576, 4.00%, 6/01/49	79,995	86,554
#FM5660, 4.50%, 8/01/49	128,242	139,439
#FM1468, 5.00%, 8/01/49	15,951	17,564
#BN7753, 3.00%, 9/01/49	336,293	358,806
#FM3572, 4.50%, 9/01/49	409,850	450,946
#FM1727, 5.00%, 9/01/49	291,998	326,831
#FM3083, 4.50%, 10/01/49	3,448	3,716
#BO2878, 3.00%, 11/01/49	69,320	72,485
#FM3002, 4.50%, 11/01/49	42,841	46,710
#CA4819, 4.00%, 12/01/49	107,515	116,675
#BO8932, 3.00%, 1/01/50	40,999	43,035
#CA4979, 3.00%, 1/01/50	366,530	386,821
#FM2378, 4.50%, 1/01/50	275,717	300,333
#BP2319, 3.00%, 2/01/50	132,020	139,383
#FM8576, 3.00%, 2/01/50	1,330,306	1,399,906
#BO7302, 4.50%, 2/01/50	121,055	130,921
#BO7625, 3.00%, 3/01/50	112,919	118,402
#FM2745, 4.50%, 3/01/50	41,188	44,561
#CA5379, 4.50%, 3/01/50	248,064	274,595
#FM3830, 3.00%, 4/01/50	63,999	67,217
#FM8210, 3.00%, 4/01/50	214,382	225,321
#CA5522, 4.00%, 4/01/50	366,101	399,264
#BP2389, 4.50%, 4/01/50	62,427	67,567
#CA6000, 3.00%, 6/01/50	146,527	154,197
#CA6053, 3.00%, 6/01/50	218,870	229,782
#BP9421, 3.00%, 7/01/50	79,377	83,543
#FM3978, 4.00%, 7/01/50	51,473	55,239
#BQ0254, 2.00%, 8/01/50	85,401	85,784
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#BP7009, 3.00%, 8/01/50	$ 71,459	$ 74,833
#BQ1402, 3.00%, 8/01/50	68,496	72,880
#BP8713, 3.00%, 8/01/50	88,476	93,087
#FM5292, 3.00%, 8/01/50	249,191	263,406
#FM7929, 3.50%, 8/01/50	88,642	94,348
#FM7195, 2.50%, 9/01/50	94,883	98,885
#FM4532, 3.00%, 9/01/50	204,691	214,521
#FM4737, 3.50%, 9/01/50	66,723	70,560
#CA7070, 4.00%, 9/01/50	63,532	69,922
#CA7073, 4.00%, 9/01/50	25,960	28,165
#FM4577, 2.50%, 10/01/50	90,417	93,518
#BQ1150, 2.50%, 10/01/50	176,283	182,183
#BQ5876, 2.50%, 11/01/50	93,897	97,087
#BQ5882, 2.50%, 11/01/50	179,067	184,853
#FM5309, 2.50%, 11/01/50	95,446	99,539
#FM4925, 3.00%, 11/01/50	71,074	74,843
#BQ6341, 3.00%, 11/01/50	71,427	74,912
#BR0001, 2.50%, 12/01/50	91,824	94,809
#BQ9224, 2.00%, 1/01/51	95,079	95,171
#BQ9226, 2.00%, 1/01/51	92,875	93,102
#FM5423, 2.50%, 1/01/51	184,842	191,182
#BR0757, 2.50%, 1/01/51	93,961	97,119
#FM5944, 2.50%, 1/01/51	179,246	185,635
#CA8636, 4.00%, 1/01/51	37,887	41,661
#CA8641, 4.00%, 1/01/51	57,573	64,416
#CA8635, 4.00%, 1/01/51	56,418	62,615
#BR2644, 2.00%, 2/01/51	94,345	94,897
#BR2664, 2.00%, 2/01/51	183,896	185,377
#BR4035, 2.00%, 2/01/51	97,762	97,987
#BR4056, 2.00%, 2/01/51	95,142	95,431

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FM5940, 2.00%, 2/01/51	$287,517	$288,681
#BR2641, 2.00%, 2/01/51	94,005	94,873
#BR2643, 2.00%, 2/01/51	91,100	91,737
#BR3256, 2.00%, 2/01/51	94,174	95,336
#BR3257, 2.00%, 2/01/51	93,460	94,469
#CA9121, 2.50%, 2/01/51	186,249	192,302
#FM5931, 2.50%, 2/01/51	183,962	189,926
#FM5713, 2.50%, 2/01/51	86,340	89,029
#FM5904, 2.50%, 2/01/51	86,719	89,691
#CA8962, 2.50%, 2/01/51	91,943	95,893
#BR3286, 2.00%, 3/01/51	94,564	95,438
#BR3290, 2.00%, 3/01/51	194,855	195,027
#BR4722, 2.00%, 3/01/51	94,398	95,009
#BR4753, 2.00%, 3/01/51	95,740	96,625
#BR4756, 2.00%, 3/01/51	94,425	94,978
#BR5458, 2.00%, 3/01/51	96,869	97,442
#BR5587, 2.00%, 3/01/51	96,540	96,892
#BR5577, 2.00%, 3/01/51	95,314	95,604
#BR5649, 2.00%, 3/01/51	97,004	97,299
#BR5633, 2.00%, 3/01/51	96,829	97,124
#BR5634, 2.00%, 3/01/51	94,621	94,874
#BR6462, 2.00%, 3/01/51	98,134	98,220
#FM6400, 2.00%, 3/01/51	191,779	192,556
#FM6448, 2.00%, 3/01/51	289,228	290,001
#BQ9453, 2.00%, 3/01/51	94,338	94,682
#BR4080, 2.00%, 3/01/51	95,334	95,388
#BR5589, 2.00%, 3/01/51	94,893	94,947
#FM6184, 2.00%, 3/01/51	468,185	470,245
#FM6460, 2.50%, 3/01/51	97,093	100,786
#BR7745, 2.00%, 4/01/51	95,754	96,639
#FM6555, 2.00%, 4/01/51	286,590	287,140
#BR8518, 2.00%, 4/01/51	96,380	96,727
#FM7210, 2.00%, 4/01/51	390,674	391,378
#BR6496, 2.50%, 4/01/51	95,367	99,186
#BR7222, 2.50%, 4/01/51	97,395	100,419
#FM6780, 2.50%, 4/01/51	189,469	196,677
#FM6871, 2.50%, 4/01/51	97,783	101,592
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FM7751, 2.00%, 5/01/51	$691,318	$692,565
#FM7304, 2.50%, 5/01/51	98,977	102,091
#FM7518, 2.50%, 6/01/51	583,203	603,246
#FM7675, 2.50%, 6/01/51	197,417	204,427
#FM7630, 2.50%, 6/01/51	194,298	201,352
#FM7987, 2.00%, 7/01/51	294,715	296,435
#BT0846, 2.50%, 7/01/51	99,297	102,524
#BT3244, 2.50%, 7/01/51	97,395	100,561
#FM7900, 2.50%, 7/01/51	98,114	101,291
#FM7910, 2.50%, 7/01/51	196,086	202,703
#FM8315, 2.50%, 7/01/51	99,478	103,752
#BT3270, 2.50%, 8/01/51	99,338	102,615
#BT3303, 2.50%, 8/01/51	99,491	102,842
#BT3290, 2.50%, 8/01/51	98,184	101,375
#CB1425, 4.00%, 8/01/51	78,307	87,260
#CB1426, 4.00%, 8/01/51	60,327	67,059
#CB1427, 4.00%, 8/01/51	101,096	111,612
#CB1428, 4.00%, 8/01/51	69,429	76,377
#CB1429, 4.00%, 8/01/51	113,706	124,532
#CB1430, 4.00%, 8/01/51	110,472	120,253
#CB1431, 4.00%, 8/01/51	94,991	102,997
#CB1432, 4.00%, 8/01/51	72,970	82,043
#FM8685, 3.00%, 9/01/51	195,644	206,649
#FM9299, 10/01/51(g)	99,767	100,309
#FM8864, 10/01/51(g)	297,008	307,706
#FM9335, 2.50%, 10/01/51	100,000	102,821
#FM9387, 11/01/51(g)	99,937	100,117
#BF0301, 4.50%, 8/01/58	532,929	600,343
#BF0338, 4.50%, 1/01/59	388,008	437,090
Real Estate Mortgage Investment Conduits,
Series 2013-54, Class BS, (6.15% - 1M USD LIBOR, 6.15% Cap), 6.06%, 6/25/43(d)	27,843	5,763
Series 2021-69, Class IJ, 2.50%, 1/25/49	898,416	120,035
Series 2021-61, Class KI, 2.50%, 4/25/49	589,324	79,186
Series 2020-32, Class PI, 4.00%, 5/25/50	128,377	18,924

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2020-47, Class GZ, 2.00%, 7/25/50	$ 102,700	$ 93,855
Series 2020-56, Class DI, 2.50%, 8/25/50	179,432	26,286
Series 2020-74, Class EI, 2.50%, 10/25/50	88,105	13,045
Series 2020-89, Class DI, 2.50%, 12/25/50	268,343	35,820
Series 2020-97, Class AI, 2.00%, 1/25/51	482,812	65,329
Series 2020-96, Class IB, 3.00%, 1/25/51	91,832	12,197
Series 2021-3, Class QI, 2.50%, 2/25/51	841,452	112,703
Series 2021-3, Class IB, 2.50%, 2/25/51	288,710	46,143
Series 2021-1, Class IG, 2.50%, 2/25/51	191,995	27,724
Series 2021-3, Class JI, 2.50%, 2/25/51	170,547	21,478
Series 2021-50, Class IO, 4.00%, 8/25/51	366,182	59,484
Series 2021-65, Class PI, 3.00%, 10/25/51	98,629	10,486
		56,212,082
Government National Mortgage Association – 3.3%
Pool TBA,
11/01/51 (g)	22,968,041	23,705,345
12/01/51 (g)	1,900,000	1,986,984

Series 2013-107, Class AD, 2.77%, 11/16/47(c)	109,693	112,995
Series 2014-17, Class AM, 3.30%, 6/16/48(c)	12,980	13,749
Series 2014-H20, Class FA, (1M USD LIBOR + 0.43%, 0.43% Floor), 0.51%, 10/20/64(d)	213,119	213,519
Series 2020-123, Class IL, 2.50%, 8/20/50	94,255	12,364
Series 2020-123, Class NI, 2.50%, 8/20/50	186,965	24,539
Series 2020-127, Class IN, 2.50%, 8/20/50	92,794	12,346
Series 2020-129, Class IE, 2.50%, 9/20/50	93,381	12,895
Series 2020-144, Class IO, 2.50%, 9/20/50	179,509	21,400
Series 2020-146, Class DI, 2.50%, 10/20/50	89,436	9,979
Series 2020-151, Class MI, 2.50%, 10/20/50	547,439	63,378
Series 2020-160, Class IH, 2.50%, 10/20/50	95,812	12,881
	Par	Value
Government National Mortgage Association (Continued)

Series 2020-160, Class VI, 2.50%, 10/20/50	$ 94,067	$ 12,708
Series 2020-160, Class YI, 2.50%, 10/20/50	281,899	38,231
Series 2020-181, Class WI, 2.00%, 12/20/50	468,021	48,271
Series 2020-185, Class MI, 2.50%, 12/20/50	93,785	11,528
Series 2020-190, Class IO, 1.06%, 11/16/62(c)	3,567,112	321,673
Series 2020-47, Class MI, 3.50%, 4/20/50	355,769	47,139
Series 2020-47, Class NI, 3.50%, 4/20/50	88,749	13,307
Series 2020-H04, Class FP, (1M USD LIBOR + 0.50%, 0.50% Floor), 0.58%, 6/20/69(d)	241,608	242,850
Series 2020-H09, Class FL, (1M USD LIBOR + 1.15%, 1.15% Floor), 1.23%, 5/20/70(d)	173,547	181,583
Series 2020-H13, Class FA, (1M USD LIBOR + 0.45%, 0.45% Floor, 7.50% Cap), 0.54%, 7/20/70(d)	862,137	868,135
Series 2020-H13, Class FM, (1M USD LIBOR + 0.40%, 0.40% Floor, 11.00% Cap), 0.49%, 8/20/70(d)	236,084	236,501
Series 2021-15, Class GI, 3.50%, 1/20/51	93,156	12,470
Series 2021-29, Class TI, 2.50%, 2/20/51	490,541	91,807
Series 2021-5, Class IO, 1.09%, 1/16/61(c)	3,664,031	332,890
		28,661,467
Government National Mortgage Association I – 0.0%(i)
Pool,
#AB2892, 3.00%, 9/15/42	129,289	136,389
#AB9108, 3.00%, 10/15/42	94,782	99,993
#784571, 3.50%, 6/15/48	88,010	94,369
#BS8439, 3.50%, 5/15/50	72,844	77,582
		408,333
Government National Mortgage Association II – 1.6%
Pool,
#MA2678, 3.50%, 3/20/45	14,661	15,571
#MA2754, 3.50%, 4/20/45	10,040	10,672

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#MA3173, 3.50%, 10/20/45	$ 10,376	$ 11,007
#MA3310, 3.50%, 12/20/45	52,784	56,107
#MA3376, 3.50%, 1/20/46	10,646	11,316
#784106, 3.50%, 1/20/46	38,794	41,313
#MA3521, 3.50%, 3/20/46	78,703	83,291
#MA3597, 3.50%, 4/20/46	105,474	111,320
#MA3663, 3.50%, 5/20/46	451,931	477,749
#MA3736, 3.50%, 6/20/46	621,456	657,471
#MA3803, 3.50%, 7/20/46	44,702	47,293
#MA3873, 3.00%, 8/20/46	124,206	130,115
#MA3937, 3.50%, 9/20/46	49,172	51,987
#MA4068, 3.00%, 11/20/46	27,216	28,479
#MA4261, 3.00%, 2/20/47	30,148	31,579
#MA4322, 4.00%, 3/20/47	167,850	180,042
#MA4384, 4.50%, 4/20/47	191,196	207,868
#MA4451, 3.50%, 5/20/47	47,534	50,093
#MA4452, 4.00%, 5/20/47	38,706	41,411
#MA4511, 4.00%, 6/20/47	258,972	277,325
#784577, 4.00%, 7/20/47	654,445	702,771
#MA4838, 4.00%, 11/20/47	188,712	202,396
#MA4899, 3.00%, 12/20/47	63,107	65,891
#MA4901, 4.00%, 12/20/47	80,585	86,425
#MA5019, 3.50%, 2/20/48	161,716	170,340
#MA5020, 4.00%, 2/20/48	44,509	47,733
#MA5078, 4.00%, 3/20/48	220,407	235,786
#784674, 3.50%, 4/20/48	111,086	119,909
#MA5137, 4.00%, 4/20/48	35,795	38,250
#MA5138, 4.50%, 4/20/48	52,125	55,875
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#MA5265, 4.50%, 6/20/48	$ 93,149	$100,026
#MA5331, 4.50%, 7/20/48	50,693	54,189
#MA5399, 4.50%, 8/20/48	337,872	362,012
#784985, 3.50%, 9/20/48	269,723	284,458
#MA5529, 4.50%, 10/20/48	105,394	112,508
#MA5596, 4.50%, 11/20/48	418,778	447,364
#MA5652, 4.50%, 12/20/48	30,478	32,555
#MA5711, 4.50%, 1/20/49	288,522	309,053
#MA5762, 3.50%, 2/20/49	65,635	69,075
#MA5817, 4.00%, 3/20/49	275,192	292,881
#MA5818, 4.50%, 3/20/49	53,420	57,021
#MA5877, 4.50%, 4/20/49	41,094	43,933
#BM7486, 3.50%, 7/20/49	215,952	226,432
#784825, 3.50%, 10/20/49	29,468	30,539
#BM9743, 4.00%, 11/20/49	259,470	272,587
#784905, 3.00%, 1/20/50	75,319	78,297
#BM7534, 3.50%, 2/20/50	50,259	52,874
#BS1742, 4.00%, 2/20/50	60,467	65,580
#MA6477, 4.50%, 2/20/50	62,922	67,235
#BT0812, 3.00%, 3/20/50	175,515	180,614
#MA6544, 4.50%, 3/20/50	33,749	35,940
#MA6599, 3.00%, 4/20/50	234,403	243,570
#BS8420, 4.00%, 4/20/50	125,707	136,263
#MA6658, 4.00%, 5/20/50	12,497	13,258
#MA6659, 4.50%, 5/20/50	312,227	332,502
#MA6767, 3.50%, 7/20/50	341,805	357,715
#MA6823, 4.50%, 8/20/50	14,008	14,918
#MA6933, 3.50%, 10/20/50	136,368	142,727
#MA6997, 3.50%, 11/20/50	137,394	143,777

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#785218, 2.00%, 12/20/50	$ 37,602	$ 38,100
#MA7053, 3.00%, 12/20/50	10,064	10,457
#MA7056, 4.50%, 12/20/50	470,964	504,506
#MA7137, 3.00%, 1/20/51	926,125	962,236
#785359, 2.00%, 3/20/51	190,474	193,057
#785360, 2.00%, 3/20/51	98,536	99,873
#MA7368, 3.00%, 5/20/51	1,876,918	1,950,388
#MA7473, 3.00%, 7/20/51	893,612	928,745
#MA7590, 3.00%, 9/20/51	298,355	311,155
		13,805,805
Uniform Mortgage-Backed Securities – 11.9%
Pool TBA,
11/01/36 (g)	9,786,600	10,016,442
12/01/36 (g)	2,300,000	2,310,646
11/01/51 (g)	59,206,276	61,064,294
12/01/51 (g)	31,547,000	31,633,897
		105,025,279
Total Mortgage-Backed Securities (Cost $234,982,590)		236,081,607

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	150,000	266,119
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	249,318
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	99,451
7.55%, 4/01/39	20,000	33,680

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	71,237
	Par	Value
California (Continued)

Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	$215,000	$ 302,388
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(p)	25,000	37,188
		1,059,381
Georgia – 0.0%(i)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	40,000	61,513
Illinois – 0.1%
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	380,000	443,139
New Jersey – 0.0%(i)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	66,000	108,044
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	45,000	59,076
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	46,197
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	25,000	38,139
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	40,391
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	35,000	49,198

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
New York (Continued)
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	$ 55,000	$ 78,578
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	82,167
		393,746
Ohio – 0.0%(i)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	140,739
Texas – 0.0%(i)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	108,618
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	115,000	164,521
		273,139
Washington – 0.0%(i)
Seattle Municipal Light & Power Improvement Revenue Bonds, 5.00%, 4/01/44	275,000	340,276
Total Municipal Bonds (Cost $2,614,449)		2,819,977

	Par	Value
Term Loans – 0.1%
Building Materials – 0.0%(i)
CP Iris Holdco I, Inc., Delayed Draw Term Loan, 10/02/28(q)	3,480	3,468
CP Iris Holdco I, Inc., Initial Term Loan, 10/02/28(q)	17,399	17,342
Zurn LLC, Term B Loan, (Floating, LIBOR USD 1M + 2.25%, 0.50% Floor), 2.75%, 10/04/28(d)	6,000	5,997
		26,807
Chemicals – 0.0%(i)
LSF11 A5 Holdco LLC, Term Loan, 10/15/28(q)	100,000	99,873
	Par	Value
Commercial Services – 0.0%(i)
AEA International Holdings S.a.r.l., Initial Term Loan, (Floating, LIBOR USD 3M + 3.75%, 0.50% Floor), 4.25%, 9/07/28(d)	$ 74,900	$ 74,994
Distribution/Wholesale – 0.0%(i)
KAR Auction Services, Inc., Tranche B-6 Term Loan, (ICE LIBOR USD 1M + 2.25%), 2.38%, 9/19/26(b)(d)	14,528	14,092
Entertainment – 0.1%
Bally's Corp., Term B Facility Loan, 10/02/28(q)	163,000	162,796
Herschend Entertainment Company LLC, Initial Term Loan, (Floating, LIBOR USD 3M + 3.75%, 0.50% Floor), 4.25%, 8/27/28(d)	38,000	38,095
Seaworld Parks & Entertainment, Inc., Term B Loan, (Floating, LIBOR USD 1M + 3.00%, 0.50% Floor), 3.50%, 8/25/28(d)	237,000	236,112
		437,003
Healthcare - Products – 0.0%(i)
Medline Borrower L.P., Initial Dollar Term Loan, 10/23/28(q)	192,000	192,190
Holding Companies - Diversified – 0.0%(i)
SWF Holdings I Corp., Initial Term Loan, (Floating, LIBOR USD 1M + 4.00%, 0.75% Floor), 4.75%, 10/06/28(d)	39,000	38,659
Lodging – 0.0%(i)
Jack Ohio Finance LLC, Initial Term Loan, (Floating, LIBOR USD 1M + 4.75%, 0.75% Floor), 5.50%, 10/04/28(d)	26,000	26,000
Media – 0.0%(i)
Gray Television, Inc., Term Loan, 10/26/28(q)	111,000	110,861
Packing & Containers – 0.0%(i)
Valcour Packaging LLC, Initial Term Loan, 10/04/28(q)	15,000	15,000

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Retail – 0.0%(i)
Foundation Building Materials, Inc., Initial Term Loan, 1/31/28(q)	$115,710	$ 114,722
Tory Burch LLC, Initial Term B Loan, (Floating, LIBOR USD 1M + 3.50%, 0.50% Floor), 4.00%, 4/16/28(d)	69,913	69,912
		184,634
Software – 0.0%(i)
ConnectWise LLC, Initial Term Loan, 9/29/28(q)	79,000	78,887
Total Term Loans (Cost $1,293,761)		1,299,000

	Par	Value
U.S. Government Obligations – 24.1%
U.S. Treasury Bonds – 7.2%
4.25%, 5/15/39	51,000	69,649
4.50%, 8/15/39	51,000	71,713
4.37%, 11/15/39	51,000	70,713
4.62%, 2/15/40	970,000	1,387,214
1.13%, 5/15/40	1,108,000	958,809
3.87%, 8/15/40	370,000	485,553
1.13%, 8/15/40	1,108,000	957,208
4.25%, 11/15/40	370,000	508,273
1.38%, 11/15/40	1,408,000	1,270,610
1.88%, 2/15/41	3,750,000	3,684,961
2.25%, 5/15/41	1,130,000	1,179,437
3.12%, 2/15/43	198,000	237,198
2.87%, 5/15/43	198,000	228,682
3.62%, 8/15/43	198,000	255,621
3.75%, 11/15/43	198,000	260,587
2.50%, 2/15/45(r)	3,341,000	3,658,656
2.87%, 11/15/46	193,000	228,441
2.75%, 11/15/47(r)	3,341,000	3,886,001
3.00%, 2/15/48(r)	3,534,000	4,302,369
2.87%, 5/15/49	350,000	420,041
2.25%, 8/15/49(r)	808,000	861,183
2.00%, 2/15/50	5,550,000	5,613,305
1.25%, 5/15/50(r)	9,410,000	7,955,126
1.38%, 8/15/50	7,010,000	6,112,665
1.63%, 11/15/50(r)	10,600,000	9,831,500
1.88%, 2/15/51(r)	3,330,000	3,275,887
2.38%, 5/15/51(r)	4,360,000	4,791,912
2.00%, 8/15/51(r)	1,065,000	1,080,143
		63,643,457
U.S. Treasury Notes – 16.9%
2.12%, 12/31/22	392,000	400,590
0.50%, 3/15/23	4,711,000	4,722,962
	Par	Value
U.S. Treasury Notes (Continued)
0.13%, 3/31/23	$ 1,071,000	$ 1,067,946
0.25%, 4/15/23	4,711,000	4,705,111
0.13%, 4/30/23	1,071,000	1,067,151
2.75%, 5/31/23	392,000	406,654
0.13%, 5/31/23	1,269,000	1,264,043
0.25%, 11/15/23	30,000	29,836
2.12%, 7/31/24	392,000	407,144
1.75%, 7/31/24	662,000	680,877
1.50%, 9/30/24	384,000	392,295
1.50%, 10/31/24	5,809,000	5,934,937
2.25%, 11/15/24(r)	1,540,000	1,608,097
1.75%, 12/31/24(r)	6,696,000	6,892,695
2.00%, 2/15/25	487,000	505,263
0.50%, 3/31/25	1,540,000	1,519,848
0.38%, 4/30/25	7,349,000	7,210,058
2.12%, 5/15/25	420,000	437,407
0.25%, 5/31/25	11,430,000	11,149,161
0.25%, 10/31/25	80,000	77,503
0.38%, 11/30/25	1,286,000	1,250,334
0.38%, 12/31/25	1,286,000	1,248,927
0.38%, 1/31/26	270,000	261,847
0.75%, 4/30/26	4,000,000	3,932,344
0.75%, 5/31/26	8,586,000	8,434,739
1.50%, 8/15/26	558,000	566,457
1.62%, 11/30/26	1,555,000	1,587,436
0.63%, 3/31/27	621,000	600,381
0.50%, 4/30/27	621,000	595,020
2.37%, 5/15/27	614,000	649,881
0.50%, 5/31/27	484,000	463,165
2.25%, 8/15/27(r)	2,561,000	2,693,652
0.63%, 11/30/27	2,140,000	2,047,713
0.75%, 1/31/28	5,390,000	5,182,611
1.25%, 3/31/28	7,558,000	7,483,896
1.25%, 4/30/28	4,223,000	4,179,120
1.25%, 5/31/28	34,380,000	33,995,911
1.25%, 6/30/28	3,090,000	3,051,979
1.00%, 7/31/28	2,930,000	2,845,076
2.87%, 8/15/28(r)	122,000	133,423
1.13%, 8/31/28	3,660,000	3,580,509
1.25%, 9/30/28	3,372,000	3,325,108
1.37%, 10/31/28	350,000	347,977
3.12%, 11/15/28	329,000	365,871
2.62%, 2/15/29	548,000	591,904
2.37%, 5/15/29	548,000	583,042
1.62%, 8/15/29	890,000	900,221
1.75%, 11/15/29	453,000	462,803
1.50%, 2/15/30	869,000	869,883
1.13%, 2/15/31	207,000	199,658
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
U.S. Treasury Notes (Continued)
1.62%, 5/15/31	$3,049,000	$ 3,070,438
1.25%, 8/15/31	2,525,000	2,453,590
		148,434,494
Total U.S. Government Obligations (Cost $216,659,272)		212,077,951

	Number of Shares	Value
Investment Companies – 14.4%
BlackRock Allocation Target Shares - BATS, Series A	7,382,846	74,123,773
Schwab Intermediate-Term U.S. Treasury ETF	323,328	18,177,500
Schwab U.S. TIPS ETF	262,056	16,504,287
Vanguard Long-Term Treasury ETF	200,201	17,863,935
Total Investment Companies (Cost $126,418,862)		126,669,495

	Par (a)/Number of Shares	Value
Short-Term Investments – 7.7%
Borrowed Bond Agreements – 0.7%
BNP Paribas SA, (0.02)%, Open (Purchased on 10/29/21 to be repurchased at $1,488,784, collateralized by U.S. Treasury Notes, 0.63%, due 5/15/30, par and fair value of $1,603,000 and $1,488,786, respectively)(s)	1,488,786	1,488,786
BofA Securities, Inc., (0.06)%, Open (Purchased on 10/29/21 to be repurchased at $281,981, collateralized by U.S. Treasury Notes, 0.88%, due 11/15/30, par and fair value of $298,000 and $281,983, respectively)(s)	281,983	281,983
	Par (a)/Number of Shares	Value
Borrowed Bond Agreements (Continued)
BNP Paribas SA, (0.01)%, Open (Purchased on 10/29/21 to be repurchased at $1,875,441, collateralized by U.S. Treasury Bonds, 1.88%, due 2/15/51, par and fair value of $1,926,000 and $1,875,443, respectively)(s)	$1,875,442	$1,875,442
BofA Securities, Inc., 0.00%, Open (Purchased on 10/29/21 to be repurchased at $1,212,833, collateralized by U.S. Treasury Bonds, 1.25%, due 5/15/50, par and fair value of $1,446,000 and $1,212,833, respectively)(s)	1,212,833	1,212,833
BofA Securities, Inc., 0.00%, Open (Purchased on 10/29/21 to be repurchased at $360,750, collateralized by U.S. Treasury Notes, 0.63%, due 8/15/30, par and fair value of $390,000 and $360,750, respectively)(s)	360,750	360,750
BofA Securities, Inc., 0.00%, Open (Purchased on 10/29/21 to be repurchased at $53,655, collateralized by U.S. Treasury Bonds, 2.38%, due 5/15/51, par and fair value of $49,000 and $53,655, respectively)(s)	53,655	53,655
BofA Securities, Inc., 0.00%, Open (Purchased on 10/29/21 to be repurchased at $634,741, collateralized by U.S. Treasury Bonds, 1.63%, due 11/15/50, par and fair value of $689,000 and $634,741, respectively)(s)	634,741	634,741
		5,908,190
Corporate Bonds – 0.3%
AbbVie, Inc., 3.45%, 3/15/22	100,000	100,616

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)/Number of Shares	Value
Corporate Bonds (Continued)
Bank of New York Mellon (The) Corp., (3M USD LIBOR + 3.42%), 3.54%, 12/20/21(d)(k)	$105,000	$ 105,262
Bristol-Myers Squibb Co., 2.60%, 5/16/22	110,000	111,386
Cintas Corp. No. 2, 2.90%, 4/01/22	20,000	20,170
General Motors Financial Co., Inc.,
3.45%, 1/14/22	176,000	176,627
3.55%, 7/08/22	329,000	335,738

Hyundai Capital America, 3.95%, 2/01/22(b)	247,000	249,030
International Lease Finance Corp., 5.87%, 8/15/22	230,000	239,520
Pacific Gas and Electric Co., 1.75%, 6/16/22	160,000	159,616
Philip Morris International, Inc., 2.50%, 8/22/22	330,000	335,628
Southern California Edison Co., 1.85%, 2/01/22	8,214	8,229
State Street Corp., (3M USD LIBOR + 3.60%), 3.71%, 12/15/21(d)(k)	26,000	26,050
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.62%, 9/03/22	4,002	4,097
UnitedHealth Group, Inc., 2.38%, 10/15/22	20,000	20,384
Virginia Electric and Power Co., 3.45%, 9/01/22	62,000	63,077
Williams (The) Cos., Inc., 3.60%, 3/15/22	150,000	150,926
		2,106,356
Foreign Issuer Bonds – 0.3%
Abu Dhabi Government International Bond, 2.50%, 10/11/22(b)	610,000	621,829
America Movil S.A.B. de C.V., 3.12%, 7/16/22	200,000	203,356
Banco Votorantim S.A., 4.00%, 9/24/22(b)	200,000	203,902
Barclays Bank PLC, 1.70%, 5/12/22	200,000	201,239
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	435,000	447,374
	Par (a)/Number of Shares	Value
Foreign Issuer Bonds (Continued)
Enbridge, Inc., 2.90%, 7/15/22	$ 36,000	$ 36,533
Intesa Sanpaolo S.p.A., 3.13%, 7/14/22(b)	840,000	854,874
UBS A.G., 1.75%, 4/21/22(b)	200,000	201,022
		2,770,129
Money Market Fund – 5.7%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(t)	50,229,003	50,229,003
U.S. Government Obligations – 0.7%
U.S. Treasury Notes,
1.75%, 4/30/22	727,000	732,964
1.50%, 1/31/22	764,000	766,699
1.75%, 7/15/22	4,711,000	4,765,287
1.50%, 9/15/22	75,000	75,885
1.38%, 10/15/22	84,000	84,984
		6,425,819
Total Short-Term Investments (Cost $67,376,722)		67,439,497

Number of Contracts		Notional Amount	Value
Purchased Options – 0.0%(i)
Call Options - Exchange Traded – 0.0%(i)
10-Year U.S. Treasury Note Future, Strike Price $130.50, Expires 11/26/21	19	2,483,359	15,141
10-Year U.S. Treasury Note Future, Strike Price $130.75, Expires 11/05/21	1	130,703	422
Euro-Bund Future, Strike Price $1.00, Expires 11/26/21	27	4,539,240 (u)	3,433
U.S. Treasury Long Bond Future, Strike Price $158.00, Expires 11/26/21	4	643,375	14,000
U.S. Treasury Long Bond Future, Strike Price $158.50, Expires 11/05/21	2	392,813	5,281
U.S. Treasury Long Bond Future, Strike Price $158.50, Expires 11/26/21	4	643,375	12,500
U.S. Treasury Long Bond Future, Strike Price $159.00, Expires 11/26/21	16	2,573,501	44,250
			95,027

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter – 0.0%(i)
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 6.70, Expires 3/10/22, Counterparty: HSBC Bank	1	$ 91,000	$ 9,948
Mexican Peso vs. U.S. Dollar, Strike Price MXN 20.70, Expires 11/18/21, Counterparty: Goldman Sachs	2	202,000	1,655
Mexican Peso vs. U.S. Dollar, Strike Price MXN 20.80, Expires 11/29/21, Counterparty: HSBC Bank	1	340,000	3,054
Polish Zloty vs. Euro, Strike Price PLN 4.56, Expires 12/13/21, Counterparty: Deutsche Bank	2	290,000 (u)	5,435
Polish Zloty vs. Euro, Strike Price PLN 4.65, Expires 11/18/21, Counterparty: BNP Paribas	2	292,000 (u)	951
South African Rand vs. U.S. Dollar, Strike Price ZAR 14.30, Expires 11/12/21, Counterparty: UBS	1	107,000	6,965
South African Rand vs. U.S. Dollar, Strike Price ZAR 15.00, Expires 12/02/21, Counterparty: JPMorgan Chase	2	202,000	6,264
South African Rand vs. U.S. Dollar, Strike Price ZAR 15.30, Expires 12/02/21, Counterparty: UBS	1	163,000	3,259
South African Rand vs. U.S. Dollar, Strike Price ZAR 15.50, Expires 11/04/21, Counterparty: UBS	1	81,000	253
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.73, Expires 11/04/21, Counterparty: Deutsche Bank	2	392,000 (v)	8,741
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.74, Expires 11/12/21, Counterparty: Citibank	1	2,832,000 (v)	43,377
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.75, Expires 11/10/21, Counterparty: Goldman Sachs	1	2,832,000 (v)	13,564
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.75, Expires 11/12/21, Counterparty: Goldman Sachs	1	2,832,000 (v)	14,745
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter (Continued)
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.76, Expires 11/18/21, Counterparty: Goldman Sachs	2	$ 380,000(v)	$ 1,724
U.S. Dollar vs. British Pound, Strike Price USD 1.37, Expires 11/12/21, Counterparty: Standard Chartered Bank	1	1,639,000 (w)	12,425
U.S. Dollar vs. British Pound, Strike Price USD 1.39, Expires 11/12/21, Counterparty: UBS	1	1,639,000 (w)	2,654
U.S. Dollar vs. Euro, Strike Price USD 1.16, Expires 11/04/21, Counterparty: Bank of America	2	282,000 (u)	468
U.S. Dollar vs. Euro, Strike Price USD 1.18, Expires 11/12/21, Counterparty: Standard Chartered Bank	1	2,732,000 (u)	784
			136,266
Put Options - Exchange Traded – 0.0%(i)
10-Year U.S. Treasury Note Future, Strike Price $130.50, Expires 11/26/21	4	522,813	2,375
10-Year U.S. Treasury Note Future, Strike Price $131.00, Expires 11/26/21	4	522,813	3,313
			5,688
Put Options - Over the Counter – 0.0%(i)
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.22, Expires 11/12/21, Counterparty: Citibank	1	2,484,000	3,624
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.23, Expires 11/10/21, Counterparty: Citibank	1	2,484,000	2,986
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.25, Expires 11/10/21, Counterparty: Citibank	1	2,484,000	32,767
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.25, Expires 11/12/21, Counterparty: Morgan Stanley	1	2,484,000	26,956
Colombian Pesos vs. U.S. Dollar, Strike Price COP 3,700.00, Expires 12/13/21, Counterparty: Barclays Bank PLC	2	202,000	1,491

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Hungarian Forint vs. Euro, Strike Price HUF 360.00, Expires 11/18/21, Counterparty: BNP Paribas	2	$ 208,000(u)	$ 1,532
Japanese Yen vs. Australian Dollar, Strike Price JPY 84.50, Expires 11/22/21, Counterparty: Deutsche Bank	2	378,000 (v)	1,454
Mexican Peso vs. U.S. Dollar, Strike Price MXN 20.00, Expires 11/29/21, Counterparty: Goldman Sachs	1	340,000	344
Russian Ruble vs. U.S. Dollar, Strike Price RUB 65.00, Expires 2/25/22, Counterparty: JPMorgan Chase	1	21,633	1,568
Russian Ruble vs. U.S. Dollar, Strike Price RUB 67.00, Expires 2/25/22, Counterparty: JPMorgan Chase	1	21,688	1,952
Russian Ruble vs. U.S. Dollar, Strike Price RUB 70.25, Expires 12/17/21, Counterparty: Citibank	2	197,400	1,373
Russian Ruble vs. U.S. Dollar, Strike Price RUB 71.00, Expires 12/13/21, Counterparty: Citibank	2	162,000	1,771
Russian Ruble vs. U.S. Dollar, Strike Price RUB 73.00, Expires 11/15/21, Counterparty: Citibank	2	342,000	9,949
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,160.00, Expires 11/15/21, Counterparty: BNP Paribas	1	150,000	222
U.S. Dollar vs. Euro, Strike Price USD 1.15, Expires 11/24/21, Counterparty: Bank of America	2	208,000 (u)	771
U.S. Dollar vs. Euro, Strike Price USD 1.15, Expires 1/18/22, Counterparty: HSBC Bank	1	3,510,000 (u)	28,302
			117,062
Total Purchased Options (Premiums Received $253,762)			354,043

Total Long Positions – 113.7% (Cost $998,629,978)	1,002,102,250

	Par	Value
Short Positions – (0.8)%
Mortgage-Backed Securities – (0.1)%
Uniform Mortgage-Backed Securities - (0.1)%
Pool TBA, 11/01/51(g)	$ (560,000)	$ (587,656)
Pool TBA, 12/01/51(g)	(457,000)	(494,081)
Total Mortgage-Backed Securities (Proceeds $1,083,246)		(1,081,737)

U.S. Government Obligations – (0.7)%
U.S. Treasury Bonds – (0.4)%
1.25%, 5/15/50(r)	(1,446,000)	(1,222,435)
1.63%, 11/15/50(r)	(689,000)	(639,048)
1.87%, 2/15/51(r)	(1,926,000)	(1,894,702)
2.37%, 5/15/51(r)	(49,000)	(53,854)
		(3,810,039)
U.S. Treasury Notes – (0.3)%
0.63%, 5/15/30(r)	(1,603,000)	(1,489,350)
0.63%, 8/15/30(r)	(390,000)	(361,405)
0.87%, 11/15/30(r)	(298,000)	(281,552)
		(2,132,307)
Total U.S. Government Obligations (Proceeds $6,162,733)		(5,942,346)
Total Short Positions – (0.8)% (Proceeds $7,245,979)		(7,024,083)
Total Written Options – (0.0)%(i) (Premiums Received $379,590)		(395,668)
Liabilities less Other Assets – (12.9)%(x)		(113,622,790)
NET ASSETS – 100.0%		$ 881,059,709
Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2021 is disclosed.
(d)	Variable rate security. Rate as of October 31, 2021 is disclosed.
(e)	Restricted security that has been deemed illiquid. At October 31, 2021, the value of these restricted illiquid securities amounted to $679,717 or 0.08% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
HGI CRE CLO Ltd., 1.14%, 6/16/36	5/6/21	$600,000
PFP Ltd., 1.06%, 4/14/36	4/11/19	80,106

(f)	Step coupon bond. Rate as of October 31, 2021 is disclosed.
(g)	When-issued security. Coupon rate was not yet in effect at October 31, 2021.
(h)	Investment is valued using significant unobservable inputs (Level 3) (See table below).
(i)	Amount rounds to less than 0.05%.
(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2021 is disclosed.
(k)	Perpetual bond. Maturity date represents next call date.
(l)	Century bond maturing in 2117.
(m)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(n)	Discount rate at the time of purchase.
(o)	Century bond maturing in 2120.
(p)	Century bond maturing in 2112.
(q)	Position is unsettled. Contract rate was not determined at October 31, 2021 and does not take effect until settlement date.
(r)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(s)	The amount to be repurchased assumes the maturity will be the day after the period end.
(t)	7-day current yield as of October 31, 2021 is disclosed.
(u)	The notional amount is EUR.
(v)	The notional amount is AUD.
(w)	The notional amount is GBP.
(x)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.

Abbreviations:
10Y	10 Year
12MTA	12 Month Treasury Average
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
BATS	Better Alternative Trading System
CDO	Collaterlized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity
CP	Commercial Paper
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	Government Obligation
ICE	Intercontinental Exchange
IO	Interest Only
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
LLC	Limited Liability Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
Strip	Separate Trading of Registered Interest and Principal
TBA	To be announced
TIPS	Treasury Inflation Protected Securities
TRB	Tax Revenue Bonds
USD	United States Dollar
EUR	Euro
CNH	Chinese Yuan Renminbi
CNY	Chinese Offshore Yuan
MXN	Mexican Peso
RUB	Russian Ruble
GBP	British Pound
PLN	Polish Zloty
ZAR	South African Rand
CAD	Canadian Dollar
COP	Colombian Peso
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won

Futures Contracts outstanding at October 31, 2021: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BOBL	26	12/10/2021	EUR	4,020,291	$ (12,022)
10-Year U.S. Treasury Note	528	12/21/2021	USD	68,998,833	374,479
U.S. Treasury Long Bond	62	12/21/2021	USD	9,978,746	(1,374,528)
Ultra U.S. Treasury Bond	222	12/21/2021	USD	43,602,384	105,226
2-Year U.S. Treasury Note	374	12/31/2021	USD	82,008,270	(4,481,783)
5-Year U.S. Treasury Note	274	12/31/2021	USD	33,358,526	237,427
90-Day Eurodollar	168	12/19/2022	USD	41,634,600	(106,000)
90-Day Eurodollar	83	6/19/2023	USD	20,493,737	(98,757)
90-Day Eurodollar	21	9/18/2023	USD	5,175,713	(29,512)
90-Day Eurodollar	574	12/18/2023	USD	141,376,200	(554,188)
Total Long Contracts					$(5,939,658)
Short Contracts
30-Year Euro Buxl	(11)	12/08/2021	EUR	2,679,857	$ 1,474,033
Euro Bund	(21)	12/10/2021	EUR	4,081,281	26,824
90-Day Eurodollar	(296)	12/13/2021	USD	73,848,300	(10,149)
10-Year U.S. Treasury Note	(64)	12/21/2021	USD	8,365,000	69,997
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Futures Contracts outstanding at October 31, 2021: Exchange Traded (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	(191)	12/21/2021	USD	30,721,156	$ 197,409
Ultra 10-Year U.S. Treasury Note	(128)	12/21/2021	USD	18,572,038	1,999,590
5-Year U.S. Treasury Note	(4)	12/31/2021	USD	487,000	1,171
90-Day Eurodollar	(72)	3/14/2022	USD	17,953,200	14,850
Total Short Contracts					$ 3,773,725
					$(2,165,933)

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2021:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/15/21	U.S. Dollars	3,493,321	Euro	2,947,000	HSBC	$ 82,713
12/15/21	U.S. Dollars	3,490,798	Euro	2,947,000	BNP Paribas	80,191
12/15/21	British Pounds	2,829,265	Euro	3,320,000	Citibank	30,412
12/15/21	U.S. Dollars	5,133,424	Euro	4,410,000	Goldman Sachs	29,666
12/15/21	U.S. Dollars	1,785,260	Euro	1,517,000	Morgan Stanley	29,613
12/15/21	British Pounds	1,411,667	Euro	1,650,000	BNP Paribas	22,720
12/15/21	British Pounds	1,230,742	Euro	1,440,000	Bank of America	18,106
12/15/21	British Pounds	906,720	Euro	1,060,000	Goldman Sachs	14,364
12/15/21	British Pounds	559,669	Euro	650,000	Deutsche Bank	13,821
12/15/21	British Pounds	319,335	Euro	370,000	Barclays	8,899
11/01/21	U.S. Dollars	4,606,923	Chinese Offshore Yuan	29,473,000	Goldman Sachs	7,264
12/15/21	U.S. Dollars	423,023	Euro	360,000	Bank of America	6,390
12/15/21	U.S. Dollars	1,822,852	Euro	1,570,000	Barclays	5,868
11/29/21	U.S. Dollars	86,000	Turkish Lira	788,599	Citibank	5,103
12/15/21	U.S. Dollars	606,817	British Pounds	440,000	Barclays	4,545
12/15/21	U.S. Dollars	510,681	British Pounds	370,000	Bank of America	4,225
12/15/21	U.S. Dollars	496,886	British Pounds	360,000	Morgan Stanley	4,118
01/13/22	U.S. Dollars	80,000	Turkish Lira	760,000	Bank of America	3,792
11/17/21	U.S. Dollars	113,000	South African Rand	1,678,595	Goldman Sachs	3,335
11/01/21	U.S. Dollars	297,000	Mexican Pesos	6,051,318	Bank of America	3,075
11/17/21	U.S. Dollars	110,756	South African Rand	1,651,099	Morgan Stanley	2,887
12/15/21	British Pounds	290,000	U.S. Dollars	394,085	Goldman Sachs	2,867
11/08/21	Australian Dollars	88,000	U.S. Dollars	63,831	JP Morgan Chase	2,369
11/03/21	U.S. Dollars	64,000	Brazilian Reals	348,870	Goldman Sachs	2,222
11/02/21	Chilean Pesos	120,459,300	U.S. Dollars	146,000	Barclays	2,075
12/15/21	U.S. Dollars	283,563	British Pounds	206,000	JP Morgan Chase	1,590
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2021: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
11/01/21	Mexican Pesos	4,558,580	U.S. Dollars	220,000	Goldman Sachs	$ 1,419
11/17/21	U.S. Dollars	41,000	South African Rand	607,516	Citibank	1,310
11/01/21	U.S. Dollars	78,000	Mexican Pesos	1,579,484	Goldman Sachs	1,281
01/13/22	U.S. Dollars	40,000	Turkish Lira	387,223	Deutsche Bank	1,172
12/15/21	U.S. Dollars	406,181	Euro	350,000	JP Morgan Chase	1,121
11/01/21	U.S. Dollars	81,000	Mexican Pesos	1,645,856	Citibank	1,058
12/15/21	U.S. Dollars	131,007	British Pounds	95,000	State Street	971
11/03/21	U.S. Dollars	61,000	Brazilian Reals	339,337	Citibank	910
11/17/21	U.S. Dollars	160,456	Euro	138,000	Bank of America	876
11/24/21	U.S. Dollars	56,814	Mexican Pesos	1,156,538	Toronto-Dominion Bank	849
11/17/21	U.S. Dollars	61,000	Mexican Pesos	1,242,826	Goldman Sachs	793
11/02/21	Polish Zloty	509,812	Euro	110,000	Bank of America	624
11/17/21	U.S. Dollars	164,800	Euro	142,000	RBS	594
11/16/21	U.S. Dollars	122,000	Russian Rubles	8,642,480	UBS	520
11/17/21	U.S. Dollars	61,000	Mexican Pesos	1,249,289	Morgan Stanley	480
11/17/21	U.S. Dollars	51,244	South African Rand	777,191	JP Morgan Chase	469
12/15/21	Euro	170,000	U.S. Dollars	196,359	Barclays	385
12/15/21	Euro	180,000	U.S. Dollars	208,044	Bank of America	272
12/13/21	Polish Zloty	797,838	Euro	172,422	JP Morgan Chase	253
11/01/21	U.S. Dollars	41,000	Mexican Pesos	839,844	Morgan Stanley	207
11/02/21	Chilean Pesos	32,700,000	U.S. Dollars	40,000	BNP Paribas	197
11/02/21	Euro	70,000	Polish Zloty	322,459	BNP Paribas	96
12/13/21	Polish Zloty	323,857	Euro	70,000	Deutsche Bank	90
11/02/21	U.S. Dollars	64,000	Chilean Pesos	52,019,200	UBS	55
11/02/21	Indonesian Rupiahs	1,502,020,000	U.S. Dollars	105,993	Deutsche Bank	26
12/15/21	Euro	700,000	U.S. Dollars	810,109	Morgan Stanley	11
Total Unrealized Appreciation						$ 408,269

01/10/22	Kazakhstan Tenge	8,511,189	U.S. Dollars	19,570	Citibank	$ (1)
11/02/21	U.S. Dollars	106,000	Indonesian Rupiahs	1,502,020,000	Deutsche Bank	(19)
11/02/21	Polish Zloty	23,525	Euro	5,139	JP Morgan Chase	(44)
11/24/21	U.S. Dollars	277,082	South African Rand	4,245,721	HSBC	(61)
11/01/21	Mexican Pesos	2,036,451	U.S. Dollars	99,054	Citibank	(139)
11/01/21	Mexican Pesos	1,336,824	U.S. Dollars	65,102	Morgan Stanley	(170)
11/02/21	Polish Zloty	120,913	Euro	26,422	BNP Paribas	(237)
12/15/21	Euro	350,000	U.S. Dollars	405,356	Bank of America	(296)
11/02/21	Euro	172,422	Polish Zloty	796,779	JP Morgan Chase	(392)
11/02/21	U.S. Dollars	56,736	Chilean Pesos	46,546,215	JP Morgan Chase	(482)
11/02/21	U.S. Dollars	65,264	Chilean Pesos	53,496,901	RBS	(497)
12/15/21	Euro	700,000	U.S. Dollars	810,643	BNP Paribas	(523)
11/08/21	U.S. Dollars	80,707	Australian Dollars	108,000	HSBC	(538)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2021: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/15/21	Euro	690,000	U.S. Dollars	799,093	Citibank	$ (545)
11/16/21	U.S. Dollars	122,000	Russian Rubles	8,720,560	UBS	(578)
11/08/21	U.S. Dollars	40,772	Australian Dollars	55,000	Deutsche Bank	(603)
12/02/21	Russian Rubles	5,225,024	U.S. Dollars	73,904	Goldman Sachs	(722)
11/02/21	Polish Zloty	461,585	Euro	100,861	Barclays	(900)
11/01/21	Mexican Pesos	2,303,815	U.S. Dollars	112,844	Goldman Sachs	(943)
11/17/21	Indonesian Rupiahs	1,587,446,231	U.S. Dollars	112,537	Citibank	(944)
11/17/21	Euro	106,000	Norwegian Kroner	1,045,227	HSBC	(1,136)
12/02/21	Russian Rubles	3,861,484	U.S. Dollars	55,286	HSBC	(1,202)
11/17/21	U.S. Dollars	86,000	Russian Rubles	6,228,565	JP Morgan Chase	(1,532)
11/17/21	South African Rand	601,728	U.S. Dollars	41,000	Citibank	(1,688)
12/15/21	British Pounds	300,000	U.S. Dollars	412,399	Morgan Stanley	(1,759)
12/02/21	Russian Rubles	7,002,000	U.S. Dollars	99,836	UBS	(1,766)
12/15/21	U.S. Dollars	105,653	Canadian Dollars	133,000	Bank of America	(1,822)
11/24/21	South African Rand	2,070,427	U.S. Dollars	136,993	Goldman Sachs	(1,844)
12/15/21	British Pounds	240,000	U.S. Dollars	330,381	Bank of America	(1,869)
11/08/21	U.S. Dollars	64,249	Australian Dollars	88,000	UBS	(1,951)
12/15/21	U.S. Dollars	805,506	British Pounds	590,000	Barclays	(2,086)
12/02/21	U.S. Dollars	54,643	Russian Rubles	4,051,786	Citibank	(2,106)
11/03/21	Brazilian Reals	332,426	U.S. Dollars	61,000	Citibank	(2,134)
11/29/21	Turkish Lira	817,516	U.S. Dollars	86,000	Bank of America	(2,138)
11/17/21	U.S. Dollars	109,389	Indonesian Rupiahs	1,587,446,231	Citibank	(2,204)
12/02/21	U.S. Dollars	1,574,109	Russian Rubles	112,547,831	UBS	(2,237)
12/15/21	U.S. Dollars	408,370	British Pounds	300,000	Morgan Stanley	(2,269)
11/08/21	U.S. Dollars	81,955	Australian Dollars	112,000	Bank of America	(2,300)
11/03/21	Brazilian Reals	347,189	U.S. Dollars	64,000	BNP Paribas	(2,520)
12/02/21	U.S. Dollars	70,526	Russian Rubles	5,215,600	HSBC	(2,524)
11/08/21	U.S. Dollars	121,490	Australian Dollars	165,000	JP Morgan Chase	(2,635)
11/17/21	South African Rand	890,439	U.S. Dollars	61,000	Deutsche Bank	(2,826)
12/15/21	British Pounds	550,000	U.S. Dollars	755,674	Barclays	(2,834)
11/24/21	South African Rand	2,175,294	U.S. Dollars	145,126	JP Morgan Chase	(3,132)
11/17/21	South African Rand	881,450	U.S. Dollars	61,000	Bank of America	(3,413)
11/24/21	U.S. Dollars	361,616	Chinese Offshore Yuan	2,348,000	BNP Paribas	(4,157)
12/15/21	British Pounds	680,000	U.S. Dollars	936,020	Deutsche Bank	(5,235)
12/15/21	Euro	1,220,000	U.S. Dollars	1,417,463	HSBC	(5,539)
12/15/21	Euro	300,000	British Pounds	257,741	Deutsche Bank	(5,602)
12/15/21	Chinese Offshore Yuan	19,649,000	U.S. Dollars	3,061,531	Goldman Sachs	(6,145)
12/02/21	Russian Rubles	61,481,577	U.S. Dollars	869,623	Morgan Stanley	(8,511)
12/15/21	Euro	930,000	British Pounds	793,272	Barclays	(9,528)
12/15/21	Euro	990,000	U.S. Dollars	1,155,602	Barclays	(9,859)
12/15/21	Euro	2,405,000	U.S. Dollars	2,794,057	Morgan Stanley	(10,714)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2021: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/15/21	Euro	1,060,000	British Pounds	904,448	Goldman Sachs	$ (11,255)
12/15/21	Euro	1,830,000	British Pounds	1,562,845	JP Morgan Chase	(21,337)
12/15/21	Euro	1,530,000	British Pounds	1,312,034	BNP Paribas	(25,220)
12/15/21	Euro	2,330,000	U.S. Dollars	2,724,579	Goldman Sachs	(28,035)
11/24/21	U.S. Dollars	2,018,528	Chinese Offshore Yuan	13,209,245	Citibank	(39,216)
12/15/21	Euro	2,840,000	British Pounds	2,439,564	Citibank	(52,502)
12/15/21	U.S. Dollars	8,734,422	Chinese Offshore Yuan	56,696,877	Barclays	(81,847)
Total Unrealized Depreciation						$(387,263)
Net Unrealized Appreciation						$ 21,006

Written Call Option Contracts outstanding at October 31, 2021: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	2	USD	261,406	131.00	11/5/2021	$ (594)
10-Year U.S. Treasury Note Future	25	USD	3,267,578	134.00	11/26/2021	(781)
10-Year U.S. Treasury Note Future	19	USD	2,483,359	132.00	11/26/2021	(3,563)
10-Year U.S. Treasury Note Future	15	USD	1,960,547	131.50	11/26/2021	(4,922)
10-Year U.S. Treasury Note Future	15	USD	1,960,547	132.50	11/26/2021	(1,406)
10-Year U.S. Treasury Note Future	10	USD	1,307,031	130.75	11/26/2021	(6,562)
10-Year U.S. Treasury Note Future	8	USD	1,045,625	133.00	11/26/2021	(500)
10-Year U.S. Treasury Note Future	6	USD	784,219	134.50	11/26/2021	(94)
10-Year U.S. Treasury Note Future	4	USD	522,813	131.00	11/26/2021	(2,125)
10-Year U.S. Treasury Note Future	3	USD	392,109	131.25	11/26/2021	(1,266)
10-Year U.S. Treasury Note Future	21	USD	2,727,703	132.00	12/23/2021	(4,266)
10-Year U.S. Treasury Note Future	19	USD	2,467,922	131.00	12/23/2021	(8,609)
10-Year U.S. Treasury Note Future	12	USD	1,558,688	131.50	12/23/2021	(3,750)
2-Year Mid Curve Future	15	USD	3,694,500	99.12	12/10/2021	(281)
2-Year Mid Curve Future	10	USD	2,463,000	99.25	12/10/2021	(63)
5-Year U.S. Treasury Note Future	59	USD	7,183,250	122.00	11/26/2021	(18,437)
5-Year U.S. Treasury Note Future	37	USD	4,504,750	123.00	11/26/2021	(1,734)
5-Year U.S. Treasury Note Future	17	USD	2,069,750	122.75	11/26/2021	(1,328)
5-Year U.S. Treasury Note Future	16	USD	1,948,000	123.25	11/26/2021	(375)
5-Year U.S. Treasury Note Future	11	USD	1,339,250	122.25	11/26/2021	(2,320)
5-Year U.S. Treasury Note Future	9	USD	1,095,750	122.50	11/26/2021	(1,125)
U.S. Treasury Long Bond Future	3	USD	589,219	161.50	11/5/2021	(2,250)
U.S. Treasury Long Bond Future	29	USD	4,664,470	164.00	11/26/2021	(13,594)
U.S. Treasury Long Bond Future	29	USD	4,664,470	163.00	11/26/2021	(20,844)
U.S. Treasury Long Bond Future	15	USD	2,412,657	162.00	11/26/2021	(16,406)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at October 31, 2021: Exchange Traded (continued)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
U.S. Treasury Long Bond Future	7	USD	1,125,907	161.00	11/26/2021	$ (10,828)
U.S. Treasury Long Bond Future	3	USD	482,531	166.00	11/26/2021	(563)
U.S. Treasury Long Bond Future	11	USD	1,752,094	163.00	12/23/2021	(8,594)
Total Written Call Options Contracts (Premiums Received $173,426)						$(137,180)

Written Put Option Contracts outstanding at October 31, 2021: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	4	USD	522,813	130.00	11/26/2021	$ (1,625)
10-Year U.S. Treasury Note Future	4	USD	522,814	132.50	11/26/2021	(7,563)
10-Year U.S. Treasury Note Future	9	USD	1,176,328	133.00	11/26/2021	(21,234)
2-Year Mid Curve Future	14	USD	3,448,200	98.75	12/10/2021	(9,975)
5-Year U.S. Treasury Note Future	6	USD	730,500	121.50	11/26/2021	(2,063)
5-Year U.S. Treasury Note Future	11	USD	1,339,250	123.50	11/26/2021	(19,422)
U.S. Treasury Long Bond Future	8	USD	1,286,750	162.00	11/26/2021	(18,000)
U.S. Treasury Long Bond Future	6	USD	955,688	157.00	12/23/2021	(8,062)
Total Written Put Options Contracts (Premiums Received $43,602)						$(87,944)

Written Call Option Contracts outstanding at October 31, 2021: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Mexican Peso vs. U.S. Dollar	Goldman Sachs	2	USD	202,000	MXN	21.30	11/18/2021	$ (406)
Mexican Peso vs. U.S. Dollar	HSBC Bank	1	USD	340,000	MXN	21.50	11/29/2021	(833)
Polish Zloty vs. Euro	Bank of America	2	EUR	104,000	PLN	4.62	11/10/2021	(456)
Russian Ruble vs. U.S. Dollar	Citibank	2	USD	197,400	RUB	72.00	12/17/2021	(2,606)
South African Rand vs. U.S. Dollar	UBS	1	USD	81,000	ZAR	15.50	11/4/2021	(253)
South African Rand vs. U.S. Dollar	UBS	1	USD	150,000	ZAR	15.00	11/12/2021	(3,600)
South African Rand vs. U.S. Dollar	JPMorgan Chase	2	USD	324,000	ZAR	15.50	12/2/2021	(4,732)
Turkish Lira vs. U.S. Dollar	Bank of America	1	USD	80,000	TRY	9.70	11/29/2021	(1,838)
U.S. Dollar vs. Australian Dollar	Citibank	1	AUD	2,832,000	USD	0.75	11/10/2021	(13,564)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at October 31, 2021: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
U.S. Dollar vs. Australian Dollar	Citibank	1	AUD	2,832,000	USD	0.75	11/12/2021	$ (14,745)
U.S. Dollar vs. Australian Dollar	Goldman Sachs	1	AUD	2,832,000	USD	0.74	11/12/2021	(43,377)
U.S. Dollar vs. British Pound	Barclays Bank PLC	1	GBP	1,639,000	USD	1.39	11/12/2021	(2,654)
U.S. Dollar vs. British Pound	UBS	1	GBP	1,639,000	USD	1.37	11/12/2021	(12,425)
U.S. Dollar vs. Euro	Citibank	1	EUR	2,732,000	USD	1.18	11/12/2021	(784)
Total Written OTC Call Options Contracts (Premiums Received $93,003)								$(102,273)

Written Put Option Contracts outstanding at October 31, 2021: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Canadian Dollar vs. U.S. Dollar	Morgan Stanley	1	USD	2,484,000	CAD	1.22	11/10/2021	$ (2,986)
Canadian Dollar vs. U.S. Dollar	Citibank	1	USD	2,484,000	CAD	1.25	11/10/2021	(32,766)
Canadian Dollar vs. U.S. Dollar	Morgan Stanley	1	USD	2,484,000	CAD	1.23	11/12/2021	(3,624)
Canadian Dollar vs. U.S. Dollar	Citibank	1	USD	2,484,000	CAD	1.25	11/12/2021	(26,956)
Colombian Pesos vs. U.S. Dollar	Barclays Bank PLC	2	USD	324,000	COP	3,600.00	12/13/2021	(650)
Japanese Yen vs. Australian Dollar	Deutsche Bank	2	AUD	378,000	JPY	83.00	11/22/2021	(568)
Mexican Peso vs. U.S. Dollar	HSBC Bank	1	USD	340,000	MXN	20.00	11/29/2021	(343)
South African Rand vs. U.S. Dollar	UBS	1	USD	122,000	ZAR	14.60	12/2/2021	(378)
Total Written OTC Put Options Contracts (Premiums Received $69,559)								$(68,271)

Interest Rate Swap Contracts outstanding at October 31, 2021: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M USD LIBOR (Quarterly)	0.19% (Semi-Annually)	6/15/2022	USD	6,485,000	$ 2,852	$ (10)	$ 2,862
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at October 31, 2021: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day Euro Short Term Volume-Weighted Trimmed Mean Rate (At Maturity)	-0.43% (At Maturity)	10/17/2023	EUR	6,950,000	$ (16,769)	$ —	$ (16,769)
1.12% (At Maturity)	1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	10/20/2023	GBP	5,940,000	14,120	—	14,120
1-Day Euro Short Term Volume-Weighted Trimmed Mean Rate (At Maturity)	-0.37% (At Maturity)	10/20/2023	EUR	6,910,000	(12,531)	—	(12,531)
1.13% (At Maturity)	1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	10/22/2023	GBP	2,804,467	6,385	—	6,385
1.16% (At Maturity)	1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	10/22/2023	GBP	7,380,000	14,067	—	14,067
1-Day Euro Short Term Volume-Weighted Trimmed Mean Rate (At Maturity)	-0.37% (At Maturity)	10/24/2023	EUR	6,820,000	(12,658)	—	(12,658)
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	1.31% (At Maturity)	10/28/2023	GBP	10,730,000	1,480	—	1,480
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	1.30% (At Maturity)	10/28/2023	GBP	5,360,000	17	—	17
0.51% (Semi-Annually)	3M USD LIBOR (Quarterly)	4/7/2024	USD	966,000	7,049	—	7,049
3M USD LIBOR (Quarterly)	0.82% (Semi-Annually)	6/4/2024	USD	36,626,000	(209,412)	—	(209,412)
0.96% (At Maturity)	1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	10/9/2024	GBP	9,050,000	33,648	—	33,648
0.95% (At Maturity)	1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	10/16/2024	GBP	6,110,000	23,112	—	23,112
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	1.13% (At Maturity)	10/22/2024	GBP	7,460,000	(9,673)	—	(9,673)
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	1.10% (At Maturity)	10/22/2024	GBP	2,834,599	(4,716)	—	(4,716)
0.63% (At Maturity)	1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	9/9/2025	GBP	5,140,000	29,283	288	28,995
0.66% (At Maturity)	1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	9/9/2025	GBP	6,340,000	33,830	(89)	33,919
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at October 31, 2021: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.86% (At Maturity)	1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	9/23/2025	GBP	6,980,000	$ 18,328	$ —	$ 18,328
1-Day Euro Short Term Volume-Weighted Trimmed Mean Rate (At Maturity)	-0.24% (At Maturity)	10/1/2025	EUR	7,510,000	(17,849)	—	(17,849)
1-Day Euro Short Term Volume-Weighted Trimmed Mean Rate (At Maturity)	-0.20% (At Maturity)	10/8/2025	EUR	6,400,000	(11,993)	—	(11,993)
0.98% (At Maturity)	1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	10/18/2025	GBP	5,960,000	5,046	—	5,046
1.69% (Annually)	6M PLN WIBOR (Semi-Annually)	9/7/2026	PLN	1,733,900	17,870	—	17,870
1.35% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2028	USD	27,885,000	(51,192)	(109,903)	58,711
1.13% (Annually)	2-Day USD SOFR (Annually)	8/15/2028	USD	17,907,000	50,243	51,892	(1,649)
1.22% (Annually)	2-Day USD SOFR (Annually)	8/15/2028	USD	4,412,000	(1,833)	(1,830)	(3)
1.20% (Annually)	2-Day USD SOFR (Annually)	11/1/2028	USD	2,576,000	(7,155)	(150)	(7,005)
0.80% (Semi-Annually)	3M USD LIBOR (Quarterly)	11/15/2045	USD	8,645,000	1,694,489	76,658	1,617,831
1.20% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	1,230,000	147,717	29,836	117,881
1.23% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	180,000	20,653	(505)	21,158
1.52% (Annually)	2-Day USD SOFR (Annually)	2/15/2047	USD	4,961,000	(58,416)	604	(59,020)
1.60% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	814,000	27,981	4,643	23,338
1.73% (Annually)	2-Day USD SOFR (Annually)	2/15/2047	USD	1,580,000	(96,391)	—	(96,391)
2.00 (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	3,655,000	(187,626)	18,952	(206,578)
1.20% (Semi-Annually)	3M USD LIBOR (Quarterly)	10/7/2050	USD	1,437,000	190,931	6,897	184,034
2.05% (Semi-Annually)	3M USD LIBOR (Quarterly)	6/7/2051	USD	1,320,000	(102,101)	11,429	(113,530)
1.61% (Semi-Annually)	3M USD LIBOR (Quarterly)	7/9/2051	USD	1,607,000	26,810	(7,086)	33,896
Total					$1,565,596	$ 81,626	$1,483,970

Interest Rate Swap Contracts outstanding at October 31, 2021: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.42% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	Bank of America	4/1/2023	CLP	357,254,000	$ 23,702	$—	$ 23,702
1-Day CLP CLICP (Semi-Annually)	1.65% (Semi-Annually)	Bank of America	5/28/2023	CLP	357,254,000	(23,068)	—	(23,068)
Total						$ 634	$—	$ 634
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection as of October 31, 2021:
Exchange Traded
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Main Index Series 36 (Pay Quarterly)	1.00%	12/20/2026	Credit Suisse	EUR	2,530,000	$ (77,597)	$ (75,160)	$ (2,437)
Total						$(77,597)	$(75,160)	$(2,437)

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2021: Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount(1)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 37 (Receive Quarterly)	0.05%	1.00%	12/20/2026	USD	121,756,250	$3,040,688	$2,891,391	$149,297
Total						$3,040,688	$2,891,391	$149,297

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Credit Default Swap Contracts outstanding - Buy Protection at October 31, 2021: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	12/20/2026	Barclays Bank PLC	USD	479,000	$32,703	$25,429	$ 7,274
Republic of Chile, 3.24%, Due: 02/06/2028 (Pay Quarterly)	1.00%	12/20/2026	Barclays Bank PLC	USD	79,000	(547)	(1,172)	625
Republic of Colombia, 10.38%, Due: 01/28/2033 (Pay Quarterly)	1.00%	12/20/2026	Goldman Sachs	USD	631,000	18,368	14,526	3,842
Republic of Indonesia, 3.70%, Due: 01/08/2022 (Pay Quarterly)	1.00%	12/20/2026	JPMorgan Chase	USD	470,000	(4,733)	(5,303)	570
Republic of Philippines, 10.63%, Due: 03/16/2025 (Pay Quarterly)	1.00%	12/20/2026	JPMorgan Chase	USD	198,269	(4,467)	(5,208)	741
Republic of South Africa, 5.88%, Due: 09/16/2025 (Pay Quarterly)	1.00%	12/20/2026	Goldman Sachs	USD	731,573	38,363	34,975	3,388
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection at October 31, 2021: Over the Counter (continued)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa, 5.88%, Due: 09/16/2025 (Pay Quarterly)	1.00%	12/20/2026	Barclays Bank PLC	USD	111,299	$ 5,837	$ 5,767	$ 70
Republic of South Africa, 5.88%, Due: 09/16/2025 (Pay Quarterly)	1.00%	12/20/2026	Citibank	USD	99,917	5,240	5,154	86
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	12/20/2026	Morgan Stanley	USD	2,189,000	1,041	(3,900)	4,941
Total						$91,805	$70,268	$21,537
Credit Default Swap Contracts outstanding - Sell Protection at October 31, 2021:
Over the Counter
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount(1)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
International Bonds: Trust Fibra Uno, 6.39%, Due 01/15/2050 (Receive Quarterly)	0.27%	1.00%	06/20/2026	Citibank	USD	39,000	$ (2,731)	$ (4,030)	$1,299
Total							$(2,731)	$(4,030)	$1,299

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Inflation Swap Contracts outstanding at October 31, 2021: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.46% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	7/1/2022	USD	15,750,000	$ 52,313	$ 2,438	$ 49,875
1-Day U.S. Consumer Price Index (At Maturity)	2.62% (At Maturity)	7/1/2026	USD	15,750,000	(652,428)	8,037	(660,465)
1-Day U.S. Consumer Price Index (At Maturity)	2.34% (At Maturity)	3/4/2031	USD	526,000	(40,390)	—	(40,390)
1-Day U.S. Consumer Price Index (At Maturity)	2.47% (At Maturity)	4/26/2031	USD	2,285,370	(135,944)	—	(135,944)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Inflation Swap Contracts outstanding at October 31, 2021: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day U.S. Consumer Price Index (At Maturity)	2.64% (At Maturity)	5/21/2031	USD	1,447,000	$ (56,330)	$ —	$ (56,330)
1-Day U.S. Consumer Price Index (At Maturity)	2.59% (At Maturity)	6/4/2031	USD	320,000	(13,790)	—	(13,790)
1-Day U.S. Consumer Price Index (At Maturity)	2.89% (At Maturity)	10/29/2031	USD	875,000	13,775	—	13,775
1-Day U.S. Consumer Price Index (At Maturity)	2.88% (At Maturity)	11/1/2031	USD	875,000	12,879	—	12,879
1-Day UK RPI (At Maturity)	3.33% (At Maturity)	11/15/2040	GBP	38,000	(10,165)	—	(10,165)
1-Day UK RPI (At Maturity)	3.38% (At Maturity)	12/15/2040	GBP	132,000	(32,691)	—	(32,691)
1-Day UK RPI (At Maturity)	3.37% (At Maturity)	12/15/2040	GBP	56,000	(14,154)	—	(14,154)
1-Day UK RPI (At Maturity)	3.35% (At Maturity)	12/15/2040	GBP	23,000	(5,977)	—	(5,977)
1-Day UK RPI (At Maturity)	3.42% (At Maturity)	3/15/2041	GBP	128,000	(29,607)	—	(29,607)
1-Day UK RPI (At Maturity)	3.79% (At Maturity)	9/15/2041	GBP	143,000	(4,068)	—	(4,068)
1-Day UK RPI (At Maturity)	3.89% (At Maturity)	9/15/2041	GBP	84,702	1,292	—	1,292
Total					$(915,285)	$10,475	$(925,760)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 67,012,555	$383,440	$ 67,395,995
Corporate Bonds	—	194,913,918	165,459	195,079,377
Foreign Issuer Bonds	—	92,885,308	—	92,885,308
Mortgage-Backed Securities	—	236,081,607	—	236,081,607
Municipal Bonds	—	2,819,977	—	2,819,977
Term Loans	—	1,299,000	—	1,299,000
U.S. Government Obligations	—	212,077,951	—	212,077,951
Investment Companies	126,669,495	—	—	126,669,495
Short-Term Investments	50,229,003	17,210,494	—	67,439,497
Purchased Options	100,715	253,328	—	354,043
Total Assets – Investments at value	$176,999,213	$824,554,138	$548,899	$1,002,102,250
Liabilities:
Mortgage-Backed Securities	$ —	$ (1,081,737)	$ —	$ (1,081,737)
U.S. Government Obligations	—	(5,942,346)	—	(5,942,346)
Total Liabilities – Investments at value	$ —	$ (7,024,083)	$ —	$ (7,024,083)
Net Investments	$176,999,213	$817,530,055	$548,899	$ 995,078,167

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$ 4,501,006	$ —	$—	$ 4,501,006
Forward Foreign Currency Exchange Contracts	—	408,269	—	408,269
Swap Agreements at Fair Value	—	5,612,112	—	5,612,112
Total Assets - Derivative Financial Instruments	$ 4,501,006	$ 6,020,381	$—	$10,521,387
Liabilities:
Futures Contracts	$(6,666,939)	$ —	$—	$ (6,666,939)
Forward Foreign Currency Exchange Contracts	—	(387,263)	—	(387,263)
Written Options at Fair Value	(225,124)	(170,544)	—	(395,668)
Swap Agreements at Fair Value	—	(1,909,002)	—	(1,909,002)
Total Liabilities - Derivative Financial Instruments	$(6,892,063)	$(2,466,809)	$—	$ (9,358,872)
Net Derivative Financial Instruments	$(2,391,057)	$ 3,553,572	$—	$ 1,162,515
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of October 31, 2021:
Financial Assets	Fair Value at 10/31/21	Valuation Technique(s)	Unobservable Inputs	Price/Range
Asset-Backed Securities	$383,440	Third Party Broker Quotes	Quotes/Prices	$99.94
Corporate Bonds	$165,459	Pricing Model	Daily change in yields of various U.S. Treasury Securities	$97.33
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 82.5%
Alabama – 1.4%
Alabama Federal Aid Highway Finance Authority Special Obligation GARVEE Bonds, Series A, Prerefunded, 5.00%, 9/01/27(a)	$ 545,000	$ 675,493
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 4, 4.00%, 6/01/24	500,000	544,133
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 5, 4.00%, 10/01/26(b)(c)(d)	500,000	569,553
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(b)(c)(d)	500,000	607,878
Jefferson County Sewer Warrants Senior Lien Revenue Bonds, Series A (AGM Insured), 5.50%, 10/01/53	300,000	332,072
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(b)(c)(d)	500,000	560,788
Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(b)(c)(d)	1,000,000	1,001,900
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(e)	310,000	356,295
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	375,000	454,441
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	598,754
		5,701,307
	Par	Value
Arizona – 1.2%
Arizona State Health Facilities Authority Variable Revenue Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.25%), 11/04/26(b)(f)	$1,000,000	$1,000,000
Arizona State Industrial Development Authority Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds,
4.00%, 7/01/51	175,000	184,102
4.00%, 7/01/61	250,000	261,887

Chandler IDA Industrial Development Variable Revenue Bonds (AMT), Intel Corp., Project, 2.70%, 8/14/23(b)(c)(d)	500,000	518,967
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 5.00%, 1/01/27	475,000	575,356
Phoenix Civic Improvement Corp., Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/01/28	490,000	525,891
5.00%, 7/01/30	250,000	268,052

Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(e)	240,000	258,307
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Salt River Project, 5.00%, 1/01/32	400,000	516,175
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/01/28	300,000	301,171
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/01/45	500,000	569,313
		4,979,221

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arkansas – 0.2%
Bentonville Sales & Use Tax Revenue Refunding Bonds, Series B, 1.05%, 11/01/46	$ 750,000	$ 746,196
California – 6.0%
Anaheim Housing & Public Improvement Authority Revenue Bonds, Series A, 5.00%, 10/01/50	900,000	1,037,863
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Series A, 5.00%, 5/01/46	250,000	272,309
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 0.90%), 0.95%, 5/01/23(b)(d)	700,000	705,035
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay,
(SIFMA Municipal Swap Index Yield + 0.28%), 0.33%, 4/01/24(b)(d)	250,000	250,442
(SIFMA Municipal Swap Index Yield + 0.45%), 0.50%, 4/01/26(b)(d)	2,000,000	2,023,132

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	242,929	284,431
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	400,000	462,695
California State GO Unlimited Refunding Bonds,
4.00%, 10/01/37	300,000	354,052
4.00%, 11/01/37	1,400,000	1,670,177

California State Health Facilities Financing Authority Revenue Bonds, City of Hope Obligated Group, 5.00%, 11/15/49	500,000	591,679
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded, 5.00%, 11/15/25(a)	500,000	591,297
	Par	Value
California (Continued)

California State Health Facilities Financing Authority Revenue Refunding Bonds, Marshall Medical Center (California Mortgage Insured), 4.00%, 11/01/40	$ 750,000	$ 870,764
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 4.00%, 7/01/50	1,210,000	1,373,639
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series B, 5.00%, 11/01/29	1,000,000	1,289,600
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(e)	330,000	352,048
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Eisenhower Medical Center, 5.00%, 7/01/25	650,000	749,171
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(e)	320,000	371,399
California State Municipal Finance Authority Student Housing Revenue Bonds, UCR North District Phase 1 (BAM Insured), 5.00%, 5/15/28	500,000	618,110
California State Public Works Board Lease Revenue Bonds, Series B, 4.00%, 5/01/46	200,000	232,306
California State Various Purpose Bid Group GO Unlimited Refunding Bonds, 5.00%, 8/01/30	600,000	753,805

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(e)	$375,000	$450,547
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(e)	500,000	606,642
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(e)	250,000	285,958
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.00%, 9/02/34	100,000	119,833
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	350,153
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	282,658
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(e)	200,000	207,018
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	230,785
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds, Series A, 4.00%, 1/15/46	250,000	283,867
	Par	Value
California (Continued)

Fresno Airport Revenue Refunding Bonds, Series B (AMT) (BAM Insured), 5.00%, 7/01/28	$ 390,000	$ 418,161
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	599,140
Los Angeles Department of Airports Airport Subordinate Revenue Bonds, Series C (AMT), Los Angeles International Airport, 5.00%, 5/15/29	1,000,000	1,228,093
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/01/35	1,250,000	1,382,038
Mesa Water District COPS, 4.00%, 3/15/39	300,000	355,404
Port of Oakland Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 11/01/29	250,000	317,192
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	167,524
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A, 4.00%, 7/01/37	300,000	346,814
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	303,086
San Francisco City & County Airports Community International Revenue Refunding Bonds, Second Series A (AMT), 5.00%, 5/01/28	500,000	511,515
Sunnyvale Financing Authority Lease Revenue Bonds, Green Bonds, Civic Center Project, 4.00%, 4/01/34	865,000	1,033,838

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	$ 595,000	$ 653,732
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	125,256
		25,113,208
Colorado – 2.7%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	543,815
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/25	485,000	551,519
5.00%, 3/15/26	510,000	596,696
5.00%, 3/15/29	590,000	736,558
5.00%, 3/15/30	310,000	393,711
5.00%, 3/15/35	590,000	735,056

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	1,122,157
Colorado State Bridge Enterprise Revenue Bonds (AMT), Central 70 Project, 4.00%, 12/31/24	630,000	695,406
Colorado State COPS, Series A,
4.00%, 12/15/35	1,250,000	1,495,983
4.00%, 12/15/36	200,000	240,864

Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Adventhealth Obligation, 5.00%, 11/19/26(b)(c)(d)	1,000,000	1,209,813
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	611,841
	Par	Value
Colorado (Continued)

Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds, 5.00%, 12/01/40	$250,000	$ 283,641
E-470 Public Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 9/01/23	150,000	162,593
5.00%, 9/01/40	810,000	900,991

Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	564,696
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured),
4.00%, 12/01/22	125,000	129,726
4.00%, 12/01/23	180,000	192,740

University of Colorado Enterprise Variable Revenue Bonds, Series C, Green Bond, 2.00%, 10/15/24(b)(c)(d)	250,000	260,706
		11,428,512
Connecticut – 1.4%
Bridgeport GO Unlimited Bonds, Series A,
5.00%, 8/01/23	200,000	216,051
5.00%, 8/01/25	260,000	301,148
5.00%, 8/01/27	275,000	334,456

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 7/01/42(f)	250,000	282,568
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 1/01/25(b)(c)(d)	500,000	567,674
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	253,804

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Connecticut (Continued)

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	$400,000	$ 484,857
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series R, Trinity College, 5.00%, 6/01/32	265,000	339,855
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
5.00%, 7/01/24	240,000	264,580
5.00%, 7/01/25	260,000	294,920
5.00%, 7/01/31	500,000	604,762
4.00%, 7/01/39	120,000	132,654
4.00%, 7/01/49	100,000	108,650

Hamden GO Unlimited Refunding Bonds, Series A (BAM Insured), 5.00%, 8/01/24	500,000	561,803
Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	134,582
Hartford County Metropolitan District GO Unlimited Bonds, 5.00%, 7/15/35	750,000	921,317
		5,803,681
Delaware – 0.1%
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	284,112
5.00%, 7/01/48	100,000	110,878
		394,990
District of Columbia – 1.9%
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	425,102
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	112,477
	Par	Value
District of Columbia (Continued)
District of Columbia Revenue Refunding Bonds, National Public Radio, Prerefunded, 4.00%, 4/01/26(a)	$ 250,000	$ 287,223
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	350,000	418,886
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, 5.00%, 10/01/49	500,000	605,585
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Bonds, Series A, Prerefunded, 5.00%, 10/01/23(a)	650,000	709,089
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Bonds, Series B, 5.00%, 10/01/37	750,000	871,159
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/46	500,000	623,385
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	401,015
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/26	1,000,000	1,191,563
5.00%, 10/01/43	500,000	608,540

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, 4.00%, 7/15/40	1,000,000	1,172,355
Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/01/43	300,000	357,469
		7,783,848

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida – 3.3%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	$ 500,000	$ 560,291
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	926,648
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, 5.00%, 7/01/42	350,000	419,719
Collier County Water-Sewer District Revenue Bonds, 4.00%, 7/01/40	500,000	601,745
Davie Educational Facilities Revenue Bonds, Series B, Nova Southeastern University Project , Prerefunded, 5.00%, 4/01/23(a)	250,000	266,669
Florida State Board of Education Public Education GO Unlimited Refunding Bonds, Capital Outlay, Series E, 5.00%, 6/01/31	1,000,000	1,158,132
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	357,294
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/01/40	500,000	575,135
5.00%, 10/01/44	1,000,000	1,215,072

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, 5.00%, 10/01/40	470,000	527,577
JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	1,395,000	1,641,957
Lee Memorial Health System Hospital Revenue Refunding Bonds, Series A-1, 5.00%, 4/01/44	600,000	729,314
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	850,735
	Par	Value
Florida (Continued)

Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	$250,000	$ 301,176
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/33	500,000	559,712
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	250,000	283,554
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/25(g)	125,000	118,527
0.00%, 10/01/26(g)	275,000	255,156
0.00%, 10/01/27(g)	360,000	326,058
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/23	150,000	161,561
5.00%, 7/01/25	150,000	173,475
5.00%, 7/01/26	125,000	148,783
5.00%, 7/01/27	125,000	152,439

Village Community Development District No. 13 Special Assessment Bonds, Limited Offering, 2.62%, 5/01/24	375,000	381,529
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	606,800
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	504,385
		13,803,443
Georgia – 2.2%
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	227,810

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)
Bartow County Development Authority Variable Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 2.75%, 3/15/23(b)(c)(d)	$ 500,000	$ 516,248
Brookhaven Development Authority Revenue Bonds, Children's Healthcare of Atlanta, 4.00%, 7/01/49	1,000,000	1,144,447
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	242,376
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	588,607
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Series S, Northeast Georgia Health System, Inc., Project (County Gtd), Prerefunded, 5.50%, 2/15/25(a)	500,000	581,357
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	601,632
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	178,574
Main Street Natural Gas Inc., Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/01/23	355,000	381,201
4.00%, 12/02/24(b)(c)(d)	100,000	109,918

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/01/23(b)(c)(d)	370,000	392,375
	Par	Value
Georgia (Continued)

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 9/01/26(b)(c)(d)	$1,110,000	$1,263,386
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/01/23(b)(c)(d)	500,000	534,138
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture Series, 4.00%, 7/01/44	300,000	315,359
Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	500,000	611,208
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University, 4.00%, 9/01/40	1,500,000	1,767,382
		9,456,018
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/36	250,000	285,062
Hawaii – 0.1%
Hawaii State Airports System Revenue Refunding Bonds (AMT), 5.00%, 7/01/23	500,000	502,444
Illinois – 7.4%
Barrington Alternative Revenue Source GO Unlimited Bonds, 4.50%, 12/15/34	235,000	277,957
Chicago Board Of Education GO Unlimited Bonds, Series A, 5.00%, 12/01/38	500,000	611,040
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(g)	750,000	637,669
Chicago GO Unlimited Bonds, Series A, 5.50%, 1/01/49	100,000	119,983

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)
Chicago GO Unlimited Refunding Bonds, Project Series A, 5.00%, 1/01/35	$ 350,000	$ 376,126
Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/23	400,000	420,401
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	1,045,000	1,140,599
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	163,499
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	307,374
Chicago Park District GO Limited Tax Refunding Bonds, Series B,
5.00%, 1/01/24	175,000	191,804
5.00%, 1/01/26	395,000	431,276

Chicago Wastewater Transmission Second Lien Revenue Bonds, 5.00%, 1/01/39	500,000	544,723
Cook County GO Unlimited Refunding Bonds, Series A, 5.00%, 11/15/25	1,000,000	1,172,216
Cook County Sales TRB, 5.00%, 11/15/37	500,000	523,412
Hillside Incremental Tax Allocation Revenue Refunding Bonds, 5.00%, 1/01/24	100,000	103,188
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	298,507
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley Universtiy Project, 4.00%, 8/01/43	250,000	281,493
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	388,186
Illinois State Finance Authority Revenue Refunding Bonds, Series A, University Of Chicago, 5.00%, 10/01/28	2,500,000	3,164,354
	Par	Value
Illinois (Continued)

Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network, 5.00%, 2/15/23	$ 500,000	$ 530,656
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(b)(c)(d)	500,000	591,525
Illinois State GO Unlimited Bonds,
5.37%, 5/01/23	250,000	268,296
5.50%, 5/01/25	845,000	978,780
5.50%, 7/01/26	460,000	497,298

Illinois State GO Unlimited Bonds, Series A, 5.00%, 3/01/28	1,500,000	1,807,093
Illinois State GO Unlimited Bonds, Series B,
5.00%, 3/01/24	250,000	275,207
5.00%, 10/01/31	250,000	309,902

Illinois State GO Unlimited Refunding Bonds, 5.00%, 8/01/24	470,000	485,999
Illinois State GO Unlimited Refunding Bonds, Series A, 5.00%, 10/01/25	110,000	126,792
Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	304,031
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 1.05%, 5/15/25(b)(d)	500,000	510,618
Illinois State Sales Tax Junior Obligations Revenue Bonds, Series A (BAM Insured), 4.00%, 6/15/34	620,000	709,829
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	413,838
Illinois State Sales TRB, Build Illinois - Junior Obligation, 5.00%, 6/15/23	200,000	214,361
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(g)	95,000	91,329

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	$400,000	$439,791
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A, 5.00%, 1/01/40	500,000	632,344
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	525,000	658,407
Kane, Cook & Dupage Counties, Illinois School District, GO Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	215,000	235,988
Libertyville GO Unlimited Refunding Bonds, Series A,
3.00%, 12/15/22	235,000	241,896
3.00%, 12/15/23	245,000	258,075

Madison, Macoupin Etc. Counties Community College District No. 536 GO Unlimited Refunding Bonds, Lewis & Clark Community (AGM Insured), 4.00%, 5/01/23	700,000	734,797
Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(g)	250,000	235,405
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion,
12/15/42 (f)	125,000	140,591
12/15/47 (f)	250,000	278,406
6/15/52 (f)	245,000	272,080

Metropolitan Pier & Exposition Authority Revenue Refunding CABS, McCormick Place Expansion, 12/15/35(f)	150,000	105,997
Metropolitan Pier and Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	500,000	607,493
5.00%, 6/15/50	500,000	590,119
	Par	Value
Illinois (Continued)
Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured),
5.00%, 10/01/25	$325,000	$ 376,004
5.00%, 10/01/26	250,000	296,570

Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	445,314
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/01/34	750,000	1,022,277
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	408,694
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	290,569
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured),
5.00%, 12/01/25	300,000	350,171
4.00%, 12/01/39	250,000	288,742
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	239,216
4.00%, 12/30/38	500,000	581,524
4.00%, 12/30/40	500,000	579,155

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	284,078
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Bonds (AGM Insured), 4.00%, 1/01/34	650,000	734,968
Will County Community School District No. 161 Summit Hill Refunding GO Unlimited Bonds, 4.00%, 1/01/24	470,000	504,611
		31,102,643

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana – 2.2%
Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	$ 125,000	$ 125,112
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/25(g)	450,000	436,325
0.00%, 7/15/28(g)	900,000	819,283
0.00%, 1/15/29(g)	560,000	503,381

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series A, Ohio Valley Electric Corp., Project, 5.00%, 6/01/39	140,000	142,377
Indiana State Finance Authority Private Activity Revenue Bonds (AMT), Ohio River Bridges East End Crossing Project, Prerefunded, 5.25%, 7/01/23(a)	600,000	647,264
Indiana State Finance Authority Revenue Refunding Bonds, Valparaiso University Project, 5.00%, 10/01/23	585,000	630,423
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 0.65%, 3/01/27(b)(d)	1,500,000	1,500,000
Knox Middle School Building Corp., Revenue Bonds (State Intercept), 5.00%, 1/15/27	440,000	531,988
Upland Economic Development Revenue Refunding Bonds, Taylor University Project, 4.00%, 9/01/24	570,000	621,543
Vinton-Tecumseh School Building Corp. Ad Valorem Property Tax First Mortgage Revenue Bonds (State Intercept),
4.00%, 7/15/26	530,000	605,287
4.00%, 1/15/27	540,000	620,151
4.00%, 7/15/27	550,000	636,615
	Par	Value
Indiana (Continued)

Warrick County, Indiana Environmental Improvement Variable Revenue Bonds (AMT), Vectren Energy Delivery, 0.88%, 9/01/23(b)(c)(d)	$1,000,000	$ 999,320
Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(b)(c)(d)	290,000	344,369
		9,163,438
Iowa – 0.2%
Indianola GO Unlimited Capital Loan Notes,
3.00%, 6/01/23	195,000	203,125
3.00%, 6/01/24	255,000	271,458

Iowa State Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Iowa Fertilizer Company Project, 3.13%, 12/01/22	50,000	50,673
PEFA, Inc. Gas Project Revenue Bonds, 5.00%, 9/01/26(b)(c)(d)	150,000	177,306
		702,562
Kentucky – 1.7%
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	465,321
Kentucky Bond Development Corp. Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	185,677
Kentucky State Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/24(g)	280,000	269,764
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	278,474

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Kentucky (Continued)
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living, 5.00%, 5/15/46	$ 100,000	$ 104,574
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	348,901
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(b)(c)(d)	475,000	510,849
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(b)(c)(d)	250,000	276,927
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply, 4.00%, 2/01/28(b)(c)(d)	500,000	580,729
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/01/25(b)(c)(d)	650,000	713,296
Kentucky State University COPS, Kentucky State University Project (BAM Insured), 5.00%, 11/01/24	230,000	259,206
Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,498,608
Louisville & Jefferson County Metropolitan Government Health System Variable Revenue Bonds, Norton Healthcare, Inc., 5.00%, 10/01/26(b)(c)(d)	1,000,000	1,200,993
Louisville Regional Airport Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/23	500,000	537,404
		7,230,723
	Par	Value
Louisiana – 0.8%
East Baton Rouge Parish Sewerage Commission Revenue Refunding Bonds, Series A,
5.00%, 2/01/24	$325,000	$ 358,189
5.00%, 2/01/25	475,000	542,584
5.00%, 2/01/26	100,000	117,750

East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(b)(c)(d)	500,000	506,659
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project,
5.00%, 10/01/25	250,000	285,398
5.00%, 10/01/26	215,000	251,455

Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(b)(c)(d)(e)	525,000	592,749
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.00%, 4/01/23(b)(c)(d)	600,000	610,186
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(b)(c)(d)	125,000	131,003
		3,395,973
Maine – 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, 5.00%, 7/01/27	215,000	262,593
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/01/28	650,000	779,242
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	500,000	561,102
		1,602,937

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland – 2.0%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	$ 500,000	$ 527,870
Baltimore County GO Unlimited Bonds, 5.00%, 3/01/25	1,265,000	1,456,659
Department of Transportation Revenue Bonds (AMT), Baltimore Washington International, 4.00%, 8/01/37	250,000	292,387
Maryland Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	325,000	361,849
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Projects,
5.00%, 3/31/36	325,000	379,148
5.00%, 3/31/51	235,000	272,978

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	592,927
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	483,042
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System,
5.00%, 7/01/24	350,000	390,947
5.00%, 7/01/27	1,320,000	1,597,609

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	986,180
	Par	Value
Maryland (Continued)

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Arundel Health Systems, 5.00%, 7/01/29	$250,000	$ 302,765
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	314,704
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	130,098
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds, University of Maryland, 5.00%, 7/01/27(b)(c)(d)	200,000	239,454
Washington Country Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	235,879
		8,564,496
Massachusetts – 1.3%
Development Finance Agency Revenue Refunding Bonds, Lasell University,
4.00%, 7/01/25	235,000	257,627
4.00%, 7/01/26	240,000	267,384

Massachusetts Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	200,000	221,323
Massachusetts Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	443,775
Massachusetts State Consolidated Loan GO Limited Bonds, Series E, 5.25%, 9/01/48	500,000	624,695

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Massachusetts (Continued)

Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A, 5.00%, 1/01/23(b)(c)(d)	$1,500,000	$1,581,236
Massachusetts State Development Finance Agency Variable Revenue Refunding Bonds, Partners Healthcare, (SIFMA Municipal Swap Index Yield + 0.00%), 0.55%, 1/26/23(b)(d)	500,000	500,775
Massachusetts State GO Limited Refunding Bonds, Series B, 5.00%, 7/01/34	1,350,000	1,742,703
		5,639,518
Michigan – 1.5%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured),
5.00%, 7/01/43	100,000	110,604
5.00%, 7/01/48	200,000	220,483

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	58,687
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	278,685
Great Lakes Water Authority Sewage Disposal System Second Lien Revenue Refunding Bonds, Series C, 5.00%, 7/01/36	495,000	585,196
Michigan Finance Authority Revenue Bonds, Local Government Loan Program, 5.00%, 7/01/33	350,000	402,166
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds,
5.00%, 7/01/29	425,000	490,677
4.50%, 10/01/29	250,000	265,184

Michigan State Finance Authority Revenue Refunding Bonds, Michigan Health, Escrowed to Maturity, 5.00%, 6/01/23	390,000	419,306
	Par	Value
Michigan (Continued)

Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, 4.00%, 12/01/35	$515,000	$ 606,042
Michigan State Finance Authority Variable Revenue Bonds, Bronson Healthcare Group, 3.50%, 11/15/22(b)(c)(d)	250,000	258,046
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	420,000	496,334
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/24(b)(c)(d)	500,000	512,030
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bond, 4.00%, 10/01/26(b)(c)(d)	100,000	111,046
Northern University General Revenue Refunding Bonds, Series A, 5.00%, 12/01/27	590,000	727,095
Wayne County Airport Authority Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 12/01/26	500,000	602,678
Wayne University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	354,829
		6,499,088
Minnesota – 0.1%
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(b)(c)(d)(e)	250,000	267,481

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Mississippi – 0.2%
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(b)(c)(d)	$265,000	$ 310,202
Mississippi State Hospital Equipment & Facilities Authority Revenue Refunding Bonds, Forrest Country General Hospital Project, 5.00%, 1/01/24	400,000	436,865
		747,067
Missouri – 0.8%
Central Southwest Community College District COPS,
5.00%, 3/01/26	225,000	264,540
5.00%, 3/01/27	225,000	271,211
Missouri Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/26	200,000	235,024
5.00%, 2/15/27	215,000	259,121
5.00%, 2/15/28	250,000	307,188

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, Series A, Iatan 2 Project, 5.00%, 1/01/33	310,000	339,058
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc.,
5.00%, 11/15/23	150,000	163,918
5.00%, 11/15/30	250,000	294,542
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/01/24	320,000	347,858
4.00%, 8/01/26	200,000	226,356

Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	500,000	556,785
		3,265,601
	Par	Value
Nebraska – 0.7%
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, 4.00%, 8/01/25(b)(c)(d)	$ 225,000	$ 251,943
Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(b)(c)(d)	600,000	695,038
Gretna Tax Supported COPS, 4.00%, 12/15/25	2,000,000	2,203,996
		3,150,977
Nevada – 1.3%
Clark County School District GO Limited Refunding Bonds, Series C, Building, 5.00%, 6/15/23	500,000	536,773
Clark County School District GO Limited Refunding Bonds, Series D, 5.00%, 6/15/23	300,000	322,064
Clark County School District GO Limited Refunding Bonds, Series E, 5.00%, 6/15/25	1,330,000	1,536,003
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	598,268
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 5.00%, 7/01/43	250,000	298,927
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,229,715
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	100,000	106,622

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Nevada (Continued)
Reno Sales Tax First Lien Revenue Refunding Bonds, Retrac-Reno Transportation Rail Access Corridor Project, 5.00%, 6/01/48	$ 500,000	$ 574,786
Sparks Nevada Tourism Improvement District No. 1 Sales Tax Senior Lien Revenue Refunding Bonds, Series A, 2.50%, 6/15/24(e)	225,000	227,957
		5,431,115
New Hampshire – 0.3%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	707,650	835,906
National Finance Authority Revenue Bonds, Series A, 4.00%, 7/01/51	250,000	289,642
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	206,057
		1,331,605
New Jersey – 4.0%
Atlantic City Board Of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured),
4.00%, 4/01/23	300,000	314,940
4.00%, 4/01/25	350,000	390,553

Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	1,170,000	1,428,052
New Jersey Covid-19 GO Unlimited Emergency Bonds, 5.00%, 6/01/26	385,000	455,849
New Jersey Economic Development Authority Revenue Refunding bonds, Series GGG, School Facilities Construction, 5.25%, 9/01/23(e)	1,500,000	1,631,033
New Jersey Economic Development Authority Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	291,581
	Par	Value
New Jersey (Continued)

New Jersey Economic Development Authority Revenue Refunding Bonds, Series B, 5.00%, 11/01/22	$ 365,000	$ 381,989
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	193,879
5.12%, 6/15/43	350,000	357,211

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	263,326
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.00%, 1/01/24	150,000	164,197
5.25%, 1/01/25	100,000	110,469
5.37%, 1/01/43	100,000	109,884

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	128,599
New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, 5.00%, 7/01/29	100,000	106,988
New Jersey State EDA Revenue Refunding Bonds, Series XX, 5.00%, 6/15/23	170,000	182,503
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	343,293
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(b)(c)(d)	775,000	812,523
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series, 5.00%, 7/01/33	1,000,000	1,258,710

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnajas Health Obligated Group, 5.00%, 7/01/26(b)(c)(d)	$ 400,000	$ 476,510
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds, Series B (AMT), 5.00%, 12/01/24	570,000	644,302
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	282,814
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	621,983
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program, 5.25%, 6/15/43	625,000	759,857
New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, 4.00%, 6/15/34	175,000	204,808
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Bonds, Series A, 5.25%, 12/15/22	1,000,000	1,054,921
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds, 5.00%, 12/15/25	100,000	117,071
New Jersey State Turnpike Authority Revenue Bonds, Series A,
5.00%, 1/01/27	305,000	369,095
5.00%, 1/01/33	230,000	256,195

New Jersey State Turnpike Authority Revenue Bonds, Series B, Prerefunded, 5.00%, 1/01/23(a)	135,000	142,523
New Jersey State Turnpike Authority Turnpike Revenue Refunding Bonds, Series E, 5.00%, 1/01/31	255,000	313,651
	Par	Value
New Jersey (Continued)

New Jersey Turnpike Revenue Bonds, Series A, 4.00%, 1/01/42	$ 240,000	$ 278,778
Newark Board of Education GO Unlimited Bonds, Sustainability Bonds (School Board Guaranty Program), 5.00%, 7/15/23	300,000	323,591
Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	500,000	537,535
Union County Utilities Authority Resource Recovery Facility Lease Revenue Refunding Bonds, Series A (AMT), Covanta Union, Inc. (County Gtd), 5.25%, 12/01/31	1,500,000	1,505,984
		16,815,197
New Mexico – 0.3%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan Project, 1.15%, 6/01/24(b)(c)(d)	250,000	252,379
New Mexico State Hospital Equipment Loan Council Variable Revenue Bonds, Series B, 5.00%, 8/01/25(b)(c)(d)	500,000	578,562
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A, 5.00%, 5/01/25(b)(c)(d)	275,000	315,444
		1,146,385
New York – 9.1%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(e)	500,000	546,897
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	276,856

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
Hempstead Town Local Development Corp. Revenue Refunding Bonds, Adelphi University Project,
5.00%, 6/01/27	$ 300,000	$ 359,383
5.00%, 6/01/28	500,000	611,273

Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	250,665
Hudson Yards Infrastructure Corp. Revenue Refunding Bonds, Second Indenture Series, Fiscal 2022, Green Bonds, 4.00%, 2/15/43	1,000,000	1,183,754
Hudson Yards Infrastructure Corp., Senior Revenue Bonds Fiscal 2012, 5.75%, 2/15/47	255,000	255,275
Long Beach GO Limited Bonds, Series A, 5.00%, 9/01/28	665,000	805,406
Long Island Power Authority Electric System Variable Revenue Bonds, Series B, 1.65%, 9/01/24(b)(c)(d)	1,650,000	1,693,653
Metropolitan Transportation Authority Revenue BANS, Series A-1, 5.00%, 2/01/23	750,000	792,993
Metropolitan Transportation Authority Revenue Bonds, Series A-1-Group 1, Green Bond, 5.00%, 11/15/49	500,000	594,581
Metropolitan Transportation Authority Transportation Revenue Bonds, Series E, 4.00%, 11/15/23	535,000	573,046
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Series B, Green Bonds, Climate, 4.00%, 11/15/22	730,000	757,274
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1, (SOFR + 0.33%), 0.36%, 4/01/24(b)(d)	1,000,000	997,297
	Par	Value
New York (Continued)

Metropolitan Transportation Authority, New York Transportation Variable Rate Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 0.48%, 2/01/25(b)(d)	$1,000,000	$1,000,142
Monroe County Industrial Development Agency School Facility Revenue Bonds, Rochester Schools Modernization Project (State Aid Withholding), 5.00%, 5/01/35	800,000	1,015,169
Monroe County Industrial Development Corp., Revenue Bonds, University of Rochester Project, 4.00%, 7/01/50	1,000,000	1,150,512
New York City Municipal Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds, 5.00%, 6/15/26	2,000,000	2,394,621
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 4.00%, 11/01/40	400,000	464,602
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	1,177,079
New York City Transitional Finance Authority Revenue Bonds, Sub Series C-2, 5.00%, 5/01/32	1,000,000	1,239,021
New York GO Unlimited Bonds, Series 1, 4.00%, 8/01/27	625,000	734,176
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	306,004
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	686,806

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Fordham University, 4.00%, 7/01/50	$ 600,000	$ 684,343
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	341,731
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Master Boces Program (State Aid Withholding), 5.00%, 8/15/26	455,000	542,223
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Northwell Health Obligated Group, 5.00%, 5/01/24(b)(c)(d)	1,250,000	1,363,357
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	240,444
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	1,000,000	1,120,029
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D, 4.00%, 2/15/39	500,000	583,465
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	425,000	480,577
New York State Dormitory Authority Supported Debt Revenue Refunding Bonds, New York University, Series A, 4.00%, 7/01/46	250,000	292,445
	Par	Value
New York (Continued)

New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	$500,000	$500,185
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(e)	500,000	555,068
5.37%, 11/15/40(e)	150,000	166,338

New York State Liberty Development Corp., Revenue Refunding Bonds, Green Bonds, 4 World Trade Center Project, 1.20%, 11/15/28	500,000	491,161
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	311,485
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	311,837
New York State Transportation Development Corporation Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	500,000	618,987
New York State Urban Development Corp., State Personal Income Tax Revenue Refunding Bonds, 4.00%, 3/15/45	500,000	579,286
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	294,037

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

Onondaga County Trust Cultural Resource Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/47	$ 500,000	$ 580,834
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	1,007,853
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT), 5.00%, 11/01/31	1,065,000	1,331,184
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	577,480
Port Authority of New York & New Jersey Revenue Bonds, Series 179, 5.00%, 12/01/25	750,000	822,845
Poughkeepsie City GO Limited Refunding Bonds, 4.00%, 4/15/25	440,000	482,723
Sales Tax Asset Receivable Corp., Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded, 5.00%, 10/15/24(a)	245,000	278,497
Suffolk County GO Limited Refunding Bonds, Series D (BAM Insured), 5.00%, 10/15/24	390,000	440,808
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, MTA Bridges and Tunnels, 4.00%, 11/15/54	1,300,000	1,500,952
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1, 5.00%, 5/15/51	250,000	314,279
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Variable Senior Lien Revenue Refunding Bonds, 5.00%, 5/15/26(b)(c)(d)	1,000,000	1,189,433
	Par	Value
New York (Continued)

Troy Capital Resource Corp. Revenue Bonds, Rensselaer Polytechnic Institutute Project, 4.00%, 9/01/33	$100,000	$ 118,075
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	113,904
		38,102,350
North Carolina – 1.3%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University,
4.00%, 5/01/23	300,000	316,069
4.00%, 5/01/24	240,000	259,619
5.00%, 5/01/25	240,000	274,144
5.00%, 5/01/26	275,000	322,863
North Carolina Medical Care Commission Retirement Facilities Revenue Bonds, The Forest At Duke Project,
4.00%, 9/01/33	180,000	208,976
4.00%, 9/01/34	185,000	214,131

North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Vidant Health, 5.00%, 6/01/45	500,000	568,745
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	262,657
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, Prerefunded, 5.00%, 9/01/24(a)	155,000	174,605
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	110,786

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)

North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	$400,000	$ 445,868
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	615,391
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	658,517
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS, 5.00%, 2/01/24	200,000	219,099
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT), 5.00%, 5/01/36	500,000	622,692
		5,274,162
North Dakota – 0.5%
Cass County Joint Water Resource District GO Unlimited Bonds, Series A, 0.48%, 5/01/24	600,000	600,463
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	600,277
Watford City North Dakota State Aid Certificates Indebtedness Revenue Refunding Bonds (AGM Insured), 3.00%, 12/01/23	800,000	831,804
		2,032,544
Ohio – 1.9%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	350,000	416,437
5.00%, 11/15/27	370,000	449,923

Allen County Ohio Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health, Inc., 5.00%, 12/01/28	400,000	505,348
	Par	Value
Ohio (Continued)

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	$900,000	$1,009,925
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	203,445
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum Of Natural History Project,
5.00%, 7/01/25	125,000	143,729
5.00%, 7/01/26	125,000	147,464
5.00%, 7/01/27	125,000	150,528
5.00%, 7/01/28	155,000	190,025

Cleveland-Cuyahoga County Port Authority Euclid Avenue Development Corp., Revenue Refunding Bonds, 5.00%, 8/01/23	370,000	398,680
Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(e)	250,000	259,619
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	545,274
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	201,680
5.00%, 12/01/36	305,000	360,128

Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.12%, 12/01/49	100,000	108,156
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	288,515

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	$500,000	$ 574,750
Ohio State Air Quality Development Authority Revenue Refunding Bonds (AMT), American Electric Power Company Project, 2.10%, 10/01/24(b)(c)(d)	500,000	516,402
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	50,000	53,307
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	1,110,309
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	172,367
United Local School District COPS (BAM Insured), 3.00%, 12/01/23	330,000	347,105
		8,153,116
Oklahoma – 1.3%
Bryan County School Finance Authority Educational Facilities Lease Revenue Refunding Bonds, Durant Public Schools Project, 4.00%, 12/01/23	620,000	664,418
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/27	500,000	605,741
Kingfisher Special Projects Authority Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, 4.00%, 3/01/24	600,000	647,334
Muskogee Industrial Trust Educational Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/23	900,000	968,332
	Par	Value
Oklahoma (Continued)
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30	$ 50,000	$ 50,007
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project, 5.00%, 8/01/24	590,000	652,322
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	564,895
Wagoner County School Development Authority Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, 4.00%, 9/01/23	1,060,000	1,119,070
		5,272,119
Oregon – 1.2%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	622,735
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(b)(c)(d)	500,000	557,693
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Terwilliger Plaza-Parkview Project, Green Bond Series, 0.95%, 6/01/27	500,000	489,548
Multnomah County School District No. 1J Portland GO Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/24	250,000	280,184
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	1,000,000	1,152,407
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	193,750

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oregon (Continued)
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/27	$240,000	$ 276,768

Port of Portland Airport Revenue Refunding Bonds, Portland International Airport, 5.00%, 7/01/40	615,000	769,031
Port of Portland Airport Revenue Refunding Bonds, Portland International Airport (AMT), 5.00%, 7/01/25	750,000	864,722
		5,206,838
Pennsylvania – 3.8%
Allegheny County Sanitary Authority Revenue Bonds, Series B, 4.00%, 6/01/25	100,000	111,969
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5/01/42(f)	250,000	303,768
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	346,976
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(e)	185,000	193,083
East Vincent GO Unlimited Refunding Bonds, 2.00%, 12/01/22	200,000	203,627
Lancaster County GO Unlimited Refunding Bonds, Series A, 4.00%, 11/01/25	275,000	308,483
Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	389,747
Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 0.63%, 11/01/24(b)(d)	460,000	459,187
	Par	Value
Pennsylvania (Continued)
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(b)(c)(d)	$ 750,000	$ 804,638
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,794,568
Neshannock Township School District GO Limited Refunding Bonds, Series B (State Aid Withholding), 2.00%, 9/01/24	190,000	198,305
North East School District GO Limited Refunding Bonds (AGM State Aid Withholding), 4.00%, 9/01/27	850,000	988,318
Oil City GO Unlimited Bonds, Series A (AGM Insured),
3.00%, 12/01/22	100,000	102,847
4.00%, 12/01/23	145,000	155,576
4.00%, 12/01/24	150,000	165,378
4.00%, 12/01/25	185,000	208,292
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1,
5.00%, 4/15/24	1,200,000	1,332,146
5.00%, 4/15/25	200,000	229,842
4.00%, 4/15/45	500,000	574,202

Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University, 5.00%, 9/01/39	500,000	562,013
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.37%, 10/01/25	925,000	951,828
Pennsylvania State Housing Finance Agency Special Limited Obligation MFH Revenue Bonds, Norris Homes Phase V, 1.40%, 1/01/23(b)(c)(d)	1,000,000	1,010,622

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.70%), 0.75%, 12/01/23(d)	$500,000	$ 501,752
Pequea Valley School District GO Limited Bonds (State Aid Withholding), 2.00%, 5/15/23	175,000	179,499
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	510,000	614,074
5.00%, 7/01/33	400,000	479,480
5.00%, 7/01/35	155,000	185,235

Philadelphia Authority for Industrial Development Temple University Revenue Refunding Bonds, Series 1-2015, 5.00%, 4/01/33	400,000	453,740
Philadelphia School District GO Limited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 9/01/33	500,000	630,563
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	363,196
5.00%, 5/01/28	215,000	265,416
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/24	115,000	124,823
4.00%, 11/15/25	115,000	127,457
4.00%, 11/15/26	125,000	140,750
4.00%, 11/15/27	130,000	148,446
4.00%, 11/15/28	105,000	121,328

Wilkes-Barre Area School District GO Limited Bonds (BAM State Aid Withholding), 5.00%, 4/15/23	200,000	212,941
		15,944,115
	Par	Value
Puerto Rico – 0.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Bonds, Series A, 5.25%, 7/01/42	$815,000	$ 841,299
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(e)	250,000	307,271
Puerto Rico Commonwealth Public Improvement GO Unlimited Refunding Bonds, Series A-PSA,
5.75%, 7/01/28(h)	105,000	98,306
5.00%, 7/01/41(h)	900,000	799,875

Puerto Rico Electric Power Authority Power Revenue Bonds, Series TT-RSA-1, 5.00%, 7/01/37(h)	130,000	127,075
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds, Series ZZ-RSA-1, 5.25%, 7/01/23(h)	175,000	171,719
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1, 4.75%, 7/01/53	258,000	287,547
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(g)	225,000	203,346
0.00%, 7/01/31(g)	500,000	397,111
0.00%, 7/01/46(g)	875,000	284,155
		3,517,704
Rhode Island – 0.2%
Providence GO Unlimited Refunding Bonds, Series A, 5.00%, 1/15/25	200,000	225,259
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	603,062
		828,321

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
South Carolina – 0.4%
Connector 2000 Association, Inc. Toll Road Revenue CABS, Senior Series A-1, 0.00%, 1/01/32(g)	$ 400,000	$ 206,134
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	481,717
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Bon Secours Mercy Health, 5.00%, 10/01/25(b)(c)(d)	850,000	991,250
		1,679,101
South Dakota – 0.2%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds,
4.00%, 4/01/26	375,000	426,440
4.00%, 4/01/27	425,000	491,458
		917,898
Tennessee – 0.7%
Greeneville Health & Educational Facilities Board Revenue Refunding Bonds, Ballad Health Obligation Group, 5.00%, 7/01/31	140,000	150,498
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center,
5.00%, 7/01/40	400,000	469,994
5.00%, 7/01/46	500,000	583,599

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 3.00%, 10/01/24	320,000	330,726
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	1,231,249
		2,766,066
	Par	Value
Texas – 6.7%
Austin Airport System Revenue Bonds, Series A, 5.00%, 11/15/46	$1,380,000	$1,636,725
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	700,653
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	214,006
Central Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, Prerefunded, 5.00%, 1/01/23(a)	635,000	669,773
Central Texas Regional Mobility Authority Revenue Bonds, Series C, 5.00%, 1/01/27	275,000	319,951
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	605,721
Dallas Hotel Occupancy Tax Revenue Refunding Bonds, 4.00%, 8/15/30	300,000	337,201
Dallas Texas Housing Finance Corp., Estates at Shiloh Revenue Bonds, 1.25%, 7/01/23(b)(c)(d)	500,000	507,352
Dallas-Fort Worth International Airport Improvement Revenue Bonds, Series B, 5.00%, 11/01/44	350,000	365,715
Dallas-Fort Worth International Airport Joint Improvement Revenue Bonds, Series B, 11/01/24(f)	1,000,000	1,133,019
Dallas-Fort Worth International Airport Joint Improvement Revenue Bonds, Series C, 5.00%, 11/01/34	445,000	484,049
Dallas-Fort Worth International Airport Joint Revenue Refunding Bonds, Series A (AMT), 5.25%, 11/01/30	1,100,000	1,200,366

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	$ 375,000	$ 455,752
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(b)(c)(d)	1,000,000	996,594
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	265,000	304,160
Harris County Cultural Education Facilities Finance Corp., Variable Revenue Bonds, Memorial Hermann Health System,
5.00%, 12/01/22(b)(c)(d)	100,000	104,799
5.00%, 12/01/24(b)(c)(d)	1,000,000	1,134,477

Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Hospital Memorial Hermann Health, Prerefunded, 5.00%, 12/01/22(a)	300,000	315,624
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	409,960
Houston Airport System Revenue Bonds, Subseries A (AMT), 5.00%, 7/01/25	500,000	576,677
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	203,195
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	145,057
Houston Airport System Subordinate Revenue Refunding Bonds, Series B, 5.00%, 7/01/26	500,000	597,666
	Par	Value
Texas (Continued)
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment,
4.00%, 9/01/23	$ 185,000	$ 197,126
5.00%, 9/01/36	510,000	620,144

Katy Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 1.50%, 8/15/24(b)(c)(d)	1,000,000	1,029,314
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services Corp. Project, 5.00%, 5/15/35	250,000	312,685
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	560,134
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	108,426
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	250,000	279,467
North Texas Tollway Authority Revenue Refunding Bonds, Series A, 5.00%, 1/01/26	70,000	76,865
Northside Texas Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 1.60%, 8/01/24(b)(c)(d)	345,000	354,898
Northside Texas Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 2.75%, 8/01/23(b)(c)(d)	1,000,000	1,039,154
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	435,000	506,596

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	$ 345,000	$ 415,404
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(e)	375,000	385,883
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	310,955
San Antonio Water Junior Lien Variable Revenue Bonds, Series A, 2.63%, 5/01/24(b)(c)(d)	1,125,000	1,189,955
Tarrant County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Health Resources System Obligation,
5.00%, 2/15/34	400,000	472,559
5.00%, 2/15/47	700,000	822,330

Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.12%, 12/01/45	545,000	590,524
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	293,438
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,000,000	1,187,857
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	500,000	556,104
5.00%, 12/31/55	200,000	221,387

Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	856,438
	Par	Value
Texas (Continued)

Texas State Transportation Commission Central Turnpike System Revenue Refunding Bonds, Series A, 5.00%, 8/15/39	$ 750,000	$ 945,584
Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	100,000	111,530
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	114,959
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(g)	480,000	400,803
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	606,546
		27,985,557
Utah – 0.2%
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/47	805,000	953,689
Virginia – 3.0%
Botetourt County Residential Care Facility Revenue Refunding Bonds, Series A, Glebe, Inc., 4.75%, 7/01/23	120,000	125,170
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,168,769
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue BANS, 5.00%, 11/01/23	1,000,000	1,090,056
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	750,000	876,213
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	500,000	624,053

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	$ 500,000	$ 515,409
Fairfax County EDA Residential Care Facilities Revenue Bonds, Series A, Vinson Hall LLC, Prerefunded, 5.00%, 12/01/23(a)	200,000	219,232
Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., 5.00%, 10/01/36	150,000	167,005
Fairfax County EDA Revenue Refunding Bonds, Wiehle Avenue Metrorail Station, 5.00%, 8/01/33	1,000,000	1,301,452
Fairfax County IDA Health Care Revenue Bonds, Inova Health System, 4.00%, 5/15/42	250,000	254,656
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 5.00%, 5/15/23(b)(c)(d)	500,000	535,660
Fairfax County Water Authority Revenue Refunding Bonds, 5.00%, 4/01/45	500,000	595,929
Hampton Roads Transportation Accountability Commission Senior Lien Revenue Bonds, Series A, 5.50%, 7/01/57	300,000	365,028
James City County EDA Residential Care Facilities Variable Revenue Bonds, United Methodist Home, Prerefunded, 6.00%, 6/01/23(a)	101,741	110,077
Louisa Industrial Development Authority Pollution Control Variable Revenue Bonds, Series 2008A, Virginia Electric, 1.90%, 6/01/23(b)(c)(d)	1,000,000	1,024,183
Newport News Economic Development Authority Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	500,000	559,322
	Par	Value
Virginia (Continued)
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/56	$ 50,000	$ 58,772
Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project, 5.00%, 7/01/49	645,000	649,405
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), 95 Express Lane, 5.00%, 7/01/34	800,000	805,853
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.50%, 1/01/23	135,000	138,482
5.00%, 1/01/27	250,000	256,970

Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Express Lanes LLC, 5.00%, 7/01/34	225,000	226,646
York County EDA PCR Bonds, Series A, Electric & Power, 1.90%, 6/01/23(b)(c)(d)	1,000,000	1,024,183
		12,692,525
Washington – 3.4%
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bond, Prerefunded, 5.00%, 11/01/25(a)	1,000,000	1,176,889
Energy Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/01/36	1,200,000	1,540,683
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	661,427

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington (Continued)
King County School District No. 210 Federal Way GO Unlimited Bonds (School Board Guaranty Program), 4.00%, 12/01/33	$ 500,000	$ 583,883
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	298,293
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT),
5.00%, 4/01/32	490,000	605,797
5.00%, 4/01/44	500,000	599,339

Port of Seattle Airport Intermediate Lien Subordinate Revenue Refunding Bonds, Series B (AMT), 5.00%, 8/01/23	600,000	620,862
Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	500,227
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	539,506
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, (SIFMA Municipal Swap Index Yield + 0.35%), 0.40%, 11/01/22(d)	900,000	901,084
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.25%), 0.30%, 11/01/26(b)(d)	750,000	756,540
Washington State GO Unlimited Bonds, Series A-1, 5.00%, 8/01/40	1,000,000	1,151,040
Washington State GO Unlimited Bonds, Series C,
5.00%, 2/01/26	350,000	414,383
5.00%, 2/01/40	2,000,000	2,529,247

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	515,984
	Par	Value
Washington (Continued)

Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series B, Commonspirit Health, 5.00%, 8/01/26(b)(c)(d)	$ 615,000	$ 719,536
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	281,374
		14,396,094
Wisconsin – 2.0%
Clayton Town NANS, Series B,
2.00%, 6/01/24	100,000	102,077
2.00%, 6/01/25	225,000	229,241

Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,080,640
Park Falls NANS, Series B, 3.00%, 3/01/25	975,000	1,004,450
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(e)	100,000	107,225
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	580,082
5.00%, 6/15/49	150,000	174,841

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	375,742
PFA Hospital Revenue Refunding Bonds, Series A, WakeMed Hospital, 4.00%, 10/01/49	500,000	553,651
PFA Revenue Bonds, Roseman University of Health System, 5.00%, 4/01/50(e)	250,000	290,766
Wisconsin Center District Appropriation Revenue Bonds, Milwaukee Arena Project, 5.00%, 12/15/27	200,000	238,556
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series B, Marshfield Clinic, 5.00%, 2/15/24	1,250,000	1,266,823

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Beloit Health System, Inc., 5.00%, 7/01/23	$ 645,000	$ 694,261
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	271,976
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group, 5.00%, 11/15/39	350,000	410,828
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 12/03/24(b)(c)(d)	1,000,000	1,136,136
		8,517,295
Total Municipal Bonds (Cost $337,360,934)		346,294,230

	Number of Shares
Investment Companies – 0.1%
iShares National Muni Bond ETF	4,645	538,541
Total Investment Companies (Cost $527,505)		538,541

	Par/Number of Shares
Short-Term Investments – 17.6%
Money Market Fund – 1.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(i)	7,576,378	7,576,378
Municipal Bonds – 15.8%
Arizona Board of Regents Refunding COPS, Series C, University of Arizona, Prerefunded, 5.00%, 6/01/22(a)	400,000	411,194
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Bartow County Development Authority Revenue Bonds, Georgia Power Company Plant Bowen Project, 1.55%, 8/19/22(b)(c)(d)	500,000	$ 504,878
Bartow County Development Authority Revenue Refunding Bonds, Series B, Georgia Power Company Plant Bowen Project, 2.05%, 11/19/21(b)(c)(d)	275,000	275,227
Bensenville GO Unlimited Bonds, Series B (AGM Insured), Prerefunded, 5.00%, 12/30/21(a)	245,000	246,913
Brooklyn Center MFH Development Variable Revenue Bonds, Sonder House Apartments Project, 1.35%, 7/01/22(b)(c)(d)	1,500,000	1,501,181
Burke County Development Authority PCR Refunding Bonds, Georgia Power Company Plant Vogtle Project, 1.55%, 8/19/22(b)(c)(d)	100,000	100,975
California State Infrastructure & Economic Development Bank Variable Revenue Bonds (AMT), Brightline West Passenger Project, 0.20%, 2/01/22(b)(c)(d)(e)	2,600,000	2,599,633
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series S, J. Paul Getty Trust, 0.39%, 4/01/22(b)(d)	1,000,000	1,000,120
California State Pollution Control Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Republic Services Inc., 0.18%, 1/18/22(b)(c)(d)(e)	1,950,000	1,949,854
California State School Cash Reserve Program Authority Taxable Revenue Notes, Series L, 2.00%, 1/31/22	1,000,000	1,004,453
Central Plains Energy Gas Project Revenue Bonds, Project No. 3, 5.00%, 9/01/22	500,000	519,199

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Central Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/22	300,000	$302,305
Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/22	300,000	302,275
Clark County Passenger Facility Charge Revenue Refunding Bonds, Las Vegas McCarran International, 5.00%, 7/01/22	200,000	206,313
Connecticut State GO Unlimited Bonds, Series A, 5.00%, 3/15/22	795,000	809,284
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series C, Chesla Loan Program, 5.00%, 11/15/21	200,000	200,343
Cumberland County Municipal Authority Revenue Bonds, AICUP Financing Program-Messiah College Project, 3.75%, 4/30/22(b)(c)(d)	500,000	501,149
Dallas Independent School District GO Unlimited Bonds, 2020-Multi-Modal (PSF, Gtd), Prerefunded, 5.00%, 2/15/22(a)(c)(d)	195,000	197,710
Dallas-Fort Worth International Airport Revenue Bonds, Series H (AMT), Prerefunded, 5.00%, 11/01/21(a)	400,000	400,000
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured), 5.00%, 7/01/22	500,000	515,545
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/01/22	250,000	258,011
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Florida State Development Finance Corp., Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project, 5.00%, 4/01/22	350,000	$ 356,657
Florida State Housing Finance Corp., Multi Family Mortgage Adjustable Revenue Bonds, Series A, Parrish Oaks, 1.25%, 2/01/22(b)(c)(d)	1,000,000	1,002,476
Franklin County Variable Revenue Bonds, Trinity Health Credit Group, 0.10%, 2/01/22(b)(c)(d)	1,000,000	1,000,000
Greeneville Health & Educational Facilities Board MFH Revenue Bonds, People RD Portfolio Project, 1.45%, 12/01/21(b)(c)(d)	500,000	500,495
Hampton Roads Transportation Accountability Commission Revenue BANS, Series A, 5.00%, 7/01/22	750,000	773,983
Health Care Authority For Baptist Health Variable Revenue Refunding Bonds, Series B, 0.20%, 11/08/21(b)(d)(j)	2,500,000	2,500,000
Houston Airport System Revenue Refunding Bonds, Subseries D, 5.00%, 7/01/22	555,000	572,785
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 4.00%, 9/01/22	180,000	185,466
Idaho State Health Facilities Authority Hospital Variable Revenue Bonds, CHE Trinity Health Credit Group, 0.10%, 2/01/22(b)(c)(d)	500,000	500,000
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System, 5.00%, 11/15/21	1,100,000	1,101,872

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Illinois State Finance Authority Revenue Refunding Bonds, Southern Illinois Healthcare, 5.00%, 3/01/22	300,000	$ 304,703
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, Prerefunded, 1.65%, 1/01/22(a)(c)(d)	50,000	50,117
Indiana State Finance Authority Revenue Refunding Bonds, Valparaiso University Project, 5.00%, 10/01/22	265,000	275,916
Indianola GO Unlimited Capital Loan Notes, 3.00%, 6/01/22	180,000	182,843
Iowa Finance Authority Midwestern Economic Development Variable Revenue Bonds, CJ Bio America, Inc. Project (Korea Development Bank LOC), 0.09%, 11/08/21(b)(d)(j)	1,000,000	1,000,000
JEA Bulk Power Supply System Revenue Bonds, Scherer 4 Project, Series A, 3.00%, 10/01/22	225,000	225,466
Kentucky State Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/22(g)	500,000	495,656
Kentucky State Housing Corp., Revenue Bonds, City View Park Project, 1.16%, 8/01/22(b)(c)(d)	2,000,000	2,004,856
Lackawanna County IDA Revenue Refunding Bonds, University of Scranton, 5.00%, 11/01/21	375,000	375,000
Lehigh County IDA Revenue Refunding Bonds, PPL Electric Utilities Corp., Project, 1.80%, 8/15/22(b)(c)(d)	330,000	333,587
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Lehigh County IDA Revenue Refunding Bonds, PPL Electric Utilities Corp., Project, 1.80%, 9/01/22(b)(c)(d)	1,000,000	$1,011,470
Louisiana State Housing Corp., MFH Variable Revenue Bonds, Hollywood Acres & Hollywood Heights Project, Series 2019, 1.44%, 12/01/21(b)(c)(d)	1,000,000	1,001,005
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Loop LLC Project, 2.00%, 10/01/22(b)(c)(d)	515,000	517,527
Louisiana State Public Facilities Authority Revenue Refunding CABS, Loyola University Project, 0.00%, 10/01/22(g)	300,000	295,188
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, 5.00%, 2/01/22	260,000	263,117
Maryland State Economic Development Corp., PCR Refunding Bonds, Potomac Electric Power Company, 1.70%, 9/01/22	500,000	505,279
Massachusetts State HFA Revenue Bonds, Colonial Village Projects, 1.45%, 1/01/22(b)(c)(d)	760,000	761,387
Memphis-Shelby County Airport Authority Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/22	400,000	412,518
Metropolitan Transportation Authority Revenue BANS, Series A-2S, 4.00%, 2/01/22	750,000	756,831
Metropolitan Transportation Authority Revenue BANS, Series D1, 5.00%, 9/01/22	1,000,000	1,038,791
Miami-Dade County HFA MFH Variable Revenue Bonds, 1.40%, 4/01/22(b)(c)(d)	500,000	500,306

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp., Prerefunded, 5.00%, 6/01/22(a)	250,000	$256,996
Mississipi Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, Baptist Memorial Health Care, 0.20%, 9/01/22(b)(c)(d)	1,000,000	999,213
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Refunding Bonds, A.T. Still University Health Science, 5.00%, 10/01/22	725,000	754,864
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/22	150,000	150,517
New York City Housing Development Corp., MFH Revenue Bonds, Series C-2-A, 2.35%, 7/01/22	500,000	502,121
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT), 2.85%, 4/01/22	360,000	363,334
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT), 2.90%, 10/01/22	140,000	142,830
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport, 5.00%, 12/01/21	450,000	451,616
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 3.00%, 5/01/22	270,000	273,551
	Par/Number of Shares	Value
Municipal Bonds (Continued)
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Deerfield Episcopal Retirement Community, 4.00%, 11/01/21	150,000	$ 150,000
Ohio State Hospital Revenue Refunding Bonds, University Hospitals Health System (U.S. Bank LOC), 0.05%, 11/08/21(b)(d)(j)	2,000,000	2,000,000
Orlando Community Redevelopment Agency Tax Increment Revenue Refunding Bonds, Republic Drive/Universal, 5.00%, 4/01/22	200,000	203,433
Park Falls Water & Sewerage System Revenue BANS, Series C, 3.00%, 3/01/22	835,000	841,777
Pequea Valley School District GO Limited Bonds (State Aid Withholding), 1.00%, 5/15/22	225,000	225,889
Princeton Hospital Revenue Refunding Bonds, Princeton Community Hospital Project, 5.00%, 5/01/22	500,000	510,375
Puerto Rico Commonwealth Public Improvement GO Unlimited Bonds, Series A-PSA, 5.00%, 7/01/19(h)	390,000	382,688
RBC Municipal Products Inc., Trust Floater Certificates Revenue Bonds, Series C-16 for Missouri Health (Royal Bank of Canada LOC), 0.11%, 11/08/21(b)(d)(e)(j)	500,000	500,000
Riverside County Office Education Pooled Cross Fiscal Year 2020-21 TRANS, Series B, 2.00%, 12/31/21	1,000,000	1,003,084
Saint James Parish Variable Revenue Bonds, Series A-1, Nucor Steel, 0.10%, 11/08/21(b)(d)(j)	400,000	400,000

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
San Antonio Housing Trust Finance Corp., MFH Variable Revenue Bonds, Majestic Ranch Apartments (FHA 221(D4) Insured), 1.40%, 1/01/22(b)(c)(d)	1,000,000	$1,001,529
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 2.00%, 12/01/21	150,000	150,188
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Prisma Health Obligated Group, 0.15%, 11/08/21(b)(d)(j)	2,000,000	2,000,000
Spotsylvania County EDA Housing Revenue Bonds, Palmers Creek Apartments Project (FHA 221(D4) GNMA Insured), 1.45%, 2/01/22(b)(c)(d)	500,000	501,373
Tender Option Bond Trust Receipts/CTFS Various States Floaters GO Unlimited Bond, Series 2017-XF2466 (BAM Insured), 0.09%, 11/08/21(b)(d)(e)(j)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/CTFS Various States Floaters Revenue Bonds, Series 2018-XG0171, 0.09%, 11/08/21(b)(d)(e)(j)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/CTFS Various States Floaters Revenue Bonds, Series 2020-XF2868 (Barclays Bank PLC LOC), 0.09%, 11/08/21(b)(d)(e)(j)	2,000,000	2,000,000
Tender Option Bond Trust Receipts/CTFS Various States Floaters Revenue Bonds, Series 2021-XM0927 (AGM Insured), 0.11%, 11/08/21(b)(d)(e)(j)	3,000,000	3,000,000
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Texas State Veterans Variable GO Limited Bonds, 0.06%, 11/08/21(b)(d)(j)	4,000,000	$ 4,000,000
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 5.00%, 5/01/22	215,000	219,853
Washoe County Water Facilities Variable Revenue Refunding Bonds (AMT), Sierra Pacific, 2.05%, 4/15/22(b)(c)(d)	500,000	503,733
Westmoreland County IDA Lease Revenue BANS, Westmoreland County High School, 2.00%, 6/01/22	500,000	500,722
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Bonds (AGM Insured), 4.00%, 1/01/22	975,000	980,555
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Prerefunded, 4.50%, 7/01/22(a)	400,000	411,465
		65,993,565
Total Short-Term Investments (Cost $73,360,425)		73,569,943
Total Investments – 100.2% (Cost $411,248,864)		420,402,714
Liabilities less Other Assets – (0.2)%		(695,518)
NET ASSETS – 100.0%		$419,707,196

Percentages shown are based on Net Assets.

(a)	Maturity date represents the prerefunded date.
(b)	Maturity date represents the puttable date.
(c)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(d)	Variable rate security. Rate as of October 31, 2021 is disclosed.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(f)	When-issued security. Coupon rate was not yet in effect at October 31, 2021.
(g)	Zero coupon bond.
(h)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(i)	7-day current yield as of October 31, 2021 is disclosed.
(j)	Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Abbreviations:
AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Authority
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GARVEE	Grant Anticipation Revenue Vehicle
GNMA	Government National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
NATL	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PLC	Public Limited Company
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SOFR	United States Secured Overnight Financing Rate
SonyMA	State of New York Mortgage Agency
TCRS	Transferable Custodial Receipts
TRANS	Tax Revenue Anticipation Bonds
TRB	Tax Revenue Bonds
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Municipal Issue Type (%)(a),(b)
Revenue Bonds	81.1
General Obligation Unlimited Bonds	10.1
General Obligation Limited Bonds	4.1
Certificates of Participation	1.7
Revenue Notes	0.7
Tax Allocation Bonds	0.4
Special Assessment Bonds	0.2
Total	98.3

(a)Percentages shown are based on Net Assets.
(b)Excludes Investment Companies, Short-Term Money Market Fund Investments and Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$ —	$346,294,230	$—	$346,294,230
Investment Companies	538,541	—	—	538,541
Short-Term Investments	7,576,378	65,993,565	—	73,569,943
Total Investments	$8,114,919	$412,287,795	$—	$420,402,714
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 40.3%
Automobile – 9.8%
Ally Auto Receivables Trust, Series 2019-1, Class A4, 3.02%, 4/15/24	$308,000	$314,342
American Credit Acceptance Receivables Trust,
Series 2020-4, Class B, 0.85%, 12/13/24(a)	264,000	264,430
Series 2021-2, Class B, 0.68%, 5/13/25(a)	92,000	91,978
0.86%, 2/13/26(a)	81,000	80,834
Series 2020-3, Class C, 1.85%, 6/15/26(a)	392,000	396,840
Series 2020-4, Class C, 1.31%, 12/14/26(a)	629,000	631,740
Series 2021-2, Class C, 0.97%, 7/13/27(a)	444,000	443,103
1.32%, 2/14/28(a)	296,000	295,195
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-1A, Class A, 3.07%, 9/20/23(a)	643,000	654,618
Series 2017-2A, Class A, 2.97%, 3/20/24(a)	322,000	331,018
Carmax Auto Owner Trust,
Series 2019-1, Class A4, 3.26%, 8/15/24	240,000	247,248
Series 2019-1, Class B, 3.45%, 11/15/24	129,000	133,359
Chesapeake Funding II LLC,
Series 2019-1A, Class B, 3.11%, 4/15/31(a)	324,000	327,470
Series 2020-1A, Class C, 2.14%, 8/16/32(a)	159,000	161,668

Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)	510,000	509,922
Drive Auto Receivables Trust,
0.58%, 12/15/25	476,000	474,571
0.87%, 10/15/27	417,000	414,782
DT Auto Owner Trust,
Series 2020-3A, Class B, 0.91%, 12/16/24(a)	135,000	135,437
0.58%, 11/17/25(a)	170,000	168,981
Series 2020-2A, Class B, 2.08%, 3/16/26(a)	163,000	164,596
Series 2020-3A, Class C, 1.47%, 6/15/26(a)	149,000	149,883
0.87%, 5/17/27(a)	149,000	147,681

Enterprise Fleet Financing LLC, 8/20/27(a)(b)	488,000	488,198
	Par	Value
Automobile (Continued)
Exeter Automobile Receivables Trust,
Series 2021-1A, Class B, 0.50%, 2/18/25	$ 268,000	$ 268,033
Series 2020-3A, Class C, 1.32%, 7/15/25	137,000	137,889
0.69%, 1/15/26	851,000	847,926

First Investors Auto Owner Trust, 0.48%, 3/15/27(a)	1,058,372	1,055,931
Ford Credit Auto Lease Trust,
0.66%, 1/15/25	178,000	176,822
Series 2020-B, Class C, 1.70%, 2/15/25	149,000	150,878
0.90%, 5/15/26	176,000	174,852

Ford Credit Auto Owner Trust, Series 2019-A, Class A4, 2.85%, 8/15/24	324,000	331,466
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23	133,000	134,317
GM Financial Consumer Automobile Receivables Trust, 1.37%, 1/16/26	50,000	50,218
Honda Auto Receivables Owner Trust,
Series 2020-1, Class A3, 1.61%, 4/22/24	505,000	509,436
Series 2019-1, Class A4, 2.90%, 6/18/24	302,000	306,880
Series 2019-2, Class A4, 2.54%, 3/21/25	605,000	616,795

Hyundai Auto Lease Securitization Trust, Series 2020-A, Class B, 2.12%, 5/15/24(a)	157,000	159,085
Nissan Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 4/15/25	256,000	258,678
Nissan Auto Receivables Owner Trust,
Series 2018-B, Class A4, 3.16%, 12/16/24	245,000	249,786
Series 2019-A, Class A4, 3.00%, 9/15/25	308,000	316,740

Prestige Auto Receivables Trust, Series 2020-1A, Class B, 0.77%, 10/15/24(a)	164,000	164,330
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class B, 2.26%, 12/15/25(a)	312,000	317,724

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Automobile (Continued)
Santander Drive Auto Receivables Trust,
0.51%, 8/15/25	$289,000	$ 288,599
Series 2020-3, Class C, 1.12%, 1/15/26	423,000	424,820
0.88%, 6/15/26	796,000	794,589
1.26%, 2/16/27	518,000	517,074

Santander Retail Auto Lease Trust, 0.50%, 3/20/25(a)	417,000	416,954
Toyota Auto Receivables Owner Trust, Series 2019-A, Class A4, 3.00%, 5/15/24	308,000	316,011
Westlake Automobile Receivables Trust,
Series 2020-1A, Class C, 2.52%, 4/15/25(a)	761,000	774,274
Series 2020-2A, Class C, 2.01%, 7/15/25(a)	220,000	223,087
Series 2020-3A, Class B, 0.78%, 11/17/25(a)	330,000	331,009
Series 2020-3A, Class C, 1.24%, 11/17/25(a)	155,000	155,734
Series 2021-1A, Class B, 0.64%, 3/16/26(a)	483,000	482,766
0.62%, 7/15/26(a)	256,000	255,127
0.89%, 7/15/26(a)	406,000	403,948

Wheels SPV 2 LLC, Series 2019-1A, Class A3, 2.35%, 5/22/28(a)	621,000	630,787
World Omni Auto Receivables Trust,
Series 2020-A, Class A3, 1.70%, 1/17/23	412,000	415,626
Series 2019-A, Class B, 3.34%, 6/16/25	304,000	313,167
1.39%, 5/17/27	50,000	50,220
		20,049,472
Automobile Floor Plan – 0.4%
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, (1M USD LIBOR + 2.15%), 2.24%, 7/25/25(a)(c)	457,000	461,380
NextGear Floorplan Master Owner Trust, Series 2019-2A, Class A2, 2.07%, 10/15/24(a)	263,000	266,987
		728,367
	Par	Value
Commercial Mortgage-Backed Securities – 4.0%
BX Commercial Mortgage Trust,
(1M USD LIBOR + 2.00%, 2.00% Floor), 2.09%, 9/15/36(a)(c)	$242,000	$242,000
(1M USD LIBOR + 2.40%, 2.40% Floor), 2.49%, 9/15/36(a)(c)	191,000	189,695
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class A4, 3.02%, 9/10/45	132,640	133,877
Series 2013-GC11, Class A3, 2.82%, 4/10/46	471,866	481,602
Commercial Mortgage Trust,
Series 2012-CCRE2, Class A4, 3.15%, 8/15/45	148,000	149,297
Series 2012-CCRE5, Class A3, 2.54%, 12/10/45	475,745	480,708
Series 2013-LC6, Class A4, 2.94%, 1/10/46	302,823	308,084
Series 2013-CCRE7, Class A4, 3.21%, 3/10/46	497,817	511,643

GS Mortgage Securities Corp. Trust, Series 2012-ALOHA, Class A, 3.55%, 4/10/34(a)	588,000	591,385
Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M USD LIBOR + 1.65%, 1.65% Floor), 1.74%, 5/15/38(a)(c)	616,000	614,449
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-HSBC, Class A, 3.09%, 7/05/32(a)	510,045	516,007
Series 2012-C8, Class AS, 3.42%, 10/15/45(a)	313,000	318,176
Series 2015-C30, Class ASB, 3.56%, 7/15/48	407,296	423,346

LoanCore Issuer Ltd., Series 2021-CRE4, Class A, (30D Average SOFR + 0.91%, 0.80% Floor), 0.97%, 7/15/35(a)(c)	177,040	176,953

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Commercial Mortgage-Backed Securities (Continued)

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, 8/10/49	$370,664	$ 375,618
VCC Trust, Series 2020-MC1, Class A, 4.50%, 6/25/45(a)	113,942	114,537
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 3.00%, 11/15/30(a)	55,000	56,038
Series 2012-6AVE, Class B, 3.30%, 11/15/30(a)	775,000	788,734

Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.92%, 10/15/45	333,480	337,316
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class A5, 3.07%, 3/15/45	122,694	125,000
Series 2012-C8, Class A3, 3.00%, 8/15/45	617,000	623,042
Series 2012-C9, Class A3, 2.87%, 11/15/45	667,317	676,030
		8,233,537
Other – 24.6%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)(d)	891,000	887,016
ABPCI Direct Lending Fund CLO II LLC, Series 2017-1A, Class ER, (3M USD LIBOR + 7.60%, 7.60% Floor), 7.73%, 4/20/32(a)(c)	746,000	722,624
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M USD LIBOR + 1.95%, 1.95% Floor), 2.08%, 1/20/32(a)(c)	250,000	250,284
ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1, (3M USD LIBOR + 1.95%, 1.95% Floor), 2.08%, 11/18/31(a)(c)	304,000	304,892
Blackrock DLF VIII-L CLO Trust, Series 2021-1A, Class A, (3M USD LIBOR + 1.35%, 1.35% Floor), 1.47%, 4/17/32(a)(c)	246,705	246,549
	Par	Value
Other (Continued)
Blackrock Mount Adams CLO IX L.P., Series 2021-9A, Class A1, (3M USD LIBOR + 1.37%, 1.37% Floor), 1.51%, 9/22/31(a)(c)	$259,000	$258,999
CARS-DB4 L.P., Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	146,702	149,485
CCG Receivables Trust, 0.54%, 3/14/29(a)	437,000	435,422
Cerberus Loan Funding XXIX L.P., Series 2020-2A, Class A, (3M USD LIBOR + 1.90%, 1.90% Floor), 2.02%, 10/15/32(a)(c)	939,000	940,301
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class A1TR, (3M USD LIBOR + 1.53%, 1.53% Floor), 1.65%, 10/15/30(a)(c)	797,000	797,022
Cerberus Loan Funding XXVI L.P., Series 2019-1A, Class AR, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.62%, 4/15/31(a)(c)	250,000	249,999
Cerberus Loan Funding XXVIII L.P.,
Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 1.97%, 10/15/31(a)(c)	825,000	825,272
Series 2020-1A, Class D, (3M USD LIBOR + 5.30%, 5.30% Floor), 5.42%, 10/15/31(a)(c)	764,000	766,503

Cerberus Loan Funding XXXI L.P., Series 2021-1A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.62%, 4/15/32(a)(c)	389,000	388,995
Cerberus Loan Funding XXXIV L.P., Series 2021-4A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.63%, 8/13/33(a)(c)(d)	403,705	403,705
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	886,240	885,394
Conn's Receivables Funding LLC, Series 2020-A, Class B, 4.27%, 6/16/25(a)	145,118	145,951

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

CoreVest American Finance Trust, Series 2018-1, Class A, 3.81%, 6/15/51(a)	$164,909	$167,972
Dell Equipment Finance Trust,
Series 2020-1, Class C, 4.26%, 6/22/23(a)	336,000	346,899
Series 2019-2, Class B, 2.06%, 10/22/24(a)	198,000	200,122
Series 2020-2, Class D, 1.92%, 3/23/26(a)	255,000	258,591
0.94%, 12/22/26(a)	100,000	99,130

Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49(a)	104,000	103,258
Ellington CLO IV Ltd., Series 2019-4A, Class AR, (3M USD LIBOR + 1.58%, 1.58% Floor), 1.70%, 4/15/29(a)(c)	303,118	302,896
Elm Trust,
Series 2020-3A, Class A2, 2.96%, 8/20/29(a)	134,000	133,055
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	332,000	329,144
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	113,000	111,608
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	338,000	333,933

Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26(a)	201,000	200,419
FCI Funding, Series 2021-1A, Class A, 1.13%, 4/15/33(a)	133,122	132,811
Finance of America HECM Buyout,
Series 2020-HB2, Class A, 1.71%, 7/25/30(a)	548,780	550,346
Series 2021-HB1, Class A, 0.88%, 2/25/31(a)	201,328	201,300
Series 2021-HB1, Class M1, 1.59%, 2/25/31(a)	196,000	194,537

Fortress Credit Opportunities IX CLO Ltd., (3M USD LIBOR + 1.55%, 1.55% Floor), 1.67%, 10/15/33(a)(c)	954,000	951,712
	Par	Value
Other (Continued)

Fortress Credit Opportunities XI CLO Ltd., (3M USD LIBOR + 1.30%), 1.42%, 4/15/31(a)(c)	$317,000	$316,347
Galaxy XXIII CLO Ltd., Series 2017-23A, Class AR, (3M USD LIBOR + 0.87%, 0.87% Floor), 0.99%, 4/24/29(a)(c)	379,303	379,612
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	769,000	770,271
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	476,000	480,653
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	161,000	158,877
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	382,000	378,740
10/20/29 (a)(b)	796,000	796,000
10/20/29 (a)(b)	926,000	926,000

Golub Capital Partners CLO 36m Ltd., (3M USD LIBOR + 1.30%), 1.42%, 2/05/31(a)(c)	562,000	561,446
Golub Capital Partners CLO Ltd., Series 2018-38A, Class C, (3M USD LIBOR + 2.80%, 2.80% Floor), 2.93%, 7/20/30(a)(c)	507,000	507,056
Gracie Point International Funding, Series 2021-1A, Class A, (1M USD LIBOR + 0.75%), 0.84%, 11/01/23(a)(c)	402,999	404,073
Grand Avenue CRE, Series 2019-FL1, Class AS, (1M USD LIBOR + 1.50%), 1.59%, 6/15/37(a)(c)(d)	189,000	188,947
GreatAmerica Leasing Receivables Funding LLC,
Series 2020-1, Class A3, 1.76%, 8/15/23(a)	192,000	193,819
Series 2019-1, Class A4, 3.21%, 2/18/25(a)	302,000	308,814
Series 2019-1, Class B, 3.37%, 2/18/25(a)	308,000	317,573
HPEFS Equipment Trust,
Series 2020-1A, Class C, 2.03%, 2/20/30(a)	334,000	338,414
Series 2020-2A, Class C, 2.00%, 7/22/30(a)	289,000	293,188

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Ivy Hill Middle Market Credit Fund IX Ltd., Series 9A, Class CR, (3M USD LIBOR + 2.35%), 2.47%, 1/18/30(a)(c)	$778,000	$770,214
Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class E, (3M USD LIBOR + 7.75%, 7.75% Floor), 7.88%, 4/22/33(a)(c)	970,000	927,995
John Deere Owner Trust, Series 2019-A, Class A4, 3.00%, 1/15/26	299,000	304,661
Kayne CLO 8 Ltd., Series 2020-8A, Class E, (3M USD LIBOR + 7.15%, 7.15% Floor), 7.27%, 7/15/31(a)(c)	859,000	859,375
Lake Shore MM CLO III LLC,
(3M USD LIBOR + 1.48%, 1.48% Floor), 10/17/31(a)(b)(c)	202,000	202,000
10/17/31 (a)(b)	100,000	99,998

Lake Shore MM CLO IV Ltd., (3M USD LIBOR + 1.18%, 1.18% Floor), 1.31%, 10/15/33(a)(c)	145,000	144,964
Legal Fee Funding LLLC, Series 2006-1A, Class A, 8.00%, 7/20/36(a)	70,473	71,202
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)(d)	403,000	398,361
Series 2021-1A, Class B, 3.91%, 4/22/31(a)(d)	221,000	218,177
Nationstar HECM Loan Trust,
Series 2020-1A, Class A1, 1.27%, 9/25/30(a)	631,130	632,507
Series 2020-1A, Class M1, 1.47%, 9/25/30(a)	230,000	229,338
Series 2020-1A, Class M2, 1.97%, 9/25/30(a)	206,000	205,227

Neuberger Berman CLO XV, (3M USD LIBOR + 0.92%, 0.92% Floor), 1.04%, 10/15/29(a)(c)	541,000	541,528
	Par	Value
Other (Continued)
NRZ Advance Receivables Trust,
Series 2020-T3, Class AT3, 1.32%, 10/15/52(a)	$175,200	$175,149
Series 2020-T2, Class AT2, 1.48%, 9/15/53(a)	930,000	930,595

NRZ Excess Spread-Collateralized Notes, Series 2018-FNT1, Class A, 3.61%, 5/25/23(a)	139,359	139,429
Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.58%, 2/15/33(a)	158,771	159,048
OCP CLO Ltd., (3M USD LIBOR + 0.96%, 0.96% Floor), 1.08%, 7/15/30(a)(c)	585,000	585,000
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3M USD LIBOR + 0.97%, 0.97% Floor), 1.10%, 7/19/30(a)(c)	889,000	888,315
Ocwen Master Advance Receivables Trust, Series 2020-T1, Class AT1, 1.28%, 8/15/52(a)	954,000	953,706
Oportun Funding XIV LLC, Series 2021-A, Class A, 1.21%, 3/08/28(a)	143,000	143,018
Oportun Issuance Trust,
Series 2021-B, Class A, 1.47%, 5/08/31(a)	230,000	229,645
2.18%, 10/08/31(a)	803,000	803,100

Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 1.93%, 4/20/32(a)(c)	400,000	400,624
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3M USD LIBOR + 1.45%, 1.45% Floor), 1.57%, 6/21/32(a)(c)	915,000	914,092
Owl Rock Technology Financing LLC, Series 2020-1A, Class A, (3M USD LIBOR + 2.95%, 2.95% Floor), 3.08%, 1/15/31(a)(c)	788,000	788,837

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Parliament CLO II Ltd., Series 2021-2A, Class A, (3M USD LIBOR + 1.35%, 1.35% Floor), 1.48%, 8/20/32(a)(c)	$334,000	$333,669
Parliament Funding II Ltd., Series 2020-1A, Class A, (3M USD LIBOR + 2.45%, 2.45% Floor), 2.58%, 8/12/30(a)(c)	426,000	427,530
Pawneee Equipment Receivables LLC, 1.10%, 7/15/27(a)	177,000	176,520
PFS Financing Corp.,
Series 2019-A, Class B, 3.13%, 4/15/24(a)	603,000	609,951
Series 2020-F, Class A, 0.93%, 8/15/24(a)	186,000	186,806
Series 2020-F, Class B, 1.42%, 8/15/24(a)	100,000	100,328
Series 2019-C, Class A, 2.23%, 10/15/24(a)	100,000	101,717
1.27%, 6/15/25(a)	937,000	944,601
Series 2020-A, Class B, 1.77%, 6/15/25(a)	881,000	892,206
Series 2020-E, Class B, 1.57%, 10/15/25(a)	747,000	753,413
1.00%, 10/15/25(a)	134,000	134,067
0.97%, 2/15/26(a)	531,000	530,452
0.71%, 4/15/26(a)	333,000	330,084
0.96%, 4/15/26(a)	100,000	98,943
0.77%, 8/15/26(a)	317,000	313,240

PRET LLC, 10/25/51(a)(b)	961,000	960,827
Pretium Mortgage Credit Partners I LLC,
Series 2021-NPL2, Class A1, (Step to 3.11% on 7/27/24), 1.99%, 6/27/60(a)(e)	441,878	439,641
(Step to 3.27% on 11/27/24), 2.36%, 10/27/60(a)(e)	968,000	964,545

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	480,627	481,103
Telos CLO Ltd., Series 2014-5A, Class A1R, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.07%, 4/17/28(a)(c)	49,637	49,609
Towd Point Mortgage Trust,
Series 2017-2, Class A1, 2.75%, 4/25/57(a)	269,304	272,320
	Par	Value
Other (Continued)
Towd Point Mortgage Trust,
Series 2018-2, Class A1, 3.25%, 3/25/58(a)	$ 364,242	$ 373,489

TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32(a)	150,501	151,503
VCAT LLC,
Series 2021-NPL1, Class A1, (Step to 5.29% on 1/25/24), 2.29%, 12/26/50(a)(e)	101,587	101,686
Series 2021-NPL2, Class A1, (Step to 5.12% on 3/26/24), 2.12%, 3/27/51(a)(e)	346,527	346,765

VCP CLO II Ltd., Series 2021-2A, Class E, (3M USD LIBOR + 8.40%), 8.52%, 4/15/31(a)(c)(d)	1,119,000	1,127,324
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)(d)	446,000	443,231
Series 2021-1A, Class B, 2.85%, 10/20/31(a)(d)	398,000	397,685
Verizon Owner Trust,
Series 2019-A, Class B, 3.02%, 9/20/23	585,000	596,049
Series 2019-B, Class B, 2.40%, 12/20/23	605,000	616,122
Series 2019-C, Class B, 2.06%, 4/22/24	375,000	381,987

VOLT C LLC, Series 2021-NPL9, Class A1, 1.99%, 5/25/51(a)	347,554	346,534
VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.24%, 2/27/51(a)	370,204	369,568
VOLT XCV LLC, Series 2021-NPL4, Class A1, 2.24%, 3/27/51(a)	415,083	413,705
Volvo Financial Equipment LLC, Series 2019-1A, Class A4, 3.13%, 11/15/23(a)	302,000	307,337
Wellfleet CLO Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 0.91%), 1.04%, 4/20/28(a)(c)	182,449	182,453
Whitebox CLO II Ltd., Series 2020-2A, Class A1, (3M USD LIBOR + 1.75%, 1.75% Floor), 1.88%, 10/24/31(a)(c)	963,000	964,172

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Woodmont Trust, Series 2019-6A, Class A1R, (3M USD LIBOR + 1.48%, 1.48% Floor), 1.60%, 7/15/31(a)(c)	$526,000	$ 525,463
Zais CLO 7 Ltd., Series 2017-2A, Class A, (3M USD LIBOR + 1.29%), 1.41%, 4/15/30(a)(c)	311,757	311,461
		50,370,187
Student Loan – 0.0%(f)
SMB Private Education Loan Trust 2021-A, Series 2021-A, Class A1, (1M USD LIBOR + 0.50%), 0.58%, 1/15/53(a)(c)	52,928	52,991
Whole Loan – 1.5%
BRAVO Residential Funding Trust, Series 2019-1, Class A1C, 3.50%, 3/25/58(a)	160,472	163,461
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.90%, 6/25/36(a)	177,687	177,658
CFMT LLC,
Series 2021-HB5, Class A, 0.80%, 2/25/31(a)(g)	391,216	391,024
1.15%, 10/27/31(a)	187,000	187,000
2.12%, 10/27/31(a)	192,000	192,000
CIM Trust,
Series 2017-7, Class A, 3.00%, 4/25/57(a)	89,625	90,718
Series 2018-R3, Class A1, 5.00%, 12/25/57(a)	247,474	258,528
PRPM LLC,
Series 2020-5, Class A1, (Step to 6.10% on 11/25/23), 3.10%, 11/25/25(a)(e)	474,101	474,321
Series 2021-2, Class A1, 2.12%, 3/25/26(a)(g)	328,734	328,025
2.36%, 10/25/26(a)(g)	486,000	485,635

RCO VII Mortgage LLC, (Step to 5.12% on 10/25/24), 2.12%, 9/25/26(a)(e)	426,849	424,925
		3,173,295
Total Asset-Backed Securities (Cost $82,172,692)		82,607,849

	Number of Shares	Value
Common Stocks – 0.5%
Real Estate – 0.3%
Copper Property CTL Pass Through Trust(h)*	25,536	$501,272
Retail – 0.0%(f)
J.C. Penney Earnout(h)*	3,405	35,752
Transportation – 0.2%
PHI Group, Inc.(i)*	30,348	424,872
Total Common Stocks (Cost $751,878)		961,896

Private Placement – 0.1%
Transportation – 0.1%
PHI Group, Inc.(h)(i)*	14,039	196,546
Total Private Placement (Cost $110,837)		196,546

	Par	Value
Corporate Bonds – 1.4%
Coal – 0.2%
Natural Resource Partners L.P./NRP Finance Corp., 9.12%, 6/30/25(a)	$391,000	393,698
Diversified Financial Services – 0.5%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	936,000	971,100
Food Service – 0.1%
Aramark Services, Inc., 6.38%, 5/01/25(a)	159,000	167,330
Housewares – 0.0%(f)
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	104,000	109,850
Investment Management Companies – 0.2%
Golub Capital BDC, Inc., 3.38%, 4/15/24	513,000	531,484
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(a)	164,000	186,652

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Telecommunications – 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	$381,000	$ 405,723
Frontier Communications Holdings LLC, 5.87%, 10/15/27(a)	137,000	143,508
		549,231
Total Corporate Bonds (Cost $2,771,311)		2,909,345

Foreign Issuer Bonds – 0.4%
Canada – 0.3%
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 7/15/26(a)	470,000	577,196
Ireland – 0.1%
Cimpress PLC, 7.00%, 6/15/26(a)	175,000	181,781
Total Foreign Issuer Bonds (Cost $603,751)		758,977

Mortgage-Backed Securities – 1.3%
Federal Home Loan Mortgage Corporation – 0.8%
Multifamily Structured Pass Through Certificates,
Series K024, Class A2, 2.57%, 9/25/22	51,966	52,794
Series K042, Class A1, 2.27%, 6/25/24	84,868	86,760
Real Estate Mortgage Investment Conduits,
Series 4336, Class WV, 3.00%, 10/15/25	215,825	216,999
Series 4387, Class VA, 3.00%, 2/15/26	289,507	293,110
Series 4220, Class EH, 2.50%, 6/15/28	352,878	363,671
Series 4311, Class QC, 2.25%, 10/15/28	351,347	360,652
Series 4162, Class P, 3.00%, 2/15/33	255,957	268,470
		1,642,456
Federal National Mortgage Association – 0.2%
Interest Strip, Series 284, Class 1, 0.00%, 7/25/27(j)	96,720	92,107
	Par	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2014-3, Class AM, 2.50%, 1/25/32	$ 131,659	$ 133,826
Series 2012-144, Class PD, 3.50%, 4/25/42	137,137	143,918
		369,851
Government National Mortgage Association – 0.3%
Series 2012-150, Class IO, 0.54%, 11/16/52(g)	1,510,705	26,643
Series 2015-108, Class IO, 0.53%, 10/16/56(g)	120,817	3,791
Series 2015-7, Class IO, 0.55%, 1/16/57(g)	2,090,598	65,515
Series 2020-42, Class IO, 1.00%, 3/16/62(g)	1,580,590	120,029
Series 2020-43, Class IO, 1.28%, 11/16/61(g)	1,041,449	89,109
Series 2020-71, Class IO, 1.12%, 1/16/62(g)	1,745,809	141,537
Series 2020-75, Class IO, 0.97%, 2/16/62(g)	2,719,131	203,097
		649,721
Total Mortgage-Backed Securities (Cost $3,178,004)		2,662,028

Term Loans – 2.9%
Advertising – 0.5%
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, (3M USD LIBOR + 3.25%, 0.75% Floor), 4.00%, 9/27/24(c)	472,144	470,963
ABG Intermediate Holdings 2 LLC, Amendment No. 5 Incremental Term Loan, (1M USD LIBOR + 5.25%, 1.00% Floor), 5.34%, 9/27/27(c)	198,000	198,000
CB Poly Investments LLC, Closing Date Term Loan, (3M USD LIBOR + 4.50%), 5.50%, 8/16/23(c)	373,900	371,189
		1,040,152

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Commercial Services – 0.4%
Cimpress PLC, Tranche B-1 Term Loan, (1M USD LIBOR + 3.50%, 0.50% Floor), 4.00%, 5/17/28(c)	$271,320	$271,404
MediaCo Holding, Inc., Term Loan, (1M USD LIBOR + 4.00%, 1.00% Floor), 4.50%, 11/25/24(c)(h)	688,028	638,783
		910,187
Environmental Control – 0.2%
Packers Holdings LLC, Initial Term Loan (2021), (3M USD LIBOR + 3.25%), 4.00%, 3/09/28(c)	324,383	322,966
Healthcare - Services – 0.5%
GHX Ultimate Parent Corp., Initial Term Loan, (3M USD LIBOR + 3.25%, 0.50% Floor), 4.25%, 6/28/24(c)	479,058	478,761
Heartland Dental LLC, 2021 Incremental Term Loan,
(1M USD LIBOR + 4.00%, 1.00% Floor), 4.09%, 4/30/25(c)	341,145	340,220
4/30/25 (k)	134,663	134,298
		953,279
Insurance – 0.3%
Asurion LLC, New B-7 Term Loan, (1M USD LIBOR + 3.00%), 3.09%, 11/03/24(c)	649,962	644,885
Retail – 0.0%(f)
J.C. Penney Corp., Inc., Loan, (h)(l)	233,386	1,167
Software – 0.5%
Applied Systems, Inc., Closing Date Term Loan,
(3M USD LIBOR + 3.25%, 0.50% Floor), 3.75%, 9/19/24(c)	282,000	281,582
9/19/24 (k)	38,000	37,944

Azalea Topco, Inc., Initial Term Loan, 7/24/26(k)	320,183	317,702
Polaris Newco LLC, Dollar Term Loan, (3M USD LIBOR + 4.00%), 4.50%, 6/02/28(c)	316,000	316,607
		953,835
	Par	Value
Telecommunications – 0.3%
Frontier Communications Corp., TLB, (3M USD LIBOR + 3.75%, 1.00% Floor), 4.50%, 5/01/28(c)	$368,150	$ 367,414
Windstream Services II LLC, Initial Term Loan, (1M USD LIBOR + 6.25%), 7.25%, 9/21/27(c)	312,030	313,006
		680,420
Transportation – 0.2%
Hanjin International Corp., Loan,
(3M USD LIBOR + 5.00%), 5.50%, 12/23/22(c)	424,000	425,590
12/23/22 (k)	3,000	3,011
		428,601
Total Term Loans (Cost $5,923,426)		5,935,492

	Number of Shares
Warrants – 0.0%(f)
Telecommunications – 0.0%(f)
Windstream Services LLC (h)*	318	4,611
Total Warrants (Cost $146,140)		4,611

Investment Companies – 44.1%
Schwab Intermediate-Term U.S. Treasury ETF	513,540	28,871,219
Schwab Short-Term U.S. Treasury ETF	474,725	24,225,217
Vanguard Intermediate-Term Corporate Bond ETF	85,178	7,997,362
Vanguard Mortgage-Backed Securities ETF	117,684	6,250,197
Vanguard Short-Term Corporate Bond ETF	182,282	14,925,250
Vanguard Short-Term Inflation-Protected Securities ETF	152,121	7,920,941
Total Investment Companies (Cost $90,594,459)		90,190,186

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Number of Shares	Value
Short-Term Investments – 10.9%
Money Market Fund – 10.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(m)	22,257,750	$ 22,257,750
Total Short-Term Investments (Cost $22,257,750)		22,257,750
Total Investments – 101.9% (Cost $208,510,248)		208,484,680
Liabilities less Other Assets – (1.9)%		(3,823,925)
NET ASSETS – 100.0%		$204,660,755
Percentages shown are based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(b)	When-issued security. Coupon rate was not yet in effect at October 31, 2021.
(c)	Variable rate security. Rate as of October 31, 2021 is disclosed.
(d)	Restricted security that has been deemed illiquid. At October 31, 2021, the value of these restricted illiquid securities amounted to $4,064,446 or 1.99% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
ABPCI Direct Lending Fund ABS I Ltd., 4.94%, 12/20/30	12/16/20	$ 891,000
Cerberus Loan Funding XXXIV L.P., 1.63%, 8/13/33	7/27/21	403,705
Grand Avenue CRE, 1.59%, 6/15/37	3/18/21	189,103
Monroe Capital ABS Funding Ltd., 2.82%, 4/22/31	2/18/21-3/25/21	402,757
Monroe Capital ABS Funding Ltd., 3.91%, 4/22/31	2/18/21	221,000
VCP CLO II Ltd., 8.52%, 4/15/31	2/05/21	1,085,430
VCP RRL ABS I Ltd., 2.15%, 10/20/31	7/28/21	446,000
VCP RRL ABS I Ltd., 2.85%, 10/20/31	7/28/21	398,000

(e)	Step coupon bond. Rate as of October 31, 2021 is disclosed.
(f)	Amount rounds to less than 0.05%.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2021 is disclosed.
(h)	Investment is valued using significant unobservable inputs (Level 3) (See table below).
(i)	This restricted security constituted 0.30% of total net assets at October 31, 2021. This security is not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale.
(j)	Zero coupon bond.
(k)	Position is unsettled. Contract rate was not determined at October 31, 2021 and does not take effect until settlement date.
(l)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(m)	7-day current yield as of October 31, 2021 is disclosed.
*	Non-income producing security

Abbreviations:
1M	1 Month
3M	3 Month
ABS	Asset-Backed Security
BDC	Business Development Company
CLO	Collateralized Loan Obligation
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
ETF	Exchange-Traded Fund
IO	Interest Only
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	United States Secured Overnight Financing Rate
Strip	Separate Trading of Registered Interest and Principal
USD	United States Dollar
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$82,607,849	$ —	$ 82,607,849
Common Stocks	—	424,872	537,024	961,896
Private Placement	—	—	196,546	196,546
Corporate Bonds	—	2,909,345	—	2,909,345
Foreign Issuer Bonds	—	758,977	—	758,977
Mortgage-Backed Securities	—	2,662,028	—	2,662,028
Term Loans	—	5,295,542	639,950	5,935,492
Warrants	—	—	4,611	4,611
Investment Companies	90,190,186	—	—	90,190,186
Short-Term Investments	22,257,750	—	—	22,257,750
Total Investments	$112,447,936	$94,658,613	$1,378,131	$208,484,680
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of October 31, 2021:
Financial Assets	Fair Value at 10/31/21	Valuation Technique(s)	Unobservable Inputs	Price/Range
Common Stocks	$537,024	Third Party Broker Quotes	Quotes/Prices	$10.50 - $19.63
Private Placement	$196,546	Similar Security Price	Quotes/Prices	$14.00
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Financial Assets	Fair Value at 10/31/21	Valuation Technique(s)	Unobservable Inputs	Price/Range
Term Loans	$639,950	Third Party Broker Quotes	Quotes/Prices	$0.50 - $93.00
Warrants	$ 4,611	Third Party Broker Quotes	Quotes/Prices	$14.50
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Par (a)	Value
Asset-Backed Securities – 1.7%
Commercial Mortgage-Backed Securities – 0.7%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.94%, 5/10/47(b)(c)	$175,000	$ 162,236
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(b)	100,000	99,046
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 5.16%, 8/10/44(b)(c)	315,000	151,200
Series 2011-GC5, Class C, 5.16%, 8/10/44(b)(c)	35,000	29,838
Series 2013-GC13, Class C, 4.06%, 7/10/46(b)(c)	320,000	300,584
Series 2014-GC22, Class D, 4.69%, 6/10/47(b)(c)	50,000	44,411

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(b)	100,000	99,384
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.35%, 8/15/46(c)	110,000	79,785
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(b)(c)	100,000	84,612
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class C, 4.46%, 8/15/50	75,000	45,750
Series 2016-C36, Class C, 4.18%, 11/15/59(c)	45,000	39,504
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 5.43%, 3/15/44(b)(c)	210,870	102,736
Series 2012-C7, Class D, 4.80%, 6/15/45(b)(c)	320,000	174,118
Series 2012-C10, Class C, 4.35%, 12/15/45(c)	120,000	105,741
		1,518,945
	Par (a)	Value
Other – 1.0%
AIG CLO Ltd., Series 2021-2A, Class E, (3M USD LIBOR + 6.50%, 6.50% Floor), 6.59%, 7/20/34(b)(d)	$250,000	$ 249,968
CarVal CLO I Ltd., Series 2018-1A, Class D, (3M USD LIBOR + 2.89%), 3.01%, 7/16/31(b)(d)	265,000	265,000
NYACK Park CLO Ltd., Series 2021-1A, Class E, (3M USD LIBOR + 6.10%, 6.10% Floor), 6.22%, 10/20/34(b)(d)(e)	250,000	250,001
Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, (3M USD LIBOR + 6.75%, 6.75% Floor), 6.87%, 10/15/34(b)(d)	250,000	251,182
OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, (3M USD LIBOR + 6.25%, 6.25% Floor), 6.38%, 7/02/35(b)(d)	250,000	248,168
OZLM XXIII Ltd., Series 2019-23A, Class DR, (3M USD LIBOR + 3.75%, 3.75% Floor), 3.87%, 4/15/34(b)(d)	280,000	281,049
Palmer Square CLO Ltd., Series 2018-3A, Class D, (3M USD LIBOR + 4.40%, 4.40% Floor), 4.53%, 8/15/26(b)(d)	250,000	250,004
Pikes Peak CLO 4, Series 2019-4A, Class ER, (3M USD LIBOR + 6.61%, 6.61% Floor), 6.73%, 7/15/34(b)(d)	250,000	248,349
Progress Residential,
Series 2021-SFR3, Class F, 3.44%, 5/17/26(b)	100,000	100,178
Series 2021-SFR4, Class F, 3.41%, 5/17/38(b)	145,000	144,422

VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.83%, 3/27/51(b)	100,000	99,405
		2,387,726
Total Asset-Backed Securities (Cost $4,159,066)		3,906,671

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Common Stocks – 0.8%
Aerospace/Defense – 0.0%(f)
Lockheed Martin Corp.	121	$ 40,211
Auto Manufacturers – 0.0%(f)
Cummins, Inc.	99	23,744
Banks – 0.0%(f)
Morgan Stanley	511	52,521
Beverages – 0.0%(f)
Coca-Cola (The) Co.	811	45,716
Chemicals – 0.0%(f)
Hexion Holdings Corp., Class B*	434	9,982
Commercial Services – 0.0%(f)
Automatic Data Processing, Inc.	113	25,367
Computers – 0.1%
Accenture PLC, Class A	157	56,330
Apple, Inc.	318	47,636
		103,966
Cosmetics/Personal Care – 0.0%(f)
Procter & Gamble (The) Co.	326	46,615
Diversified Financial Services – 0.0%(f)
BlackRock, Inc.	56	52,834
Electric – 0.1%
Duke Energy Corp.	462	47,129
NextEra Energy, Inc.	532	45,395
		92,524
Engineering & Construction – 0.0%(f)
Mcdermott International Ltd.*	1,932	773
Healthcare - Products – 0.0%(f)
Abbott Laboratories	332	42,791
Healthcare - Services – 0.1%
Anthem, Inc.	130	56,567
UnitedHealth Group, Inc.	121	55,717
		112,284
Machinery - Diversified – 0.0%(f)
Deere & Co.	121	41,419
Media – 0.0%(f)
Comcast Corp., Class A	745	38,315
Mining – 0.0%(f)
Newmont Corp.	737	39,798
	Number of Shares	Value
Oil & Gas – 0.0%(f)
Battalion Oil Corp.*	363	$ 3,488
Chevron Corp.	393	44,995
		48,483
Pharmaceuticals – 0.1%
Johnson & Johnson	253	41,209
Merck & Co., Inc.	559	49,220
		90,429
Pipelines – 0.0%(f)
Williams (The) Cos., Inc.	1,715	48,174
Real Estate Investment Trusts – 0.0%(f)
American Tower Corp.	191	53,856
Retail – 0.1%
Home Depot (The), Inc.	78	28,996
Starbucks Corp.	378	40,094
Walmart, Inc.	309	46,171
		115,261
Semiconductors – 0.0%(f)
Texas Instruments, Inc.	124	23,248
Software – 0.0%(f)
Clarivate PLC*	78	1,829
Microsoft Corp.	171	56,707
		58,536
Telecommunications – 0.2%
Cisco Systems, Inc.	884	49,478
T-Mobile U.S., Inc.*	4,349	500,265
		549,743
Transportation – 0.1%
Union Pacific Corp.	193	46,590
United Parcel Service, Inc., Class B	250	53,368
		99,958
Total Common Stocks (Cost $1,759,310)		1,856,548

	Par (a)
Convertible Bonds – 1.7%
Airlines – 0.2%
JetBlue Airways Corp., 0.50%, 4/01/26(b)	$ 60,000	57,613
Southwest Airlines Co., 1.25%, 5/01/25	270,000	379,013
		436,626

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Biotechnology – 0.4%
BioMarin Pharmaceutical, Inc.,
0.60%, 8/01/24	$ 140,000	$ 144,116

1.25%, 5/15/27	650,000	654,047

Ionis Pharmaceuticals, Inc., 0.00%, 4/01/26(b)(g)	80,000	72,464
Livongo Health, Inc., 0.87%, 6/01/25	75,000	108,981
		979,608
Entertainment – 0.0%(f)
Penn National Gaming, Inc., 2.75%, 5/15/26	25,000	78,773
Healthcare - Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27	410,000	419,471
Internet – 0.2%
Palo Alto Networks, Inc., 0.38%, 6/01/25	155,000	270,956
Twitter, Inc., 0.00%, 3/15/26(b)(g)	130,000	119,139
Uber Technologies, Inc., 0.00%, 12/15/25(b)(g)	115,000	110,633
Zillow Group, Inc., 1.37%, 9/01/26	5,000	12,169
		512,897
Leisure Time – 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26(b)(g)	95,000	84,513
Media – 0.6%
DISH Network Corp.,
2.38%, 3/15/24	135,000	130,950

0.00%, 12/15/25(b)(g)	100,000	114,753

3.37%, 8/15/26	1,195,000	1,217,509
		1,463,212
Software – 0.0%(f)
Zynga, Inc., 0.00%, 12/15/26(b)(g)	45,000	43,234
Total Convertible Bonds (Cost $3,848,325)		4,018,334

Number of Shares
Convertible Preferred Stocks – 0.3%
Agriculture – 0.1%
Bunge Ltd., 4.88%	2,253	286,401
	Number of Shares	Value
Software – 0.1%
Clarivate PLC, 5.25%	1,690	$155,396
Telecommunications – 0.1%
2020 Cash Mandatory Exchangeable Trust(b)(e)*	250	261,627
Total Convertible Preferred Stocks (Cost $678,937)		703,424

	Par (a)
Corporate Bonds – 21.6%
Advertising – 0.2%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 4/15/28(b)	$105,000	108,723
7.50%, 6/01/29(b)	120,000	122,745

Midas OpCo Holdings LLC, 5.63%, 8/15/29(b)	80,000	81,492
Terrier Media Buyer, Inc., 8.87%, 12/15/27(b)	45,000	47,587
		360,547
Aerospace/Defense – 0.4%
Moog, Inc., 4.25%, 12/15/27(b)	15,000	15,441
Spirit AeroSystems, Inc.,
7.50%, 4/15/25(b)	220,000	232,265
4.60%, 6/15/28	405,000	399,836

TransDigm, Inc., 5.50%, 11/15/27	225,000	230,344
Triumph Group, Inc., 6.25%, 9/15/24(b)	75,000	74,884
		952,770
Airlines – 0.7%
American Airlines, Inc., 11.75%, 7/15/25(b)	175,000	216,781
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(b)	170,000	178,330
5.75%, 4/20/29(b)	715,000	769,519

Delta Air Lines, Inc., 7.37%, 1/15/26	108,000	127,020
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	175,000	183,750
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.87%, 1/15/26	44,900	47,291

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Airlines (Continued)
United Airlines, Inc.,
4.38%, 4/15/26(b)	$ 75,000	$ 77,585
4.63%, 4/15/29(b)	110,000	113,408
		1,713,684
Apparel – 0.0%(f)
Hanesbrands, Inc., 4.88%, 5/15/26(b)	35,000	37,414
Auto Manufacturers – 0.9%
Ford Motor Co.,
8.50%, 4/21/23	505,000	553,732
9.00%, 4/22/25	940,000	1,130,350
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(h)(i)	190,000	205,675
(3M USD LIBOR + 3.44%), 6.50%, 9/30/28(h)(i)	155,000	173,600
(5Y US Treasury CMT + 5.00%), 5.70%, 9/30/30(h)(i)	60,000	69,150
		2,132,507
Auto Parts & Equipment – 0.2%
Dana, Inc., 4.25%, 9/01/30	35,000	35,418
Goodyear Tire & Rubber (The) Co.,
5.00%, 5/31/26	285,000	291,769
5.00%, 7/15/29(b)	5,000	5,275

Meritor, Inc., 4.50%, 12/15/28(b)	45,000	44,775
Tenneco, Inc., 7.87%, 1/15/29(b)	45,000	49,219
Wheel Pros, Inc., 6.50%, 5/15/29(b)	55,000	53,556
		480,012
Banks – 0.1%
Freedom Mortgage Corp., 7.63%, 5/01/26(b)	220,000	214,500
Beverages – 0.1%
Triton Water Holdings, Inc., 6.25%, 4/01/29(b)	110,000	109,812
Building Materials – 0.4%
Builders FirstSource, Inc.,
5.00%, 3/01/30(b)	290,000	306,312
4.25%, 2/01/32(b)	60,000	60,476

Cornerstone Building Brands, Inc., 6.12%, 1/15/29(b)	145,000	150,438
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)	55,000	53,213
	Par (a)	Value
Building Materials (Continued)

Masonite International Corp., 5.38%, 2/01/28(b)	$160,000	$ 168,000
Patrick Industries, Inc., 4.75%, 5/01/29(b)	90,000	89,325
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(b)	40,000	41,900
Victors Merger Corp., 6.37%, 5/15/29(b)	105,000	98,700
		968,364
Chemicals – 0.2%
Chemours (The) Co., 5.38%, 5/15/27	60,000	63,300
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.12%, 6/15/28(b)	50,000	51,750
Diamond B.C. B.V., 4.63%, 10/01/29(b)	50,000	50,350
Olin Corp.,
5.62%, 8/01/29	20,000	21,845
5.00%, 2/01/30	135,000	142,425

Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(b)	100,000	99,750
		429,420
Coal – 0.0%(f)
SunCoke Energy, Inc., 4.88%, 6/30/29(b)	35,000	34,738
Commercial Services – 0.6%
ADT Security (The) Corp., 4.13%, 8/01/29(b)	330,000	325,258
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(b)	160,000	167,200
Deluxe Corp., 8.00%, 6/01/29(b)	80,000	84,200
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	180,000	164,177
Nielsen Finance LLC/Nielsen Finance Co.,
5.63%, 10/01/28(b)	190,000	197,550
5.87%, 10/01/30(b)	180,000	188,424
Sabre GLBL, Inc.,
9.25%, 4/15/25(b)	175,000	202,240
7.37%, 9/01/25(b)	65,000	69,063
		1,398,112

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Computers – 0.1%
NCR Corp.,
5.00%, 10/01/28(b)	$ 75,000	$ 75,937
5.25%, 10/01/30(b)	80,000	82,400
Presidio Holdings, Inc.,
4.87%, 2/01/27(b)	25,000	25,438
8.25%, 2/01/28(b)	25,000	26,562
		210,337
Distribution/Wholesale – 0.0%(f)
Resideo Funding, Inc., 4.00%, 9/01/29(b)	80,000	76,500
Diversified Financial Services – 1.6%
Aircastle Ltd., (5Y US Treasury CMT + 4.41%), 5.25%, 6/15/26(b)(h)(i)	45,000	46,125
Cobra AcquisitionCo LLC, 6.37%, 11/01/29(b)	235,000	232,296
Coinbase Global, Inc., 3.63%, 10/01/31(b)	40,000	38,100
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(b)	200,000	202,712
LFS Topco LLC, 5.87%, 10/15/26(b)	75,000	77,156
Midcap Financial Issuer Trust,
6.50%, 5/01/28(b)	120,000	124,500
5.63%, 1/15/30(b)	200,000	196,750

Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(b)	360,000	376,200
Navient Corp.,
6.12%, 3/25/24	220,000	235,400
5.00%, 3/15/27	300,000	305,919
4.88%, 3/15/28	230,000	230,575
OneMain Finance Corp.,
6.87%, 3/15/25	140,000	156,275
8.87%, 6/01/25	45,000	48,656
3.50%, 1/15/27	265,000	259,038

Provident Funding Associates L.P./PFG Finance Corp., 6.37%, 6/15/25(b)	140,000	140,700
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26(b)	480,000	476,700
3.63%, 3/01/29(b)	105,000	104,213
3.88%, 3/01/31(b)	100,000	98,780
4.00%, 10/15/33(b)	320,000	315,171
		3,665,266
	Par (a)	Value
Electric – 0.4%
Calpine Corp., 5.13%, 3/15/28(b)	$465,000	$462,675
NRG Energy, Inc., 5.25%, 6/15/29(b)	10,000	10,650
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	45,000	46,575
PG&E Corp.,
5.00%, 7/01/28	110,000	114,400
5.25%, 7/01/30	15,000	15,671

Talen Energy Supply LLC, 7.62%, 6/01/28(b)	200,000	191,000
		840,971
Electrical Component & Equipment – 0.1%
Energizer Holdings, Inc., 4.38%, 3/31/29(b)	165,000	158,111
Engineering & Construction – 0.0%(f)
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/01/26(b)	100,000	104,700
Entertainment – 0.7%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(b)	45,000	48,319
Boyne USA, Inc., 4.75%, 5/15/29(b)	50,000	51,125
Caesars Entertainment, Inc.,
6.25%, 7/01/25(b)	110,000	115,704
4.63%, 10/15/29(b)	120,000	120,576

Everi Holdings, Inc., 5.00%, 7/15/29(b)	40,000	40,950
International Game Technology PLC, 4.13%, 4/15/26(b)	200,000	205,500
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29(b)	35,000	35,788
Live Nation Entertainment, Inc.,
4.75%, 10/15/27(b)	165,000	168,300
3.75%, 1/15/28(b)	85,000	84,150

Mohegan Gaming & Entertainment, 8.00%, 2/01/26(b)	75,000	77,250
Scientific Games International, Inc., 7.00%, 5/15/28(b)	285,000	307,928
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(b)	75,000	76,406

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Entertainment (Continued)

Speedway Motorsports LLC/Speedway Funding II, Inc., 4.87%, 11/01/27(b)	$ 60,000	$ 61,237
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.12%, 10/01/29(b)	125,000	125,312
		1,518,545
Environmental Control – 0.0%(f)
Madison IAQ LLC, 5.88%, 6/30/29(b)	80,000	79,400
Food – 0.5%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29(b)	95,000	105,093
Kraft Heinz Foods Co., 3.00%, 6/01/26	218,000	228,040
Performance Food Group, Inc.,
5.50%, 10/15/27(b)	120,000	125,100
4.25%, 8/01/29(b)	95,000	95,000
Post Holdings, Inc.,
5.50%, 12/15/29(b)	5,000	5,319
4.62%, 4/15/30(b)	135,000	135,675
4.50%, 9/15/31(b)	170,000	166,588

Simmons Foods, Inc., 4.63%, 3/01/29(b)	110,000	111,100
TreeHouse Foods, Inc., 4.00%, 9/01/28	120,000	114,612
		1,086,527
Food Service – 0.0%(f)
Aramark Services, Inc., 5.00%, 2/01/28(b)	20,000	20,450
Healthcare - Products – 0.1%
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29(b)	135,000	137,025
Healthcare - Services – 0.7%
AHP Health Partners, Inc., 5.75%, 7/15/29(b)	75,000	75,375
DaVita, Inc., 3.75%, 2/15/31(b)	230,000	217,925
Encompass Health Corp., 4.75%, 2/01/30	115,000	117,875
HCA, Inc., 5.37%, 9/01/26	355,000	404,291
LifePoint Health, Inc., 5.38%, 1/15/29(b)	230,000	225,400
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	65,000	65,000
	Par (a)	Value
Healthcare - Services (Continued)
Select Medical Corp., 6.25%, 8/15/26(b)	$ 30,000	$ 31,379
Tenet Healthcare Corp.,
6.25%, 2/01/27(b)	150,000	155,813
4.63%, 6/15/28(b)	20,000	20,725
6.12%, 10/01/28(b)	220,000	230,989

US Acute Care Solutions LLC, 6.37%, 3/01/26(b)	70,000	72,625
		1,617,397
Home Builders – 0.1%
Forestar Group, Inc., 3.85%, 5/15/26(b)	25,000	25,000
Installed Building Products, Inc., 5.75%, 2/01/28(b)	25,000	26,187
KB Home, 4.80%, 11/15/29	50,000	53,875
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(b)	125,000	137,615
		242,677
Home Furnishings – 0.0%(f)
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)	90,000	89,186
Insurance – 0.1%
AmWINS Group, Inc., 4.88%, 6/30/29(b)	130,000	129,594
AssuredPartners, Inc., 5.63%, 1/15/29(b)	85,000	84,363
BroadStreet Partners, Inc., 5.87%, 4/15/29(b)	80,000	78,600
		292,557
Internet – 0.7%
ANGI Group LLC, 3.88%, 8/15/28(b)	95,000	92,863
Arches Buyer, Inc., 6.12%, 12/01/28(b)	40,000	40,450
Endure Digital, Inc., 6.00%, 2/15/29(b)	275,000	253,000
Netflix, Inc.,
5.37%, 11/15/29(b)	170,000	205,051
4.88%, 6/15/30(b)	435,000	511,125
Uber Technologies, Inc.,
7.50%, 9/15/27(b)	350,000	382,847
6.25%, 1/15/28(b)	80,000	85,904
		1,571,240

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Investment Management Companies – 0.4%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 5/15/26	$ 55,000	$ 57,612
5.25%, 5/15/27	675,000	702,000
4.38%, 2/01/29	80,000	80,354
		839,966
Iron/Steel – 0.3%
Allegheny Technologies, Inc.,
5.87%, 12/01/27	60,000	63,000
4.88%, 10/01/29	75,000	74,948
5.13%, 10/01/31	80,000	79,696

Carpenter Technology Corp., 6.37%, 7/15/28	20,000	21,154
Cleveland-Cliffs, Inc.,
9.87%, 10/17/25(b)	93,000	106,485
6.75%, 3/15/26(b)	35,000	37,275
4.63%, 3/01/29(b)	180,000	186,525
4.88%, 3/01/31(b)	145,000	150,981

United States Steel Corp., 6.87%, 3/01/29	60,000	64,200
		784,264
Leisure Time – 0.9%
Carnival Corp.,
5.75%, 3/01/27(b)	535,000	544,362
5/01/29 (b)(j)	75,000	74,953
NCL Corp. Ltd.,
5.87%, 3/15/26(b)	320,000	320,800
5.88%, 3/15/26	5,000	5,013

NCL Finance Ltd., 6.12%, 3/15/28(b)	55,000	55,481
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	215,000	208,550
3.70%, 3/15/28	95,000	90,013
5.50%, 4/01/28(b)	445,000	452,787

Viking Cruises Ltd., 5.87%, 9/15/27(b)	55,000	53,144
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29(b)	175,000	173,687
VOC Escrow Ltd., 5.00%, 2/15/28(b)	85,000	84,363
		2,063,153
	Par (a)	Value
Lodging – 0.6%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/01/29(b)	$ 255,000	$ 260,036
4.87%, 7/01/31(b)	90,000	89,539
Marriott Ownership Resorts, Inc.,
4.75%, 1/15/28	265,000	269,638
4.50%, 6/15/29(b)	60,000	60,000

MGM Resorts International, 5.50%, 4/15/27	260,000	280,150
Travel + Leisure Co.,
6.62%, 7/31/26(b)	255,000	284,753
6.00%, 4/01/27	10,000	10,875
4.63%, 3/01/30(b)	130,000	134,891
		1,389,882
Machinery - Diversified – 0.0%(f)
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	50,000	50,500
Media – 2.3%
AMC Networks, Inc., 4.25%, 2/15/29	205,000	201,925
Audacy Capital Corp., 6.75%, 3/31/29(b)	190,000	188,338
Block Communications, Inc., 4.88%, 3/01/28(b)	20,000	20,400
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/01/30(b)	1,180,000	1,218,350
4.50%, 8/15/30(b)	105,000	106,877
4.50%, 5/01/32	55,000	55,260
4.25%, 1/15/34(b)	110,000	106,679
CSC Holdings LLC,
5.75%, 1/15/30(b)	500,000	493,350
4.63%, 12/01/30(b)	400,000	366,500
4.50%, 11/15/31(b)	400,000	387,560
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.37%, 8/15/26(b)	175,000	98,875
6.62%, 8/15/27(b)	90,000	26,839

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.87%, 8/15/27(b)	270,000	279,896
DISH DBS Corp.,
7.75%, 7/01/26	310,000	344,487
7.37%, 7/01/28	65,000	68,331
5.13%, 6/01/29	270,000	259,875

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Media (Continued)

Gray Escrow II, Inc., 11/15/31(b)(j)	$ 35,000	$ 35,350
Gray Television, Inc., 4.75%, 10/15/30(b)	245,000	241,664
iHeartCommunications, Inc., 4.75%, 1/15/28(b)	180,000	181,125
Mav Acquisition Corp.,
5.75%, 8/01/28(b)	120,000	117,894
8.00%, 8/01/29(b)	120,000	116,700

Nexstar Media, Inc., 5.62%, 7/15/27(b)	20,000	21,100
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28(b)	185,000	185,000
Scripps Escrow II, Inc., 5.38%, 1/15/31(b)	80,000	78,300
Sinclair Television Group, Inc., 5.13%, 2/15/27(b)	120,000	115,350
Townsquare Media, Inc., 6.87%, 2/01/26(b)	35,000	36,575
Univision Communications, Inc., 6.62%, 6/01/27(b)	80,000	86,545
		5,439,145
Mining – 0.3%
Freeport-McMoRan, Inc.,
4.25%, 3/01/30	280,000	295,400
4.62%, 8/01/30	205,000	221,656
5.40%, 11/14/34	20,000	24,432

Novelis Corp., 4.75%, 1/30/30(b)	180,000	187,200
		728,688
Miscellaneous Manufacturing – 0.0%(f)
Hillenbrand, Inc., 5.75%, 6/15/25	50,000	52,688
Office/Business Equipment – 0.2%
Pitney Bowes, Inc., 6.88%, 3/15/27(b)	135,000	139,725
Xerox Holdings Corp.,
5.00%, 8/15/25(b)	100,000	103,875
5.50%, 8/15/28(b)	100,000	101,126
		344,726
Oil & Gas – 2.5%
Antero Resources Corp., 7.62%, 2/01/29(b)	65,000	71,988
Apache Corp.,
4.25%, 1/15/30	150,000	159,375
4.75%, 4/15/43	15,000	16,425
5.35%, 7/01/49	125,000	143,507
	Par (a)	Value
Oil & Gas (Continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/26(b)	$130,000	$134,225
5.88%, 6/30/29(b)	80,000	80,982

California Resources Corp., 7.12%, 2/01/26(b)	30,000	31,649
Callon Petroleum Co., 8.00%, 8/01/28(b)	175,000	176,312
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 4/15/25(b)	35,000	38,019
Centennial Resource Production LLC, 6.87%, 4/01/27(b)	75,000	76,688
Chesapeake Energy Corp., 5.50%, 2/01/26(b)	30,000	31,275
Comstock Resources, Inc., 6.75%, 3/01/29(b)	80,000	86,000
Continental Resources, Inc.,
4.50%, 4/15/23	14,000	14,559
3.80%, 6/01/24	190,000	199,500
4.38%, 1/15/28	65,000	70,931
5.75%, 1/15/31(b)	30,000	35,925
4.90%, 6/01/44	100,000	113,465

CVR Energy, Inc., 5.25%, 2/15/25(b)	60,000	59,271
Endeavor Energy Resources L.P./EER Finance, Inc., 6.62%, 7/15/25(b)	55,000	58,000
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 4/15/26(b)	56,000	58,100
EQT Corp.,
6.62%, 2/01/25	105,000	118,125
3.13%, 5/15/26(b)	10,000	10,075
5.00%, 1/15/29	10,000	11,109
7.50%, 2/01/30	155,000	198,431
3.63%, 5/15/31(b)	25,000	25,531

Independence Energy Finance LLC, 7.25%, 5/01/26(b)	95,000	98,800
Laredo Petroleum, Inc., 7.75%, 7/31/29(b)	40,000	39,400
Matador Resources Co., 5.88%, 9/15/26	90,000	92,935
Murphy Oil Corp., 6.37%, 12/01/42	100,000	101,543
Nabors Industries Ltd., 7.25%, 1/15/26(b)	55,000	53,350

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Oil & Gas (Continued)

Nabors Industries, Inc., 9.00%, 2/01/25(b)	$ 28,000	$ 28,980
Oasis Petroleum, Inc., 6.38%, 6/01/26(b)	40,000	42,300
Occidental Petroleum Corp.,
5.55%, 3/15/26	65,000	71,744
3.20%, 8/15/26	25,000	25,313
3.00%, 2/15/27	35,000	35,000
8.50%, 7/15/27	90,000	112,050
3.50%, 8/15/29	525,000	532,875
8.87%, 7/15/30	145,000	196,475
7.50%, 5/01/31	45,000	58,586
7.87%, 9/15/31	20,000	26,750
6.60%, 3/15/46	45,000	57,578
4.40%, 4/15/46	35,000	35,412
4.10%, 2/15/47	185,000	180,375
4.20%, 3/15/48	120,000	116,944
Ovintiv, Inc.,
7.37%, 11/01/31	40,000	54,165
7.20%, 11/01/31	95,000	127,257
6.50%, 8/15/34	215,000	290,130
6.62%, 8/15/37	35,000	47,557
PBF Holding Co. LLC/PBF Finance Corp.,
9.25%, 5/15/25(b)	90,000	87,300
6.00%, 2/15/28	70,000	50,736

Penn Virginia Escrow LLC, 9.25%, 8/15/26(b)	80,000	83,400
Range Resources Corp., 8.25%, 1/15/29(b)	45,000	50,805
SM Energy Co.,
5.63%, 6/01/25	70,000	70,175
6.75%, 9/15/26	65,000	66,625
6.50%, 7/15/28	140,000	147,000
Southwestern Energy Co.,
7.75%, 10/01/27	15,000	16,106
5.38%, 2/01/29(b)	140,000	147,700
5.38%, 3/15/30	90,000	94,948

Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	145,000	146,631
Tap Rock Resources LLC, 7.00%, 10/01/26(b)	65,000	66,907
Transocean Pontus Ltd., 6.13%, 8/01/25(b)	40,200	40,200
Transocean Poseidon Ltd., 6.87%, 2/01/27(b)	85,000	84,787
Transocean, Inc.,
11.50%, 1/30/27(b)	40,000	40,800
8.00%, 2/01/27(b)	95,000	72,528
	Par (a)	Value
Oil & Gas (Continued)

Vine Energy Holdings LLC, 6.75%, 4/15/29(b)	$ 90,000	$ 96,637
		5,808,271
Oil & Gas Services – 0.1%
Transocean Proteus Ltd., 6.25%, 12/01/24(b)	136,400	137,764
Weatherford International Ltd.,
11.00%, 12/01/24(b)	13,000	13,552
8.62%, 4/30/30(b)	115,000	118,125
		269,441
Packaging & Containers – 0.1%
Berry Global, Inc., 4.50%, 2/15/26(b)	33,000	33,495
Graham Packaging Co., Inc., 7.12%, 8/15/28(b)	65,000	66,868
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(b)	190,000	183,962
		284,325
Pharmaceuticals – 0.6%
AdaptHealth LLC, 5.13%, 3/01/30(b)	65,000	65,325
Bausch Health Cos., Inc.,
6.25%, 2/15/29(b)	490,000	474,687
5.25%, 1/30/30(b)	100,000	90,252
5.25%, 2/15/31(b)	250,000	224,695

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28(b)	170,000	118,575
Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc., 6.12%, 4/01/29(b)	25,000	24,625
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 4/30/31(b)	240,000	247,543
Par Pharmaceutical, Inc., 7.50%, 4/01/27(b)	86,000	86,753
Prestige Brands, Inc., 5.12%, 1/15/28(b)	125,000	130,313
		1,462,768
Pipelines – 1.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.62%, 12/15/25(b)	170,000	182,750
Buckeye Partners L.P.,
4.50%, 3/01/28(b)	90,000	88,875
5.85%, 11/15/43	45,000	44,366
5.60%, 10/15/44	60,000	58,200

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Pipelines (Continued)

CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(b)	$250,000	$260,000
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	85,000	88,091
DCP Midstream Operating L.P.,
5.38%, 7/15/25	50,000	55,250
5.63%, 7/15/27	195,000	222,487
5.13%, 5/15/29	25,000	28,313
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	10,000	9,809
5.05%, 4/01/45	5,000	4,763
5.45%, 6/01/47	155,000	155,000
EQM Midstream Partners L.P.,
6.00%, 7/01/25(b)	155,000	168,175
6.50%, 7/01/27(b)	160,000	178,000
5.50%, 7/15/28	25,000	27,536
6.50%, 7/15/48	110,000	130,836

Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 2/01/28	175,000	172,854
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	100,000	105,000
Hess Midstream Operations L.P.,
5.62%, 2/15/26(b)	109,000	112,951
4.25%, 2/15/30(b)	100,000	100,000

New Fortress Energy, Inc., 6.75%, 9/15/25(b)	230,000	223,961
NuStar Logistics L.P.,
5.75%, 10/01/25	85,000	90,950
5.62%, 4/28/27	120,000	125,850

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(b)	55,000	55,200
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.87%, 4/15/26	80,000	83,526
5.50%, 3/01/30	45,000	49,457
4.88%, 2/01/31	250,000	269,557
Western Midstream Operating L.P.,
5.30%, 2/01/30	300,000	328,875
5.45%, 4/01/44	100,000	117,346
	Par (a)	Value
Pipelines (Continued)
Western Midstream Operating L.P.,
5.30%, 3/01/48	$ 10,000	$ 11,650
6.50%, 2/01/50	105,000	125,683
		3,675,311
Real Estate – 0.0%(f)
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(b)	100,000	103,625
Real Estate Investment Trusts – 0.6%
Iron Mountain, Inc., 4.87%, 9/15/29(b)	355,000	366,750
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/01/27(b)	220,000	221,098
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.50%, 1/15/28	191,000	206,758
Service Properties Trust,
7.50%, 9/15/25	260,000	287,741
4.75%, 10/01/26	65,000	64,285

Starwood Property Trust, Inc., 3.63%, 7/15/26(b)	50,000	50,000
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 4/15/28(b)	150,000	150,587
		1,347,219
Retail – 1.1%
Ambience Merger Sub, Inc.,
4.88%, 7/15/28(b)	50,000	49,091
7.12%, 7/15/29(b)	90,000	86,726
Asbury Automotive Group, Inc.,
4.50%, 3/01/28	19,000	19,333
4.75%, 3/01/30	22,000	22,440
Bath & Body Works, Inc.,
5.25%, 2/01/28	205,000	220,990
6.87%, 11/01/35	5,000	6,075
6.75%, 7/01/36	65,000	78,026

Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.12%, 4/15/29(b)	75,000	74,134
Carvana Co.,
5.50%, 4/15/27(b)	290,000	292,175
5.87%, 10/01/28(b)	75,000	76,312
4.88%, 9/01/29(b)	5,000	4,838

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Retail (Continued)

Ferrellgas L.P./Ferrellgas Finance Corp., 5.37%, 4/01/26(b)	$ 90,000	$ 87,683
Foundation Building Materials, Inc., 6.00%, 3/01/29(b)	215,000	208,148
Group 1 Automotive, Inc., 4.00%, 8/15/28(b)	30,000	30,006
Ken Garff Automotive LLC, 4.87%, 9/15/28(b)	50,000	50,625
LBM Acquisition LLC, 6.25%, 1/15/29(b)	115,000	111,676
Lithia Motors, Inc., 4.38%, 1/15/31(b)	105,000	111,816
Michaels (The) Cos., Inc., 7.87%, 5/01/29(b)	60,000	60,600
Murphy Oil USA, Inc., 4.75%, 9/15/29	20,000	21,069
Papa John's International, Inc., 3.88%, 9/15/29(b)	60,000	58,650
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(b)	250,000	256,875
QVC, Inc., 4.85%, 4/01/24	5,000	5,362
Rite Aid Corp., 7.50%, 7/01/25(b)	75,000	75,187
Sonic Automotive, Inc.,
4.63%, 11/15/29(b)	155,000	155,449
4.88%, 11/15/31(b)	100,000	100,000

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 6/01/31(b)	80,000	82,000
Victoria's Secret & Co., 4.63%, 7/15/29(b)	125,000	125,550
White Cap Buyer LLC, 6.87%, 10/15/28(b)	35,000	36,138
		2,506,974
Software – 0.2%
Elastic N.V., 4.13%, 7/15/29(b)	160,000	159,182
Playtika Holding Corp., 4.25%, 3/15/29(b)	50,000	50,140
Rocket Software, Inc., 6.50%, 2/15/29(b)	120,000	114,600
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/01/25(b)	70,000	72,538
Ziff Davis, Inc., 4.62%, 10/15/30(b)	83,000	86,942
		483,402
		Par (a)	Value
Telecommunications – 0.9%
CommScope Technologies LLC,
6.00%, 6/15/25(b)		$ 34,000	$ 33,654
5.00%, 3/15/27(b)		985,000	913,922

CommScope, Inc., 7.12%, 7/01/28(b)		155,000	152,869
Embarq Corp., 7.99%, 6/01/36		55,000	60,775
Ligado Networks LLC,
15.50%, 11/01/23(b)(k)		189,165	156,014
17.50%, 5/01/24(b)(k)		60,026	35,565

LogMeIn, Inc., 5.50%, 9/01/27(b)		95,000	95,085
Lumen Technologies, Inc.,
5.63%, 4/01/25		50,000	53,687
5.38%, 6/15/29(b)		275,000	276,031

ViaSat, Inc., 6.50%, 7/15/28(b)		85,000	89,250
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28(b)		100,000	105,773
			1,972,625
Trucking & Leasing – 0.0%(f)
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/01/28(b)		75,000	75,188
Water – 0.0%(f)
Solaris Midstream Holdings LLC, 7.63%, 4/01/26(b)		40,000	42,188
Total Corporate Bonds (Cost $48,167,359)			50,267,118

Foreign Government Inflation-Linked Bonds – 0.8%
Sovereign – 0.8%
Argentina Treasury Bond,
1.40%, 3/25/23	ARS	47,710,551	836,773
1.45%, 8/13/23	ARS	877,731	13,693
1.50%, 3/25/24	ARS	22,125,997	371,203

Bonos de la Tesoreria de la Republica, 1.50%, 3/01/26	CLP	6,500	236,947
Uruguay Government International Bond, 3.88%, 7/02/40	UYU	10,000,000	282,196
			1,740,812
Total Foreign Government Inflation-Linked Bonds (Cost $2,085,806)			1,740,812

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value

Foreign Issuer Bonds – 59.9%
Angola – 0.7%
Angolan Government International Bond,
9.50%, 11/12/25		$ 280,000	$ 303,775
8.25%, 5/09/28(b)		310,000	311,624
9.37%, 5/08/48(b)		600,000	595,380
9.13%, 11/26/49(b)		470,000	460,517
			1,671,296
Argentina – 0.3%
Argentine Bonos del Tesoro, 16.00%, 10/17/23	ARS	250,800	1,499
Argentine Republic Government International Bond,
1.00%, 7/09/29		170,000	61,627
(Step to 0.75% on 7/9/23), 0.50%, 7/09/30(l)		305,870	104,332
(Step to 1.50% on 7/9/22), 1.12%, 7/09/35(l)		1,169,164	360,699
(Step to 3.88% on 7/9/22), 2.00%, 1/09/38(l)		173,913	63,548
(Step to 3.50% on 7/9/22), 2.50%, 7/09/41(l)		51,087	17,582

YPF S.A., 6.95%, 7/21/27(b)		120,000	87,031
			696,318
Australia – 0.2%
Mineral Resources Ltd., 8.13%, 5/01/27(b)		350,000	377,867
Bahrain – 0.9%
Bahrain Government International Bond,
5.62%, 9/30/31(b)		400,000	397,784
5.45%, 9/16/32		250,000	245,342
5.25%, 1/25/33(b)		500,000	477,520
6.00%, 9/19/44		200,000	185,742
7.50%, 9/20/47		600,000	621,598

Oil and Gas Holding (The) Co. BSCC, 7.50%, 10/25/27		200,000	220,238
			2,148,224
Brazil – 4.0%
Brazil Letras do Tesouro Nacional,
0.00%, 1/01/23(g)	BRL	1,680,000	261,064
0.00%, 1/01/24(g)	BRL	1,290,000	178,207
0.00%, 7/01/24(g)	BRL	6,070,000	796,330
0.00%, 1/01/25(g)	BRL	10,620,000	1,308,847
		Par (a)	Value
Brazil (Continued)
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/23	BRL	$16,179,000	$2,802,026
10.00%, 1/01/25	BRL	7,065,000	1,183,929
10.00%, 1/01/27	BRL	3,460,000	566,954
10.00%, 1/01/29	BRL	330,000	52,929
10.00%, 1/01/31	BRL	510,000	80,138

CSN Resources S.A., 4.62%, 6/10/31(b)		400,000	393,400
Light Servicos de Eletricidade S.A./Light Energia S.A., 4.38%, 6/18/26(b)		200,000	195,302
MARB BondCo PLC, 3.95%, 1/29/31(b)		220,000	209,255
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(b)		600,000	583,824
MV24 Capital B.V., 6.75%, 6/01/34(b)		186,754	192,639
Nexa Resources S.A.,
5.37%, 5/04/27		200,000	212,502
6.50%, 1/18/28		200,000	222,800
			9,240,146
Canada – 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 4.00%, 10/15/30(b)		490,000	474,678
Baytex Energy Corp., 8.75%, 4/01/27(b)		120,000	128,100
Bombardier, Inc.,
7.12%, 6/15/26(b)		390,000	409,012
6.00%, 2/15/28(b)		90,000	90,787
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
6.25%, 9/15/27(b)		75,000	78,094
4.88%, 2/15/30(b)		145,000	145,299

Empire Communities Corp., 7.00%, 12/15/25(b)		85,000	87,975
GFL Environmental, Inc., 4.00%, 8/01/28(b)		80,000	78,000
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(b)		80,000	82,300
Mattamy Group Corp.,
5.25%, 12/15/27(b)		140,000	145,600
4.63%, 3/01/30(b)		65,000	65,932
MEG Energy Corp.,
7.12%, 2/01/27(b)		100,000	105,000
5.88%, 2/01/29(b)		65,000	66,869

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Canada (Continued)
Methanex Corp.,
5.13%, 10/15/27		$ 85,000	$ 89,675
5.25%, 12/15/29		15,000	15,900

Open Text Corp., 3.88%, 2/15/28(b)		115,000	115,862
Parkland Corp., 5.87%, 7/15/27(b)		80,000	84,500
Precision Drilling Corp.,
7.12%, 1/15/26(b)		5,000	5,143
6.87%, 1/15/29(b)		55,000	56,788

Strathcona Resources Ltd., 6.87%, 8/01/26(b)		80,000	79,522
Telesat Canada/Telesat LLC, 5.63%, 12/06/26(b)		90,000	84,010
			2,489,046
Chile – 1.3%
AES Andes S.A., (5Y USD Swap Rate + 4.64%), 7.12%, 3/26/79(b)(i)		400,000	418,500
Bonos de la Tesoreria de la Republica en pesos,
2.50%, 3/01/25	CLP	95,000,000	106,056
5.00%, 10/01/28(b)	CLP	275,000,000	319,083
4.70%, 9/01/30(b)	CLP	270,000,000	302,425
5.00%, 3/01/35	CLP	65,000,000	71,271
Chile Government International Bond,
2.55%, 1/27/32		1,065,000	1,050,697
2.55%, 7/27/33		200,000	193,062
3.10%, 5/07/41		200,000	195,178

Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(b)		315,000	303,190
			2,959,462
China – 2.5%
Agile Group Holdings Ltd., 6.05%, 10/13/25		205,000	160,751
Agricultural Development Bank of China, 3.75%, 1/25/29	CNY	7,370,000	1,180,401
China Development Bank,
3.23%, 1/10/25	CNY	8,540,000	1,346,621
4.88%, 2/09/28	CNY	970,000	165,029

China Evergrande Group, 8.75%, 6/28/25		200,000	49,268
China Government Bond,
2.85%, 6/04/27	CNY	3,650,000	568,175
3.28%, 12/03/27	CNY	2,220,000	354,467
3.27%, 11/19/30	CNY	8,990,000	1,432,844
		Par (a)	Value
China (Continued)

Fantasia Holdings Group Co. Ltd., 11.87%, 6/01/23		$ 200,000	$ 59,512
Global Aircraft Leasing Co. Ltd., (100% Cash), 6.50%, 9/15/24(b)(k)		95,000	92,231
Sunac China Holdings Ltd., 6.50%, 1/26/26		200,000	141,126
Times China Holdings Ltd., 6.20%, 3/22/26		215,000	165,946
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27		200,000	90,249
			5,806,620
Colombia – 2.8%
AI Candelaria Spain SLU, 5.75%, 6/15/33(b)		250,000	244,702
Banco GNB Sudameris S.A., (5Y US Treasury CMT + 6.66%), 7.50%, 4/16/31(b)(i)		175,000	177,146
Colombia Government International Bond,
3.13%, 4/15/31		1,100,000	1,030,183
4.13%, 2/22/42		1,025,000	928,127
5.20%, 5/15/49		200,000	201,262
Colombian TES,
10.00%, 7/24/24	COP	2,169,000,000	630,670
6.25%, 11/26/25	COP	2,574,000,000	668,885
7.50%, 8/26/26	COP	4,674,000,000	1,257,974
5.75%, 11/03/27	COP	395,000,000	96,355
6.00%, 4/28/28	COP	528,000,000	128,762
7.75%, 9/18/30	COP	681,000,000	180,485
7.00%, 6/30/32	COP	2,500,000,000	613,084
Ecopetrol S.A.,
4.62%, 11/02/31		85,000	84,363
5.87%, 11/02/51		200,000	198,500

Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25		200,000	185,032
			6,625,530
Costa Rica – 0.4%
Costa Rica Government International Bond,
5.62%, 4/30/43		400,000	356,600
7.00%, 4/04/44		400,000	399,004

Instituto Costarricense de Electricidad, 6.75%, 10/07/31(b)		200,000	198,600
			954,204

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Czech Republic – 0.8%
Czech Republic Government Bond,
1.00%, 6/26/26	CZK	$ 6,500,000	$ 270,008
2.50%, 8/25/28	CZK	3,570,000	158,424
2.75%, 7/23/29	CZK	8,230,000	371,136
0.95%, 5/15/30	CZK	12,690,000	496,672
2.00%, 10/13/33	CZK	12,340,000	519,916
			1,816,156
Dominican Republic – 0.9%
Dominican Republic International Bond,
4.50%, 1/30/30(b)		420,000	425,254
4.88%, 9/23/32(b)		1,330,000	1,349,963
5.30%, 1/21/41(b)		450,000	445,505
			2,220,722
Ecuador – 0.4%
Ecuador Government International Bond,
(Step to 5.50% on 7/31/22), 5.00%, 7/31/30(l)		711,438	588,722
(Step to 2.50% on 7/31/22), 1.00%, 7/31/35(b)(l)		689,407	456,638
			1,045,360
Egypt – 1.3%
Egypt Government Bond,
14.06%, 1/12/26	EGP	11,818,000	749,472
14.49%, 4/06/26	EGP	5,500,000	353,937
Egypt Government International Bond,
7.05%, 1/15/32(b)		835,000	782,812
8.50%, 1/31/47		1,000,000	926,986
8.70%, 3/01/49(b)		250,000	233,145
			3,046,352
El Salvador – 0.3%
El Salvador Government International Bond,
5.88%, 1/30/25		70,000	55,650
6.37%, 1/18/27		230,000	176,525
8.25%, 4/10/32		385,000	300,685
7.62%, 2/01/41		300,000	219,750
			752,610
France – 0.2%
Altice France S.A., 5.13%, 1/15/29(b)		490,000	475,300
		Par (a)	Value
Gabon – 0.2%
Gabon Government International Bond, 6.63%, 2/06/31		$ 400,000	$ 400,513
Germany – 0.3%
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(b)		200,000	206,125
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(i)		400,000	434,587
			640,712
Ghana – 0.5%
Ghana Government International Bond,
7.88%, 2/11/35		400,000	341,623
8.87%, 5/07/42		200,000	176,015
Ghana Treasury Note,
18.50%, 1/02/23	GHS	50,000	8,232
17.60%, 2/20/23	GHS	1,330,000	216,174
17.25%, 7/31/23	GHS	110,000	17,523
Republic of Ghana Government Bonds,
20.75%, 1/16/23	GHS	70,000	11,783
18.85%, 9/28/23	GHS	2,205,000	357,094
19.25%, 12/18/23	GHS	213,000	34,648
19.50%, 7/08/24	GHS	205,000	33,390
			1,196,482
Guatemala – 0.4%
Guatemala Government Bond,
5.38%, 4/24/32(b)		200,000	223,800
3.70%, 10/07/33(b)		200,000	198,800
4.65%, 10/07/41(b)		440,000	448,580
			871,180
Hong Kong – 0.1%
Melco Resorts Finance Ltd., 5.75%, 7/21/28(b)		200,000	199,250
Seaspan Corp., 5.50%, 8/01/29(b)		55,000	55,545
			254,795
Hungary – 1.2%
Hungary Government Bond,
1.50%, 8/23/23	HUF	119,190,000	382,156
6.00%, 11/24/23	HUF	62,740,000	218,558
1.00%, 11/26/25	HUF	145,940,000	435,191
3.00%, 10/27/27	HUF	113,910,000	356,127
3.25%, 10/22/31	HUF	123,230,000	378,467
3.00%, 10/27/38	HUF	23,570,000	64,699

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Hungary (Continued)
Hungary Government International Bond,
2.13%, 9/22/31(b)		$ 400,000	$ 390,197
3.12%, 9/21/51(b)		600,000	583,669
			2,809,064
India – 1.4%
Adani Green Energy Ltd., 4.37%, 9/08/24(b)		200,000	201,970
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 3/25/27(b)		200,000	203,300
India Government Bond,
8.20%, 9/24/25	INR	4,800,000	69,824
5.15%, 11/09/25	INR	123,400,000	1,631,134
7.59%, 1/11/26	INR	35,000,000	499,994

India Green Power Holdings, 4.00%, 2/22/27(b)		200,000	200,250
JSW Steel Ltd., 3.95%, 4/05/27(b)		345,000	348,254
Network i2i Ltd., (5Y US Treasury CMT + 4.27%), 5.65%, 1/15/25(h)(i)		200,000	211,500
			3,366,226
Indonesia – 4.4%
Indonesia Asahan Aluminium Persero PT,
4.75%, 5/15/25(b)		200,000	214,800
6.53%, 11/15/28(b)		400,000	480,800
5.45%, 5/15/30(b)		550,000	628,721
Indonesia Treasury Bond,
5.63%, 5/15/23	IDR	11,619,000,000	842,052
8.37%, 3/15/24	IDR	2,981,000,000	229,973
6.50%, 6/15/25	IDR	14,912,000,000	1,109,009
5.50%, 4/15/26	IDR	13,060,000,000	937,224
8.37%, 9/15/26	IDR	8,148,000,000	651,784
6.13%, 5/15/28	IDR	4,200,000,000	303,509
9.00%, 3/15/29	IDR	10,844,000,000	896,136
7.00%, 9/15/30	IDR	5,360,000,000	398,761
6.50%, 2/15/31	IDR	6,870,000,000	496,944
7.50%, 8/15/32	IDR	10,750,000,000	814,791
8.37%, 3/15/34	IDR	6,653,000,000	531,348
7.50%, 6/15/35	IDR	5,280,000,000	394,859
7.50%, 5/15/38	IDR	600,000,000	44,354
Perusahaan Penerbit SBSN Indonesia III,
4.15%, 3/29/27		330,000	366,607
2.55%, 6/09/31		400,000	400,964
3.55%, 6/09/51(b)		400,000	400,272
			10,142,908
		Par (a)	Value
Iraq – 0.3%
Iraq International Bond, 5.80%, 1/15/28		$ 836,875	$ 816,572
Ireland – 0.1%
C&W Senior Financing DAC, 6.88%, 9/15/27(b)		200,000	210,750
Israel – 1.2%
Energean Israel Finance Ltd.,
4.88%, 3/30/26(b)		125,000	127,524
5.37%, 3/30/28(b)		65,000	66,079
5.87%, 3/30/31(b)		570,000	580,773
Leviathan Bond Ltd.,
6.50%, 6/30/27(b)		115,000	125,922
6.75%, 6/30/30(b)		340,000	374,639

Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		50,000	53,518
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26		225,000	212,062
4.10%, 10/01/46		1,512,000	1,247,400
			2,787,917
Italy – 0.1%
Telecom Italia Capital S.A.,
6.37%, 11/15/33		60,000	68,833
6.00%, 9/30/34		10,000	11,125
7.20%, 7/18/36		39,000	47,385

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(i)		200,000	218,792
			346,135
Ivory Coast – 0.2%
Ivory Coast Government International Bond,
4.88%, 1/30/32(b)	EUR	275,000	311,762
6.87%, 10/17/40(b)	EUR	175,000	212,640
			524,402
Japan – 0.2%
SoftBank Group Corp., 4.63%, 7/06/28		405,000	399,809
Kazakhstan – 0.8%
Development Bank of Kazakhstan JSC, 10.95%, 5/06/26(b)	KZT	110,000,000	256,855
KazMunayGas National Co. JSC,
3.50%, 4/14/33(b)		1,025,000	1,060,117
5.75%, 4/19/47		440,000	532,177
			1,849,149

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Lebanon – 0.1%
Lebanon Government International Bond, 8.25%, 5/17/34(m)		$ 1,050,000	$ 162,750
Luxembourg – 0.4%
Altice Financing S.A., 5.00%, 1/15/28(b)		240,000	231,269
ARD Finance S.A., (100% Cash), 6.50%, 6/30/27(b)(k)		600,000	628,500
			859,769
Macau – 0.2%
MGM China Holdings Ltd., 4.75%, 2/01/27(b)		200,000	192,400
Studio City Finance Ltd., 5.00%, 1/15/29(b)		200,000	181,000
Wynn Macau Ltd., 5.12%, 12/15/29(b)		200,000	180,188
			553,588
Malaysia – 1.8%
Malaysia Government Bond,
3.48%, 3/15/23	MYR	2,030,000	498,443
4.18%, 7/15/24	MYR	1,970,000	493,634
3.95%, 9/15/25	MYR	2,200,000	549,745
3.90%, 11/30/26	MYR	1,000,000	249,106
3.90%, 11/16/27	MYR	3,467,000	862,278
3.88%, 8/15/29	MYR	2,695,000	663,449
3.76%, 5/22/40	MYR	1,605,000	365,124

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	407,689
			4,089,468
Mexico – 4.7%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(h)(i)		200,000	219,000
Braskem Idesa SAPI, 6.99%, 2/20/32(b)		200,000	204,719
Cemex S.A.B. de C.V.,
(5Y US Treasury CMT + 4.53%), 5.12%, 6/08/26(b)(h)(i)		460,000	475,242
3.88%, 7/11/31(b)		490,000	491,813

Electricidad Firme de Mexico Holdings S.A. de C.V., 4.90%, 11/20/26(b)		200,000	195,100
Mexican Bonos,
8.00%, 12/07/23	MXN	20,170,000	1,000,704
10.00%, 12/05/24	MXN	41,630,000	2,184,707
5.75%, 3/05/26	MXN	19,025,000	873,319
7.50%, 6/03/27	MXN	14,278,000	696,968
		Par (a)	Value
Mexico (Continued)
Mexican Bonos,
8.50%, 5/31/29	MXN	$ 6,067,400	$ 312,564
7.75%, 5/29/31	MXN	11,596,500	572,469
10.00%, 11/20/36	MXN	5,140,000	301,519
8.50%, 11/18/38	MXN	13,050,000	670,040

Mexico Government International Bond, 4.28%, 8/14/41		300,000	312,681
Nemak S.A.B. de C.V., 3.63%, 6/28/31(b)		200,000	187,200
Petroleos Mexicanos,
5.95%, 1/28/31		1,147,000	1,128,419
6.62%, 6/15/35		1,019,000	986,800
6.75%, 9/21/47		130,000	114,985
			10,928,249
Morocco – 0.2%
OCP S.A., 5.13%, 6/23/51(b)		400,000	389,400
Netherlands – 0.2%
UPC Broadband Finco B.V., 4.88%, 7/15/31(b)		220,000	223,663
Ziggo B.V., 4.87%, 1/15/30(b)		200,000	203,375
			427,038
Nigeria – 0.9%
IHS Netherlands Holdco B.V., 8.00%, 9/18/27		200,000	213,000
Nigeria Government International Bond,
6.13%, 9/28/28(b)		200,000	198,316
7.87%, 2/16/32		200,000	204,722
7.38%, 9/28/33(b)		330,000	326,700
7.70%, 2/23/38(b)		765,000	738,225
7.62%, 11/28/47		500,000	468,540
			2,149,503
Norway – 0.6%
Norway Government Bond,
2.00%, 5/24/23(b)	NOK	7,871,000	944,618
3.00%, 3/14/24(b)	NOK	4,328,000	531,951
			1,476,569
Oman – 0.9%
Oman Government International Bond,
6.00%, 8/01/29		200,000	215,177
6.25%, 1/25/31(b)		315,000	340,594
6.50%, 3/08/47		350,000	346,603

OQ SAOC, 5.12%, 5/06/28		1,100,000	1,128,972
			2,031,346

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Pakistan – 0.4%
Pakistan Government International Bond,
6.00%, 4/08/26(b)		$ 200,000	$ 201,000
6.88%, 12/05/27		335,000	343,672
8.87%, 4/08/51(b)		400,000	401,784
			946,456
Panama – 0.8%
Panama Government International Bond,
3.16%, 1/23/30		425,000	438,523
2.25%, 9/29/32		950,000	894,786
3.87%, 7/23/60		425,000	422,905
			1,756,214
Paraguay – 0.3%
Paraguay Government International Bond,
2.74%, 1/29/33		200,000	192,000
5.60%, 3/13/48		500,000	568,750
			760,750
Peru – 1.1%
Cia de Minas Buenaventura S.A.A., 5.50%, 7/23/26(b)		400,000	397,004
Peru Government Bond,
5.94%, 2/12/29	PEN	370,000	96,003
6.15%, 8/12/32	PEN	1,450,000	368,620
Peruvian Government International Bond,
6.35%, 8/12/28	PEN	1,060,000	281,624
2.78%, 1/23/31		200,000	198,900
6.95%, 8/12/31	PEN	890,000	241,077
3.00%, 1/15/34		300,000	296,700
3.30%, 3/11/41		300,000	294,474
3.55%, 3/10/51		300,000	302,271

Volcan Cia Minera S.A.A., 4.38%, 2/11/26(b)		30,000	29,250
			2,505,923
Philippines – 0.3%
Philippine Government International Bond,
1.95%, 1/06/32		400,000	386,695
3.20%, 7/06/46		350,000	352,026
			738,721
Poland – 1.2%
Republic of Poland Government Bond,
2.50%, 4/25/24	PLN	2,846,000	721,302
2.50%, 7/25/26	PLN	3,593,000	910,298
		Par (a)	Value
Poland (Continued)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	$ 2,341,000	$ 589,961
2.75%, 10/25/29	PLN	2,231,000	564,118
			2,785,679
Qatar – 0.7%
Qatar Energy,
2.25%, 7/12/31(b)		600,000	591,000
3.13%, 7/12/41(b)		375,000	378,447
3.30%, 7/12/51(b)		250,000	254,760

Qatar Government International Bond, 3.75%, 4/16/30(b)		400,000	446,000
			1,670,207
Romania – 1.0%
Romania Government Bond,
4.25%, 6/28/23	RON	2,130,000	500,565
3.25%, 4/29/24	RON	3,340,000	766,468
3.25%, 6/24/26	RON	1,170,000	258,649
5.00%, 2/12/29	RON	1,050,000	248,476

Romanian Government International Bond, 3.00%, 2/14/31(b)		574,000	577,275
			2,351,433
Russia – 1.6%
Russian Federal Bond - OFZ,
7.40%, 12/07/22	RUB	46,250,000	647,849
4.50%, 7/16/25	RUB	73,500,000	915,683
6.00%, 10/06/27	RUB	59,000,000	750,007
7.65%, 4/10/30	RUB	43,250,000	595,889
7.70%, 3/23/33	RUB	44,550,000	613,360
7.70%, 3/16/39	RUB	14,500,000	199,514
			3,722,302
Saudi Arabia – 1.0%
Saudi Government International Bond,
2.75%, 2/03/32		250,000	255,309
2.25%, 2/02/33(b)		1,500,000	1,447,236
3.75%, 1/21/55		550,000	575,740
			2,278,285
Senegal – 0.1%
Senegal Government International Bond, 5.38%, 6/08/37(b)	EUR	260,000	288,988
Serbia – 0.2%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	37,000,000	378,426

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
South Africa – 2.6%
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		$ 225,000	$ 234,671
8.45%, 8/10/28		200,000	219,766
Republic of South Africa Government Bond,
10.50%, 12/21/26	ZAR	2,885,907	207,308
8.00%, 1/31/30	ZAR	25,900,000	1,540,360
7.00%, 2/28/31	ZAR	17,600,000	947,483
8.25%, 3/31/32	ZAR	19,100,000	1,097,579
8.87%, 2/28/35	ZAR	5,800,000	334,900
8.50%, 1/31/37	ZAR	18,689,788	1,019,155

Republic of South Africa Government International Bond, 5.75%, 9/30/49		600,000	572,388
			6,173,610
South Korea – 3.3%
Korea Monetary Stabilization Bond, 0.90%, 4/02/23	KRW	4,110,000,000	3,476,488
Korea Treasury Bond,
1.25%, 12/10/22	KRW	2,217,000,000	1,889,572
0.88%, 12/10/23	KRW	2,778,000,000	2,326,194
			7,692,254
Sri Lanka – 0.2%
Sri Lanka Government International Bond,
6.20%, 5/11/27		275,000	171,677
6.75%, 4/18/28		400,000	249,396
			421,073
Switzerland – 0.1%
Consolidated Energy Finance S.A., 6.50%, 5/15/26(b)		150,000	155,625
Tanzania, United Republic of – 0.1%
HTA Group Ltd., 7.00%, 12/18/25(b)		255,000	266,439
Thailand – 1.4%
Krung Thai Bank PCL, (5Y US Treasury CMT + 3.53%), 4.40%, 3/25/26(h)(i)		300,000	299,727
Thailand Government Bond,
2.88%, 12/17/28	THB	54,524,000	1,785,851
2.00%, 12/17/31	THB	24,176,000	730,067
3.40%, 6/17/36	THB	13,400,000	444,840
			3,260,485
		Par (a)	Value
Turkey – 0.6%
Akbank T.A.S., (5Y US Treasury CMT + 6.02%), 6.80%, 6/22/31(b)(i)		$ 200,000	$ 194,212
Turkey Government International Bond,
4.75%, 1/26/26		200,000	191,460
4.88%, 10/09/26		555,000	525,898
6.12%, 10/24/28		400,000	393,456
			1,305,026
Ukraine – 1.1%
Metinvest B.V., 7.75%, 10/17/29		200,000	218,341
Ukraine Government International Bond,
15.84%, 2/26/25	UAH	6,697,000	278,532
7.75%, 9/01/27		405,000	437,402
7.38%, 9/25/32		400,000	413,143
7.25%, 3/15/33		680,000	694,786
1.26%, 5/31/40(d)(n)		391,000	413,006
			2,455,210
United Arab Emirates – 0.8%
Abu Dhabi Government International Bond, 1.63%, 6/02/28		400,000	395,505
DP World Salaam, (5Y US Treasury CMT + 5.75%), 6.00%, 10/01/25(h)(i)		200,000	219,027
Galaxy Pipeline Assets Bidco Ltd.,
2.16%, 3/31/34(b)		200,000	194,806
2.62%, 3/31/36(b)		400,000	389,687
2.94%, 9/30/40(b)		425,000	417,456

UAE International Government Bond, 2.87%, 10/19/41(b)		300,000	295,098
			1,911,579
United Kingdom – 0.5%
Ardonagh Midco 2 PLC, 11.50%, 1/15/27(b)(k)		226,387	240,183
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		200,000	207,500
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(b)		200,000	193,625
Virgin Media Finance PLC, 5.00%, 7/15/30(b)		235,000	233,669
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)		230,000	242,687
			1,117,664

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Uruguay – 0.2%
Uruguay Government International Bond,
4.38%, 1/23/31	$168,136	$ 194,185
4.97%, 4/20/55	249,844	319,686
		513,871
Vietnam – 0.1%
Mong Duong Finance Holdings B.V., 5.13%, 5/07/29(b)	250,000	248,125
Zambia – 0.7%
First Quantum Minerals Ltd.,
7.25%, 4/01/23(b)	430,000	437,826
6.87%, 3/01/26(b)	800,000	833,000
Zambia Government International Bond,
8.50%, 4/14/24	200,000	160,026
8.97%, 7/30/27	200,000	157,910
		1,588,762
Total Foreign Issuer Bonds (Cost $143,363,171)		139,302,614

Term Loans – 0.1%
Airlines – 0.0%(f)
United Airlines, Inc., Class B Term Loan, (3M USD LIBOR + 3.75%, 0.75% Floor), 4.50%, 4/21/28(d)	95,766	97,048
Healthcare - Services – 0.1%
Herens Holdco S.a r.l., Facility B Loan, (6M USD LIBOR + 4.00%, 0.75% Floor), 4.75%, 7/03/28(d)	97,755	97,864
Pharmaceuticals – 0.0%(f)
Jazz Pharmaceuticals PLC, Initial Dollar Term Loan, 5/05/28(o)	74,000	74,092
Total Term Loans (Cost $265,785)		269,004

U.S. Government Obligations – 0.3%
U.S. Treasury Notes – 0.3%
0.13%, 3/31/23	785,000	782,761
Total U.S. Government Obligations (Cost $784,505)		782,761

	Number of Shares	Value
Warrants – 0.0%(f)
Engineering & Construction – 0.0%(f)
Mcdermott International Ltd., Class A (p)*	3,868	$271
Mcdermott International Ltd., Class B (p)*	4,298	129
		400
Total Warrants (Cost $6,000)		400

		Par (a)/Number of Shares
Short-Term Investments – 11.4%
Foreign Government Inflation-Linked Bonds – 0.4%
Argentina Treasury Bond, 1.20%, 3/18/22	ARS	44,451,525	789,954
Argentina Treasury Bond, 1.30%, 9/20/22		38,800	659
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 2/28/22(g)		5,101,530	66,150
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 4/18/22(g)		2,971,400	37,009
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 5/23/22(g)		281,000	3,343
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 6/30/22(g)		756,328	8,546
			905,661
Foreign Issuer Bonds – 3.3%
Egypt Treasury Bill, 11.43%, 12/07/21(q)	EGP	4,400,000	277,987
Indonesia Treasury Bond, 7.00%, 5/15/22	IDR	25,056,000,000	1,803,926
Japan Treasury Discount Bill, (0.12%), 11/22/21(q)	JPY	111,100,000	974,838
Japan Treasury Discount Bill, (0.12%), 12/20/21(q)		89,850,000	788,451
Korea Monetary Stabilization Bond, 1.28%, 2/02/22	KRW	620,000,000	531,101
Mexican Bonos, 6.50%, 6/09/22	MXN	6,040,000	293,922
Monetary Authority of Singapore Bill, 0.31%, 11/12/21(q)	SGD	130,000	96,394
Monetary Authority of Singapore Bill, 0.28%, 11/19/21(q)		1,660,000	1,230,800

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)/Number of Shares	Value
Foreign Issuer Bonds (Continued)
Monetary Authority of Singapore Bill, 0.52%, 1/14/22(q)	SGD	900,000	$ 666,892
Republic of Ghana Government Bonds, 18.75%, 1/24/22	GHS	100,000	16,631
Republic of Ghana Government Bonds, 18.25%, 7/25/22		1,736,000	288,036
Republic of Poland Government Bond, 2.25%, 4/25/22	PLN	2,827,000	712,637
			7,681,615
Money Market Fund – 4.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(r)		11,414,219	11,414,219
U.S. Government Agencies – 0.7%(s)
Federal Home Loan Bank Discount Notes, 0.00%, 11/01/21(g)		1,555,000	1,555,000
	Par (a)/Number of Shares	Value
U.S. Treasury Bills – 2.1%
U.S. Treasury Bill, 0.04%, 11/04/21(q)	2,530,000	$ 2,529,993
U.S. Treasury Bill, 0.04%, 11/26/21(q)	2,460,000	2,459,904
		4,989,897
Total Short-Term Investments (Cost $27,029,504)		26,546,392
Total Investments – 98.6% (Cost $232,147,768)		229,394,078
Other Assets less Liabilities – 1.4%(t)		3,261,137
NET ASSETS – 100.0%		$232,655,215

Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2021 is disclosed.
(d)	Variable rate security. Rate as of October 31, 2021 is disclosed.
(e)	Restricted security that has been deemed illiquid. At October 31, 2021, the value of these restricted illiquid securities amounted to $511,628 or 0.22% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
2020 Cash Mandatory Exchangeable Trust	5/06/21	$305,140
NYACK Park CLO Ltd., 6.22%, 10/20/34	9/02/21	250,000

(f)	Amount rounds to less than 0.05%.
(g)	Zero coupon bond.
(h)	Perpetual bond. Maturity date represents next call date.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2021 is disclosed.
(j)	When-issued security. Coupon rate was not yet in effect at October 31, 2021.
(k)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(l)	Step coupon bond. Rate as of October 31, 2021 is disclosed.
(m)	Issuer has defaulted on terms of debt obligation.
(n)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(o)	Position is unsettled. Contract rate was not determined at October 31, 2021 and does not take effect until settlement date.
(p)	Investment is valued using significant unobservable inputs (Level 3) (See table below).
(q)	Discount rate at the time of purchase.
(r)	7-day current yield as of October 31, 2021 is disclosed.
(s)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(t)	Includes appreciation/ (depreciation) on forward foreign currency exchange contracts and swap contracts.
*	Non-income producing security

Abbreviations:
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
ARS	Argentine Peso
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CP	Commercial Paper
CVR	Contingent Value Rights
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstan Tenge
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Kroner
PCL	Public Company Limited
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
RON	Romania New Leu
RSD	Serbia Dinar
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
UAH	Ukraine Hryvna
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South African Rand
Concentration by Currency (%)(a)
U.S. Dollar	56.0
All other currencies less than 5%	44.0
Total	100.0
(a) Percentages shown are based on Net Assets.
Composition by Type (%)(a)
Sovereign	50.0
Non-Government	48.6
Others	1.4
Total	100.0
(a) Percentages shown are based on Net Assets.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2021:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/02/21	Norwegian Kroner	8,350,000	Euro	795,347	JPMorgan Chase	$ 68,990
02/03/22	Canadian Dollars	2,147,000	Euro	1,447,936	Deutsche Bank	57,030
12/21/21	New Zealand Dollars	1,370,000	U.S. Dollars	946,283	JPMorgan Chase	34,639
01/27/22	Norwegian Kroner	4,350,000	Euro	415,996	Deutsche Bank	32,450
11/16/21	U.S. Dollars	1,109,226	Mexican Pesos	22,423,000	Citibank	22,809
11/01/21	Indonesian Rupiahs	8,170,400,000	U.S. Dollars	560,000	JPMorgan Chase	16,700
11/02/21	Canadian Dollars	243,000	Euro	155,588	Bank of America	16,488
01/13/22	Russian Rubles	40,825,125	U.S. Dollars	550,000	Citibank	16,154
11/02/21	Swedish Kronor	4,300,000	Euro	421,314	JPMorgan Chase	13,659
07/12/22	Norwegian Kroner	9,512,600	Euro	952,572	JPMorgan Chase	12,893
01/12/22	Chinese Offshore Yuan	4,666,920	U.S. Dollars	710,987	Citibank	12,826
12/13/21	Swedish Kronor	6,148,000	Euro	609,685	Deutsche Bank	10,778
12/16/21	Swedish Kronor	4,439,100	Euro	438,742	Deutsche Bank	9,478
11/01/21	U.S. Dollars	421,940	Mexican Pesos	8,494,500	Citibank	9,346
12/10/21	Chinese Offshore Yuan	4,835,840	U.S. Dollars	743,312	Citibank	8,994
06/20/22	Norwegian Kroner	1,858,000	Euro	181,203	Deutsche Bank	8,400
01/21/22	Norwegian Kroner	1,870,000	Euro	183,785	JPMorgan Chase	8,257
06/16/22	Norwegian Kroner	2,104,600	Euro	206,684	Deutsche Bank	7,899
12/13/21	Chinese Offshore Yuan	3,750,760	U.S. Dollars	576,322	Bank of America	7,021
03/15/22	Norwegian Kroner	1,379,700	Euro	134,675	Deutsche Bank	6,814
02/03/22	Canadian Dollars	250,000	Euro	168,516	Citibank	6,738
02/09/22	Swedish Kronor	2,000,000	Euro	195,668	Deutsche Bank	6,450
12/01/21	Thai Baht	9,162,620	U.S. Dollars	270,000	State Street	6,049
01/18/22	Chinese Offshore Yuan	4,326,260	U.S. Dollars	664,705	HSBC	5,890
06/22/22	U.S. Dollars	435,867	Euro	370,000	JPMorgan Chase	5,733
03/09/22	Chinese Offshore Yuan	3,128,380	U.S. Dollars	478,331	Bank of America	4,673
04/13/22	U.S. Dollars	406,047	Mexican Pesos	8,494,500	Citibank	4,441
07/26/22	U.S. Dollars	655,894	Euro	560,000	Citibank	4,322
11/22/21	Chinese Offshore Yuan	1,630,160	U.S. Dollars	249,877	JPMorgan Chase	4,109
02/22/22	U.S. Dollars	653,279	Euro	560,000	Citibank	4,085
12/15/21	Swedish Kronor	1,149,700	Euro	112,834	Deutsche Bank	3,379
12/13/21	Chinese Offshore Yuan	3,265,040	U.S. Dollars	504,835	JPMorgan Chase	2,966
03/29/22	U.S. Dollars	166,000	Turkish Lira	1,694,875	Citibank	2,651
07/19/22	Swedish Kronor	2,395,500	Euro	238,287	Deutsche Bank	2,494
07/21/22	U.S. Dollars	358,412	Euro	305,950	Citibank	2,477
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2021: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
04/19/22	Swedish Kronor	2,395,500	Euro	238,729	Deutsche Bank	$ 2,405
01/13/22	Russian Rubles	20,211,990	U.S. Dollars	278,000	Bank of America	2,296
12/15/21	Chinese Offshore Yuan	2,361,620	U.S. Dollars	364,960	HSBC	2,268
05/02/22	Norwegian Kroner	8,350,000	Euro	847,073	JPMorgan Chase	2,109
01/18/22	Swedish Kronor	757,001	Euro	74,425	Deutsche Bank	2,043
06/15/22	Swedish Kronor	1,148,300	Euro	113,564	Deutsche Bank	2,041
03/16/22	Swedish Kronor	756,999	Euro	74,373	Deutsche Bank	2,038
12/10/21	Chinese Offshore Yuan	1,855,840	U.S. Dollars	287,051	JPMorgan Chase	1,660
04/14/22	Swedish Kronor	757,000	Euro	74,686	Deutsche Bank	1,641
11/17/21	Swedish Kronor	451,000	Euro	44,292	Deutsche Bank	1,304
01/04/22	U.S. Dollars	550,000	Euro	473,852	Barclays	1,242
04/18/22	Indian Rupees	14,547,990	U.S. Dollars	188,820	HSBC	903
01/03/22	U.S. Dollars	700,000	South African Rand	10,769,570	Bank of America	822
08/02/22	Canadian Dollars	243,000	Euro	167,713	Bank of America	693
11/15/21	Chilean Pesos	35,250,000	U.S. Dollars	42,596	Goldman Sachs	659
11/01/21	Indonesian Rupiahs	2,856,308,000	U.S. Dollars	201,163	Citibank	447
01/24/22	Singapore Dollars	80,000	U.S. Dollars	58,889	Morgan Stanley	414
05/02/22	Swedish Kronor	4,300,000	Euro	431,817	JPMorgan Chase	403
01/27/22	Indian Rupees	519,600	U.S. Dollars	6,731	JPMorgan Chase	124
01/04/22	Euro	473,852	U.S. Dollars	548,656	Barclays	102
11/10/21	Indian Rupees	378,700	U.S. Dollars	4,972	Citibank	78
Total Unrealized Appreciation						$ 473,774

04/12/22	Indian Rupees	610,800	U.S. Dollars	7,998	HSBC	$ (25)
04/14/22	U.S. Dollars	109,969	Euro	94,783	Deutsche Bank	(33)
04/12/22	Indian Rupees	610,300	U.S. Dollars	8,005	Citibank	(39)
01/26/22	Singapore Dollars	90,000	U.S. Dollars	66,769	Citibank	(53)
04/07/22	Indian Rupees	521,000	U.S. Dollars	6,862	JPMorgan Chase	(57)
04/08/22	Indian Rupees	506,200	U.S. Dollars	6,683	Citibank	(72)
04/08/22	Indian Rupees	674,000	U.S. Dollars	8,884	JPMorgan Chase	(81)
04/21/22	Singapore Dollars	100,000	U.S. Dollars	74,220	Morgan Stanley	(108)
01/07/22	Chilean Pesos	60,650,086	U.S. Dollars	74,116	JPMorgan Chase	(154)
02/07/22	Chilean Pesos	60,649,914	U.S. Dollars	73,895	JPMorgan Chase	(244)
11/04/21	U.S. Dollars	543,565	Hungarian Forints	169,320,512	BNP	(287)
11/02/21	Euro	432,665	Swedish Kronor	4,300,000	JPMorgan Chase	(538)
12/28/21	Chilean Pesos	17,430,000	U.S. Dollars	21,899	Goldman Sachs	(615)
01/14/22	Chilean Pesos	33,528,030	U.S. Dollars	41,495	Goldman Sachs	(649)
12/01/21	U.S. Dollars	423,613	Thai Baht	14,086,877	JPMorgan Chase	(792)
11/02/21	Euro	169,161	Canadian Dollars	243,000	Bank of America	(797)
12/01/21	U.S. Dollars	136,194	Thai Baht	4,548,195	Goldman Sachs	(833)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2021: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/31/22	Japanese Yen	9,662,172	Euro	74,001	Citibank	$ (928)
01/21/22	Chilean Pesos	125,590,000	U.S. Dollars	153,909	JPMorgan Chase	(1,060)
11/01/21	U.S. Dollars	575,421	Indonesian Rupiahs	8,170,400,000	JPMorgan Chase	(1,279)
12/15/21	Indian Rupees	9,795,663	U.S. Dollars	131,530	Citibank	(1,585)
12/15/21	Indian Rupees	5,738,622	U.S. Dollars	77,791	HSBC	(1,665)
04/01/22	Japanese Yen	13,761,505	Euro	105,700	JPMorgan Chase	(1,676)
12/01/21	U.S. Dollars	408,782	Mexican Pesos	8,494,500	Citibank	(1,820)
12/01/21	Polish Zloty	1,509,464	U.S. Dollars	380,000	State Street	(1,911)
11/02/21	Euro	852,873	Norwegian Kroner	8,350,000	JPMorgan Chase	(2,490)
11/04/21	Hungarian Forints	86,354,912	U.S. Dollars	280,000	State Street	(2,631)
01/24/22	South Korean Won	147,400,000	U.S. Dollars	128,018	JPMorgan Chase	(2,758)
11/05/21	Chilean Pesos	48,382,968	U.S. Dollars	62,266	Goldman Sachs	(2,826)
01/21/22	South Korean Won	149,300,000	U.S. Dollars	129,996	Citibank	(3,114)
01/19/22	South Korean Won	150,400,000	U.S. Dollars	130,942	JPMorgan Chase	(3,120)
12/01/21	U.S. Dollars	510,613	Thai Baht	17,055,501	Bank of America	(3,230)
02/11/22	Chilean Pesos	63,150,397	U.S. Dollars	79,978	Goldman Sachs	(3,327)
11/04/21	Chilean Pesos	54,278,030	U.S. Dollars	70,129	Goldman Sachs	(3,439)
05/11/22	Chilean Pesos	60,450,576	U.S. Dollars	76,213	Goldman Sachs	(3,628)
11/30/21	Chilean Pesos	84,930,830	U.S. Dollars	107,984	Goldman Sachs	(3,954)
01/13/22	Chilean Pesos	100,000,000	U.S. Dollars	125,945	JPMorgan Chase	(4,100)
11/01/21	Mexican Pesos	8,494,500	U.S. Dollars	417,010	Citibank	(4,416)
11/04/21	Czech Republic Koruna	3,434,400	U.S. Dollars	160,000	Barclays	(5,354)
11/01/21	U.S. Dollars	196,000	Indonesian Rupiahs	2,856,308,000	Citibank	(5,610)
12/15/21	Chilean Pesos	111,012,759	U.S. Dollars	142,124	Goldman Sachs	(6,368)
01/13/22	U.S. Dollars	558,320	Russian Rubles	40,825,125	Citibank	(7,834)
12/23/21	Chilean Pesos	70,100,000	U.S. Dollars	94,742	Goldman Sachs	(9,093)
11/04/21	Hungarian Forints	82,965,600	U.S. Dollars	276,000	JPMorgan Chase	(9,517)
12/01/21	Polish Zloty	963,000	U.S. Dollars	250,944	Bank of America	(9,733)
02/24/22	Japanese Yen	44,011,894	Euro	342,449	Citibank	(10,306)
04/12/22	Japanese Yen	93,680,000	U.S. Dollars	838,576	JPMorgan Chase	(15,047)
12/01/21	Polish Zloty	2,194,290	U.S. Dollars	567,000	Morgan Stanley	(17,376)
03/29/22	Turkish Lira	2,798,978	U.S. Dollars	287,561	JPMorgan Chase	(17,801)
03/29/22	Turkish Lira	7,358,400	U.S. Dollars	730,000	Barclays	(20,811)
11/08/21	Japanese Yen	184,576,541	Euro	1,420,000	Deutsche Bank	(22,239)
04/12/22	U.S. Dollars	832,652	Australian Dollars	1,140,007	JPMorgan Chase	(24,827)
12/01/21	Thai Baht	69,105,665	U.S. Dollars	2,113,000	Barclays	(31,006)
11/24/21	Japanese Yen	120,258,000	U.S. Dollars	1,097,124	JPMorgan Chase	(41,827)
11/24/21	U.S. Dollars	1,013,981	Australian Dollars	1,422,000	JPMorgan Chase	(55,821)
Total Unrealized Depreciation						$(370,904)
Net Unrealized Appreciation						$ 102,870

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection at October 31, 2021: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	12/20/2026	Barclays	USD	440,000	$30,040	$20,056	$ 9,984
Republic of Chile, 3.24%, Due: 02/06/2028 (Pay Quarterly)	1.00%	12/20/2026	Morgan Stanley	USD	600,000	(4,229)	(7,511)	3,282
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	12/20/2026	Barclays	USD	900,000	428	(1,893)	2,321
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	12/20/2026	Goldman Sachs	USD	300,000	143	(460)	603
Total						$26,382	$10,192	$16,190
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 3,906,671	$ —	$ 3,906,671
Common Stocks	1,856,548	—	—	1,856,548
Convertible Bonds	—	4,018,334	—	4,018,334
Convertible Preferred Stocks	441,797	261,627	—	703,424
Corporate Bonds	—	50,267,118	—	50,267,118
Foreign Government Inflation-Linked Bonds	—	1,740,812	—	1,740,812
Foreign Issuer Bonds	—	139,302,614	—	139,302,614
Term Loans	—	269,004	—	269,004
U.S. Government Obligations	—	782,761	—	782,761
Warrants	—	—	400	400
Short-Term Investments	11,414,219	15,132,173	—	26,546,392
Total Investments	$13,712,564	$215,681,114	$400	$229,394,078

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$ 473,774	$—	$ 473,774
Swap Agreements at Fair Value	—	30,611	—	30,611
Total Assets - Derivative Financial Instruments	$—	$ 504,385	$—	$ 504,385
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(370,904)	$—	$(370,904)
Swap Agreements at Fair Value	—	(4,229)	—	(4,229)
Total Liabilities - Derivative Financial Instruments	$—	$(375,133)	$—	$(375,133)
Net Derivative Financial Instruments	$—	$ 129,252	$—	$ 129,252
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of October 31, 2021:
Financial Assets	Fair Value at 10/31/21	Valuation Technique(s)	Unobservable Inputs	Price/Range
Warrants	$400	Pricing Model	Projected EBITDA plus a discounted multiple	$0.03 - $0.07
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments
Morningstar Unconstrained Allocation Fund
	Par (a)	Value
Asset-Backed Securities – 0.0%(b)
Commercial Mortgage-Backed Securities – 0.0%(b)
Benchmark Mortgage Trust, Series 2020-B17, Class A2, 2.21%, 3/15/53	$45,000	$45,538
Whole Loan – 0.0%(b)
STACR Trust, Series 2018-HRP1, Class M2, (1M USD LIBOR + 1.65%), 1.74%, 4/25/43(c)(d)	33,700	33,796
Total Asset-Backed Securities (Cost $78,884)		79,334

	Number of Shares
Common Stocks – 43.9%
Advertising – 1.0%
Dentsu Group, Inc. (Japan)	2,800	102,323
Omnicom Group, Inc.	27,964	1,903,789
WPP PLC (United Kingdom)	13,654	197,365
		2,203,477
Aerospace/Defense – 0.1%
BAE Systems PLC (United Kingdom)	34,152	257,512
Agriculture – 0.2%
British American Tobacco PLC (United Kingdom)	11,877	413,135
Japan Tobacco, Inc. (Japan)	5,300	104,045
		517,180
Apparel – 0.6%
Tapestry, Inc.	30,443	1,186,668
Auto Manufacturers – 0.9%
Honda Motor Co. Ltd. (Japan)	20,600	609,304
Nissan Motor Co. Ltd. (Japan)*	38,600	196,468
Toyota Motor Corp. (Japan)	64,500	1,138,049
		1,943,821
Auto Parts & Equipment – 0.4%
Bridgestone Corp. (Japan)	8,800	389,306
Denso Corp. (Japan)	3,000	217,485
Stanley Electric Co. Ltd. (Japan)	7,800	196,601
Sumitomo Electric Industries Ltd. (Japan)	7,700	102,201
		905,593
	Number of Shares	Value
Banks – 3.5%
ABN AMRO Bank N.V. - CVA (Netherlands)(c)	5,235	$ 76,995
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	26,224	183,519
Banco del Bajio S.A. (Mexico)(c)	49,949	93,600
Banco Santander S.A. (Spain)	69,794	264,735
Barclays PLC (United Kingdom)	172,129	474,986
BNP Paribas S.A. (France)	5,779	386,830
CaixaBank S.A. (Spain)	20,489	58,899
Credit Suisse Group A.G. (Switzerland)(e)	6,333	65,874
DNB Bank ASA (Norway)	3,042	72,390
Erste Group Bank A.G. (Austria)	2,474	106,099
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	77,975	492,892
Grupo Financiero Inbursa S.A.B. de C.V., Class O (Mexico)*	66,685	66,789
HSBC Holdings PLC (United Kingdom)	216,315	1,303,335
ING Groep N.V. (Netherlands)	22,304	338,327
Intesa Sanpaolo S.p.A. (Italy)	46,120	131,081
KBC Group N.V. (Belgium)	830	77,292
Lloyds Banking Group PLC (United Kingdom)	739,547	506,132
Mitsubishi UFJ Financial Group, Inc. (Japan)	54,100	296,657
Mizuho Financial Group, Inc. (Japan)	7,100	93,706
Natwest Group PLC (United Kingdom)	91,777	276,724
Nordea Bank Abp (Finland)	11,887	145,578
Regional S.A.B. de C.V. (Mexico)	15,992	83,455
Resona Holdings, Inc. (Japan)	26,700	100,301
Skandinaviska Enskilda Banken AB Class A (Sweden)	7,770	121,506
Standard Chartered PLC (United Kingdom)	43,419	293,643
Sumitomo Mitsui Financial Group, Inc. (Japan)	14,700	477,010
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	9,100	299,334
Svenska Handelsbanken AB, Class A (Sweden)	8,962	102,725

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Banks (Continued)
Swedbank AB, Class A (Sweden)	7,328	$ 158,935
UBS Group A.G. (Switzerland)(e)	16,656	303,184
UniCredit S.p.A. (Italy)	7,998	105,729
		7,558,262
Beverages – 1.3%
Anheuser-Busch InBev S.A./N.V. (Belgium)	13,488	825,024
Arca Continental S.A.B. de C.V. (Mexico)	10,114	61,559
Asahi Group Holdings Ltd. (Japan)	2,100	95,299
Becle S.A.B. de C.V. (Mexico)	57,017	130,163
Coca-Cola Femsa S.A.B. de C.V. (Mexico)	22,053	118,545
Diageo PLC (United Kingdom)	9,298	462,591
Fomento Economico Mexicano S.A.B. de C.V. (Mexico)	89,631	738,232
Kirin Holdings Co. Ltd. (Japan)	16,900	294,159
		2,725,572
Building Materials – 0.2%
Cemex S.A.B. de C.V., Series CPO (Mexico)*	205,629	132,638
Daikin Industries Ltd. (Japan)	1,300	284,719
		417,357
Chemicals – 0.4%
Nitto Denko Corp. (Japan)	2,800	218,792
Orbia Advance Corp. S.A.B. de C.V. (Mexico)	48,433	126,564
Shin-Etsu Chemical Co. Ltd. (Japan)	2,800	499,333
Toray Industries, Inc. (Japan)	15,700	97,835
		942,524
Commercial Services – 4.1%
Atlantia S.p.A. (Italy)*	62,570	1,209,378
Experian PLC (United Kingdom)	5,016	229,990
H&R Block, Inc.	100,570	2,320,150
Nielsen Holdings PLC	118,770	2,405,092
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	8,909	65,623
Recruit Holdings Co. Ltd. (Japan)	5,000	332,595
	Number of Shares	Value
Commercial Services (Continued)
RELX PLC (United Kingdom)	11,911	$ 369,329
Rentokil Initial PLC (United Kingdom)	18,587	149,606
Secom Co. Ltd. (Japan)	25,118	1,712,356
		8,794,119
Computers – 0.4%
Cognizant Technology Solutions Corp., Class A	10,001	780,978
Cosmetics/Personal Care – 0.6%
Kao Corp. (Japan)	6,900	390,320
Unilever PLC (United Kingdom)	14,846	794,883
		1,185,203
Distribution/Wholesale – 0.6%
Bunzl PLC (United Kingdom)	3,935	145,438
Ferguson PLC	934	140,533
ITOCHU Corp. (Japan)	12,900	367,919
Mitsubishi Corp. (Japan)	9,700	308,441
Mitsui & Co. Ltd. (Japan)	14,000	320,383
		1,282,714
Diversified Financial Services – 1.0%
Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	32,094	61,419
Daiwa Securities Group, Inc. (Japan)	17,300	97,194
Deutsche Boerse A.G. (Germany)	995	165,177
Japan Exchange Group, Inc. (Japan)	3,900	92,345
Julius Baer Group Ltd. (Switzerland)	1,494	108,064
London Stock Exchange Group PLC (United Kingdom)	3,853	375,065
ORIX Corp. (Japan)	10,800	214,664
St James's Place PLC (United Kingdom)	12,794	276,387
Visa, Inc., Class A	3,578	757,713
		2,148,028
Electric – 1.4%
Chubu Electric Power Co., Inc. (Japan)	17,000	175,969
Electric Power Development Co. Ltd. (Japan)	7,000	92,537
National Grid PLC (United Kingdom)	203,652	2,607,471
SSE PLC (United Kingdom)	5,899	132,843
		3,008,820

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Electrical Component & Equipment – 0.1%
Casio Computer Co. Ltd. (Japan)	6,300	$ 89,152
Electronics – 0.6%
Hoya Corp. (Japan)	1,300	191,371
Kyocera Corp. (Japan)	3,200	187,350
Murata Manufacturing Co. Ltd. (Japan)	4,600	341,222
Nidec Corp. (Japan)	1,700	188,288
TDK Corp. (Japan)	8,100	294,459
		1,202,690
Engineering & Construction – 1.0%
Ferrovial S.A. (Spain)	37,739	1,191,348
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	26,225	158,601
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)*	16,157	204,042
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	10,040	202,814
Vinci S.A. (France)	3,686	394,071
		2,150,876
Entertainment – 1.2%
Entain PLC (United Kingdom)*	5,078	142,291
International Game Technology PLC*	83,361	2,458,316
		2,600,607
Environmental Control – 0.6%
Stericycle, Inc.*	17,454	1,168,022
Food – 0.6%
Associated British Foods PLC (United Kingdom)	5,031	123,037
Gruma S.A.B. de C.V., Class B (Mexico)	10,980	128,541
Grupo Bimbo S.A.B. de C.V., Class A (Mexico)	68,879	204,750
MEIJI Holdings Co. Ltd. (Japan)	4,700	296,611
Seven & i Holdings Co. Ltd. (Japan)	4,500	188,932
Tesco PLC (United Kingdom)	80,487	297,180
Yamazaki Baking Co. Ltd. (Japan)	5,886	89,413
		1,328,464
Food Service – 0.1%
Compass Group PLC (United Kingdom)*	11,413	242,191
	Number of Shares	Value
Gas – 0.6%
Osaka Gas Co. Ltd. (Japan)	11,000	$ 177,298
Snam S.p.A. (Italy)	210,925	1,194,635
		1,371,933
Healthcare - Products – 1.1%
Henry Schein, Inc.*	14,952	1,141,585
Medtronic PLC	7,193	862,153
Olympus Corp. (Japan)	9,800	212,298
Smith & Nephew PLC (United Kingdom)	7,242	125,070
		2,341,106
Healthcare - Services – 1.3%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	27,321	1,814,909
MEDNAX, Inc.*	38,912	1,059,574
		2,874,483
Home Builders – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	1,838	109,634
Sekisui House Ltd. (Japan)	4,861	101,064
		210,698
Home Furnishings – 0.5%
Panasonic Corp. (Japan)	24,900	307,914
Sony Group Corp. (Japan)	6,800	787,416
		1,095,330
Household Products/Wares – 0.2%
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	76,760	121,321
Reckitt Benckiser Group PLC (United Kingdom)	4,588	372,467
		493,788
Insurance – 1.7%
Allianz S.E. (Germany)(e)	1,869	434,001
Assicurazioni Generali S.p.A. (Italy)	3,244	70,639
Aviva PLC (United Kingdom)	44,606	240,690
AXA S.A. (France)	9,796	284,995
Dai-ichi Life Holdings, Inc. (Japan)	9,700	204,074
Direct Line Insurance Group PLC (United Kingdom)	46,903	187,467
Hannover Rueck S.E. (Germany)	378	69,017
Jackson Financial, Inc., Class A*	662	17,920

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Insurance (Continued)
Legal & General Group PLC (United Kingdom)	66,972	$ 264,123
MS&AD Insurance Group Holdings, Inc. (Japan)	6,000	193,844
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Germany)(e)	577	170,842
Prudential PLC (United Kingdom)	26,532	541,464
Sampo OYJ, Class A (Finland)	1,410	74,957
Sompo Holdings, Inc. (Japan)	2,200	95,407
Swiss Life Holding A.G. (Switzerland)(e)	195	106,970
Swiss Re A.G.	1,408	136,401
Tokio Marine Holdings, Inc. (Japan)	3,900	205,413
Tryg A/S (Denmark)	2,710	64,317
Zurich Insurance Group A.G. (Switzerland)	642	284,548
		3,647,089
Internet – 2.2%
Alibaba Group Holding Ltd. (China)*	51,200	1,052,808
Baidu, Inc., Class A (China)*	25,850	528,223
JD.com, Inc., Class A (China)*	13,450	526,527
Meituan, Class B (China)(c)*	15,500	527,444
Pinduoduo, Inc. ADR (China)*	2,909	258,668
Tencent Holdings Ltd. (China)	17,300	1,052,356
Tencent Music Entertainment Group ADR (China)*	33,171	260,724
Trip.com Group Ltd. ADR (China)*	18,448	526,875
		4,733,625
Investment Management Companies – 0.1%
Industrivarden AB, Class A (Sweden)	138	4,549
Investor AB, Class B (Sweden)	7,183	165,740
Kinnevik AB, Class B (Sweden)*	1,747	68,571
		238,860
Lodging – 0.1%
InterContinental Hotels Group PLC (United Kingdom)*	1,810	126,785
	Number of Shares	Value
Machinery - Construction & Mining – 0.4%
Hitachi Ltd. (Japan)	5,300	$ 305,410
Komatsu Ltd. (Japan)	8,200	214,769
Mitsubishi Electric Corp. (Japan)	29,600	397,511
		917,690
Machinery - Diversified – 0.5%
FANUC Corp. (Japan)	1,700	335,956
Keyence Corp. (Japan)	500	301,807
Nabtesco Corp. (Japan)	2,438	79,122
SMC Corp. (Japan)	500	298,383
Sumitomo Heavy Industries Ltd. (Japan)	3,800	97,833
		1,113,101
Media – 0.1%
Grupo Televisa S.A.B., Series CPO (Mexico)	83,798	169,566
Informa PLC (United Kingdom)*	17,013	121,029
		290,595
Mining – 0.9%
Anglo American PLC (South Africa)	6,251	237,807
BHP Group PLC (Australia)	19,633	518,538
Glencore PLC (Australia)*	43,820	219,125
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	63,432	277,970
Industrias Penoles S.A.B. de C.V. (Mexico)*	10,617	135,533
Rio Tinto PLC (Australia)	7,721	481,416
Sumitomo Metal Mining Co. Ltd. (Japan)	2,700	104,739
		1,975,128
Miscellaneous Manufacturing – 0.2%
Smiths Group PLC (United Kingdom)	6,474	120,210
Toshiba Corp. (Japan)	4,987	215,100
		335,310
Office/Business Equipment – 0.1%
FUJIFILM Holdings Corp. (Japan)	2,400	185,466
Oil & Gas – 3.9%
BP PLC (United Kingdom)	289,967	1,389,204
Canadian Natural Resources Ltd. (Canada)	4,271	181,524
China Petroleum & Chemical Corp., Class H (China)	628,250	306,104
Ecopetrol S.A. ADR (Colombia)	8,533	129,275

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Oil & Gas (Continued)
ENEOS Holdings, Inc. (Japan)	25,800	$ 104,032
Eni S.p.A. (Italy)	18,763	268,920
Equinor ASA (Norway)	11,678	295,901
Galp Energia SGPS S.A. (Portugal)	11,075	115,046
Gazprom PJSC ADR (Russia)	50,266	493,254
Imperial Oil Ltd. (Canada)	3,856	130,548
Inpex Corp. (Japan)	29,400	245,176
LUKOIL PJSC ADR (Russia)	3,271	333,416
Neste OYJ (Finland)	3,821	212,722
OMV A.G. (Austria)	2,054	124,356
Petroleo Brasileiro S.A. ADR (Brazil)	22,958	225,448
Repsol S.A. (Spain)	9,517	121,899
Rosneft Oil Co. PJSC GDR (Russia)(e)	48,304	430,048
Royal Dutch Shell PLC, Class B (Netherlands)	87,262	2,002,551
Suncor Energy, Inc. (Canada)	6,091	160,199
TotalEnergies S.E. (France)	18,268	914,769
Woodside Petroleum Ltd. (Australia)	7,243	126,619
		8,311,011
Pharmaceuticals – 3.5%
Alfresa Holdings Corp. (Japan)	6,800	95,860
Astellas Pharma, Inc. (Japan)	6,200	104,524
AstraZeneca PLC (United Kingdom)	6,613	827,295
Chugai Pharmaceutical Co. Ltd. (Japan)	8,400	314,071
CVS Health Corp.	27,425	2,448,504
Daiichi Sankyo Co. Ltd. (Japan)	8,400	211,952
Genomma Lab Internacional S.A.B. de C.V., Class B (Mexico)*	97,555	93,774
GlaxoSmithKline PLC (United Kingdom)	29,032	602,728
McKesson Corp.	11,565	2,404,132
Ono Pharmaceutical Co. Ltd. (Japan)	4,300	90,222
Takeda Pharmaceutical Co. Ltd. (Japan)	12,300	345,210
		7,538,272
Real Estate – 0.3%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	35,757	62,246
	Number of Shares	Value
Real Estate (Continued)
Mitsubishi Estate Co. Ltd. (Japan)	20,100	$ 305,459
Mitsui Fudosan Co. Ltd. (Japan)	4,600	105,174
Sumitomo Realty & Development Co. Ltd. (Japan)	2,900	104,806
		577,685
Real Estate Investment Trusts – 0.1%
Fibra Uno Administracion S.A. de C.V. (Mexico)	114,675	114,073
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	42,496	59,447
Prologis Property Mexico S.A. de C.V. (Mexico)	28,578	66,031
		239,551
Retail – 1.7%
Alibaba Health Information Technology Ltd. (China)*	200,000	250,438
Alsea S.A.B. de C.V. (Mexico)*	47,470	100,298
Dollar Tree, Inc.*	17,903	1,929,227
Fast Retailing Co. Ltd. (Japan)	500	331,909
Kingfisher PLC (United Kingdom)	26,493	121,592
La Comer S.A.B. de C.V. (Mexico)	31,868	57,164
USS Co. Ltd. (Japan)	12,000	193,420
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	189,287	659,489
		3,643,537
Semiconductors – 0.1%
Tokyo Electron Ltd. (Japan)	600	279,620
Software – 0.6%
Fiserv, Inc.*	7,812	769,404
NetEase, Inc. (China)	13,500	261,869
Nexon Co. Ltd. (Japan)	5,300	90,212
Square Enix Holdings Co. Ltd. (Japan)	1,800	98,604
		1,220,089
Telecommunications – 2.2%
America Movil S.A.B. de C.V., Series L (Mexico)	1,278,993	1,138,719
BT Group PLC (United Kingdom)*	46,264	87,894
Cisco Systems, Inc.	6,574	367,947
KDDI Corp. (Japan)	12,100	370,018

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Telecommunications (Continued)
Megacable Holdings S.A.B. de C.V., Series CPO (Mexico)	39,823	$ 117,527
Nippon Telegraph & Telephone Corp. (Japan)	7,100	198,934
SES S.A. (France)	178,769	1,605,563
Softbank Corp. (Japan)	7,200	98,278
SoftBank Group Corp. (Japan)	8,800	476,409
Vodafone Group PLC (United Kingdom)	157,165	231,638
		4,692,927
Toys/Games/Hobbies – 0.2%
Nintendo Co. Ltd. (Japan)	900	397,491
Transportation – 0.2%
East Japan Railway Co. (Japan)	6,600	411,091
Poste Italiane S.p.A. (Italy)(c)	4,614	65,896
		476,987
Water – 0.1%
Severn Trent PLC (United Kingdom)	3,664	137,225
Total Common Stocks (Cost $87,147,528)		94,105,212

	Par (a)
Corporate Bonds – 1.2%
Aerospace/Defense – 0.3%
Boeing (The) Co.,
5.71%, 5/01/40	$ 70,000	89,877
5.80%, 5/01/50	195,000	267,366
3.95%, 8/01/59	115,000	121,706
5.93%, 5/01/60	110,000	154,796
		633,745
Auto Manufacturers – 0.3%
General Motors Co.,
6.80%, 10/01/27	85,000	104,777
6.25%, 10/02/43	125,000	170,552

General Motors Financial Co., Inc., (SOFR + 1.20%), 1.25%, 11/17/23(d)	380,000	385,867
		661,196
		Par (a)	Value
Insurance – 0.3%
Athene Global Funding, (SOFR + 0.70%), 0.75%, 5/24/24(c)(d)		$ 500,000	$ 502,575
Metropolitan Life Global Funding I, (SOFR + 0.57%), 0.62%, 1/13/23(c)(d)		150,000	150,600
			653,175
Machinery - Construction & Mining – 0.2%
Caterpillar Financial Services Corp., (SOFR + 0.15%), 0.20%, 11/17/22(d)		385,000	384,931
Oil & Gas – 0.1%
Hess Corp., 5.80%, 4/01/47		55,000	73,446
Occidental Petroleum Corp., 4.20%, 3/15/48		50,000	48,727
			122,173
Total Corporate Bonds (Cost $2,296,801)			2,455,220

Foreign Issuer Bonds – 7.0%
Australia – 0.9%
Australia Government Bond, 5.75%, 7/15/22	AUD	900,000	703,899
Commonwealth Bank of Australia, (SOFR + 0.40%), 0.45%, 7/07/25(c)(d)		540,000	540,934
New South Wales Treasury Corp., 4.00%, 4/20/23	AUD	180,000	141,944
Queensland Treasury Corp., 4.25%, 7/21/23(c)	AUD	365,000	290,301
Western Australian Treasury Corp., 6.00%, 10/16/23	AUD	380,000	313,999
			1,991,077
Brazil – 0.4%
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/27	BRL	4,110,000	673,463
10.00%, 1/01/29	BRL	1,040,000	166,807
			840,270
Canada – 0.8%
Bank of Montreal, (SOFR + 0.68%), 0.73%, 3/10/23(d)		530,000	533,559

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
		Par (a)	Value
Canada (Continued)
Bank of Nova Scotia (The), (SOFR + 0.55%), 0.60%, 9/15/23(d)		$ 610,000	$ 612,418
Canadian Imperial Bank of Commerce, (SOFR + 0.80%), 0.85%, 3/17/23(d)		440,000	443,100
			1,589,077
Colombia – 0.5%
Colombian TES,
6.25%, 11/26/25	COP	1,750,000,000	454,758
6.00%, 4/28/28	COP	2,870,000,000	699,898
			1,154,656
Germany – 0.3%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(f)	EUR	540,000	602,745
Malaysia – 0.6%
Malaysia Government Bond,
3.88%, 3/10/22	MYR	3,620,000	880,575
3.90%, 11/16/27	MYR	1,220,000	303,426
			1,184,001
Mexico – 1.5%
Mexican Bonos,
8.50%, 5/31/29	MXN	15,300,000	788,185
8.50%, 11/18/38	MXN	16,400,000	842,042
7.75%, 11/13/42	MXN	20,400,000	974,201
8.00%, 11/07/47	MXN	6,600,000	322,626

Petroleos Mexicanos, 7.69%, 1/23/50		345,000	329,475
			3,256,529
Poland – 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	1,020,000	265,833
Russia – 0.1%
Russian Federal Bond - OFZ, 7.65%, 4/10/30	RUB	10,000,000	137,778
South Africa – 0.7%
Republic of South Africa Government Bond,
6.50%, 2/28/41	ZAR	14,600,000	622,112
8.75%, 2/28/48	ZAR	17,400,000	935,250
			1,557,362
		Par (a)	Value
South Korea – 1.1%
Korea Treasury Bond,
2.00%, 6/10/31	KRW	$2,150,000,000	$ 1,750,733
1.87%, 3/10/51	KRW	860,000,000	642,948
			2,393,681
Total Foreign Issuer Bonds (Cost $15,578,003)			14,973,009

U.S. Government Obligations – 6.7%
U.S. Treasury Floating Rate Notes – 6.7%
(3M US Treasury MMY + 0.11%), 0.16%, 4/30/22(d)		470,000	470,247
(3M US Treasury MMY + 0.06%), 0.11%, 7/31/22(d)		570,000	570,185
(3M US Treasury MMY + 0.06%), 0.11%, 10/31/22(d)		3,167,000	3,168,505
(3M US Treasury MMY + 0.05%), 0.11%, 1/31/23(d)		7,320,000	7,322,259
(3M US Treasury MMY + 0.03%), 0.08%, 4/30/23(d)		290,000	290,018
(3M US Treasury MMY + 0.03%), 0.08%, 7/31/23(d)		2,510,000	2,509,955
			14,331,169
Total U.S. Government Obligations (Cost $14,328,557)			14,331,169

		Number of Shares
Investment Companies – 35.7%
Invesco KBW Bank ETF		63,242	4,516,744
iShares Core DAX UCITS ETF DE (Germany)*	EUR	42,173	6,484,989
iShares MSCI China ETF		45,991	3,184,417
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	EUR	179,709	4,223,428
Schwab Fundamental Emerging Markets Large Company Index ETF		333,128	10,773,360
Schwab U.S. TIPS ETF		99,042	6,237,665
Vanguard Consumer Staples ETF		35,673	6,623,763
Vanguard Long-Term Treasury ETF		152,828	13,636,842
Vanguard Small-Cap ETF		20,405	4,682,743

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Vanguard Total Stock Market ETF	68,331	$16,188,297
Total Investment Companies (Cost $64,092,139)		76,552,248

	Number of Shares
Short-Term Investments – 5.6%
Money Market Fund – 5.6%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(g)	11,933,046	11,933,046
Total Short-Term Investments (Cost $11,933,046)		11,933,046
Total Investments – 100.1% (Cost $195,454,958)		214,429,238
Liabilities less Other Assets – (0.1)%(h)		(132,974)
NET ASSETS – 100.0%		$214,296,264
Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Amount rounds to less than 0.05%.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(d)	Variable rate security. Rate as of October 31, 2021 is disclosed.
(e)	Security sold outside United States without registration under the Securities Act of 1933.
(f)	Zero coupon bond.
(g)	7-day current yield as of October 31, 2021 is disclosed.
(h)	Includes appreciation/ (depreciation) on forward foreign currency exchange contracts and futures contracts.
*	Non-income producing security

Abbreviations:
1M	1 Month
3M	3 Month
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
CPO	Certificate of Ordinary Participation
CVA	Credit Valuation Adjustment
DAX	Deutscher Aktienindex
ETF	Exchange-Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MMY	Money Market Yield
MSCI	Morgan Stanley Capital International
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
MXN	Mexican Peso
MYR	Malaysian Ringgit
PJSC	Public Joint Stock Company
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TIPS	Treasury Inflation Protected Securities
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar
ZAR	South African Rand
Concentration by Currency (%)(a)
U.S. Dollar	52.2
Euro	11.4
Japanese Yen	10.1
British Pound	9.0
All other currencies less than 5%	17.3
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
United States	49.9
Japan	10.1
United Kingdom	7.3
Germany	6.5
All other countries less than 5%	26.2
Total	100.0

(a) Percentages shown are based on Net Assets.

Futures Contracts outstanding at October 31, 2021: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-OAT	10	12/08/2021	EUR	1,895,840	$(12,665)
Ultra U.S. Treasury Bond	5	12/21/2021	USD	982,031	874
Long GILT	13	12/29/2021	GBP	2,222,471	7,733
Total Long Contracts					$ (4,058)

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2021:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/02/21	U.S. Dollars	1,582	Norwegian Kroner	14,000	Citibank	$ 75,181
11/17/21	South African Rand	29,900	U.S. Dollars	2,014	HSBC	61,531
12/15/21	U.S. Dollars	647	Russian Rubles	49,000	Citibank	37,331
11/15/21	U.S. Dollars	490	Russian Rubles	37,000	Citibank	30,472
11/01/21	South Korean Won	2,740,000	U.S. Dollars	2,374	Citibank	30,082
12/08/21	U.S. Dollars	922	Australian Dollars	1,250	JPMorgan Chase	17,975
11/01/21	U.S. Dollars	918	South Korean Won	1,080,000	Citibank	5,995
11/23/21	British Pounds	1,200	U.S. Dollars	1,646	Citibank	4,476
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2021: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
02/11/22	South Korean Won	660,000	U.S. Dollars	565	Citibank	$ 4,336
12/09/21	U.S. Dollars	187	Thai Baht	6,300	HSBC	2,346
11/22/21	Mexican Pesos	2,800	U.S. Dollars	138	Citibank	2,119
11/17/21	South African Rand	2,400	U.S. Dollars	159	Goldman Sachs	1,861
11/22/21	Mexican Pesos	2,400	U.S. Dollars	118	Goldman Sachs	1,554
01/12/22	U.S. Dollars	192	Malaysian Ringgit	800	Barclays	622
11/19/21	U.S. Dollars	64	Hungarian Forints	20,000	Goldman Sachs	290
Total Unrealized Appreciation						$ 276,171

01/12/22	U.S. Dollars	96	Malaysian Ringgit	400	Barclays	$ (65)
12/07/21	U.S. Dollars	123	Japanese Yen	14,000	Morgan Stanley	(198)
12/13/21	Swiss Francs	120	U.S. Dollars	131	JPMorgan Chase	(250)
11/08/21	U.S. Dollars	109	Thai Baht	3,600	HSBC	(311)
01/26/22	U.S. Dollars	70	Euro	60	HSBC	(749)
11/22/21	Mexican Pesos	13,100	U.S. Dollars	633	HSBC	(1,043)
12/15/21	U.S. Dollars	99	Russian Rubles	7,000	Citibank	(1,221)
01/31/22	Colombian Pesos	4,350,000	U.S. Dollars	1,146	JPMorgan Chase	(2,054)
11/01/21	U.S. Dollars	1,423	South Korean Won	1,660,000	Citibank	(2,956)
12/13/21	Swiss Francs	1,470	U.S. Dollars	1,603	Goldman Sachs	(4,543)
01/13/22	U.S. Dollars	804	Polish Zloty	3,190	Citibank	(6,142)
01/27/22	U.S. Dollars	870	Polish Zloty	3,450	Citibank	(6,578)
11/10/21	U.S. Dollars	456	Hungarian Forints	140,000	HSBC	(6,743)
01/26/22	U.S. Dollars	1,108	Euro	950	Citibank	(6,855)
11/17/21	U.S. Dollars	563	South African Rand	8,500	HSBC	(7,390)
11/10/21	U.S. Dollars	156	Chilean Pesos	120,000	HSBC	(9,075)
11/15/21	Russian Rubles	21,000	U.S. Dollars	286	Citibank	(9,350)
01/20/22	U.S. Dollars	1,276	Polish Zloty	5,050	JPMorgan Chase	(12,429)
01/20/22	U.S. Dollars	485	Brazilian Reals	2,710	HSBC	(12,805)
01/21/22	U.S. Dollars	1,110	Chilean Pesos	900,000	HSBC	(14,347)
11/23/21	U.S. Dollars	1,660	British Pounds	1,200	Citibank	(17,519)
12/07/21	U.S. Dollars	496	Chilean Pesos	390,000	HSBC	(18,617)
11/19/21	U.S. Dollars	700	Hungarian Forints	210,000	HSBC	(25,665)
11/02/21	Norwegian Kroner	14,000	U.S. Dollars	1,612	Citibank	(45,972)
12/17/21	U.S. Dollars	1,258	Chilean Pesos	990,000	HSBC	(48,076)
12/08/21	Australian Dollars	1,800	U.S. Dollars	1,303	JPMorgan Chase	(51,199)
12/07/21	U.S. Dollars	1,552	Japanese Yen	170,000	Citibank	(60,384)
Total Unrealized Depreciation						$(372,536)
Net Unrealized Depreciation						$ (96,365)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 79,334	$—	$ 79,334
Common Stocks	32,097,820	62,007,392	—	94,105,212
Corporate Bonds	—	2,455,220	—	2,455,220
Foreign Issuer Bonds	—	14,973,009	—	14,973,009
U.S. Government Obligations	—	14,331,169	—	14,331,169
Investment Companies	76,552,248	—	—	76,552,248
Short-Term Investments	11,933,046	—	—	11,933,046
Total Investments	$120,583,114	$93,846,124	$—	$214,429,238

Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$ 8,607	$ —	$—	$ 8,607
Forward Foreign Currency Exchange Contracts	—	276,171	—	276,171
Total Assets - Derivative Financial Instruments	$ 8,607	$ 276,171	$—	$ 284,778
Liabilities:
Futures Contracts	$(12,665)	$ —	$—	$ (12,665)
Forward Foreign Currency Exchange Contracts	—	(372,536)	—	(372,536)
Total Liabilities - Derivative Financial Instruments	$(12,665)	$(372,536)	$—	$(385,201)
Net Derivative Financial Instruments	$ (4,058)	$ (96,365)	$—	$(100,423)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par (a)	Value
Long Positions – 107.3%
Asset-Backed Securities – 9.1%
Automobile – 1.2%
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 4/15/27(b)	$734,754	$ 733,980
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	167,000	166,226
Drive Auto Receivables Trust,
Series 2017-3, Class D, 3.53%, 12/15/23(b)	57,113	57,340
Series 2019-1, Class D, 4.09%, 6/15/26	700,000	718,681
Series 2020-2, Class A3, 0.83%, 5/15/24	105,066	105,122
JPMorgan Chase Bank NA - CACLN,
Series 2021-2, Class B, 0.89%, 12/26/28(b)	360,920	359,911
Series 2021-3, Class B, 0.76%, 2/26/29(b)	696,388	694,726
Santander Drive Auto Receivables Trust,
Series 2019-1, Class D, 3.65%, 4/15/25	700,000	713,190
Series 2020-2, Class B, 0.96%, 11/15/24	110,000	110,177
Westlake Automobile Receivables Trust,
Series 2019-1A, Class C, 3.45%, 3/15/24(b)	149,345	149,793
Series 2020-2A, Class B, 1.32%, 7/15/25(b)	260,000	261,578
		4,070,724
Commercial Mortgage-Backed Securities – 0.0%(c)
Multifamily Connecticut Avenue Securities Trust, , (1M USD LIBOR + 3.25%, 3.25% Floor), 3.34%, 10/15/49(b)(d)	100,000	100,908
Other – 0.8%
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 7/15/30(b)	270,000	268,685
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25(b)	51,678	51,772
Upstart Securitization Trust,
0.84%, 9/20/31(b)	700,000	697,391
	Par (a)	Value
Other (Continued)
Upstart Securitization Trust,
Series 2019-3, Class A, 2.68%, 1/21/30(b)	$ 17,927	$ 17,948
Series 2020-1, Class A, 2.32%, 4/22/30(b)	56,994	57,233
Series 2021-1, Class A, 0.87%, 3/20/31(b)	119,939	120,075
Series 2021-2, Class A, 0.91%, 6/20/31(b)	598,477	598,392
Series 2021-3, Class A, 0.83%, 7/20/31(b)	764,184	763,081
		2,574,577
Whole Loan – 7.1%
Connecticut Avenue Securities Trust,
(30D Average SOFR + 3.10%), 3.15%, 10/25/41(b)(d)	150,000	150,703
Series 2018-R07, Class 1M2, (1M USD LIBOR + 2.40%), 2.49%, 4/25/31(b)(d)	460,755	463,080
Series 2018-R07, Class 1M2C, (1M USD LIBOR + 2.40%), 2.49%, 4/25/31(b)(d)	532,000	533,603
Series 2019-R01, Class 2M2, (1M USD LIBOR + 2.45%), 2.54%, 7/25/31(b)(d)	57,821	58,146
Series 2019-R01, Class 2M2C, (1M USD LIBOR + 2.45%), 2.54%, 7/25/31(b)(d)	702,631	704,770
Series 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%, 2.30% Floor), 2.39%, 8/25/31(b)(d)	194,696	195,738
Series 2019-R04, Class 2M2, (1M USD LIBOR + 2.10%), 2.19%, 6/25/39(b)(d)	229,237	229,680
Series 2019-R05, Class 1M2, (1M USD LIBOR + 2.00%), 2.09%, 7/25/39(b)(d)	82,069	82,228
Series 2019-R06, Class 2M2, (1M USD LIBOR + 2.10%), 2.19%, 9/25/39(b)(d)	344,399	345,160
Series 2019-R07, Class 1M2, (1M USD LIBOR + 2.10%), 2.19%, 10/25/39(b)(d)	228,415	229,082

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Whole Loan (Continued)
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, (1M USD LIBOR + 2.05%, 2.05% Floor), 2.14%, 1/25/40(b)(d)	$1,039,693	$1,045,559
Series 2020-R02, Class 2M2, (1M USD LIBOR + 2.00%), 2.09%, 1/25/40(b)(d)	221,621	222,346
Series 2020-SBT1, Class 1M2, (1M USD LIBOR + 3.65%), 3.74%, 2/25/40(b)(d)	101,533	105,742
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class B1, (1M USD LIBOR + 4.95%, 4.95% Floor), 5.04%, 7/25/29(d)	500,000	540,094
Series 2017-DNA3, Class B1, (1M USD LIBOR + 4.45%), 4.54%, 3/25/30(d)	300,000	318,861
Series 2018-DNA1, Class B1, (1M USD LIBOR + 3.15%), 3.24%, 7/25/30(d)	550,000	558,241
Series 2020-HQA5, Class M1, (30D Average SOFR + 1.10%), 1.15%, 11/25/50(b)(d)	7,063	7,063
FNMA Connecticut Avenue Securities,
Series 2017-C01, Class 1B1, (1M USD LIBOR + 5.75%), 5.84%, 7/25/29(d)	245,000	270,314
Series 2017-C02, Class 2B1, (1M USD LIBOR + 5.50%), 5.59%, 9/25/29(d)	473,000	520,483
Series 2017-C02, Class 2M2, (1M USD LIBOR + 3.65%), 3.74%, 9/25/29(d)	160,794	166,433
Series 2017-C03, Class 1B1, (1M USD LIBOR + 4.85%), 4.94%, 10/25/29(d)	430,000	464,466
Series 2017-C04, Class 2B1, (1M USD LIBOR + 5.05%), 5.14%, 11/25/29(d)	450,000	490,049
Series 2017-C05, Class 1B1, (1M USD LIBOR + 3.60%, 3.60% Floor), 3.69%, 1/25/30(d)	667,125	697,523
	Par (a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%, 2.20% Floor), 2.29%, 1/25/30(d)	$ 211,522	$ 215,289
Series 2017-C06, Class 1M2, (1M USD LIBOR + 2.65%, 2.65% Floor), 2.74%, 2/25/30(d)	793,268	807,882
Series 2017-C07, Class 1B1, (1M USD LIBOR + 4.00%, 4.00% Floor), 4.09%, 5/25/30(d)	250,000	261,303
Series 2017-C07, Class 1M2, (1M USD LIBOR + 2.40%, 2.40% Floor), 2.49%, 5/25/30(d)	478,808	485,304
Series 2017-C07, Class 2B1, (1M USD LIBOR + 4.45%, 4.45% Floor), 4.54%, 5/25/30(d)	217,000	226,732
Series 2018-C01, Class 1B1, (1M USD LIBOR + 3.55%, 3.55% Floor), 3.64%, 7/25/30(d)	637,000	657,029
Series 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%, 2.25% Floor), 2.34%, 7/25/30(d)	1,061,988	1,075,846
Series 2018-C02, Class 2B1, (1M USD LIBOR + 4.00%, 4.00% Floor), 4.09%, 8/25/30(d)	425,000	440,388
Series 2018-C03, Class 1B1, (1M USD LIBOR + 3.75%, 3.75% Floor), 3.84%, 10/25/30(d)	550,000	573,537
Series 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%, 2.55% Floor), 2.64%, 12/25/30(d)	1,073,166	1,090,648
Series 2018-C05, Class 1B1, (1M USD LIBOR + 4.25%, 4.25% Floor), 4.34%, 1/25/31(d)	340,000	357,656
Series 2018-C05, Class 1M2, (1M USD LIBOR + 2.35%, 2.35% Floor), 2.44%, 1/25/31(d)	460,249	465,864
Series 2018-C06, Class 1M2, (1M USD LIBOR + 2.00%, 2.00% Floor), 2.09%, 3/25/31(d)	1,146,059	1,155,012
Series 2018-C06, Class 2M2, (1M USD LIBOR + 2.10%, 2.10% Floor), 2.19%, 3/25/31(d)	336,658	339,458

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Whole Loan (Continued)

Freddie Mac STACR, Series 2019-HQA3, Class M2, (1M USD LIBOR + 1.85%), 1.94%, 9/25/49(b)(d)	$354,613	$356,110
Freddie Mac STACR REMIC Trust,
Series 2019-HQA4, Class M2, (1M USD LIBOR + 2.05%), 2.14%, 11/25/49(b)(d)	300,296	300,955
Series 2020-DNA1, Class M2, (1M USD LIBOR + 1.70%), 1.79%, 1/25/50(b)(d)	963,283	965,707
Series 2020-DNA2, Class M2, (1M USD LIBOR + 1.85%, 1.85% Floor), 1.94%, 2/25/50(b)(d)	691,591	696,835
Series 2020-DNA4, Class M2, (1M USD LIBOR + 3.75%), 3.84%, 8/25/50(b)(d)	521,077	524,333
Series 2020-DNA6, Class M1, (30D Average SOFR + 0.90%), 0.95%, 12/25/50(b)(d)	98,632	98,693
Series 2020-HQA1, Class M2, (1M USD LIBOR + 1.90%), 1.99%, 1/25/50(b)(d)	107,707	107,997
Series 2020-HQA2, Class M2, (1M USD LIBOR + 3.10%), 3.19%, 3/25/50(b)(d)	828,186	837,020
Series 2020-HQA4, Class M2, (1M USD LIBOR + 3.15%), 3.24%, 9/25/50(b)(d)	464,167	466,516
Series 2021-DNA1, Class M1, (30D Average SOFR + 0.65%), 0.70%, 1/25/51(b)(d)	168,415	168,415
Series 2021-DNA3, Class M2, (30D Average SOFR + 2.10%), 2.15%, 10/25/33(b)(d)	30,000	30,623
Series 2021-DNA5, Class M2, (30D Average SOFR + 1.65%), 1.70%, 1/25/34(b)(d)	210,000	211,181
Series 2021-HQA1, Class M1, (30D Average SOFR + 0.70%), 0.75%, 8/25/33(b)(d)	249,104	249,104
	Par (a)	Value
Whole Loan (Continued)
Freddie Mac STACR Trust,
Series 2018-HQA2, Class M2, (1M USD LIBOR + 2.30%), 2.39%, 10/25/48(b)(d)	$700,000	$ 709,143
Series 2019-DNA1, Class M2, (1M USD LIBOR + 2.65%), 2.74%, 1/25/49(b)(d)	740,390	749,191
Series 2019-DNA4, Class M2, (1M USD LIBOR + 1.95%), 2.04%, 10/25/49(b)(d)	395,312	396,460
Series 2019-HQA1, Class M2, (1M USD LIBOR + 2.35%), 2.44%, 2/25/49(b)(d)	542,940	547,034
		23,966,629
Total Asset-Backed Securities (Cost $30,358,078)		30,712,838

	Number of Shares
Common Stocks – 25.4%
Aerospace/Defense – 1.1%
Aerojet Rocketdyne Holdings, Inc.(e)	51,515	2,267,175
General Dynamics Corp	266	53,932
L3Harris Technologies, Inc.	447	103,051
Lockheed Martin Corp.	661	219,664
Meggitt PLC (United Kingdom)*	69,276	711,243
Northrop Grumman Corp.	637	227,549
		3,582,614
Auto Parts & Equipment – 0.3%
Akasol A.G. (Germany)	0	0
Veoneer, Inc. (Sweden)*	27,530	969,056
		969,056
Banks – 0.2%
Sbanken ASA (Norway)(b)	55,978	656,000
Beverages – 0.1%
PepsiCo, Inc.	1,448	233,997
Biotechnology – 0.5%
Amgen, Inc.	1,074	222,286
Gilead Sciences, Inc.	3,352	217,478
Swedish Orphan Biovitrum AB (Sweden)*	28,891	785,122
Trillium Therapeutics, Inc. (Canada)*	26,745	484,352
		1,709,238

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Building Materials – 0.3%
Forterra, Inc.*	37,964	$ 904,302
Chemicals – 0.4%
Air Products and Chemicals, Inc.	893	267,730
Kraton Corp.*	14,921	681,144
Recticel SA (Belgium)	26,218	484,206
RPM International, Inc.	796	69,411
		1,502,491
Commercial Services – 2.7%
Afterpay Ltd. ADR (Australia)(e)*	4,938	457,506
Automatic Data Processing, Inc.	1,138	255,470
Bakkt Holdings, Inc.*	8,973	381,532
Booz Allen Hamilton Holding Corp.	762	66,187
GreenSky, Inc., Class A(e)*	91,456	1,119,421
H&R Block, Inc.	170	3,922
IHS Markit Ltd.(e)	50,729	6,631,295
Moneylion, Inc.*	25,132	148,027
		9,063,360
Computers – 0.3%
Amdocs Ltd.	2,700	210,168
Avast PLC(b)	35,628	272,854
Equiniti Group PLC (United Kingdom)(b)*	174,832	426,851
International Business Machines Corp.	1,605	200,785
		1,110,658
Cosmetics/Personal Care – 0.1%
Colgate-Palmolive Co.	2,477	188,723
Procter & Gamble (The) Co.	1,647	235,504
		424,227
Diversified Financial Services – 0.3%
Houlihan Lokey, Inc.	203	22,752
Sanne Group PLC (Jersey, C.I.)	57,912	716,470
Virtu Financial, Inc. Class A	3,521	87,602
Western Union (The) Co.	10,642	193,897
		1,020,721
Electric – 0.7%
Alliant Energy Corp.	3,667	207,442
Ameren Corp.	2,569	216,541
American Electric Power Co., Inc.	2,516	213,130
Avangrid, Inc.	2,910	153,357
CMS Energy Corp.	2,310	139,409
Consolidated Edison, Inc.	3,150	237,510
	Number of Shares	Value
Electric (Continued)
Dominion Energy, Inc.	1,966	$ 149,278
Duke Energy Corp.	2,334	238,091
Evergy, Inc.	3,419	217,961
Eversource Energy	1,089	92,456
IDACORP, Inc.	130	13,562
Public Service Enterprise Group, Inc.	9	574
Southern (The) Co.	2,342	145,954
WEC Energy Group, Inc.	2,623	236,228
Xcel Energy, Inc.	1,851	119,556
		2,381,049
Electronics – 0.9%
Coherent, Inc.*	11,687	2,973,173
Engineering & Construction – 0.2%
Sydney Airport (Australia)*	97,818	606,613
Entertainment – 0.0%(c)
Penn National Gaming, Inc.*	1,956	140,019
Food – 0.8%
Campbell Soup Co.	2,946	117,693
Conagra Brands, Inc.	763	24,569
Flowers Foods, Inc.	9,653	238,912
General Mills, Inc.	3,845	237,621
Hershey (The) Co.	57	9,995
Hormel Foods Corp.	5,621	237,881
JM Smucker (The) Co.	339	41,649
Kellogg Co.	3,598	220,557
Kroger (The) Co.	2,094	83,802
Sanderson Farms, Inc.(e)	8,649	1,638,553
Stryve Foods, Inc., Class A*	8,817	44,702
		2,895,934
Forest Products & Paper – 0.0%(c)
International Paper Co.	213	10,580
Healthcare - Products – 0.9%
Hill-Rom Holdings, Inc.(e)	19,061	2,952,549
Patterson Cos., Inc.	501	15,661
		2,968,210
Healthcare - Services – 1.3%
PPD, Inc.(e)*	90,326	4,260,678
Spire Healthcare Group PLC (United Kingdom)(b)*	47,943	154,189
UpHealth, Inc.*	2,540	4,521
		4,419,388

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Household Products/Wares – 0.1%
Clorox (The) Co.	1,397	$ 227,725
Kimberly-Clark Corp.	1,739	225,183
		452,908
Insurance – 1.8%
Allstate (The) Corp.	123	15,211
CNP Assurances (France)	39,352	985,333
TOWER Ltd. (New Zealand)	192,415	87,557
Willis Towers Watson PLC(e)	21,016	5,091,757
		6,179,858
Internet – 0.1%
NortonLifeLock, Inc.	8,350	212,508
Machinery - Diversified – 1.0%
Neles OYJ (Finland)	19,733	295,701
Welbilt, Inc.(e)*	124,229	2,939,258
		3,234,959
Media – 0.1%
Comcast Corp., Class A	4,017	206,594
Euskaltel S.A. (Spain)	0	0
		206,594
Mining – 0.1%
Newmont Corp.	4,291	231,714
Miscellaneous Manufacturing – 0.1%
3M Co.	1,301	232,463
Illinois Tool Works, Inc.	1,111	253,163
		485,626
Packaging & Containers – 0.1%
Amcor PLC	19,660	237,296
Packaging Corp. of America	583	80,087
		317,383
Pharmaceuticals – 0.3%
Cardinal Health, Inc.	3,010	143,908
CVS Health Corp.	2,734	244,092
Johnson & Johnson	1,432	233,244
Merck & Co., Inc.	2,889	254,376
Pfizer, Inc.	5,354	234,184
Premier, Inc., Class A	2,277	88,689
		1,198,493
Real Estate Investment Trusts – 1.5%
Columbia Property Trust, Inc.(e)	71,225	1,365,383
Cominar Real Estate Investment Trust (Canada)	57,617	537,715
Corporate Office Properties Trust	333	9,031
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
GCP Student Living PLC (United Kingdom)	95,823	$ 275,900
Healthcare Realty Trust, Inc.	1,659	54,847
Lexington Realty Trust	1,074	15,648
MGM Growth Properties LLC, Class A(e)	22,842	899,518
Monmouth Real Estate Investment Corp.(e)	94,034	1,772,541
National Retail Properties, Inc.	451	20,457
		4,951,040
Retail – 0.2%
Advance Auto Parts, Inc.	728	164,179
Genuine Parts Co.	826	108,297
Home Depot (The), Inc.	697	259,103
MSC Industrial Direct Co., Inc., Class A	122	10,256
		541,835
Semiconductors – 2.4%
DSP Group, Inc.(e)*	49,292	1,082,945
Magnachip Semiconductor Corp. (South Korea)(e)*	51,892	983,873
Texas Instruments, Inc.	169	31,684
Xilinx, Inc.(e)	33,604	6,048,720
		8,147,222
Software – 4.2%
Blue Prism Group PLC (United Kingdom)*	14,941	230,852
Change Healthcare, Inc.(e)*	176,433	3,798,603
Five9, Inc.(e)*	23,149	3,657,773
Inovalon Holdings, Inc., Class A(e)*	26,807	1,093,458
Kaleyra, Inc. (Italy)*	6,764	77,177
Momentive Global, Inc.*	23,916	548,155
Nuance Communications, Inc.(e)*	88,761	4,886,293
		14,292,311
Telecommunications – 0.2%
Cisco Systems, Inc.	4,168	233,283
Juniper Networks, Inc.	2,503	73,888
Verizon Communications, Inc.	4,233	224,307
		531,478
Transportation – 1.8%
C.H. Robinson Worldwide, Inc.	1,044	101,257
Echo Global Logistics, Inc.(e)*	24,528	1,182,985

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Transportation (Continued)
Kansas City Southern(e)	12,131	$ 3,763,643
Norfolk Southern Corp.	532	155,903
Teekay LNG Partners L.P.(e)	27,743	474,128
Union Pacific Corp.	1,139	274,955
United Parcel Service, Inc., Class B	1,266	270,253
		6,223,124
Water – 0.3%
Suez S.A. (France)	47,897	1,089,937
Total Common Stocks (Cost $82,224,083)		85,868,620

	Par
Convertible Bonds – 24.0%
Aerospace/Defense – 0.2%
Kaman Corp., 3.25%, 5/01/24(e)	$ 605,000	611,837
Airlines – 0.1%
Spirit Airlines, Inc., 1.00%, 5/15/26(e)	535,000	481,179
Auto Manufacturers – 0.3%
Ford Motor Co., 0.00%, 3/15/26(e)	0	0
Lightning eMotors, Inc., 7.50%, 5/15/24(b)	121,000	101,104
NIO, Inc., 0.00%, 2/01/26(b)(e)(f)	895,000	792,780
		893,884
Auto Parts & Equipment – 0.2%
Meritor, Inc., 3.25%, 10/15/37(e)	531,000	577,634
Biotechnology – 2.5%
Avid SPV LLC, 1.25%, 3/15/26(b)(e)	316,000	507,970
Bridgebio Pharma, Inc., 2.25%, 2/01/29(b)(e)	942,000	840,735
Exact Sciences Corp., 0.38%, 3/15/27(e)(g)	885,000	1,000,603
Gossamer Bio, Inc., 5.00%, 6/01/27(e)	861,000	903,189
Halozyme Therapeutics, Inc., 0.25%, 3/01/27(b)(e)	1,150,000	1,017,321
Innoviva, Inc., 2.13%, 1/15/23(e)	783,000	855,917
Insmed, Inc., 0.75%, 6/01/28(e)(g)	759,000	883,932
	Par	Value
Biotechnology (Continued)
Ionis Pharmaceuticals, Inc., 0.13%, 12/15/24(e)	$ 585,000	$ 528,316
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23(e)	796,000	801,472
Radius Health, Inc., 3.00%, 9/01/24(e)	328,000	320,843
Travere Therapeutics, Inc., 2.50%, 9/15/25(e)	886,000	945,240
		8,605,538
Commercial Services – 0.9%
2U, Inc., 2.25%, 5/01/25(e)(g)	345,000	439,783
FTI Consulting, Inc., 2.00%, 8/15/23(e)	522,000	769,778
Sabre GLBL, Inc., 4.00%, 4/15/25(e)	578,000	908,262
Stride, Inc., 1.13%, 9/01/27	885,000	884,115
		3,001,938
Computers – 0.7%
Lumentum Holdings, Inc., 0.50%, 12/15/26(e)(g)	337,000	366,487
Mitek Systems, Inc., 0.75%, 2/01/26(b)(e)	519,000	582,149
Vocera Communications, Inc., 0.50%, 9/15/26(b)(e)	1,108,000	1,272,920
		2,221,556
Diversified Financial Services – 1.2%
Coinbase Global, Inc., 0.50%, 6/01/26(b)(e)(g)	526,000	623,861
Encore Capital Europe Finance Ltd., 4.50%, 9/01/23(e)	617,000	830,331
PRA Group, Inc., 3.50%, 6/01/23(e)	785,000	867,139
SoFi Technologies, Inc., 0.00%, 10/15/26(b)(e)(f)	531,000	621,402
WisdomTree Investments, Inc.,
4.25%, 6/15/23	701,000	866,535
3.25%, 6/15/26(b)	177,000	175,625
		3,984,893
Electric – 0.3%
NRG Energy, Inc., 2.75%, 6/01/48(e)	901,000	1,045,214
Electronics – 0.1%
GoPro, Inc., 1.25%, 11/15/25(b)(e)	306,000	358,663

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Energy - Alternate Sources – 1.0%
Enphase Energy, Inc., 0.00%, 3/01/28(b)(e)(f)(g)	$1,194,000	$1,338,309
Sunnova Energy International, Inc., 0.25%, 12/01/26(b)(e)(g)	701,000	995,690
Sunrun, Inc., 0.00%, 2/01/26(b)(e)(f)	997,000	907,787
		3,241,786
Entertainment – 0.0%(c)
DraftKings, Inc., 0.00%, 3/15/28(e)	0	0
Food – 0.4%
Beyond Meat, Inc., 0.00%, 3/15/27(b)(e)(f)(g)	475,000	397,290
Chefs' Warehouse (The), Inc., 1.88%, 12/01/24(e)	813,000	889,260
		1,286,550
Healthcare - Products – 0.1%
Alphatec Holdings, Inc., 0.75%, 8/01/26(b)(e)	358,000	340,106
Healthcare - Services – 0.0%(c)
UpHealth, Inc., 6.25%, 6/15/26(b)	187,000	148,198
Holding Companies - Diversified – 0.2%
RWT Holdings, Inc., 5.75%, 10/01/25(e)	573,000	588,758
Home Builders – 0.2%
Winnebago Industries, Inc., 1.50%, 4/01/25(e)	639,000	818,421
Insurance – 0.4%
MGIC Investment Corp., 9.00%, 4/01/63(b)(e)	1,017,000	1,357,574
Internet – 2.2%
fuboTV, Inc., 3.25%, 2/15/26(b)(e)(g)	1,031,000	988,523
Groupon, Inc., 1.13%, 3/15/26(b)(e)(g)	562,000	433,593
iQIYI, Inc., 2.00%, 4/01/25(e)	995,000	878,635
Magnite, Inc., 0.25%, 3/15/26(b)(e)	1,153,000	961,584
Q2 Holdings, Inc., 0.75%, 6/01/26(e)	522,000	576,962
RealReal (The), Inc., 1.00%, 3/01/28(b)(e)(g)	562,000	464,605
Spotify USA, Inc., 0.00%, 3/15/26(b)(e)(f)	877,000	833,685
	Par	Value
Internet (Continued)
Upwork, Inc., 0.25%, 8/15/26(b)(e)	$ 532,000	$ 569,457
Vnet Group, Inc., 0.00%, 2/01/26(b)(e)(f)	965,000	783,990
Zillow Group, Inc., 2.75%, 5/15/25(e)(g)	503,000	875,874
		7,366,908
Leisure Time – 0.7%
Callaway Golf Co., 2.75%, 5/01/26(e)(g)	452,000	777,505
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/51(b)(e)	664,000	558,559
Royal Caribbean Cruises Ltd., 4.25%, 6/15/23	790,000	1,065,574
		2,401,638
Lodging – 0.5%
Huazhu Group Ltd., 3.00%, 5/01/26	633,000	828,439
Marcus (The) Corp., 5.00%, 9/15/25(b)(e)(g)	425,000	797,447
		1,625,886
Machinery - Construction & Mining – 0.2%
Bloom Energy Corp., 2.50%, 8/15/25	401,000	821,569
Machinery - Diversified – 0.3%
Middleby (The) Corp., 1.00%, 9/01/25	562,000	846,252
Media – 0.5%
Cable One, Inc., 1.13%, 3/15/28(b)(e)	467,000	457,407
DISH Network Corp., 3.38%, 8/15/26(e)	1,026,000	1,045,326
Liberty Interactive LLC, 3.50%, 1/15/31(e)	206,000	270,767
		1,773,500
Oil & Gas – 0.4%
Centennial Resource Production LLC, 3.25%, 4/01/28(e)	871,000	1,201,909
Oil & Gas Services – 0.2%
Helix Energy Solutions Group, Inc.,
4.13%, 9/15/23(e)	330,000	310,612
6.75%, 2/15/26(e)	488,000	500,141
		810,753
Pharmaceuticals – 1.0%
Coherus Biosciences, Inc., 1.50%, 4/15/26(e)	619,000	692,618

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Pharmaceuticals (Continued)
Flexion Therapeutics, Inc., 3.38%, 5/01/24(e)	$1,005,000	$ 995,956
Jazz Investments I Ltd.,
1.50%, 8/15/24(e)	617,000	626,255
2.00%, 6/15/26	465,000	541,286

Zogenix, Inc., 2.75%, 10/01/27(e)	500,000	479,050
		3,335,165
Pipelines – 0.3%
Cheniere Energy, Inc., 4.25%, 3/15/45(e)	1,351,000	1,151,019
Real Estate – 0.4%
Realogy Group LLC/Realogy Co-Issuer Corp., 0.25%, 6/15/26(b)(e)	480,000	487,914
Redfin Corp., 0.50%, 4/01/27(b)(e)(g)	972,000	876,042
		1,363,956
Real Estate Investment Trusts – 2.8%
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/23(e)	1,458,000	1,481,693
GEO Corrections Holdings, Inc., 6.50%, 2/23/26(e)	0	0
Granite Point Mortgage Trust, Inc., 6.38%, 10/01/23	1,174,000	1,174,000
MFA Financial, Inc., 6.25%, 6/15/24(e)	1,835,000	1,885,462
Pebblebrook Hotel Trust, 1.75%, 12/15/26(e)	963,000	1,071,917
PennyMac Corp., 5.50%, 11/01/24(e)	1,530,000	1,562,512
Redwood Trust, Inc., 5.63%, 7/15/24	750,000	779,100
Summit Hotel Properties, Inc., 1.50%, 2/15/26(e)	498,000	532,476
Two Harbors Investment Corp., 6.25%, 1/15/26(e)	818,000	842,540
		9,329,700
Retail – 0.5%
Burlington Stores, Inc., 2.25%, 4/15/25	575,000	823,928
Cheesecake Factory (The), Inc., 0.38%, 6/15/26(e)	487,000	441,411
Vroom, Inc., 0.75%, 7/01/26(b)(e)	621,000	478,493
		1,743,832
	Par	Value
Semiconductors – 0.1%
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26(b)(e)	$ 415,000	$ 454,736
Software – 4.2%
8x8, Inc., 0.50%, 2/01/24(e)	446,000	495,240
Avaya Holdings Corp., 2.25%, 6/15/23(e)(g)	650,000	673,969
Bentley Systems, Inc., 0.38%, 7/01/27(b)(e)	532,000	537,972
BigCommerce Holdings, Inc., 0.25%, 10/01/26(b)(e)	355,000	351,139
Blackline, Inc., 0.00%, 3/15/26(e)	0	0
Ceridian HCM Holding, Inc., 0.25%, 3/15/26(b)(e)	596,000	684,567
Envestnet, Inc., 1.75%, 6/01/23(e)	477,000	621,287
Everbridge, Inc., 0.13%, 12/15/24(e)(g)	440,000	668,328
Fastly, Inc., 0.00%, 3/15/26(b)(e)(f)(g)	1,304,000	1,158,942
Hello Group, Inc., 1.25%, 7/01/25(e)	1,170,000	1,030,331
i3 Verticals LLC, 1.00%, 2/15/25	732,000	667,035
Jamf Holding Corp., 0.13%, 9/01/26(b)(e)	355,000	413,538
Kaleyra, Inc., 6.13%, 6/01/26(b)	177,000	181,090
MicroStrategy, Inc., 0.00%, 2/15/27(b)(e)(f)	1,094,000	903,099
New Relic, Inc., 0.50%, 5/01/23(e)(g)	1,068,000	1,116,701
Porch Group, Inc., 0.75%, 9/15/26(b)(e)	531,000	583,227
Progress Software Corp., 1.00%, 4/15/26(b)(e)	619,000	662,305
Splunk, Inc., 1.13%, 6/15/27(e)	531,000	554,563
Tabula Rasa HealthCare, Inc., 1.75%, 2/15/26(e)	677,000	566,988
Verint Systems, Inc., 0.25%, 4/15/26(b)(e)	648,000	640,311
Workiva, Inc., 1.13%, 8/15/26(e)(g)	606,000	1,195,166
Ziff Davis, Inc., 1.75%, 11/01/26(b)(e)	439,000	598,216
		14,304,014

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Telecommunications – 0.4%
Infinera Corp., 2.13%, 9/01/24(e)	$552,000	$ 593,844
Vonage Holdings Corp., 1.75%, 6/01/24(e)	596,000	695,323
		1,289,167
Transportation – 0.3%
Air Transport Services Group, Inc., 1.13%, 10/15/24(e)	656,000	693,720
SFL Corp. Ltd., 4.88%, 5/01/23(e)	486,000	487,450
		1,181,170
Trucking & Leasing – 0.2%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(b)(e)	661,000	687,867
Total Convertible Bonds (Cost $74,407,630)		81,252,770

	Number of Shares
Convertible Preferred Stocks – 2.4%
Agriculture – 0.2%
Bunge Ltd., 4.88%	4,962	630,769
Chemicals – 0.2%
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	669,000
Computers – 0.2%
NCR Corp., 5.50%(h)	556	836,029
Diversified Financial Services – 0.6%
AMG Capital Trust II, 5.15%(e)	19,068	1,072,575
Cowen, Inc., 5.63%(e)	548	814,583
		1,887,158
Electric – 0.2%
Algonquin Power & Utilities Corp., 7.75% (Canada)	11,531	556,025
Engineering & Construction – 0.3%
Fluor Corp., 6.50%(b)(i)	964	1,093,007
Metal Fabricate/Hardware – 0.1%
RBC Bearings, Inc., 5.00%*	3,169	378,981
Real Estate Investment Trusts – 0.2%
Ready Capital Corp., 7.00%	19,284	514,690
	Number of Shares	Value
Savings & Loans – 0.3%
New York Community Capital Trust V, 6.00%	20,314	$1,035,048
Software – 0.1%
Clarivate PLC, 5.25%	4,810	442,280
Total Convertible Preferred Stocks (Cost $7,060,728)		8,042,987

	Par
Corporate Bonds – 14.6%
Advertising – 0.0%(c)
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)	$ 75,000	78,000
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	60,000	60,165
		138,165
Aerospace/Defense – 0.2%
Boeing (The) Co.,
1.17%, 2/04/23	30,000	30,034
4.51%, 5/01/23	100,000	104,841
1.43%, 2/04/24	50,000	50,017
4.88%, 5/01/25	15,000	16,571
2.20%, 2/04/26	60,000	60,100

General Dynamics Corp., 1.15%, 6/01/26	110,000	109,700
Howmet Aerospace, Inc.,
5.90%, 2/01/27	125,000	143,126
5.95%, 2/01/37	25,000	30,083

Spirit AeroSystems, Inc., 5.50%, 1/15/25(b)	10,000	10,413
TransDigm, Inc.,
6.25%, 3/15/26(b)	100,000	104,375
5.50%, 11/15/27	75,000	76,781

Triumph Group, Inc., 8.88%, 6/01/24(b)	20,000	22,030
		758,071
Agriculture – 0.1%
Altria Group, Inc., 2.35%, 5/06/25	180,000	185,561
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	50,000	50,180
Darling Ingredients, Inc., 5.25%, 4/15/27(b)	25,000	25,906
Philip Morris International, Inc., 1.50%, 5/01/25	100,000	100,825

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Agriculture (Continued)
Turning Point Brands, Inc., 5.63%, 2/15/26(b)	$ 15,000	$ 15,206
Vector Group Ltd., 5.75%, 2/01/29(b)	60,000	59,700
		437,378
Airlines – 0.1%
American Airlines, Inc., 11.75%, 7/15/25(b)	25,000	30,969
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(b)	20,000	20,980
5.75%, 4/20/29(b)	20,000	21,525

Delta Air Lines, Inc., 7.38%, 1/15/26	75,000	88,208
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	50,000	52,500
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	73,781	80,300
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(b)	29,920	33,491
United Airlines, Inc.,
4.38%, 4/15/26(b)	30,000	31,034
4.63%, 4/15/29(b)	30,000	30,929
		389,936
Apparel – 0.0%(c)
Wolverine World Wide, Inc., 4.00%, 8/15/29(b)	45,000	44,429
Auto Manufacturers – 0.3%
American Honda Finance Corp., 1.20%, 7/08/25	75,000	74,836
Ford Motor Co.,
8.50%, 4/21/23	75,000	82,237
9.00%, 4/22/25	100,000	120,250
9.63%, 4/22/30	50,000	72,032
4.75%, 1/15/43	25,000	27,307
5.29%, 12/08/46	25,000	28,685

Ford Motor Credit Co. LLC, 3.38%, 11/13/25	200,000	205,500
General Motors Financial Co., Inc.,
1.70%, 8/18/23	270,000	273,922
2.75%, 6/20/25	135,000	140,167
	Par	Value
Auto Manufacturers (Continued)
General Motors Financial Co., Inc.,
2.40%, 10/15/28	$ 45,000	$ 44,719

Toyota Motor Credit Corp., 1.13%, 6/18/26	30,000	29,574
		1,099,229
Auto Parts & Equipment – 0.1%
Aptiv Corp., 4.15%, 3/15/24	75,000	80,012
Dana, Inc., 4.25%, 9/01/30	15,000	15,179
Goodyear Tire & Rubber (The) Co., 5.25%, 4/30/31	25,000	26,750
Lear Corp., 3.80%, 9/15/27	145,000	158,368
Meritor, Inc., 4.50%, 12/15/28(b)	30,000	29,850
Tenneco, Inc.,
7.88%, 1/15/29(b)	10,000	10,938
5.13%, 4/15/29(b)	15,000	14,869
		335,966
Banks – 2.3%
Bank of America Corp.,
4.13%, 1/22/24	200,000	214,309
(SOFR + 0.74%), 0.81%, 10/24/24(j)	135,000	134,828
4.00%, 1/22/25	100,000	107,795
(SOFR + 0.69%), 0.98%, 4/22/25(j)	240,000	238,959
(SOFR + 0.91%), 0.98%, 9/25/25(j)	40,000	39,756
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(j)	50,000	53,050
(SOFR + 1.15%), 1.32%, 6/19/26(j)	210,000	208,376
(3M USD LIBOR + 0.99%), 2.50%, 2/13/31(j)	80,000	80,333
(SOFR + 1.22%), 2.65%, 3/11/32(j)	50,000	50,455
(SOFR + 1.21%), 2.57%, 10/20/32(j)	30,000	30,061

Bank of New York Mellon (The) Corp., 0.50%, 4/26/24	85,000	84,398
Citigroup, Inc.,
4.00%, 8/05/24	150,000	161,394
(SOFR + 0.69%), 0.78%, 10/30/24(j)	450,000	448,919
(SOFR + 0.67%), 0.98%, 5/01/25(j)	85,000	84,626
(SOFR + 0.77%), 1.46%, 6/09/27(j)	375,000	369,425
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(j)	50,000	53,715

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Banks (Continued)
Fifth Third Bancorp,
3.65%, 1/25/24	$ 50,000	$ 52,892
(SOFR + 0.69%), 1.71%, 11/01/27(j)	10,000	9,966
Freedom Mortgage Corp.,
7.63%, 5/01/26(b)	60,000	58,500
6.63%, 1/15/27(b)	50,000	47,375
Goldman Sachs Group (The), Inc.,
4.00%, 3/03/24	100,000	106,771
(SOFR + 0.51%), 0.66%, 9/10/24(j)	470,000	467,541
(3M USD LIBOR + 1.20%), 3.27%, 9/29/25(j)	150,000	158,315
(SOFR + 0.61%), 0.86%, 2/12/26(j)	90,000	88,350
3.50%, 11/16/26	50,000	53,573
(SOFR + 0.79%), 1.09%, 12/09/26(j)	450,000	438,881
(SOFR + 0.80%), 1.43%, 3/09/27(j)	110,000	108,308
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(j)	50,000	54,786
3.80%, 3/15/30	50,000	55,364
(SOFR + 1.09%), 1.99%, 1/27/32(j)	115,000	110,182
(SOFR + 1.28%), 2.62%, 4/22/32(j)	10,000	10,041
(SOFR + 1.25%), 2.38%, 7/21/32(j)	75,000	73,719
JPMorgan Chase & Co.,
(SOFR + 0.58%), 0.97%, 6/23/25(j)	130,000	129,259
(SOFR + 1.59%), 2.01%, 3/13/26(j)	100,000	101,907
(SOFR + 0.80%), 1.05%, 11/19/26(j)	180,000	175,638
(SOFR + 0.70%), 1.04%, 2/04/27(j)	205,000	199,136
(SOFR + 0.89%), 1.58%, 4/22/27(j)	58,000	57,437
(SOFR + 0.77%), 1.47%, 9/22/27(j)	540,000	530,192
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(j)	50,000	54,002
(3M USD LIBOR + 1.16%), 3.70%, 5/06/30(j)	20,000	21,855
(SOFR + 3.79%), 4.49%, 3/24/31(j)	190,000	220,302
(SOFR + 2.52%), 2.96%, 5/13/31(j)	190,000	196,145
Morgan Stanley,
4.10%, 5/22/23	25,000	26,272
(SOFR + 0.46%), 0.53%, 1/25/24(j)	205,000	204,569
	Par	Value
Banks (Continued)
Morgan Stanley,
(3M USD LIBOR + 0.85%), 3.74%, 4/24/24(j)	$160,000	$ 166,830
3.70%, 10/23/24	50,000	53,622
(SOFR + 0.75%), 0.86%, 10/21/25(j)	130,000	128,650
(SOFR + 1.99%), 2.19%, 4/28/26(j)	100,000	102,351
(SOFR + 0.72%), 0.99%, 12/10/26(j)	360,000	349,365
(SOFR + 0.88%), 1.59%, 5/04/27(j)	70,000	69,348
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(j)	50,000	57,245
(SOFR + 3.12%), 3.62%, 4/01/31(j)	270,000	294,932
(SOFR + 1.18%), 2.24%, 7/21/32(j)	165,000	161,089

Santander Holdings USA, Inc., 3.45%, 6/02/25	40,000	42,446
SVB Financial Group, 1.80%, 2/02/31	70,000	66,819
Truist Financial Corp., 4.00%, 5/01/25	50,000	54,499
Wells Fargo & Co.,
(SOFR + 0.51%), 0.81%, 5/19/25(j)	145,000	144,328
(SOFR + 1.09%), 2.41%, 10/30/25(j)	50,000	51,636
		7,914,837
Building Materials – 0.3%
Boise Cascade Co., 4.88%, 7/01/30(b)	260,000	273,000
Builders FirstSource, Inc.,
5.00%, 3/01/30(b)	50,000	52,812
4.25%, 2/01/32(b)	50,000	50,397

Forterra Finance LLC/FRTA Finance Corp., 6.50%, 7/15/25(b)	100,000	106,575
Griffon Corp., 5.75%, 3/01/28	25,000	26,125
Louisiana-Pacific Corp., 3.63%, 3/15/29(b)	300,000	301,782
Martin Marietta Materials, Inc.,
0.65%, 7/15/23	55,000	54,989
2.40%, 7/15/31	50,000	49,962

PGT Innovations, Inc., 4.38%, 10/01/29(b)	20,000	19,825
Standard Industries, Inc., 3.38%, 1/15/31(b)	50,000	46,364
		981,831

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Chemicals – 0.4%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	$110,000	$ 111,934
Ashland LLC, 3.38%, 9/01/31(b)	70,000	69,125
Celanese U.S. Holdings LLC, 1.40%, 8/05/26	80,000	78,660
Chemours (The) Co.,
5.38%, 5/15/27	50,000	52,750
5.75%, 11/15/28(b)	65,000	66,788
4.63%, 11/15/29(b)	95,000	91,438

Diamond B.C. B.V., 4.63%, 10/01/29(b)	15,000	15,105
Element Solutions, Inc., 3.88%, 9/01/28(b)	75,000	74,931
Ingevity Corp., 3.88%, 11/01/28(b)	45,000	44,210
Minerals Technologies, Inc., 5.00%, 7/01/28(b)	50,000	51,497
Olin Corp., 9.50%, 6/01/25(b)	50,000	61,438
PPG Industries, Inc., 1.20%, 3/15/26	65,000	63,871
Rayonier AM Products, Inc., 7.63%, 1/15/26(b)	51,000	52,574
Sherwin-Williams (The) Co.,
3.13%, 6/01/24	160,000	168,409
2.95%, 8/15/29	90,000	95,308

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, 9/01/25(b)	19,000	19,382
Tronox, Inc., 4.63%, 3/15/29(b)	10,000	9,803
WR Grace Holdings LLC,
5.63%, 10/01/24(b)	50,000	53,625
5.63%, 8/15/29(b)	40,000	40,350
		1,221,198
Commercial Services – 0.5%
ADT Security (The) Corp., 4.13%, 8/01/29(b)	125,000	123,204
Adtalem Global Education, Inc., 5.50%, 3/01/28(b)	150,000	151,500
AMN Healthcare, Inc., 4.63%, 10/01/27(b)	15,000	15,413
ASGN, Inc., 4.63%, 5/15/28(b)	100,000	103,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/01/29(b)	5,000	5,263
	Par	Value
Commercial Services (Continued)
Block Financial LLC, 2.50%, 7/15/28	$ 65,000	$ 64,739
Cintas Corp. No. 2, 3.70%, 4/01/27	21,000	23,146
CPI CG, Inc., 8.63%, 3/15/26(b)	10,000	10,800
Equinix, Inc., 2.35%, 9/15/31	45,000	44,139
Gartner, Inc.,
4.50%, 7/01/28(b)	30,000	31,236
3.63%, 6/15/29(b)	20,000	20,100
3.75%, 10/01/30(b)	40,000	40,550

Global Payments, Inc., 1.20%, 3/01/26	40,000	39,050
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 2/01/26(b)	10,000	10,150
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	55,000	50,165
Nielsen Finance LLC/Nielsen Finance Co.,
5.63%, 10/01/28(b)	100,000	103,974
4.75%, 7/15/31(b)	40,000	38,984

PayPal Holdings, Inc., 2.40%, 10/01/24	200,000	208,119
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.75%, 4/15/26(b)	50,000	53,482
3.38%, 8/31/27(b)	10,000	9,579
6.25%, 1/15/28(b)	50,000	51,250
Quanta Services, Inc.,
0.95%, 10/01/24	85,000	84,313
2.35%, 1/15/32	50,000	48,949

Rent-A-Center, Inc., 6.38%, 2/15/29(b)	105,000	109,725
S&P Global, Inc., 1.25%, 8/15/30	110,000	102,922
Service Corp. International, 3.38%, 8/15/30	15,000	14,775
United Rentals North America, Inc., 3.88%, 2/15/31	40,000	40,296
		1,599,073
Computers – 0.4%
Apple, Inc., 1.40%, 8/05/28	50,000	48,741
Booz Allen Hamilton, Inc.,
3.88%, 9/01/28(b)	10,000	10,144
4.00%, 7/01/29(b)	20,000	20,250

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Computers (Continued)

Crowdstrike Holdings, Inc., 3.00%, 2/15/29	$ 10,000	$ 9,875
Dell International LLC/EMC Corp., 5.85%, 7/15/25	475,000	545,936
Dell, Inc., 6.50%, 4/15/38	50,000	66,325
Hewlett Packard Enterprise Co., 4.45%, 10/02/23	200,000	212,734
HP, Inc.,
2.20%, 6/17/25	70,000	71,803
1.45%, 6/17/26(b)	145,000	142,836
Kyndryl Holdings, Inc.,
2.05%, 10/15/26(b)	10,000	9,891
2.70%, 10/15/28(b)	20,000	19,713
3.15%, 10/15/31(b)	10,000	9,795

NetApp, Inc., 1.88%, 6/22/25	20,000	20,341
Unisys Corp., 6.88%, 11/01/27(b)	145,000	158,050
		1,346,434
Cosmetics/Personal Care – 0.0%(c)
Coty, Inc., 5.00%, 4/15/26(b)	50,000	51,250
Edgewell Personal Care Co., 3.38%, 6/01/28(b)	50,000	52,308
		103,558
Distribution/Wholesale – 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(b)	60,000	59,025
Avient Corp., 5.75%, 5/15/25(b)	100,000	104,500
G-III Apparel Group Ltd., 7.88%, 8/15/25(b)	200,000	213,250
		376,775
Diversified Financial Services – 0.7%
Air Lease Corp., 3.38%, 7/01/25	45,000	47,424
Ally Financial, Inc.,
3.05%, 6/05/23	30,000	30,946
1.45%, 10/02/23	25,000	25,242
5.75%, 11/20/25	50,000	56,760
American Express Co.,
2.50%, 7/30/24	50,000	52,126
4.20%, 11/06/25	50,000	55,571

Ameriprise Financial, Inc., 3.00%, 4/02/25	100,000	105,455
Capital One Bank USA N.A., (SOFR + 0.62%), 2.01%, 1/27/23(j)	250,000	250,875
	Par	Value
Diversified Financial Services (Continued)
Charles Schwab (The) Corp.,
0.75%, 3/18/24	$ 30,000	$ 29,955
1.15%, 5/13/26	50,000	49,581

Credit Acceptance Corp., 6.63%, 3/15/26	100,000	104,125
Curo Group Holdings Corp., 7.50%, 8/01/28(b)	145,000	147,356
Intercontinental Exchange, Inc.,
4.00%, 10/15/23	50,000	53,124
3.75%, 9/21/28	100,000	110,760
LPL Holdings, Inc.,
4.63%, 11/15/27(b)	100,000	103,000
4.38%, 5/15/31(b)	70,000	71,662

Mastercard, Inc., 1.90%, 3/15/31	22,000	22,085
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27(b)	100,000	104,500
5.50%, 8/15/28(b)	25,000	25,625
5.13%, 12/15/30(b)	80,000	80,628
Navient Corp.,
7.25%, 9/25/23	75,000	81,656
5.00%, 3/15/27	50,000	50,987

NFP Corp., 6.88%, 8/15/28(b)	75,000	76,196
OneMain Finance Corp.,
6.88%, 3/15/25	25,000	27,906
8.88%, 6/01/25	100,000	108,125
3.50%, 1/15/27	145,000	141,737
3.88%, 9/15/28	75,000	73,125
4.00%, 9/15/30	100,000	97,125

SLM Corp., 4.20%, 10/29/25	50,000	52,850
Visa, Inc., 1.90%, 4/15/27	50,000	51,015
		2,287,522
Electric – 0.5%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	55,448
Arizona Public Service Co., 2.20%, 12/15/31	50,000	48,957
Berkshire Hathaway Energy Co.,
4.05%, 4/15/25	100,000	109,078
1.65%, 5/15/31	25,000	23,756

Black Hills Corp., 1.04%, 8/23/24	10,000	9,976
Calpine Corp.,
4.63%, 2/01/29(b)	25,000	24,250
3.75%, 3/01/31(b)	50,000	48,000

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Electric (Continued)

Dominion Energy, Inc., 3.38%, 4/01/30	$ 50,000	$ 53,763
DPL, Inc., 4.35%, 4/15/29	100,000	108,000
DTE Energy Co., 1.05%, 6/01/25	55,000	54,312
Duke Energy Corp.,
3.75%, 4/15/24	30,000	31,789
3.40%, 6/15/29	50,000	53,796

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	85,449
Eversource Energy, 2.90%, 10/01/24	50,000	52,382
Exelon Generation Co. LLC, 3.25%, 6/01/25	50,000	52,847
Leeward Renewable Energy Operations LLC, 4.25%, 7/01/29(b)	20,000	20,098
National Rural Utilities Cooperative Finance Corp.,
1.00%, 6/15/26	85,000	83,555
2.40%, 3/15/30	100,000	101,590
NextEra Energy Capital Holdings, Inc.,
0.65%, 3/01/23	105,000	105,118
2.75%, 5/01/25	100,000	104,918

NextEra Energy Operating Partners L.P., 4.50%, 9/15/27(b)	50,000	53,490
NRG Energy, Inc., 3.63%, 2/15/31(b)	70,000	68,127
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	40,000	41,400
PG&E Corp., 5.25%, 7/01/30	100,000	104,475
Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	9,382
Southern California Edison Co., 2.95%, 2/01/51	6,000	5,717
Terraform Global Operating LLC, 6.13%, 3/01/26(b)	125,000	128,159
Union Electric Co., 2.95%, 3/15/30	100,000	106,014
Vistra Operations Co. LLC, 5.00%, 7/31/27(b)	50,000	51,250
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	9,869
Wisconsin Power and Light Co., 1.95%, 9/16/31	5,000	4,883
		1,809,848
	Par	Value
Electrical Component & Equipment – 0.0%(c)
Energizer Holdings, Inc., 4.75%, 6/15/28(b)	$ 35,000	$ 34,956
Electronics – 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	30,000	29,848
Atkore, Inc., 4.25%, 6/01/31(b)	35,000	35,350
Imola Merger Corp., 4.75%, 5/15/29(b)	50,000	51,372
Jabil, Inc., 1.70%, 4/15/26	65,000	64,445
Sensata Technologies, Inc., 4.38%, 2/15/30(b)	25,000	26,385
		207,400
Energy - Alternate Sources – 0.1%
Enviva Partners Finance Corp., 6.50%, 1/15/26(b)	200,000	206,852
Renewable Energy Group, Inc., 5.88%, 6/01/28(b)	10,000	10,513
		217,365
Engineering & Construction – 0.1%
Arcosa, Inc., 4.38%, 4/15/29(b)	10,000	10,207
Artera Services LLC, 9.03%, 12/04/25(b)	20,000	21,350
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/01/26(b)	305,000	319,335
MasTec, Inc., 4.50%, 8/15/28(b)	40,000	41,000
Tutor Perini Corp., 6.88%, 5/01/25(b)	100,000	101,500
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28(b)	15,000	15,525
		508,917
Entertainment – 0.2%
Boyne USA, Inc., 4.75%, 5/15/29(b)	10,000	10,225
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	55,000	57,852
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/25(b)	10,000	10,507
Churchill Downs, Inc., 4.75%, 1/15/28	0	0
International Game Technology PLC, 5.25%, 1/15/29(b)	200,000	210,250

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Entertainment (Continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 5/01/29(b)	$ 10,000	$ 10,089
Penn National Gaming, Inc., 4.13%, 7/01/29(b)	45,000	43,875
Scientific Games International, Inc., 8.63%, 7/01/25(b)	45,000	48,564
Six Flags Theme Parks, Inc., 7.00%, 7/01/25(b)	100,000	106,250
Vail Resorts, Inc., 6.25%, 5/15/25(b)	100,000	105,330
		602,942
Environmental Control – 0.0%(c)
Stericycle, Inc., 3.88%, 1/15/29(b)	35,000	34,475
Waste Connections, Inc., 2.60%, 2/01/30	5,000	5,142
		39,617
Food – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27(b)	50,000	52,327
3.50%, 3/15/29(b)	30,000	29,571

Campbell Soup Co., 3.95%, 3/15/25	100,000	108,183
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(b)	30,000	30,675
General Mills, Inc., 4.00%, 4/17/25	30,000	32,612
Ingles Markets, Inc., 4.00%, 6/15/31(b)	35,000	34,825
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(b)	25,000	27,375
Kraft Heinz Foods Co.,
3.88%, 5/15/27	50,000	54,181
4.25%, 3/01/31	100,000	112,943
5.20%, 7/15/45	50,000	63,592
4.38%, 6/01/46	100,000	116,730
5.50%, 6/01/50	50,000	66,991

Lamb Weston Holdings, Inc., 1/31/32(b)(k)	100,000	100,148
	Par	Value
Food (Continued)

Simmons Foods, Inc., 4.63%, 3/01/29(b)	$ 20,000	$ 20,200
United Natural Foods, Inc., 6.75%, 10/15/28(b)	20,000	21,650
		872,003
Forest Products & Paper – 0.0%(c)
Resolute Forest Products, Inc., 4.88%, 3/01/26(b)	20,000	20,350
Gas – 0.0%(c)
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	25,000	27,966
NiSource, Inc., 0.95%, 8/15/25	100,000	98,053
Southern California Gas Co., 2.55%, 2/01/30	30,000	30,783
		156,802
Healthcare - Products – 0.3%
Hologic, Inc.,
4.63%, 2/01/28(b)	50,000	52,062
3.25%, 2/15/29(b)	60,000	59,512

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.25%, 2/01/28(b)	30,000	31,950
PerkinElmer, Inc.,
0.85%, 9/15/24	270,000	267,939
1.90%, 9/15/28	55,000	53,958
Thermo Fisher Scientific, Inc.,
4.13%, 3/25/25	130,000	141,859
4.50%, 3/25/30	75,000	88,286

Zimmer Biomet Holdings, Inc., 3.70%, 3/19/23	240,000	249,089
		944,655
Healthcare - Services – 0.6%
Anthem, Inc., 0.45%, 3/15/23	130,000	129,750
Catalent Pharma Solutions, Inc., 3.13%, 2/15/29(b)	25,000	24,281
Centene Corp., 2.63%, 8/01/31	80,000	78,697
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	100,000	103,000
CHS/Community Health Systems, Inc.,
8.00%, 3/15/26(b)	50,000	52,750

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Healthcare - Services (Continued)
CHS/Community Health Systems, Inc.,
5.63%, 3/15/27(b)	$ 25,000	$ 26,161
6.00%, 1/15/29(b)	15,000	15,787
6.88%, 4/15/29(b)	5,000	5,144
6.13%, 4/01/30(b)	30,000	29,489
4.75%, 2/15/31(b)	10,000	10,000
DaVita, Inc.,
4.63%, 6/01/30(b)	100,000	100,496
3.75%, 2/15/31(b)	30,000	28,425
HCA, Inc.,
5.25%, 4/15/25	115,000	128,954
4.13%, 6/15/29	185,000	204,903
2.38%, 7/15/31	75,000	73,284
Humana, Inc.,
3.85%, 10/01/24	10,000	10,739
4.50%, 4/01/25	125,000	137,556

Laboratory Corp. of America Holdings, 1.55%, 6/01/26	70,000	69,533
LifePoint Health, Inc., 5.38%, 1/15/29(b)	30,000	29,400
Magellan Health, Inc., 4.90%, 9/22/24	50,000	54,738
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(b)	20,000	20,343
ModivCare, Inc., 5.88%, 11/15/25(b)	35,000	36,750
Molina Healthcare, Inc.,
4.38%, 6/15/28(b)	200,000	207,000
3.88%, 11/15/30(b)	50,000	51,562

Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	30,000	31,950
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	15,000	15,000
Select Medical Corp., 6.25%, 8/15/26(b)	100,000	104,597
Syneos Health, Inc., 3.63%, 1/15/29(b)	15,000	14,805
Tenet Healthcare Corp., 6.13%, 10/01/28(b)	65,000	68,247
UnitedHealth Group, Inc., 2.00%, 5/15/30	25,000	24,882
		1,888,223
Home Builders – 0.3%
Century Communities, Inc.,
6.75%, 6/01/27	100,000	106,180
3.88%, 8/15/29(b)	125,000	124,570

Forestar Group, Inc., 3.85%, 5/15/26(b)	20,000	20,000
	Par	Value
Home Builders (Continued)

LGI Homes, Inc., 4.00%, 7/15/29(b)	$105,000	$ 102,112
M/I Homes, Inc., 4.95%, 2/01/28	25,000	26,000
Meritage Homes Corp., 5.13%, 6/06/27	100,000	110,250
NVR, Inc., 3.00%, 5/15/30	45,000	46,833
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 4/01/29(b)	50,000	50,250
Tri Pointe Homes, Inc., 5.70%, 6/15/28	50,000	54,375
Williams Scotsman International, Inc., 4.63%, 8/15/28(b)	365,000	377,319
Winnebago Industries, Inc., 6.25%, 7/15/28(b)(e)	10,000	10,813
		1,028,702
Household Products/Wares – 0.0%(c)
Central Garden & Pet Co., 4.13%, 4/30/31(b)	35,000	35,000
Spectrum Brands, Inc., 3.88%, 3/15/31(b)	55,000	53,900
		88,900
Housewares – 0.0%(c)
Newell Brands, Inc., 4.70%, 4/01/26	100,000	109,514
Insurance – 0.3%
Aflac, Inc.,
1.13%, 3/15/26	180,000	178,277
3.60%, 4/01/30	64,000	71,065

Aon Corp., 2.80%, 5/15/30	20,000	20,726
AssuredPartners, Inc., 5.63%, 1/15/29(b)	15,000	14,888
Berkshire Hathaway, Inc., 3.13%, 3/15/26	95,000	102,244
Enstar Group Ltd., 3.10%, 9/01/31	45,000	43,907
Marsh & McLennan Cos., Inc.,
3.88%, 3/15/24	200,000	213,527
4.38%, 3/15/29	50,000	57,753
2.25%, 11/15/30	50,000	49,972

MGIC Investment Corp., 5.25%, 8/15/28(e)	50,000	53,197
Radian Group, Inc., 6.63%, 3/15/25	100,000	111,250
		916,806
Internet – 0.4%
Amazon.com, Inc., 2.10%, 5/12/31	110,000	110,900

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Internet (Continued)
Arches Buyer, Inc., 4.25%, 6/01/28(b)	$ 15,000	$ 15,121
Booking Holdings, Inc., 4.63%, 4/13/30	23,000	27,122
eBay, Inc., 1.90%, 3/11/25	210,000	214,109
Expedia Group, Inc., 3.60%, 12/15/23	70,000	73,628
Match Group Holdings II LLC,
4.13%, 8/01/30(b)	75,000	77,156
3.63%, 10/01/31(b)	35,000	33,976
Netflix, Inc.,
3.63%, 6/15/25(b)	100,000	106,324
5.88%, 11/15/28	50,000	60,860
6.38%, 5/15/29	75,000	94,594
5.38%, 11/15/29(b)	75,000	90,463

TripAdvisor, Inc., 7.00%, 7/15/25(b)	5,000	5,288
Uber Technologies, Inc.,
7.50%, 5/15/25(b)	75,000	79,948
8.00%, 11/01/26(b)	200,000	212,880
6.25%, 1/15/28(b)	25,000	26,845

VeriSign, Inc., 4.75%, 7/15/27	100,000	104,690
		1,333,904
Investment Management Companies – 0.3%
Ares Capital Corp.,
4.25%, 3/01/25	100,000	106,557
3.88%, 1/15/26	172,000	182,444
2.15%, 7/15/26	88,000	87,147
2.88%, 6/15/28	40,000	40,170

Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(b)	40,000	41,600
FS KKR Capital Corp.,
1.65%, 10/12/24	140,000	138,291
2.63%, 1/15/27	150,000	148,492

Goldman Sachs BDC, Inc., 2.88%, 1/15/26	95,000	96,926
Golub Capital BDC, Inc., 2.50%, 8/24/26	75,000	74,480
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 2/01/29	60,000	60,265
Owl Rock Capital Corp.,
3.40%, 7/15/26	20,000	20,551
2.88%, 6/11/28	55,000	54,245

Prospect Capital Corp., 3.36%, 11/15/26	60,000	59,965
		1,111,133
	Par	Value
Iron/Steel – 0.1%
Big River Steel LLC/BRS Finance Corp., 6.63%, 1/31/29(b)	$ 24,000	$ 26,070
Cleveland-Cliffs, Inc.,
5.88%, 6/01/27	50,000	52,000
4.63%, 3/01/29(b)	15,000	15,544
4.88%, 3/01/31(b)	35,000	36,444

Commercial Metals Co., 5.38%, 7/15/27	100,000	104,500
Reliance Steel & Aluminum Co., 1.30%, 8/15/25	40,000	39,535
United States Steel Corp., 6.88%, 3/01/29	30,000	32,100
		306,193
Leisure Time – 0.1%
Life Time, Inc., 5.75%, 1/15/26(b)	5,000	5,133
Royal Caribbean Cruises Ltd.,
9.13%, 6/15/23(b)	50,000	54,289
11.50%, 6/01/25(b)	15,000	17,072
4.25%, 7/01/26(b)	110,000	106,700

Vista Outdoor, Inc., 4.50%, 3/15/29(b)	140,000	140,175
		323,369
Lodging – 0.1%
Choice Hotels International, Inc., 3.70%, 12/01/29	55,000	58,597
Full House Resorts, Inc., 8.25%, 2/15/28(b)	10,000	10,575
Hilton Domestic Operating Co., Inc., 4.00%, 5/01/31(b)	50,000	50,239
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.88%, 7/01/31(b)	70,000	69,642
Marriott International, Inc., 5.75%, 5/01/25	9,000	10,201
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(b)	25,000	25,000
		224,254
Machinery - Construction & Mining – 0.2%
BWX Technologies, Inc., 4.13%, 6/30/28(b)	115,000	116,438
Caterpillar Financial Services Corp.,
0.45%, 5/17/24	190,000	188,476
0.80%, 11/13/25	60,000	59,126

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Machinery - Construction & Mining (Continued)

Terex Corp., 5.00%, 5/15/29(b)	$250,000	$ 255,000
		619,040
Machinery - Diversified – 0.0%(c)
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	110,000	111,100
Media – 0.4%
Beasley Mezzanine Holdings LLC, 8.63%, 2/01/26(b)	5,000	5,025
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/01/30(b)	200,000	206,500
4.50%, 5/01/32	100,000	100,473
4.25%, 1/15/34(b)	170,000	164,868

Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29	55,000	53,992
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 8/15/27(b)	15,000	15,550
DISH DBS Corp.,
5.88%, 11/15/24	100,000	106,500
7.75%, 7/01/26	50,000	55,562
7.38%, 7/01/28	20,000	21,025

GCI LLC, 4.75%, 10/15/28(b)	20,000	20,700
News Corp., 3.88%, 5/15/29(b)	25,000	25,375
Nexstar Media, Inc., 5.63%, 7/15/27(b)	100,000	105,500
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26(b)	25,000	25,401
Scripps Escrow, Inc., 5.88%, 7/15/27(b)	75,000	76,125
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	15,000	14,288
Sirius XM Radio, Inc.,
3.13%, 9/01/26(b)	60,000	60,075
4.00%, 7/15/28(b)	35,000	35,252
3.88%, 9/01/31(b)	85,000	81,654
TEGNA, Inc.,
4.75%, 3/15/26(b)	55,000	57,271
5.00%, 9/15/29	200,000	202,485

Townsquare Media, Inc., 6.88%, 2/01/26(b)	15,000	15,675
		1,449,296
	Par	Value
Mining – 0.1%
Arconic Corp., 6.13%, 2/15/28(b)	$175,000	$184,406
Freeport-McMoRan, Inc.,
4.38%, 8/01/28	80,000	83,298
5.45%, 3/15/43	50,000	62,900

Joseph T Ryerson & Son, Inc., 8.50%, 8/01/28(b)	13,000	14,463
Novelis Corp.,
3.25%, 11/15/26(b)	60,000	59,850
3.88%, 8/15/31(b)	25,000	24,407
		429,324
Miscellaneous Manufacturing – 0.0%(c)
General Electric Co.,
3.45%, 5/01/27	40,000	43,603
3.63%, 5/01/30	30,000	33,608

Hillenbrand, Inc., 5.75%, 6/15/25	25,000	26,343
		103,554
Office/Business Equipment – 0.0%(c)
Xerox Holdings Corp., 5.50%, 8/15/28(b)	25,000	25,281
Oil & Gas – 0.7%
Antero Resources Corp.,
8.38%, 7/15/26(b)	3,000	3,375
7.63%, 2/01/29(b)	110,000	121,825
5.38%, 3/01/30(b)	20,000	21,170
Apache Corp.,
4.63%, 11/15/25	25,000	26,950
4.88%, 11/15/27	35,000	37,975
4.25%, 1/15/30	50,000	53,125
5.10%, 9/01/40	25,000	28,016

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(b)	10,000	10,875
Chesapeake Energy Corp., 5.88%, 2/01/29	0	0
Chevron Corp., 1.55%, 5/11/25	80,000	81,185
Chevron USA, Inc.,
3.85%, 1/15/28	30,000	33,619
3.25%, 10/15/29	20,000	21,877
CNX Resources Corp.,
7.25%, 3/14/27(b)	125,000	132,906
6.00%, 1/15/29(b)	40,000	42,200

Comstock Resources, Inc., 6.75%, 3/01/29	0	0
Continental Resources, Inc., 4.38%, 1/15/28	75,000	81,844

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Oil & Gas (Continued)

CrownRock L.P./CrownRock Finance, Inc., 5.00%, 5/01/29(b)	$ 10,000	$ 10,300
CVR Energy, Inc., 5.25%, 2/15/25(b)	25,000	24,696
Devon Energy Corp., 4.50%, 1/15/30(b)	35,000	38,042
Diamondback Energy, Inc.,
0.90%, 3/24/23	0	0
3.13%, 3/24/31	25,000	25,816
EQT Corp.,
3.90%, 10/01/27	100,000	106,750
7.50%, 2/01/30	100,000	128,020

Exxon Mobil Corp., 2.99%, 3/19/25	80,000	84,568
Hess Corp., 4.30%, 4/01/27	50,000	54,838
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 2/01/31(b)	30,000	30,791
Murphy Oil Corp., 6.38%, 7/15/28	35,000	36,971
Northern Oil and Gas, Inc., 8.13%, 3/01/28(b)	65,000	69,875
Occidental Petroleum Corp.,
2.90%, 8/15/24	150,000	152,805
8.00%, 7/15/25	40,000	47,200
5.50%, 12/01/25	25,000	27,500
8.50%, 7/15/27	65,000	80,925
6.38%, 9/01/28	45,000	52,746
3.50%, 8/15/29	75,000	76,125
6.13%, 1/01/31	25,000	29,938
6.45%, 9/15/36	25,000	31,813
4.40%, 4/15/46	50,000	50,588

Ovintiv Exploration, Inc., 5.38%, 1/01/26	50,000	55,684
Ovintiv, Inc., 6.50%, 8/15/34	50,000	67,472
Pioneer Natural Resources Co., 0.55%, 5/15/23	40,000	39,873
Range Resources Corp.,
4.88%, 5/15/25	100,000	104,250
9.25%, 2/01/26	30,000	32,400
Southwestern Energy Co.,
7.75%, 10/01/27	75,000	80,531
8.38%, 9/15/28	15,000	16,725

Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	35,000	35,394
		2,289,578
	Par	Value
Oil & Gas Services – 0.0%(c)
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 4/01/28(b)	$ 50,000	$ 51,750
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 5/01/30	50,000	57,699
Bristow Group, Inc., 6.88%, 3/01/28(b)	10,000	10,375
		119,824
Packaging & Containers – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 4/30/25(b)	200,000	208,000
Ball Corp.,
2.88%, 8/15/30	45,000	43,256
3.13%, 9/15/31	55,000	53,488

Berry Global, Inc., 4.50%, 2/15/26(b)	45,000	45,675
Graphic Packaging International LLC, 3.50%, 3/01/29(b)	10,000	9,900
Greif, Inc., 6.50%, 3/01/27(b)	50,000	52,000
Silgan Holdings, Inc., 4.75%, 3/15/25	100,000	101,125
		513,444
Pharmaceuticals – 0.4%
AbbVie, Inc.,
3.85%, 6/15/24	100,000	106,605
2.60%, 11/21/24	370,000	385,259
3.80%, 3/15/25	70,000	75,444

Bausch Health Cos., Inc., 5.25%, 2/15/31(b)	35,000	31,457
CVS Health Corp., 1.30%, 8/21/27	65,000	63,007
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 9/01/25(b)	100,000	107,371
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(b)	100,000	100,723
Horizon Therapeutics USA, Inc., 5.50%, 8/01/27(b)	200,000	210,750
McKesson Corp., 0.90%, 12/03/25	75,000	73,187
Owens & Minor, Inc., 4.50%, 3/31/29(b)	20,000	20,075

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Pharmaceuticals (Continued)

Viatris, Inc, 1.65%, 6/22/25(b)	$ 30,000	$ 30,051
Zoetis, Inc., 2.00%, 5/15/30	100,000	98,121
		1,302,050
Pipelines – 0.7%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 3/01/27(b)	75,000	77,437
5.38%, 6/15/29(b)	65,000	67,922
Cheniere Corpus Christi Holdings LLC,
5.88%, 3/31/25	255,000	285,452
3.70%, 11/15/29	40,000	42,917

Cheniere Energy Partners L.P., 3.25%, 1/31/32(b)	40,000	39,648
Cheniere Energy, Inc., 4.63%, 10/15/28	25,000	26,218
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	30,000	31,091
DCP Midstream Operating L.P., 5.60%, 4/01/44	25,000	30,000
Energy Transfer L.P., 4.05%, 3/15/25	50,000	53,596
EnLink Midstream LLC,
5.63%, 1/15/28(b)	25,000	26,508
5.38%, 6/01/29	25,000	25,875
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	50,000	52,000
5.45%, 6/01/47	25,000	25,000
EQM Midstream Partners L.P.,
4.13%, 12/01/26	100,000	102,875
6.50%, 7/01/27(b)	20,000	22,250
6.50%, 7/15/48	10,000	11,894

Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27	40,000	40,188
Global Partners L.P./GLP Finance Corp., 6.88%, 1/15/29	100,000	103,625
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	35,000	36,750
Hess Midstream Operations L.P.,
5.13%, 6/15/28(b)	75,000	77,902
4.25%, 2/15/30(b)	25,000	25,000
MPLX L.P.,
4.88%, 12/01/24	12,000	13,155
	Par	Value
Pipelines (Continued)
MPLX L.P.,
2.65%, 8/15/30	$ 20,000	$ 19,905
New Fortress Energy, Inc.,
6.75%, 9/15/25(b)	115,000	111,981
6.50%, 9/30/26(b)	100,000	97,184

NuStar Logistics L.P., 5.63%, 4/28/27	25,000	26,219
ONEOK, Inc.,
2.75%, 9/01/24	50,000	51,978
6.35%, 1/15/31	60,000	76,236

Sabine Pass Liquefaction LLC, 5.63%, 4/15/23	100,000	105,649
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(b)	100,000	100,363
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 3/01/30	25,000	27,476
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	30,000	31,811
Western Midstream Operating L.P.,
4.65%, 7/01/26	50,000	54,000
4.75%, 8/15/28	25,000	27,505
5.30%, 2/01/30	75,000	82,219
5.50%, 8/15/48	25,000	29,844

Williams (The) Cos., Inc., 2.60%, 3/15/31	170,000	170,338
		2,230,011
Real Estate – 0.0%(c)
Howard Hughes (The) Corp., 4.38%, 2/01/31(b)	15,000	15,003
Kennedy-Wilson, Inc., 5.00%, 3/01/31	45,000	45,788
Realogy Group LLC/Realogy Co-Issuer Corp.,
7.63%, 6/15/25(b)	20,000	21,369
5.75%, 1/15/29(b)	25,000	25,906
		108,066
Real Estate Investment Trusts – 0.9%
American Tower Corp.,
0.60%, 1/15/24	135,000	133,807
5.00%, 2/15/24	80,000	87,122
1.45%, 9/15/26	65,000	64,033

Camden Property Trust, 3.15%, 7/01/29	50,000	53,752

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Real Estate Investment Trusts (Continued)
Crown Castle International Corp.,
3.20%, 9/01/24	$ 30,000	$ 31,602
1.35%, 7/15/25	200,000	199,170

Digital Realty Trust L.P., 4.75%, 10/01/25	80,000	89,444
Diversified Healthcare Trust, 9.75%, 6/15/25	100,000	108,625
Equinix, Inc.,
2.63%, 11/18/24	80,000	83,099
1.25%, 7/15/25	200,000	197,969

Essex Portfolio L.P., 1.70%, 3/01/28	230,000	223,817
Federal Realty Investment Trust, 3.95%, 1/15/24	50,000	52,886
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 1/15/31	75,000	79,938
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(b)	35,000	34,781
Iron Mountain, Inc.,
5.00%, 7/15/28(b)	75,000	77,250
4.88%, 9/15/29(b)	75,000	77,483
5.25%, 7/15/30(b)	40,000	41,768
4.50%, 2/15/31(b)	30,000	30,300
5.63%, 7/15/32(b)	50,000	53,250

iStar, Inc., 4.25%, 8/01/25	100,000	102,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(b)	80,000	80,600
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/01/27	100,000	114,000
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	35,000	35,266
New Residential Investment Corp., 6.25%, 10/15/25(b)	25,000	25,000
Office Properties Income Trust, 3.45%, 10/15/31	70,000	68,378
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(b)	110,000	114,950
Public Storage, 3.39%, 5/01/29	25,000	27,370
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 2/15/29(b)	80,000	79,200
	Par	Value
Real Estate Investment Trusts (Continued)

SBA Communications Corp., 3.13%, 2/01/29(b)	$ 10,000	$ 9,600
Service Properties Trust,
7.50%, 9/15/25	50,000	55,335
4.38%, 2/15/30	75,000	70,688
Simon Property Group L.P.,
3.50%, 9/01/25	65,000	70,030
1.38%, 1/15/27	10,000	9,825
Starwood Property Trust, Inc.,
5.50%, 11/01/23(b)	35,000	36,750
4.75%, 3/15/25	50,000	52,545
3.63%, 7/15/26(b)	25,000	25,000

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25(b)	50,000	52,585
VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	50,000	52,500
Welltower, Inc., 4.00%, 6/01/25	25,000	27,087
XHR L.P.,
6.38%, 8/15/25(b)	30,000	31,650
4.88%, 6/01/29(b)	20,000	20,519
		2,881,474
Retail – 0.3%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(b)	225,000	241,875
Asbury Automotive Group, Inc., 4.75%, 3/01/30	35,000	35,700
AutoNation, Inc., 1.95%, 8/01/28	35,000	34,136
Bath & Body Works, Inc.,
5.25%, 2/01/28	25,000	26,950
6.63%, 10/01/30(b)	35,000	39,156

Beacon Roofing Supply, Inc., 4.88%, 11/01/25	0	0
Carrols Restaurant Group, Inc., 5.88%, 7/01/29(b)	35,000	32,025
Foundation Building Materials, Inc., 6.00%, 3/01/29	0	0
Gap (The), Inc.,
3.63%, 10/01/29(b)	25,000	24,500
3.88%, 10/01/31(b)	25,000	24,500

Group 1 Automotive, Inc., 4.00%, 8/15/28(b)	20,000	20,004

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Retail (Continued)

GYP Holdings III Corp., 4.63%, 5/01/29(b)	$ 15,000	$ 14,812
Lowe's Cos., Inc., 4.00%, 4/15/25	45,000	48,997
Macy's Retail Holdings LLC, 5.88%, 4/01/29(b)	5,000	5,328
Michaels (The) Cos., Inc., 5.25%, 5/01/28(b)	20,000	20,200
Murphy Oil USA, Inc., 3.75%, 2/15/31(b)	25,000	24,594
Ross Stores, Inc., 4.70%, 4/15/27	2,000	2,271
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 9/30/26(b)	10,000	10,413
Victoria's Secret & Co., 4.63%, 7/15/29(b)	20,000	20,088
Walmart, Inc., 1.50%, 9/22/28	75,000	74,187
White Cap Buyer LLC, 6.88%, 10/15/28(b)	10,000	10,325
Yum! Brands, Inc.,
4.75%, 1/15/30(b)	50,000	53,375
4.63%, 1/31/32	100,000	104,000
		867,436
Semiconductors – 0.3%
Amkor Technology, Inc., 6.63%, 9/15/27(b)	100,000	106,350
Analog Devices, Inc.,
1.70%, 10/01/28	40,000	39,759
2.10%, 10/01/31	30,000	29,994
Broadcom, Inc.,
4.70%, 4/15/25	225,000	248,418
4.25%, 4/15/26	100,000	109,974

Entegris, Inc., 3.63%, 5/01/29(b)	30,000	30,225
Intel Corp., 3.75%, 3/25/27	100,000	110,589
Micron Technology, Inc., 4.64%, 2/06/24	86,000	92,665
Skyworks Solutions, Inc., 0.90%, 6/01/23	95,000	95,013
Texas Instruments, Inc., 1.90%, 9/15/31	65,000	64,072
		927,059
Software – 0.4%
Camelot Finance S.A., 4.50%, 11/01/26(b)	50,000	51,937
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25(b)	100,000	100,750
	Par	Value
Software (Continued)
Citrix Systems, Inc., 1.25%, 3/01/26	$130,000	$ 126,559
Clarivate Science Holdings Corp.,
3.88%, 7/01/28(b)	50,000	49,438
4.88%, 7/01/29(b)	50,000	49,785

Elastic N.V., 4.13%, 7/15/29(b)	15,000	14,923
Intuit, Inc.,
1.35%, 7/15/27	60,000	58,812
1.65%, 7/15/30	45,000	43,698
MSCI, Inc.,
3.88%, 2/15/31(b)	100,000	103,160
3.63%, 11/01/31(b)	100,000	103,000
3.25%, 8/15/33(b)	55,000	55,213

Nuance Communications, Inc., 5.63%, 12/15/26	125,000	128,984
Oracle Corp., 1.65%, 3/25/26	180,000	180,575
Roper Technologies, Inc., 1.00%, 9/15/25	45,000	44,280
SS&C Technologies, Inc., 5.50%, 9/30/27(b)	156,000	164,190
VMware, Inc., 4.50%, 5/15/25	10,000	11,020
Ziff Davis, Inc., 4.63%, 10/15/30(b)	192,000	201,120
		1,487,444
Telecommunications – 0.5%
AT&T, Inc., 1.70%, 3/25/26	295,000	296,235
Avaya, Inc., 6.13%, 9/15/28(b)	15,000	15,605
Cincinnati Bell, Inc., 7.00%, 7/15/24(b)	75,000	76,312
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	15,000	15,973
Embarq Corp., 8.00%, 6/01/36	25,000	27,625
Frontier Communications Holdings LLC, 5.88%, 10/15/27(b)	10,000	10,475
INNOVATE Corp., 8.50%, 2/01/26(b)	20,000	20,025
Level 3 Financing, Inc., 3.63%, 1/15/29(b)	100,000	94,621
Lumen Technologies, Inc., 4.50%, 1/15/29(b)	50,000	48,313
Motorola Solutions, Inc., 4.60%, 5/23/29	30,000	34,530
Sprint Capital Corp.,
6.88%, 11/15/28	50,000	63,222
8.75%, 3/15/32	75,000	112,256

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Telecommunications (Continued)

Sprint Corp., 7.13%, 6/15/24	$100,000	$ 113,000
Switch Ltd., 3.75%, 9/15/28(b)	45,000	44,775
T-Mobile USA, Inc., 3.50%, 4/15/25	425,000	453,280
Verizon Communications, Inc., 3.00%, 3/22/27	100,000	105,889
ViaSat, Inc.,
5.63%, 4/15/27(b)	100,000	104,000
6.50%, 7/15/28(b)	115,000	120,750
		1,756,886
Transportation – 0.1%
Cargo Aircraft Management, Inc., 4.75%, 2/01/28(b)	10,000	10,188
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29(b)	75,000	73,312
United Parcel Service, Inc., 4.45%, 4/01/30	60,000	71,185
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(b)	15,000	15,938
XPO Logistics, Inc., 6.25%, 5/01/25(b)	50,000	52,672
		223,295
Trucking & Leasing – 0.1%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/25(b)	30,000	30,872
9.75%, 8/01/27(b)	320,000	360,400
		391,272
Total Corporate Bonds (Cost $49,187,596)		49,615,689

Foreign Issuer Bonds – 2.2%
Brazil – 0.0%(c)
Vale Overseas Ltd., 4.50%, 7/08/30	80,000	81,396
Burkina Faso – 0.0%(c)
IAMGOLD Corp., 7.00%, 10/15/28(b)	30,000	29,438
Canada – 0.7%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 1/15/28(b)	95,000	94,770
4.00%, 10/15/30(b)	130,000	125,935
	Par	Value
Canada (Continued)

Air Canada, 3.88%, 8/15/26(b)	$ 35,000	$ 35,438
Bank of Montreal, 0.45%, 12/08/23	180,000	179,123
Bank of Nova Scotia (The),
0.65%, 7/31/24	95,000	94,123
1.05%, 3/02/26	90,000	88,157
1.35%, 6/24/26	160,000	158,807

Brookfield Asset Management, Inc., 4.50%, 1/15/25	50,000	53,853
Brookfield Finance I UK PLC, 1.65%, 1/30/32	20,000	19,492
Canadian Imperial Bank of Commerce,
0.45%, 6/22/23	135,000	134,506
0.95%, 10/23/25	170,000	167,040

Cascades, Inc./Cascades USA, Inc., 2.20%, 1/15/28(b)	130,000	136,012
Cenovus Energy, Inc., 5.88%, 7/15/25	6,000	6,740
Empire Communities Corp., 7.00%, 12/15/25(b)	20,000	20,700
Enbridge, Inc.,
2.50%, 6/10/24	80,000	84,532
4.00%, 1/15/25	100,000	103,455

Fairfax Financial Holdings Ltd., 4.25%, 3/03/31(b)	25,000	25,802
Garda World Security Corp., 6.00%, 6/01/29(b)	25,000	24,375
GFL Environmental, Inc., 7.00%, 8/01/25(b)	25,000	25,724
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 3.38%, 12/31/26(b)	20,000	19,800
MEG Energy Corp., 5.88%, 2/01/29(b)	20,000	20,575
Methanex Corp., 5.25%, 12/15/29	75,000	79,500
Parkland Corp., 5.88%, 7/15/27(b)	50,000	52,813
Royal Bank of Canada,
0.75%, 10/07/24	70,000	69,382
1.20%, 4/27/26	70,000	68,991

Superior Plus L.P./Superior General Partner, Inc., 3.88%, 3/15/29(b)	10,000	10,227
Taseko Mines Ltd., 5.38%, 2/15/26(b)	50,000	51,688

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Canada (Continued)
Telesat Canada/Telesat LLC,
5.63%, 12/06/26(b)	$ 15,000	$ 14,002
4.75%, 10/15/27(b)	75,000	60,865

Tervita Corp., 3.75%, 12/01/25(b)	13,000	14,951
Toronto-Dominion Bank (The),
0.30%, 6/02/23	50,000	49,836
3.25%, 3/11/24	50,000	52,734
0.75%, 1/06/26	160,000	155,989
		2,299,937
France – 0.1%
SPCM S.A., 3.13%, 3/15/27(b)	200,000	197,750
Germany – 0.1%
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(j)	200,000	217,293
Deutsche Telekom International Finance B.V., 8.75%, 6/15/30	140,000	205,468
		422,761
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.50%, 9/15/23	220,000	233,286
1.65%, 10/29/24	150,000	150,338
		383,624
Italy – 0.0%(c)
Telecom Italia Capital S.A.,
6.38%, 11/15/33	50,000	57,360
6.00%, 9/30/34	20,000	22,250
		79,610
Japan – 0.5%
Mitsubishi UFJ Financial Group, Inc.,
(1Y US Treasury CMT + 0.45%), 0.96%, 10/11/25(j)	200,000	198,527
2.05%, 7/17/30	200,000	194,761
Mizuho Financial Group, Inc.,
(1.25% - SOFR), 1.24%, 7/10/24(j)	200,000	201,310
(3M USD LIBOR + 1.00%), 3.92%, 9/11/24(j)	200,000	211,219

Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	201,114
	Par	Value
Japan (Continued)
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	$200,000	$ 207,236
1.40%, 9/17/26	200,000	196,291

Toyota Motor Corp., 0.68%, 3/25/24	195,000	194,131
		1,604,589
Luxembourg – 0.0%(c)
ArcelorMittal S.A., 3.75%, 7/16/29	50,000	54,908
Peru – 0.0%(c)
Southern Copper Corp., 3.88%, 4/23/25	5,000	5,391
Spain – 0.1%
Banco Santander S.A.,
(1Y US Treasury CMT + 0.45%), 0.70%, 6/30/24(j)	200,000	199,389
1.85%, 3/25/26	200,000	200,257
		399,646
Switzerland – 0.1%
Credit Suisse A.G., 0.52%, 8/09/23	250,000	249,495
Novartis Capital Corp., 3.50%, 8/14/30	10,000	10,209
		259,704
United Kingdom – 0.5%
Barclays PLC, (3M USD LIBOR + 1.40%), 4.61%, 2/15/23(j)	200,000	202,298
HSBC Holdings PLC,
(3M USD LIBOR + 1.06%), 3.26%, 3/13/23(j)	200,000	201,972
(SOFR + 0.53%), 0.73%, 8/17/24(j)	200,000	199,136

Lloyds Banking Group PLC, (1Y US Treasury CMT + 0.55%), 0.70%, 5/11/24(j)	200,000	199,729
Reynolds American, Inc., 4.45%, 6/12/25	125,000	136,374
Santander UK Group Holdings PLC, (SOFR + 0.79%), 1.09%, 3/15/25(j)	300,000	298,560
Unilever Capital Corp., 3.38%, 3/22/25	100,000	106,727

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
United Kingdom (Continued)

Virgin Media Secured Finance PLC, 4.50%, 8/15/30(b)	$ 200,000	$ 199,750
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(b)	200,000	201,000
		1,745,546
Total Foreign Issuer Bonds (Cost $7,577,595)		7,564,300

Mortgage-Backed Securities – 13.8%
Federal Home Loan Mortgage Corporation – 0.9%
Pool,
#QA2226, 3.00%, 7/01/46	40,523	42,707
#QA2237, 3.00%, 7/01/46	90,787	95,671
#QA8965, 3.00%, 4/01/50	25,625	26,807
#RA2621, 4.00%, 5/01/50	49,332	52,717
#RA3022, 2.50%, 6/01/50	40,994	42,307
#RA3174, 3.00%, 7/01/50	48,154	50,689
#RA3382, 3.00%, 8/01/50	118,403	124,541
#RA3935, 2.50%, 11/01/50	276,443	284,174
#SB0383, 2.50%, 4/01/32	135,403	142,132
#SB8500, 2.50%, 7/01/35	138,268	145,646
#SB8505, 2.50%, 10/01/35	419,885	441,539
#SD0514, 2.00%, 10/01/50	68,830	69,231
#SD7521, 2.50%, 7/01/50	42,806	44,337
#SD8146, 2.00%, 5/01/51	1,028,059	1,028,643
#ZS4693, 3.00%, 12/01/46	227,676	239,793
#ZS4746, 3.00%, 12/01/47	12,043	12,604
#ZS7757, 3.00%, 3/01/30	242,772	256,149
#ZT1858, 4.50%, 4/01/49	61,064	67,005
		3,166,692
Federal Home Loan Mortgage Corporation Gold – 0.1%
Pool,
#G08697, 3.00%, 3/01/46	138,505	146,089
#G08737, 3.00%, 12/01/46	162,409	171,111
		317,200
	Par	Value
Federal National Mortgage Association – 3.0%
Pool,
11/01/51 (k)	$ 547,375	$ 565,616
#AS5640, 3.50%, 8/01/45	57,081	61,491
#BM5024, 3.00%, 11/01/48	25,046	26,192
#BN3960, 4.50%, 1/01/49	13,451	14,561
#BR7647, 2.00%, 4/01/51	46,759	46,800
#CA3666, 4.00%, 6/01/49	480,742	522,271
#CA5182, 4.50%, 2/01/50	586,255	639,176
#CA5575, 4.00%, 4/01/50	348,166	374,846
#CA5754, 4.00%, 5/01/50	39,439	42,192
#CA6317, 3.00%, 7/01/50	39,216	41,260
#CA7368, 2.50%, 10/01/50	147,908	152,065
#CA7572, 2.50%, 10/01/50	124,690	129,343
#CA7573, 2.50%, 11/01/50	189,309	196,228
#CB0235, 2.00%, 4/01/51	121,768	122,232
#CB0400, 2.00%, 5/01/51	25,281	25,530
#CB0684, 2.00%, 6/01/51	85,813	86,098
#CB0819, 2.00%, 6/01/51	174,313	174,979
#CB1065, 2.50%, 7/01/51	171,387	176,222
#FM2888, 3.50%, 1/01/49	59,829	63,199
#FM4808, 2.50%, 11/01/50	85,323	87,724
#FM6135, 2.00%, 2/01/51	47,603	47,759
#FM6834, 2.00%, 4/01/51	232,952	233,895
#FM7259, 2.50%, 5/01/36	250,851	262,447
#FM7719, 2.00%, 6/01/51	294,891	296,086
#FM7840, 4.00%, 4/01/50	98,446	105,201
#FM8794, 2.50%, 9/01/51	991,788	1,019,852
#MA3238, 3.50%, 1/01/48	1,480,971	1,572,718
#MA3467, 4.00%, 9/01/48	141,322	151,168
#MA4026, 4.00%, 5/01/50	692,196	740,540
#MA4156, 2.50%, 10/01/35	89,206	92,700

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#MA4326, 2.50%, 5/01/51	$ 119,645	$ 122,967
#MA4356, 2.50%, 6/01/51	264,504	272,259
#MA4357, 3.00%, 6/01/51	946,295	988,753
#MA4378, 2.00%, 7/01/51	255,178	255,323
#MA4398, 2.00%, 8/01/51	568,391	568,714
		10,278,407
Government National Mortgage Association – 2.4%
Pool TBA,
12/31/49 (k)	350,000	343,075
11/01/50 (k)	550,000	571,098
11/01/50 (k)	2,550,000	2,582,224
11/01/50 (k)	800,000	836,812
11/01/50 (k)	1,400,000	1,483,727
11/01/50 (k)	200,000	213,305
11/01/50 (k)	225,000	242,894
11/01/51 (k)	1,919,000	1,972,634
		8,245,769
Government National Mortgage Association II – 1.6%
Pool,
2.50%, 8/20/51	644,582	663,206
#785043, 3.00%, 4/20/49	310,335	324,491
#BW4651, 2.50%, 8/20/50	19,096	19,642
#BW4741, 2.50%, 9/20/50	22,222	22,857
#BW6206, 2.50%, 8/20/50	40,889	42,060
#BY0776, 2.50%, 9/20/50	44,429	45,701
#BY0805, 2.50%, 9/20/50	39,745	40,885
#MA4125, 2.50%, 12/20/46	39,876	41,237
#MA4962, 3.50%, 1/20/48	1,135,723	1,199,355
#MA5397, 3.50%, 8/20/48	248,680	261,748
#MA5467, 4.50%, 9/20/48	63,968	68,518
#MA6338, 3.00%, 12/20/49	1,163,331	1,208,540
#MA6409, 3.00%, 1/20/50	69,903	72,620
#MA6412, 4.50%, 1/20/50	139,612	148,927
#MA6474, 3.00%, 2/20/50	39,822	41,368
#MA6766, 3.00%, 7/20/50	456,487	474,275
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#MA7136, 2.50%, 1/20/51	$ 21,768	$ 22,384
#MA7193, 2.50%, 2/20/51	181,925	187,061
#MA7472, 2.50%, 7/20/51	320,724	329,893
		5,214,768
Uniform Mortgage-Backed Securities – 5.8%
Pool TBA,
12/18/33 (k)	175,000	189,200
11/01/35 (k)	1,875,000	1,924,036
11/01/35 (k)	160,000	167,700
11/01/35 (k)	600,000	636,586
11/01/35 (k)	175,000	185,083
11/01/36 (k)	1,200,000	1,207,758
11/01/50 (k)	1,817,000	1,920,200
11/01/50 (k)	732,000	783,669
11/01/50 (k)	661,000	714,474
11/01/50 (k)	1,025,000	1,128,301
12/01/50 (k)	4,325,000	4,315,961
12/01/50 (k)	1,575,000	1,613,790
12/01/50 (k)	2,450,000	2,553,001
12/01/50 (k)	1,075,000	1,135,553
12/01/50 (k)	350,000	374,753
12/01/51 (k)	800,000	773,641
		19,623,706
Total Mortgage-Backed Securities (Cost $46,928,442)		46,846,542

	Number of Shares
Preferred Stocks – 1.1%
Real Estate Investment Trusts – 1.1%
AGNC Investment Corp., 6.13%(d)	21,599	547,103
Arbor Realty Trust, Inc., 6.25%(d)*	19,033	479,822
Chimera Investment Corp., 8.00%(d)	13,863	357,527
MFA Financial, Inc., 6.50%(d)	35,021	844,356
New Residential Investment Corp., 6.38%(d)	33,628	789,922

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
New Residential Investment Corp., 7.00%(d)	12,849	$ 324,437
New York Mortgage Trust, Inc., 6.88%(d)	18,982	473,031
		3,816,198
Total Preferred Stocks (Cost $3,719,570)		3,816,198

Rights – 0.0%(c)
Biotechnology – 0.0%(c)
Pfenex, Inc. CVR(l)*	53,807	44,391
Pharmaceuticals – 0.0%(c)
Elanco Animal Health, Inc.*	22,842	—
Total Rights (Cost $51,117)		44,391

Warrants – 0.0%(c)
Auto Manufacturers – 0.0%(c)
Lightning eMotors, Inc., Strike Price $11.50, Expires 7/02/25	10,521	16,518
Healthcare - Services – 0.0%(c)
UpHealth, Inc, Strike Price $11.50, Expires 7/01/24*	254	66
Total Warrants (Cost $—)		16,584

Investment Companies – 0.7%
ProShares Short 20+ Year Treasury*	135,857	2,203,601
Total Investment Companies (Cost $2,387,865)		2,203,601

Short-Term Investments – 13.8%
Corporate Bonds – 0.2%
Williams (The) Cos., Inc., 3.60%, 3/15/22	40,000	40,247
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	200,000	204,072
Ares Capital Corp., 3.63%, 1/19/22	60,000	60,235
	Number of Shares	Value
Corporate Bonds (Continued)
Air Lease Corp., 3.50%, 1/15/22	50,000	$ 50,297
General Motors Financial Co., Inc., 3.55%, 7/08/22	200,000	204,096
		558,947
Money Market Fund – 12.4%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(m)	42,162,649	42,162,649
Convertible Bonds – 1.2%
OSI Systems, Inc., 1.25%, 9/01/22(e)	751,000	774,943
iStar, Inc., 3.13%, 9/15/22(e)	458,000	836,997
II-VI, Inc., 0.25%, 9/01/22(e)(g)	560,000	750,734
Granite Point Mortgage Trust, Inc., 5.63%, 12/01/22(b)	1,072,000	1,063,452
Golar LNG Ltd., 2.75%, 2/15/22	622,000	622,427
		4,048,553
Total Short-Term Investments (Cost $45,131,999)		46,770,149

Number of Contracts		Notional Amount
Purchased Options – 0.2%
Call Options - Exchange Traded – 0.2%
Acceleron Pharma, Inc.,
Strike Price $180.00, Expires 11/19/21	31	539,958	837
Strike Price $180.00, Expires 12/17/21	60	1,045,080	6,000
Aerojet Rocketdyne Holdings, Inc., Strike Price $45.00, Expires 11/19/21	59	259,659	7,080
Canadian Pacific Railway Ltd.,
Strike Price $78.00, Expires 12/17/21	126	975,240	28,350
Strike Price $80.00, Expires 12/17/21	125	967,500	20,000
iShares Core Aggressive Allocation ETF, Strike Price $320.00, Expires 12/17/21	82	594,336	91,020
Marsh & McLennan Cos., Inc., Strike Price $165.00, Expires 11/19/21	154	2,568,720	61,600

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Number of Contracts		Notional Amount	Value
Call Options - Exchange Traded (Continued)
S&P Global, Inc.,
Strike Price $475.00, Expires 11/19/21	54	2,560,464	$ 57,240
Strike Price $470.00, Expires 11/19/21	90	4,267,440	130,500
Sportsman's Warehouse Holdings, Inc., Strike Price $17.50, Expires 12/17/21	22	37,972	1,210
Trillium Therapeutics Inc, Strike Price $20.00, Expires 12/17/21	106	191,966	530
Twilio, Inc., Class A,
Strike Price $340.00, Expires 11/19/21	6	174,816	693
Strike Price $350.00, Expires 11/19/21	6	174,816	528
Zendesk, Inc., Strike Price $100.00, Expires 12/17/21	81	824,580	65,610
Zoom Video Communications, Inc., Class A, Strike Price $270.00, Expires 11/19/21	21	576,765	25,116
			496,314
Put Options - Exchange Traded – 0.0%(c)
Bakkt Holdings, Inc.,
Strike Price $30.00, Expires 12/17/21	17	72,284	15,980
Strike Price $25.00, Expires 12/17/21	16	68,032	10,720
Five9, Inc.,
Strike Price $150.00, Expires 11/19/21	64	1,011,264	26,240
Strike Price $150.00, Expires 12/17/21	52	821,652	34,840
Strike Price $155.00, Expires 11/19/21	23	363,423	14,030
Strike Price $155.00, Expires 12/17/21	11	173,811	9,845
VPC Impact Acquisition Holdings III, Inc., Strike Price $9.00, Expires 11/19/21	18	17,910	90
			111,745
Total Purchased Options (Premiums Received $570,430)			608,059
Total Long Positions – 107.3% (Cost $349,605,133)			363,362,728

	Number of Shares	Value
Short Positions – (20.3)%
Common Stocks – (17.3)%
Aerospace/Defense – (0.0)%(c)
Kaman Corp.(e)	(2,653)	$ (94,951)
Agriculture – (0.1)%
Bunge Ltd.	(2,791)	(258,558)
Airlines – (0.0)%(c)
Spirit Airlines, Inc.*	(4,896)	(106,978)
Auto Manufacturers – (0.0)%(c)
NIO, Inc. ADR (China)*	(3,365)	(132,615)
Auto Parts & Equipment – (0.0)%(c)
Meritor, Inc.*	(4,976)	(121,116)
Banks – (0.3)%
Goldman Sachs Group (The), Inc.	(2,744)	(1,134,232)
Biotechnology – (0.9)%
Avid Bioservices, Inc.*	(12,008)	(368,405)
Bridgebio Pharma, Inc.(e)*	(5,338)	(263,590)
Exact Sciences Corp.(e)(g)*	(4,750)	(452,295)
Gossamer Bio, Inc.*	(36,273)	(450,511)
Halozyme Therapeutics, Inc.*	(6,723)	(255,945)
Innoviva, Inc.*	(11,317)	(197,482)
Insmed, Inc.(g)*	(16,394)	(494,279)
Ionis Pharmaceuticals, Inc.*	(1,437)	(45,797)
Ligand Pharmaceuticals, Inc.(e)*	(318)	(46,409)
Radius Health, Inc.*	(1,361)	(29,397)
Travere Therapeutics, Inc.*	(9,665)	(278,449)
		(2,882,559)
Commercial Services – (2.7)%
2U, Inc.(g)*	(8,626)	(254,812)
Bakkt Holdings, Inc.*	(1,460)	(62,079)
FTI Consulting, Inc.(e)*	(4,112)	(591,799)
S&P Global, Inc.	(14,397)	(6,826,482)
Sabre Corp.(e)*	(63,343)	(657,500)
Square, Inc., Class A*	(1,852)	(471,334)
Stride, Inc.(e)*	(9,098)	(322,979)
		(9,186,985)
Computers – (0.5)%
Lumentum Holdings, Inc.(e)(g)*	(1,876)	(154,920)
Mitek Systems, Inc.*	(18,481)	(347,997)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Computers (Continued)
NCR Corp.*	(12,043)	$ (476,180)
Vocera Communications, Inc.(e)*	(11,932)	(675,113)
		(1,654,210)
Diversified Financial Services – (0.8)%
Affiliated Managers Group, Inc.	(1,090)	(182,989)
Coinbase Global, Inc., Class A(e)*	(675)	(215,608)
Cowen, Inc., Class A	(16,440)	(620,281)
Encore Capital Group, Inc.*	(9,656)	(521,617)
I3 Verticals, Inc., Class A(e)*	(7,174)	(160,626)
PRA Group, Inc.(e)*	(7,285)	(312,381)
SoFi Technologies, Inc.*	(13,406)	(269,327)
WisdomTree Investments, Inc.(e)	(67,568)	(431,760)
		(2,714,589)
Electric – (0.2)%
Algonquin Power & Utilities Corp. (Canada)	(23,721)	(342,294)
NRG Energy, Inc.	(10,875)	(433,804)
		(776,098)
Electronics – (0.5)%
GoPro, Inc. Class A(e)*	(25,245)	(217,359)
II-VI, Inc.(e)(g)*	(19,550)	(1,182,971)
OSI Systems, Inc.*	(2,835)	(263,967)
		(1,664,297)
Energy - Alternate Sources – (0.4)%
Enphase Energy, Inc.(e)(g)*	(2,909)	(673,812)
Sunnova Energy International, Inc.(e)(g)*	(13,265)	(591,088)
Sunrun, Inc.(e)*	(2,991)	(172,521)
		(1,437,421)
Engineering & Construction – (0.1)%
Fluor Corp.*	(23,837)	(463,391)
Entertainment – (0.1)%
Penn National Gaming, Inc.*	(1,956)	(140,050)
Food – (0.1)%
Beyond Meat, Inc.(g)*	(837)	(82,846)
Chefs' Warehouse (The), Inc.(e)*	(9,919)	(345,876)
		(428,722)
Healthcare - Products – (0.0)%(c)
Alphatec Holdings, Inc.*	(11,707)	(137,323)
	Number of Shares	Value
Home Builders – (0.1)%
Winnebago Industries, Inc.	(5,919)	$ (400,657)
Insurance – (1.5)%
Aon PLC, Class A	(8,201)	(2,623,664)
Marsh & McLennan Cos., Inc.	(15,289)	(2,550,205)
		(5,173,869)
Internet – (0.8)%
21Vianet Group, Inc. ADR (China)(e)*	(4,421)	(69,321)
fuboTV, Inc.(g)*	(6,448)	(192,215)
Groupon, Inc.(e)(g)*	(2,569)	(54,514)
iQIYI, Inc. ADR (China)*	(4,865)	(40,282)
Magnite, Inc.*	(7,214)	(194,995)
NortonLifeLock, Inc.	(1,076)	(27,384)
Q2 Holdings, Inc.(e)*	(3,835)	(300,894)
RealReal (The), Inc.(g)*	(8,189)	(106,703)
Spotify Technology S.A.*	(737)	(213,288)
TripAdvisor, Inc.*	(3,320)	(109,460)
Upwork, Inc.*	(3,883)	(182,967)
Zendesk, Inc.*	(5,381)	(547,786)
Zillow Group, Inc., Class C*	(4,853)	(502,916)
		(2,542,725)
Leisure Time – (0.4)%
Callaway Golf Co.(g)*	(20,512)	(554,850)
Royal Caribbean Cruises Ltd.*	(7,654)	(646,227)
		(1,201,077)
Lodging – (0.3)%
Huazhu Group Ltd. ADR (China)(e)*	(12,081)	(560,075)
Marcus (The) Corp.(g)*	(26,814)	(497,936)
		(1,058,011)
Machinery - Construction & Mining – (0.2)%
Bloom Energy Corp., Class A(e)*	(16,112)	(503,661)
Machinery - Diversified – (0.3)%
Middleby (The) Corp.(e)*	(3,401)	(620,479)
Valmet OYJ (Finland)	(6,455)	(262,047)
		(882,526)
Media – (0.2)%
Cable One, Inc.(e)	(125)	(213,901)
DISH Network Corp., Class A(e)*	(8,374)	(343,920)
		(557,821)
Metal Fabricate/Hardware – (0.1)%
RBC Bearings, Inc.*	(1,170)	(273,698)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Oil & Gas – (0.2)%
Centennial Resource Development, Inc., Class A*	(104,045)	$ (749,124)
Oil & Gas Services – (0.1)%
Helix Energy Solutions Group, Inc.(e)*	(46,003)	(173,891)
Pharmaceuticals – (0.3)%
Coherus Biosciences, Inc.*	(20,736)	(346,913)
Jazz Pharmaceuticals PLC*	(2,621)	(348,698)
Zogenix, Inc.*	(12,367)	(189,586)
		(885,197)
Pipelines – (0.0)%(c)
Cheniere Energy, Inc.(e)*	(489)	(50,563)
Real Estate – (0.1)%
Realogy Holdings Corp.*	(10,880)	(188,442)
Redfin Corp.(e)(g)*	(4,482)	(230,106)
		(418,548)
Real Estate Investment Trusts – (0.7)%
iStar, Inc.	(29,241)	(738,043)
Pebblebrook Hotel Trust	(25,359)	(569,563)
Summit Hotel Properties, Inc.(e)*	(24,918)	(249,180)
VICI Properties, Inc.	(31,202)	(915,779)
		(2,472,565)
Retail – (0.2)%
Burlington Stores, Inc.(e)*	(1,860)	(513,899)
Cheesecake Factory (The), Inc.*	(2,121)	(86,198)
Vroom, Inc.(e)*	(3,903)	(74,664)
		(674,761)
Semiconductors – (2.1)%
Advanced Micro Devices, Inc.*	(57,913)	(6,962,880)
MACOM Technology Solutions Holdings, Inc.*	(3,043)	(212,462)
		(7,175,342)
Software – (1.8)%
8x8, Inc.*	(9,574)	(216,947)
Avaya Holdings Corp.(g)*	(9,360)	(174,283)
Bentley Systems, Inc., Class B	(3,547)	(209,805)
BigCommerce Holdings, Inc.*	(2,375)	(109,749)
Ceridian HCM Holding, Inc.(e)*	(2,895)	(362,599)
Clarivate PLC*	(13,275)	(311,299)
	Number of Shares	Value
Software (Continued)
Consensus Cloud Solutions, Inc.*	(175)	$ (11,062)
Envestnet, Inc.*	(4,119)	(343,936)
Everbridge, Inc.(g)*	(2,957)	(471,080)
Fastly, Inc. Class A(e)*	(2,961)	(149,856)
j2 Global, Inc.*	(3,073)	(394,174)
Jamf Holding Corp.(e)*	(4,438)	(211,471)
MicroStrategy, Inc., Class A(e)*	(379)	(271,008)
New Relic, Inc.(e)(g)*	(1,797)	(145,844)
Porch Group, Inc.*	(12,744)	(268,006)
Progress Software Corp.(e)	(5,978)	(307,329)
Splunk, Inc.*	(1,062)	(175,039)
Tabula Rasa HealthCare, Inc.(e)*	(3,450)	(93,667)
Twilio, Inc., Class A*	(819)	(238,624)
Verint Systems, Inc.*	(6,059)	(282,349)
Workiva, Inc.(e)(g)*	(5,933)	(887,280)
Zoom Video Communications, Inc., Class A*	(1,636)	(449,327)
		(6,084,734)
Telecommunications – (0.2)%
Infinera Corp.(e)*	(27,967)	(212,269)
Motorola Solutions, Inc.	(1,037)	(257,788)
Vonage Holdings Corp.*	(17,816)	(287,194)
		(757,251)
Transportation – (0.9)%
Air Transport Services Group, Inc.*	(10,496)	(261,246)
Canadian Pacific Railway Ltd. (Canada)	(34,986)	(2,707,916)
SFL Corp. Ltd. (Norway)	(6,943)	(54,919)
		(3,024,081)
Trucking & Leasing – (0.1)%
Greenbrier (The) Cos., Inc.	(7,139)	(292,842)
Total Common Stocks (Proceeds $52,066,741)		(58,687,039)

	Par
Mortgage-Backed Securities – (2.9)%
Uniform Mortgage-Backed Securities – (2.9)%
Pool TBA,
11/01/50 (k)	$(4,068,000)	(4,243,750)
12/31/49 (k)	(2,711,000)	(2,710,947)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Uniform Mortgage-Backed Securities (Continued)
Pool TBA,
12/31/49 (k)	$ (326,000)	$ (338,747)
12/31/49 (k)	(2,257,000)	(2,317,966)
		(9,611,410)
Total Mortgage-Backed Securities (Proceeds $9,594,071)		(9,611,410)

	Number of Shares
Investment Companies – (0.1)%
iShares Russell 2000 ETF	(1,738)	(396,351)
iShares MSCI Australia ETF	(1,360)	(35,986)
Total Investment Companies (Proceeds $404,490)		(432,337)
Total Short Positions – (20.3)% (Proceeds $62,065,302)		(68,730,786)
Total Written Options – (0.1)% (Premiums Received $283,560)		(332,838)
Other Assets less Liabilities – 13.1%(n)		44,441,553
NET ASSETS – 100.0%		$338,740,657
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Amount rounds to less than 0.05%.
(d)	Variable rate security. Rate as of October 31, 2021 is disclosed.
(e)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(f)	Zero coupon bond.
(g)	Security represents underlying investment on open options contracts.
(h)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(i)	Restricted security that has been deemed illiquid. At October 31, 2021, the value of these restricted illiquid securities amounted to $1,093,007 or 0.32% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
Fluor Corp., 6.50%	5/14/21-5/21/21	$ 981,446

(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2021 is disclosed.
(k)	When-issued security. Coupon rate was not yet in effect at October 31, 2021.
(l)	Investment is valued using significant unobservable inputs (Level 3) (See table below).
(m)	7-day current yield as of October 31, 2021 is disclosed.
(n)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
*	Non-income producing security

Abbreviations:
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
ADR	American Depositary Receipt
BDC	Business Development Company
CMT	Constant Maturity
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TBA	To be announced
USD	United States Dollar
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Futures Contracts outstanding at October 31, 2021: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	2	12/08/2021	EUR	342,777	$ (13,465)
Euro-OAT	3	12/08/2021	EUR	568,752	(16,791)
Euro Bund	56	12/10/2021	EUR	10,883,417	(56,056)
10-Year Australian Treasury Bond	81	12/15/2021	AUD	8,216,798	(550,619)
E-Mini Russell 1000 Value Index	51	12/17/2021	USD	4,122,585	199,104
10-Year Canadian Bond	72	12/20/2021	CAD	8,200,065	(310,610)
U.S. Treasury Long Bond	35	12/21/2021	USD	5,629,531	6,601
Ultra 10-Year U.S. Treasury Note	13	12/21/2021	USD	1,885,406	(40,290)
Ultra U.S. Treasury Bond	10	12/21/2021	USD	1,964,063	(15,662)
5-Year U.S. Treasury Note	80	12/31/2021	USD	9,740,000	(82,316)
Total Long Contracts					$(880,104)
Short Contracts
10-Year U.S. Treasury Note	(191)	12/21/2021	USD	24,964,297	$ 487,734
Long GILT	(94)	12/29/2021	GBP	16,070,173	105,875
2-Year U.S. Treasury Note	(11)	12/31/2021	USD	2,411,750	10,961
Total Short Contracts					$ 604,570
					$(275,534)

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2021:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/15/21	U.S. Dollars	4,117,088	Euro	3,478,600	Morgan Stanley	$ 91,252
12/15/21	U.S. Dollars	5,014,871	British Pounds	3,627,200	Morgan Stanley	49,959
12/15/21	Australian Dollars	944,180	U.S. Dollars	698,883	Citibank	11,504
12/15/21	British Pounds	1,020,100	U.S. Dollars	1,385,537	Morgan Stanley	10,776
12/15/21	U.S. Dollars	43,722	Mexican Pesos	880,000	Goldman Sachs	1,280
12/15/21	U.S. Dollars	178,810	British Pounds	130,000	Goldman Sachs	866
12/15/21	Australian Dollars	36,300	U.S. Dollars	26,827	Morgan Stanley	484
12/15/21	New Zealand Dollars	18,300	U.S. Dollars	12,851	Morgan Stanley	253
12/15/21	U.S. Dollars	37,672	Swedish Kronor	321,200	Morgan Stanley	245
12/15/21	U.S. Dollars	44,666	Singapore Dollars	60,000	Goldman Sachs	181
12/15/21	U.S. Dollars	128,081	Australian Dollars	170,000	Deutsche Bank	176
12/15/21	U.S. Dollars	5,146	Polish Zloty	20,000	Morgan Stanley	138
12/15/21	Swedish Kronor	58,400	U.S. Dollars	6,675	Morgan Stanley	130
12/15/21	Norwegian Kroner	246,300	U.S. Dollars	29,024	Morgan Stanley	121
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2021: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/15/21	U.S. Dollars	22,250	Swedish Kronor	190,000	JPMorgan Chase	$ 112
12/15/21	U.S. Dollars	22,329	Singapore Dollars	30,000	Barclays	87
12/15/21	U.S. Dollars	2,589	Polish Zloty	10,000	Goldman Sachs	85
12/15/21	U.S. Dollars	14,872	Singapore Dollars	20,000	Citibank	44
12/15/21	U.S. Dollars	39,867	Hong Kong Dollars	310,000	Citibank	19
12/15/21	U.S. Dollars	6,540	Canadian Dollars	8,070	Morgan Stanley	19
12/15/21	U.S. Dollars	2,085	New Zealand Dollars	2,900	Morgan Stanley	9
12/15/21	U.S. Dollars	10,292	Hong Kong Dollars	80,000	Goldman Sachs	8
12/15/21	U.S. Dollars	7,422	Singapore Dollars	10,000	JPMorgan Chase	8
Total Unrealized Appreciation						$ 167,756

12/15/21	U.S. Dollars	11,568	Hong Kong Dollars	90,000	Barclays	$ (1)
12/15/21	U.S. Dollars	14,139	Hong Kong Dollars	110,000	Goldman Sachs	(1)
12/15/21	Swedish Kronor	48,000	U.S. Dollars	5,596	Morgan Stanley	(3)
12/15/21	U.S. Dollars	12,791	Swedish Kronor	110,000	Deutsche Bank	(26)
11/01/21	Australian Dollars	170,000	U.S. Dollars	128,062	Deutsche Bank	(179)
12/15/21	U.S. Dollars	36,888	Singapore Dollars	50,000	Citibank	(183)
12/15/21	U.S. Dollars	59,063	Singapore Dollars	80,000	Goldman Sachs	(249)
12/15/21	U.S. Dollars	72,180	Canadian Dollars	90,000	Bank of America	(547)
12/15/21	U.S. Dollars	23,685	Canadian Dollars	30,000	JPMorgan Chase	(558)
12/15/21	U.S. Dollars	98,493	New Zealand Dollars	138,500	Morgan Stanley	(686)
12/15/21	U.S. Dollars	981,423	Euro	849,010	Morgan Stanley	(1,149)
12/15/21	British Pounds	332,500	U.S. Dollars	457,128	Morgan Stanley	(2,002)
12/15/21	U.S. Dollars	610,303	Canadian Dollars	758,930	Morgan Stanley	(2,976)
12/15/21	U.S. Dollars	169,788	Australian Dollars	230,000	Goldman Sachs	(3,260)
12/15/21	U.S. Dollars	183,129	Australian Dollars	250,000	JPMorgan Chase	(4,967)
12/15/21	U.S. Dollars	756,614	Swedish Kronor	6,537,000	Morgan Stanley	(5,077)
12/15/21	U.S. Dollars	1,134,570	British Pounds	839,800	Morgan Stanley	(14,948)
12/15/21	U.S. Dollars	700,733	Norwegian Kroner	6,093,200	Morgan Stanley	(20,284)
12/15/21	U.S. Dollars	1,064,183	Australian Dollars	1,447,400	Morgan Stanley	(24,820)
12/15/21	Euro	2,158,580	U.S. Dollars	2,531,256	Morgan Stanley	(33,099)
Total Unrealized Depreciation						$(115,015)
Net Unrealized Appreciation						$ 52,741

Written Call Option Contracts outstanding at October 31, 2021: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Bakkt Holdings, Inc.	16	USD	68,032	40.00	12/17/2021	$ (16,000)
Beyond Meat, Inc.	5	USD	49,490	115.00	11/19/2021	(625)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Written Call Option Contracts outstanding at October 31, 2021: Exchange Traded (continued)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
BigCommerce Holdings, Inc., Series 1	10	USD	46,210	55.00	1/21/2022	$ (2,350)
Bloom Energy Corp., Class A	49	USD	153,174	21.00	12/17/2021	(51,205)
Cheesecake Factory (The), Inc.	12	USD	48,768	45.00	11/19/2021	(780)
Coinbase Global, Inc., Class A	3	USD	95,826	300.00	12/17/2021	(11,835)
Envestnet, Inc.	14	USD	116,900	85.00	12/17/2021	(4,480)
Fastly, Inc. Class A	25	USD	126,525	40.00	11/19/2021	(28,175)
Five9, Inc.	23	USD	363,423	160.00	11/19/2021	(15,640)
Five9, Inc.	16	USD	252,816	165.00	11/19/2021	(7,360)
Five9, Inc.	12	USD	189,612	155.00	11/19/2021	(10,560)
fuboTV, Inc.	36	USD	107,316	30.00	1/21/2022	(14,724)
Innoviva, Inc.	79	USD	137,855	16.00	12/17/2021	(15,405)
Lumentum Holdings, Inc.	7	USD	57,806	82.50	12/17/2021	(3,010)
Marcus (The) Corp.	77	USD	142,989	17.50	11/19/2021	(11,165)
New Relic, Inc.	19	USD	154,204	75.00	11/19/2021	(16,150)
Redfin Corp.	13	USD	66,742	50.00	11/19/2021	(5,070)
SoFi Technologies, Inc.	47	USD	94,423	20.00	11/19/2021	(7,191)
Sunnova Energy International, Inc.	41	USD	182,696	40.00	1/21/2022	(30,586)
Upwork, Inc.	16	USD	75,392	45.00	12/17/2021	(7,680)
Winnebago Industries, Inc.	20	USD	135,380	70.00	11/19/2021	(3,350)
Workiva, Inc.	11	USD	164,505	150.00	12/17/2021	(8,910)
Zillow Group, Inc., Class C	15	USD	158,580	95.00	11/19/2021	(17,175)
Total Written Call Options Contracts (Premiums Received $221,793)						$(289,426)

Written Put Option Contracts outstanding at October 31, 2021: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Five9, Inc.	57	USD	900,657	130.00	11/19/2021	$ (2,850)
Five9, Inc.	46	USD	726,846	130.00	12/17/2021	(7,590)
iShares Core Aggressive Allocation ETF	82	EUR	594,336	290.00	12/17/2021	(14,760)
Marsh & McLennan Cos., Inc.	8	USD	133,440	150.00	11/19/2021	(240)
Twilio, Inc., Class A	7	USD	203,953	310.00	11/19/2021	(16,292)
Zoom Video Communications, Inc., Class A	16	USD	439,440	240.00	11/19/2021	(1,680)
Total Written Put Options Contracts (Premiums Received $61,767)						$(43,412)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2021: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
3M Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	937	Monthly	$ 167,391	$ (3,087)
Abbott Laboratories	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	3,045	Monthly	393,882	36,125
AECOM	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,795	Monthly	122,721	1,110
AECOM	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	440	Monthly	30,080	1,951
Aflac, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,659	Monthly	250,013	(3,996)
Agilent Technologies, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,220	Monthly	192,128	3,564
Alcoa Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	4,259	Monthly	195,887	(4,553)
Allstate Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,457	Monthly	427,476	(11,148)
Allstate Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	565	Monthly	69,868	(1,751)
Altria Group, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,747	Monthly	297,570	(17,717)
Altria Group, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	4,592	Monthly	202,539	(17,105)
American Electric Power Co., Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	7,111	Monthly	602,331	7,426
American Express Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,419	Monthly	247,198	(18,269)
American Express Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,312	Monthly	228,699	(1,098)
American Express Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,345	Monthly	408,490	(3,784)
American International Group, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	8,514	Monthly	503,052	6,856
Amgen, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,068	Monthly	634,916	(5,591)
Amnkor Technology, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,411	Monthly	52,845	(872)
Apache Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	5,010	Monthly	131,622	(7,055)
Apache Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	10,895	Monthly	286,424	21,022
Apache Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	16,952	Monthly	445,337	(1,687)
Applied Materials, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	340	Monthly	46,457	632
Arrow Electronics, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4	Monthly	459	(10)
Arrow Electronics, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,855	Monthly	214,699	(4,061)
AT&T, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	5,972	Monthly	159,709	7,483
AT&T, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,497	Monthly	167,473	(6,452)
AT&T, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	4,470	Monthly	114,777	(102)
AutoNation, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,166	Monthly	383,449	668
AutoZone, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	136	Monthly	242,733	(6,540)
AutoZone, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	85	Monthly	151,692	8,776
AutoZone, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	149	Monthly	265,916	7,248
Avery Dennison Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	920	Monthly	200,298	198
Axalta Coating Systems, Ltd.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	60	Monthly	1,871	(90)
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	27,489	Monthly	504,911	(4,185)
Bed Bath & Beyond, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	6,187	Monthly	86,860	(284)
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	747	Monthly	214,391	(1,500)
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	928	Monthly	266,312	2,630
Biogen, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,443	Monthly	384,788	(19,905)
Boyd Gaming Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	7,432	Monthly	474,004	(14,503)
Boyd Gaming Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,888	Monthly	375,491	(2,519)
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	4,954	Monthly	291,198	6,030
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	10,763	Monthly	$ 633,762	$ 17,473
Brixmor Property Group REIT, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	8,753	Monthly	207,209	6,240
Brixmor Property Group REIT, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	3,166	Monthly	74,205	532
Capital One Financial Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,625	Monthly	698,420	(82,280)
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	12,485	Monthly	601,986	(3,491)
Cardinal Health, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	5,015	Monthly	239,749	(2,933)
Chevron Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	805	Monthly	92,158	1,354
Cinemark Holdings, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,682	Monthly	31,617	(3,974)
CMS Energy Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	38	Monthly	2,293	(27)
Coca-Cola (The) Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,010	Monthly	113,304	1,213
ConocoPhillips	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,139	Monthly	85,225	(779)
Crocs, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,405	Monthly	226,837	10,044
Crown Castle International Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,193	Monthly	395,389	2,579
Crown Holdings, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	3,789	Monthly	394,009	(3,836)
CSX Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	8,925	Monthly	322,795	16,726
CVS Health Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,083	Monthly	456,302	27,449
CVS Health Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	892	Monthly	80,078	3,509
Danaher Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	563	Monthly	175,525	3,280
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,417	Monthly	559,181	(53,900)
Deere & Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	154	Monthly	52,716	(160)
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,377	Monthly	151,453	(6,269)
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,299	Monthly	362,814	16,221
Delta Air Lines, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	12,938	Monthly	506,205	(50,061)
Delta Air Lines, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,745	Monthly	107,412	(594)
Discover Financial Services	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	499	Monthly	56,547	(988)
Dow, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	8,844	Monthly	494,987	(21,503)
DTE Energy Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,971	Monthly	336,756	(7,880)
DTE Energy Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	387	Monthly	43,866	(302)
DXC Technology	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	5,846	Monthly	190,400	(10,335)
DXC Technology	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,952	Monthly	193,833	(10,618)
DXC Technology	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	9,338	Monthly	304,112	(21,971)
Eastman Chemical Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,406	Monthly	458,299	(5,300)
Ebay, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	821	Monthly	62,984	(3,180)
Emerson Electric Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	3,332	Monthly	323,230	1,226
Emerson Electric Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	825	Monthly	80,024	296
Encompass Health Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,340	Monthly	85,168	(9,503)
Energy, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,045	Monthly	130,363	281
EQT Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	470	Monthly	9,357	(457)
Equitable Holdings, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	10,258	Monthly	343,602	18,731
Equity Residential	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,418	Monthly	122,512	1,401
Equity Residential	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,120	Monthly	96,757	4,099
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Equity Residential	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	3,688	Monthly	$ 318,619	$ 6,688
Exelon Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	7,742	Monthly	411,754	37,428
Exelon Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,713	Monthly	144,294	9,159
Expedia Group, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	3,127	Monthly	514,099	8,563
Exxon Mobil Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,353	Monthly	87,223	1,822
Exxon Mobil Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	841	Monthly	54,215	1,577
Federal Realty Investment Trust	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	213	Monthly	25,634	(77)
Federal Realty Investment Trust	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,003	Monthly	364,582	18
FirstEnergy Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	3,356	Monthly	129,304	2,615
FirstEnergy Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,263	Monthly	125,710	7,524
FirstEnergy Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	10,413	Monthly	401,182	19,858
Ford Motor Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	7,524	Monthly	128,507	6,016
Ford Motor Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,074	Monthly	103,733	11,894
Fortis, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	3,944	Monthly	175,532	(4,314)
Fortive Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,104	Monthly	83,582	1,444
Fortive Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,271	Monthly	247,616	16,160
Fortive Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	879	Monthly	66,544	2,676
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,262	Monthly	85,623	413
Gartner, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	649	Monthly	215,383	11,558
Gilead Sciences, Inc.	U.S. Fed Funds + 0.09%	2/27/2023	Goldman Sachs	378	Monthly	24,525	59
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	25,997	Monthly	497,006	9,302
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	10,632	Monthly	203,268	2,961
H&R Block, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	311	Monthly	7,171	(480)
Halliburton Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	133	Monthly	3,323	139
Halliburton Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	16,144	Monthly	403,407	(16,313)
Hanesbrands, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	4,990	Monthly	85,028	996
Harley-Davidson, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,359	Monthly	86,078	(969)
Harley-Davidson, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,186	Monthly	79,755	(1,608)
Harley-Davidson, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,595	Monthly	94,684	(2,135)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,891	Monthly	429,578	(524)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,320	Monthly	96,260	1,062
Hasbro, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	233	Monthly	22,468	1,498
HCA Healthcare, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	496	Monthly	124,228	(155)
Healthpeak Properties, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	489	Monthly	17,363	424
Hershey (The) Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	86	Monthly	15,078	(208)
Hewlett Packard Enterprise Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,672	Monthly	24,493	(1,189)
Hewlett Packard Enterprise Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	6,379	Monthly	93,445	(3,197)
Hologic, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,986	Monthly	218,877	5,766
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Home Depot (The), Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,389	Monthly	$ 516,291	$ 51,893
Honeywell International, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	588	Monthly	128,548	319
Howmet Aerospace Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	8,342	Monthly	247,638	(16,303)
HP, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	6,862	Monthly	208,120	(965)
HP, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	18,127	Monthly	549,729	44,167
HP, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	4,867	Monthly	147,605	9,966
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	268	Monthly	54,330	(2,708)
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	192	Monthly	38,920	(707)
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	230	Monthly	46,624	(1,796)
Illinois Tool Works, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	788	Monthly	179,558	2,597
Illinois Tool Works, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	363	Monthly	83,791	5,238
International Paper Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	10,074	Monthly	500,349	(41,674)
Interpublic Group Of Companies, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,401	Monthly	197,487	(3,592)
Iron Mountain, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,741	Monthly	125,079	(1,007)
J2 Global, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	596	Monthly	76,447	1,196
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	639	Monthly	126,002	975
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	872	Monthly	171,930	23,882
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	526	Monthly	103,714	3,485
Johnson & Johnson	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,019	Monthly	491,676	6,082
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	10,291	Monthly	757,930	47,926
Johnson Controls International PLC	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	907	Monthly	66,542	1,873
Kellogg Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	5,153	Monthly	315,873	(1,585)
Kimco Realty Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	11,594	Monthly	261,990	10,168
Kinder Morgan, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	29,336	Monthly	499,287	(19,080)
Kinross Gold Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,695	Monthly	28,214	1,593
Kohls Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,560	Monthly	124,234	(1,590)
Kohls Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,145	Monthly	152,605	7,809
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,470	Monthly	88,638	(2,209)
Kroger (The) Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	9,839	Monthly	393,748	(2,075)
Kroger (The) Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	13,099	Monthly	524,163	7,306
L Brands, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,075	Monthly	143,322	11,228
L Brands, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	7,271	Monthly	502,317	29,554
Laboratory Corporation of America Holdings	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,242	Monthly	356,439	12,982
Lennox International, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	60	Monthly	17,956	(775)
Lennox International, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	479	Monthly	143,779	2,450
Lennox International, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	88	Monthly	26,335	(872)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Life Storage, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,192	Monthly	$ 159,498	$ 6,886
Lithia Motors, Inc., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	704	Monthly	224,730	(2,993)
Lockheed Martin Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	990	Monthly	328,969	(30,519)
Loews Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,194	Monthly	123,015	(3,272)
Loews Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,843	Monthly	215,449	(5,216)
Loews Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	834	Monthly	46,759	(1,296)
Lowe's Cos., Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,266	Monthly	531,704	64,545
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,482	Monthly	230,351	(12,761)
Macys, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,989	Monthly	105,579	14,883
Magna International, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,843	Monthly	149,833	1,951
Magna International, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,897	Monthly	235,498	(4,924)
Magna International, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	237	Monthly	19,267	(1,143)
Marathon Petroleum Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	7,910	Monthly	521,493	(12,590)
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,168	Monthly	208,831	2,404
Marathon Petroleum Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,809	Monthly	119,258	(1,583)
Marriot Vacations Worldwide Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,639	Monthly	257,668	(2,907)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,504	Monthly	419,134	13,486
Mattel, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	10,499	Monthly	228,978	14,273
Mattel, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,240	Monthly	27,038	3,466
Mattel, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	7,686	Monthly	167,620	16,513
Mcdonalds Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	150	Monthly	36,832	1,066
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,700	Monthly	417,386	(3,704)
Mcdonalds Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	992	Monthly	243,579	1,986
McKesson Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,330	Monthly	276,474	(1,616)
McKesson Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,127	Monthly	442,105	16,280
McKesson Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	835	Monthly	173,567	3,085
MGM Resorts International	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	10,266	Monthly	484,133	(8,943)
MGM Resorts International	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	8,077	Monthly	380,880	(6,412)
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,114	Monthly	227,490	(826)
Molina Healthcare, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,100	Monthly	325,263	17,164
Molson Coors Beverage Co., Class B	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	629	Monthly	27,733	253
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,691	Monthly	102,703	989
Motorola Solutions, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,495	Monthly	371,614	13,068
Murphy Oil Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,285	Monthly	63,590	(1,784)
Murphy Oil Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	20,461	Monthly	569,363	(32,307)
NetApp, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	989	Monthly	88,810	(3,177)
NetApp, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,300	Monthly	206,516	(3,957)
NetApp, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	961	Monthly	86,291	(4,447)
Newell Brands, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	7,750	Monthly	177,384	2,312
Newmont Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	3,529	Monthly	190,561	(12,745)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Newmont Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,591	Monthly	$ 301,879	$ (1,768)
Newmont Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,925	Monthly	157,932	(8,881)
Nexstar Media Group, Inc., Class A	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,147	Monthly	171,918	(4,089)
Nexstar Media Group, Inc., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	484	Monthly	72,560	(330)
Northrop Grumman Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	770	Monthly	275,053	(33,478)
Northrop Grumman Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	640	Monthly	228,587	(20,834)
Nucor Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	3,631	Monthly	407,031	35,471
NXP Semiconductors N.V.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	103	Monthly	20,689	201
Occidental Petroleum Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	9,562	Monthly	320,605	(3,834)
Occidental Petroleum Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	8,956	Monthly	300,257	(933)
Olin Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,809	Monthly	103,074	2,738
Omega Healthcare Investors, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	558	Monthly	16,383	(528)
Omnicom Group, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,251	Monthly	153,245	(5,680)
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,385	Monthly	298,493	(31,347)
Omnicom Group, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	6,049	Monthly	411,791	(37,425)
Onemain Holdings, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	4,747	Monthly	250,668	(27,709)
O'Reilly Automotive, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	599	Monthly	372,726	7,186
Oshkosh Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,819	Monthly	301,594	17,298
Otis Worldwide Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	4,881	Monthly	391,984	(24,647)
Ovintiv, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,453	Monthly	92,034	(3,854)
Ovintiv, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,968	Monthly	223,885	(5,346)
Ovintiv, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	10,760	Monthly	403,682	(18,540)
Packaging Corp. Of America	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	3,531	Monthly	485,039	6,907
Pfizer, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	21,168	Monthly	925,868	12,257
Philip Morris International, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	4,071	Monthly	384,863	(9,535)
Pinnacle West Capital Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	347	Monthly	22,375	(728)
Pinnacle West Capital Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	173	Monthly	11,156	(611)
PPL Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	8,274	Monthly	238,286	(1,887)
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,533	Monthly	506,480	6,845
Prudential Financial, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,837	Monthly	202,146	(1,008)
Public Service Enterprise Group, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,402	Monthly	89,445	(59)
Public Storage	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,210	Monthly	401,928	7,069
QUALCOMM, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	3,029	Monthly	402,969	4,292
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	3,623	Monthly	533,890	17,093
Raytheon Technologies Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	5,375	Monthly	477,585	(11,110)
Regeneron Pharmaceuticals, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	499	Monthly	319,291	43,358
Reliance Steel & Aluminum Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,378	Monthly	201,386	6,192
Ross Stores, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	788	Monthly	89,200	2,213
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Ross Stores, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,724	Monthly	$ 195,135	$ 9,167
Ross Stores, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,063	Monthly	120,323	4,764
Ryder System, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,525	Monthly	129,546	(6,088)
Ryder System, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,411	Monthly	289,732	5,937
Ryder System, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,028	Monthly	87,322	1,227
SBA Communications Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,105	Monthly	381,579	(331)
Scientific Games Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,327	Monthly	106,216	(1,269)
Seagate Technology, LLC	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,434	Monthly	305,821	30,879
Sealed Air Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	4,258	Monthly	252,577	(178)
Service Corp., (US) International	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	3,281	Monthly	224,707	15,806
SLM Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	9,860	Monthly	180,882	8,036
SM Energy Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	10,898	Monthly	374,094	43,558
Steel Dynamics, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,207	Monthly	79,754	4,152
Synchrony Financial	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	660	Monthly	30,802	(30)
Tapestry, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	9,796	Monthly	381,809	13,618
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,934	Monthly	324,976	6,701
Target Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,651	Monthly	428,586	50,672
Target Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,156	Monthly	300,082	16,041
Tempur Sealy International, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	4,024	Monthly	178,935	(1,986)
Textron, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,712	Monthly	126,411	3,130
Toll Brothers, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,349	Monthly	141,336	(638)
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	13,260	Monthly	800,105	54,760
Trane Technologies PLC	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,254	Monthly	407,771	20,038
Transocean Ltd.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,257	Monthly	4,437	(465)
Transocean Ltd.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,651	Monthly	9,357	(1,035)
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,745	Monthly	219,513	(6,950)
Uber Technologies, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	395	Monthly	17,309	(479)
Under Armour, Inc., Class A	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	12,237	Monthly	268,719	15,658
Under Armour, Inc., Class A	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,684	Monthly	58,929	4,068
Under Armour, Inc., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,717	Monthly	59,661	3,935
Union Pacific Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	676	Monthly	163,169	16,829
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,584	Monthly	551,548	77,410
Ventas, Inc.	U.S. Fed Funds + 0.09%	2/27/2023	Goldman Sachs	316	Monthly	16,865	(122)
ViacomCBS, Inc., Class B	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	16,162	Monthly	585,376	(18,912)
VICI Properties, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	5,868	Monthly	172,212	(4,239)
Voya Financial, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,312	Monthly	91,536	536
Voya Financial, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	4,430	Monthly	309,057	4,893
Vulcan Materials Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,284	Monthly	244,082	18,817
Vulcan Materials Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	712	Monthly	135,356	9,382
Walmart, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,834	Monthly	423,421	25,102
WEC Energy Group, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,354	Monthly	211,987	24
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Western Digital Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	4,250	Monthly	$ 222,227	$ (20,236)
Western Digital Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,112	Monthly	110,418	(9,100)
Western Union (The) Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	9,081	Monthly	165,452	(12,263)
Western Union (The) Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,430	Monthly	98,922	(13,859)
Western Union (The) Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	6,400	Monthly	116,600	(15,930)
Westlake Chemical Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	517	Monthly	50,318	(400)
WestRock Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	5,260	Monthly	253,000	(2,583)
WestRock Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,230	Monthly	251,533	(11,431)
Whirlpool Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	291	Monthly	61,345	3,503
Whirlpool Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	3,014	Monthly	635,393	12,339
Williams (The) Cos., Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	10,250	Monthly	287,863	(2,417)
Xcel Energy, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,011	Monthly	65,300	607
Yum Brands, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	4,614	Monthly	576,430	(2,855)
Total (Cost $66,607,928)				1,128,120		$67,014,538	$406,610

Short Contracts for Difference at October 31, 2021: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,283)	Monthly	$ (154,267)	$ (5,762)
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(21,921)	Monthly	(550,901)	(23,263)
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,206)	Monthly	(247,970)	(15,887)
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(363)	Monthly	(74,105)	(906)
Ally Financial, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(11,670)	Monthly	(560,063)	78,406
Altice USA, Inc., Class A	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(18,295)	Monthly	(298,212)	38,382
Altice USA, Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(9,508)	Monthly	(154,989)	20,814
Amazon.com, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(63)	Monthly	(212,466)	2,304
American Airlines Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(20,273)	Monthly	(389,255)	10,905
Amphenol Corp., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(5,039)	Monthly	(386,856)	1,522
Aramark Services, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(13,853)	Monthly	(505,373)	(1,999)
Ashland Global Holdings, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,373)	Monthly	(227,834)	4,317
Ashland Global Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,684)	Monthly	(161,689)	(5,751)
Avis Budget Group, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,154)	Monthly	(373,312)	(10,155)
Baker Hughes Co., Class A	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,825)	Monthly	(45,771)	(803)
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(10,808)	Monthly	(271,078)	1,716
Baker Hughes Co., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,835)	Monthly	(71,104)	5,129
Ball Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,611)	Monthly	(147,376)	1,174
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Ball Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(7,841)	Monthly	$ (717,327)	$ (377)
Bausch Health Cos., Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(20,300)	Monthly	(570,030)	11,887
Bausch Health Cos., Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(9,101)	Monthly	(255,569)	(2,106)
Bausch Health Cos., Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,452)	Monthly	(40,774)	593
Baxter International, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(4,828)	Monthly	(381,223)	15,590
BCE, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(3,604)	Monthly	(185,498)	(539)
Becton Dickinson and Company	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(160)	Monthly	(38,338)	1,196
Best Buy Co., Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,053)	Monthly	(128,720)	(4,055)
Best Buy Co., Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,231)	Monthly	(272,731)	(33,456)
Best Buy Co., Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(3,418)	Monthly	(417,825)	(21,661)
Boeing (The) Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(812)	Monthly	(168,110)	4,822
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,574)	Monthly	(325,882)	30,456
Boeing (The) Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,678)	Monthly	(347,408)	16,785
Boston Scientific Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(4,181)	Monthly	(180,329)	7,147
Boston Scientific Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(7,739)	Monthly	(333,800)	215
Broadcom, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(761)	Monthly	(404,620)	(29,561)
Broadridge Financial Solutions, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(527)	Monthly	(94,022)	1,854
Broadridge Financial Solutions, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(341)	Monthly	(60,841)	(3,232)
Broadridge Financial Solutions, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,125)	Monthly	(200,716)	3,488
Brookfield Asset Management Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(6,461)	Monthly	(390,199)	(26,445)
Brown & Brown, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,482)	Monthly	(156,641)	8,387
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,063)	Monthly	(193,316)	(9,567)
Brown & Brown, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(508)	Monthly	(32,061)	614
Builders FirstSource, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,304)	Monthly	(75,985)	808
Builders FirstSource, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,162)	Monthly	(242,532)	(13,247)
Builders FirstSource, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,141)	Monthly	(66,488)	(1,371)
Bunge Ltd.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,137)	Monthly	(105,332)	(3,086)
Cable One, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(180)	Monthly	(308,028)	8,772
Callon Petroleum Co.	U.S. Fed Funds + (0.45)%	2/8/2023	JPMorgan Chase	(6,755)	Monthly	(349,457)	42,063
Campbell Soup	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(5,291)	Monthly	(210,770)	4,574
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,030)	Monthly	(43,794)	(2,841)
Carnival Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(26,115)	Monthly	(578,715)	3,388
Carnival Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(5,659)	Monthly	(125,412)	9,442
Carnival Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(3,967)	Monthly	(87,912)	5,987
Carrier Global Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,184)	Monthly	(61,985)	(1,009)
Catalent Pharma Solutions, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,947)	Monthly	(268,426)	(14,654)
Catalent Pharma Solutions, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(978)	Monthly	(134,831)	(8,072)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Caterpillar, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,343)	Monthly	$ (275,023)	$ (4,424)
Centene Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(631)	Monthly	(44,955)	(1,356)
CenterPoint Energy, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,289)	Monthly	(59,606)	1,144
CenterPoint Energy, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,047)	Monthly	(105,391)	(2,031)
CenterPoint Energy, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,804)	Monthly	(73,019)	1,988
CF Industries Holdings, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,084)	Monthly	(61,575)	3,004
Charles River Laboratories International, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(662)	Monthly	(297,028)	(15,248)
Charter Communications, Inc., Class A	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(160)	Monthly	(107,984)	6,933
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(610)	Monthly	(411,704)	19,035
Cisco Systems, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(8,769)	Monthly	(491,638)	(2,927)
Citrix Systems, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,028)	Monthly	(381,593)	12,895
Cleveland Cliffs, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(8,601)	Monthly	(207,374)	(2,240)
CME Group, Inc., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(802)	Monthly	(176,883)	(3,793)
Comcast Corp., Class A	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(4,539)	Monthly	(234,435)	11,670
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,251)	Monthly	(168,980)	8,850
Comcast Corp., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(4,627)	Monthly	(239,261)	10,690
Conagra Brands, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,600)	Monthly	(84,533)	2,151
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(10,945)	Monthly	(355,867)	13,198
Conagra Brands, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,657)	Monthly	(86,388)	1,957
ConocoPhillips	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,965)	Monthly	(147,443)	(225)
ConocoPhillips	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,296)	Monthly	(172,089)	(1,864)
Corteva, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(11,963)	Monthly	(516,229)	(4,452)
Cyrusone, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(4,379)	Monthly	(359,171)	(1,757)
D.R. Horton, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(5,846)	Monthly	(521,889)	(12,995)
Darden Restaurants, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(3,784)	Monthly	(550,480)	(286)
Deere & Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,376)	Monthly	(472,499)	(3,682)
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(12,599)	Monthly	(504,994)	(2,798)
Diamondback Energy, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(510)	Monthly	(54,669)	953
Digital Realty Trust, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,953)	Monthly	(308,206)	(1,798)
Digital Realty Trust, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(521)	Monthly	(82,223)	(8,939)
DISH Network Corp., Class A	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,308)	Monthly	(94,791)	5,192
DISH Network Corp., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(18,980)	Monthly	(779,550)	65,250
Dollar Tree, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,371)	Monthly	(255,502)	(11,985)
Dominion Energy, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(4,326)	Monthly	(328,477)	5,880
Dominion Energy, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,357)	Monthly	(178,977)	(7,623)
Duke Energy Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(14)	Monthly	(1,428)	25
Ecolab, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(43)	Monthly	(9,821)	(573)
Ecolab, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,330)	Monthly	(295,562)	(2,683)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Edison International	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(572)	Monthly	$ (36,375)	$ (1,798)
Edison International	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,902)	Monthly	(121,425)	(12,745)
Edison International	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(3,829)	Monthly	(243,505)	(23,912)
Elanco Animal Health, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(3,162)	Monthly	(103,968)	3,224
Elanco Animal Health, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(5,255)	Monthly	(172,793)	1,410
Elanco Animal Health, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(3,540)	Monthly	(116,399)	(1,207)
Electronic Arts, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,707)	Monthly	(398,999)	2,675
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(12,431)	Monthly	(520,388)	(6,118)
EOG Resources, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,194)	Monthly	(110,585)	(1,716)
Equinix, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(134)	Monthly	(112,169)	(2,152)
Equinix, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(63)	Monthly	(52,738)	(5,428)
Equinix, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(150)	Monthly	(125,564)	(8,356)
Fidelity National Information Services, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,352)	Monthly	(150,039)	19,015
Fidelity National Information Services, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,564)	Monthly	(173,211)	14,516
Fiserv, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,397)	Monthly	(334,590)	31,912
FMC Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(559)	Monthly	(50,875)	1,095
Ford Motor Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(15,701)	Monthly	(268,182)	(21,840)
Gap (The), Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(22,445)	Monthly	(511,852)	(6,429)
General Electric Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(4,654)	Monthly	(488,345)	(2,421)
General Mills, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(3,799)	Monthly	(236,726)	1,395
General Mills, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,801)	Monthly	(299,172)	(4,103)
General Motors Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(6,267)	Monthly	(341,164)	20,881
Genuine Parts Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(210)	Monthly	(27,533)	18
Global Payments, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,220)	Monthly	(174,451)	18,309
Healthcare Trust of America	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,032)	Monthly	(34,459)	23
Hess Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,704)	Monthly	(305,857)	24,355
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(513)	Monthly	(73,847)	(1,175)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,704)	Monthly	(245,304)	(4,171)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(416)	Monthly	(59,885)	235
HollyFrontier, Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(6,811)	Monthly	(230,214)	18,660
Home Depot (The), Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,045)	Monthly	(388,481)	(22,303)
Honeywell International, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(686)	Monthly	(149,985)	(643)
Hormel Foods Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,261)	Monthly	(53,366)	197
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(6,957)	Monthly	(117,088)	416
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(5,512)	Monthly	(92,771)	(2,043)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(28,885)	Monthly	$ (486,150)	$ (1,567)
Howmet Aerospace Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(5,797)	Monthly	(172,115)	4,462
Howmet Aerospace Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,280)	Monthly	(67,696)	3,736
Humana, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(856)	Monthly	(396,476)	(17,885)
Huntsman Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(12,228)	Monthly	(398,408)	(7,723)
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,497)	Monthly	(212,756)	(3,582)
Idex, Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(290)	Monthly	(64,706)	(596)
Idex, Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,068)	Monthly	(238,343)	(12,119)
Idex, Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(262)	Monthly	(58,460)	(2,536)
Intel Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,593)	Monthly	(78,059)	6,148
Intercontinental Exchange, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,920)	Monthly	(404,308)	(20,036)
International Business Machines Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,037)	Monthly	(129,775)	2,837
KB Home	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(8,628)	Monthly	(346,418)	8,193
KB Home	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(625)	Monthly	(25,095)	(783)
Keysight Technologies, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(102)	Monthly	(18,362)	(120)
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(11,530)	Monthly	(413,826)	12,553
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,658)	Monthly	(93,595)	4,376
Lamb Weston Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,497)	Monthly	(197,417)	(221)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(10,256)	Monthly	(578,970)	(2,428)
Las Vegas Sands Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(9,656)	Monthly	(374,763)	12,443
Leidos Holdings, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(3,903)	Monthly	(390,226)	8,036
Lennar Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,966)	Monthly	(196,397)	880
LIncoln National Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,742)	Monthly	(198,995)	8,629
LIncoln National Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,354)	Monthly	(316,253)	(22)
Lumen Technologies, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(13,910)	Monthly	(164,974)	8,623
Lumen Technologies, Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	(6,984)	Monthly	(82,835)	4,325
Lumen Technologies, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(48,565)	Monthly	(576,000)	11,151
Marathon Petroleum Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(6,142)	Monthly	(100,240)	73
Marriott International, Inc., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(5,031)	Monthly	(805,084)	(6,720)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(622)	Monthly	(104,087)	1,386
Marsh & McLennan Cos., Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	(686)	Monthly	(115,169)	(7,700)
Marvell Technology, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(5,915)	Monthly	(405,609)	(17,289)
Match Group, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,478)	Monthly	(373,637)	43,874
MDC Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(5,664)	Monthly	(277,436)	(8,509)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Medical Properties Trust, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(18,746)	Monthly	$ (404,359)	$ (34,688)
Merck & Co., Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(4,929)	Monthly	(434,003)	(34,015)
Metlife, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(6,784)	Monthly	(426,049)	18,935
MGIC Investment Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(7,420)	Monthly	(119,909)	2,447
MGIC Investment Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(16,264)	Monthly	(262,840)	(5,544)
MGIC Investment Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(4,982)	Monthly	(80,512)	1,043
Micron Technology, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,197)	Monthly	(82,714)	(1,905)
Nasdaq, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(384)	Monthly	(80,801)	(3,341)
Nasdaq, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,277)	Monthly	(268,019)	(15,939)
National Oilwell Varco, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(5,011)	Monthly	(70,255)	4,359
National Oilwell Varco, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,987)	Monthly	(27,861)	1,189
National Oilwell Varco, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,596)	Monthly	(36,397)	2,517
Navient Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(16,505)	Monthly	(325,164)	(4,967)
Netflix, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(834)	Monthly	(575,725)	(21,298)
Newell Brands, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(18,699)	Monthly	(428,024)	(5,350)
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,643)	Monthly	(396,204)	(21,248)
Nielson Holdings PLC	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(8,218)	Monthly	(166,421)	(3,951)
Nordstrom, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(10,887)	Monthly	(312,800)	(22,008)
Nordstrom, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(16,352)	Monthly	(469,808)	(10,644)
Norfolk Southern Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,041)	Monthly	(305,067)	(5,100)
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(12,537)	Monthly	(322,467)	7,110
NRG Energy, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(3,349)	Monthly	(134,487)	2,897
Oracle Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,366)	Monthly	(131,054)	377
PBF Energy, Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,170)	Monthly	(17,095)	(434)
Performance Food Group, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(8,108)	Monthly	(366,738)	17,257
Perrigo Co. PLC	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,966)	Monthly	(88,766)	923
Perrigo Co. PLC	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,416)	Monthly	(199,392)	3,435
Perrigo Co. PLC	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,388)	Monthly	(107,822)	(1,031)
PG&E Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(19,787)	Monthly	(229,540)	(17,621)
PG&E Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(15,086)	Monthly	(175,003)	(6,040)
Pioneer Natural Resources Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,692)	Monthly	(316,374)	7,847
Pioneer Natural Resources Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,367)	Monthly	(444,477)	12,543
Pioneer Natural Resources Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(668)	Monthly	(124,907)	2,073
Progressive Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,196)	Monthly	(113,646)	(4,894)
Prologis, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(939)	Monthly	(136,117)	(175)
PulteGroup, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(885)	Monthly	(42,551)	1,451
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,161)	Monthly	(383,610)	(27,144)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(15,204)	Monthly	$ (362,937)	$ (8,380)
Ralph Lauren Corp., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,880)	Monthly	(239,083)	(9,728)
Raytheon Technologies Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,224)	Monthly	(375,364)	7,415
Realty Income Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(783)	Monthly	(55,930)	1,315
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(7,207)	Monthly	(608,517)	22,854
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,813)	Monthly	(153,077)	3,421
Schlumberger Ltd.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(479)	Monthly	(15,453)	796
Semiconductor Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,274)	Monthly	(109,311)	(2,583)
Sempra Energy	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,925)	Monthly	(505,086)	(16,060)
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(481)	Monthly	(152,291)	(4,807)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,195)	Monthly	(378,366)	(31,828)
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(118)	Monthly	(37,361)	(2,387)
Simon Property Group, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(3,498)	Monthly	(512,753)	(19,760)
Sirus XM Holdings, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(45,221)	Monthly	(275,399)	(908)
Sirus XM Holdings, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,284)	Monthly	(7,822)	(92)
Southern (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(6,669)	Monthly	(415,633)	1,580
Southern (The) Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,219)	Monthly	(75,971)	984
Southwest Airlines Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(10,855)	Monthly	(513,230)	3,568
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,040)	Monthly	(191,031)	26,806
Spirit AeroSystems Holdings, Inc., Class A	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,223)	Monthly	(50,499)	2,396
Steris, PLC	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,540)	Monthly	(215,989)	(3,738)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(7,452)	Monthly	(408,157)	7,330
TC Energy Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,391)	Monthly	(71,410)	5,095
TC Energy Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,831)	Monthly	(265,030)	(24,398)
Teck Resources Ltd., Class B	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(3,043)	Monthly	(84,901)	(214)
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(28,057)	Monthly	(782,826)	(33,704)
Teledyne Technologies, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(860)	Monthly	(386,335)	(8,013)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,002)	Monthly	(71,804)	(1,533)
Tesla, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(129)	Monthly	(143,707)	(26,358)
Tesla, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(127)	Monthly	(141,484)	(41,727)
Tesla, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(247)	Monthly	(275,165)	(66,937)
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(162)	Monthly	(102,558)	(3,021)
T-Mobile US, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(950)	Monthly	(109,280)	1,747
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
T-Mobile US, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,397)	Monthly	$ (390,771)	$ 21,013
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(942)	Monthly	(587,674)	19,031
TransDigm, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(280)	Monthly	(174,676)	4,376
Twitter, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(4,940)	Monthly	(264,490)	36,495
Twitter, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,160)	Monthly	(115,653)	21,896
United Airlines Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(10,817)	Monthly	(499,121)	30,092
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(681)	Monthly	(258,187)	(24,904)
United Rentals North America, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(734)	Monthly	(278,275)	(21,859)
United States Steel Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(35,541)	Monthly	(937,946)	(132,637)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,185)	Monthly	(545,682)	(61,657)
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,104)	Monthly	(137,008)	10,812
Universal Health Services, Inc., Class B	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,654)	Monthly	(205,272)	10,459
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,249)	Monthly	(155,006)	11,136
US Foods Holding Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(6,666)	Monthly	(231,113)	9,148
Valero Energy Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(3,109)	Monthly	(240,430)	4,124
Verisk Analytics, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,874)	Monthly	(394,060)	661
Verizon Communications, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,757)	Monthly	(147,588)	(1,660)
Verizon Communications, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(5,335)	Monthly	(286,138)	(2,103)
Verizon Communications, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,629)	Monthly	(87,960)	(2,812)
VF Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,075)	Monthly	(78,346)	(1,386)
Vistra Operations Co. LLC	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(29,070)	Monthly	(569,507)	(49,154)
Vistra Operations Co. LLC	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(20,376)	Monthly	(399,180)	1,820
Walt Disney (The) Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,094)	Monthly	(354,035)	1,328
Westinghouse Air Brake Technologies Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,800)	Monthly	(254,053)	3,547
Weyerhaeuser Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,126)	Monthly	(118,746)	(5,397)
Willis Towers Watson, PLC	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,556)	Monthly	(377,000)	6,628
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(4,345)	Monthly	(390,185)	(3,045)
Xerox Holdings Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(3,956)	Monthly	(71,407)	10,640
Xerox Holdings Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(10,039)	Monthly	(181,216)	30,105
Xerox Holdings Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(10,202)	Monthly	(184,153)	25,192
Total (Cost $64,097,885)				(1,328,313)		$(64,286,066)	$(188,181)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at October 31, 2021: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.66% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	MXN	52,460,000	$ 112,573	$ —	$ 112,573
7.15% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	MXN	5,760,000	6,688	—	6,688
7.31% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	MXN	5,130,000	4,281	—	4,281
7.37% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	MXN	11,450,000	8,144	—	8,144
7.39% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	MXN	5,410,000	3,618	—	3,618
7.51% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	MXN	6,330,000	2,707	—	2,707
7.56% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	MXN	5,140,000	1,733	—	1,733
7.79% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	MXN	5,920,000	(800)	—	(800)
0.59% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	310,000	10,401	—	10,401
0.64% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	360,000	10,706	—	10,706
0.80% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	350,000	6,830	—	6,830
0.81% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	460,000	8,608	—	8,608
0.87% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	250,000	3,640	(71)	3,711
0.88% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	350,000	5,034	1,194	3,840
0.95% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	480,000	4,627	—	4,627
0.96% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	580,000	5,250	—	5,250
0.98% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	260,000	1,934	—	1,934
1.00% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	530,000	3,284	—	3,284
1.01% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	370,000	2,104	—	2,104
1.03% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	490,000	1,979	(461)	2,440
1.04% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	160,000	601	—	601
1.08% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	GBP	320,000	335	—	335
1.11% (Annually)	2-Day USD SOFR (Annually)	3/16/2027	USD	590,000	(257)	—	(257)
1.12% (Annually)	2-Day USD SOFR (Annually)	3/16/2027	USD	1,070,000	(888)	—	(888)
1.15% (Annually)	2-Day USD SOFR (Annually)	3/16/2027	USD	270,000	(630)	—	(630)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at October 31, 2021: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.18% (Annually)	2-Day USD SOFR (Annually)	3/16/2027	USD	370,000	$ (1,438)	$ —	$ (1,438)
1.42% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	CAD	730,000	18,723	—	18,723
1.43% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	CAD	2,190,000	54,860	—	54,860
1.44% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	CAD	1,270,000	31,545	—	31,545
1.45% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	CAD	1,110,000	27,300	—	27,300
1.46% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	CAD	5,590,000	133,732	(6,252)	139,984
1.70% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	CAD	640,000	9,468	—	9,468
1-Day SGD SORA (Semi-Annually)	0.85% (Semi-Annually)	3/16/2027	SGD	5,754,834	(130,944)	—	(130,944)
1-Day SGD SORA (Semi-Annually)	0.84% (Semi-Annually)	3/16/2027	SGD	2,203,906	(50,955)	—	(50,955)
1-Day SGD SORA (Semi-Annually)	1.37% (Semi-Annually)	3/16/2027	SGD	990,000	(3,995)	—	(3,995)
1-Day SGD SORA (Semi-Annually)	1.42% (Semi-Annually)	3/16/2027	SGD	460,000	(1,044)	—	(1,044)
1-Day SGD SORA (Semi-Annually)	1.19% (Semi-Annually)	3/16/2027	SGD	430,000	(4,494)	—	(4,494)
1-Day SGD SORA (Semi-Annually)	1.36% (Semi-Annually)	3/16/2027	SGD	319,000	(1,414)	—	(1,414)
1-Day SGD SORA (Semi-Annually)	1.35% (Semi-Annually)	3/16/2027	SGD	231,000	(1,099)	—	(1,099)
1-Day SGD SORA (Semi-Annually)	1.22% (Semi-Annually)	3/16/2027	SGD	227,700	(2,134)	—	(2,134)
1-Day SGD SORA (Semi-Annually)	1.21% (Semi-Annually)	3/16/2027	SGD	186,300	(1,840)	—	(1,840)
1-Day SGD SORA (Semi-Annually)	1.23% (Semi-Annually)	3/16/2027	SGD	186,000	(1,656)	—	(1,656)
2.54% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	PLN	1,510,000	5,216	—	5,216
2.59% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	PLN	1,450,000	4,184	—	4,184
2.63% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	PLN	1,120,000	2,732	—	2,732
2.64% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	PLN	840,000	1,932	—	1,932
2.67% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	PLN	1,140,000	2,285	—	2,285
2.69% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	PLN	1,580,000	2,727	—	2,727
2.74% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	PLN	1,560,000	1,788	—	1,788
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at October 31, 2021: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.76% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	PLN	1,280,000	$ 1,192	$ —	$ 1,192
2.81% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	PLN	1,520,000	508	—	508
3M HKD HIBOR (Quarterly)	0.98% (Quarterly)	3/16/2027	HKD	6,880,000	(21,700)	—	(21,700)
3M HKD HIBOR (Quarterly)	1.15% (Quarterly)	3/16/2027	HKD	5,963,600	(12,248)	—	(12,248)
3M HKD HIBOR (Quarterly)	0.96% (Quarterly)	3/16/2027	HKD	4,610,000	(15,035)	—	(15,035)
3M HKD HIBOR (Quarterly)	1.19% (Quarterly)	3/16/2027	HKD	4,390,000	(7,870)	—	(7,870)
3M HKD HIBOR (Quarterly)	0.95% (Quarterly)	3/16/2027	HKD	3,760,000	(12,527)	—	(12,527)
3M HKD HIBOR (Quarterly)	1.43% (Quarterly)	3/16/2027	HKD	3,337,600	(1,048)	—	(1,048)
3M HKD HIBOR (Quarterly)	1.16% (Quarterly)	3/16/2027	HKD	2,806,400	(5,578)	—	(5,578)
3M HKD HIBOR (Quarterly)	0.99% (Quarterly)	3/16/2027	HKD	2,430,000	(7,421)	—	(7,421)
3M HKD HIBOR (Quarterly)	1.44% (Quarterly)	3/16/2027	HKD	1,994,400	(556)	—	(556)
3M HKD HIBOR (Quarterly)	1.47% (Quarterly)	3/16/2027	HKD	1,098,000	(100)	—	(100)
3M SEK STBOR (Quarterly)	0.59% (Annually)	3/16/2027	SEK	13,420,000	(22,426)	—	(22,426)
3M SEK STBOR (Quarterly)	0.62% (Annually)	3/16/2027	SEK	10,860,000	(16,219)	730	(16,949)
3M SEK STBOR (Quarterly)	0.61% (Annually)	3/16/2027	SEK	9,420,000	(14,637)	—	(14,637)
3M SEK STBOR (Quarterly)	0.48% (Annually)	3/16/2027	SEK	5,310,000	(12,288)	—	(12,288)
3M SEK STBOR (Quarterly)	0.53% (Annually)	3/16/2027	SEK	5,040,000	(10,056)	—	(10,056)
3M SEK STBOR (Quarterly)	0.55% (Annually)	3/16/2027	SEK	4,960,000	(9,411)	—	(9,411)
3M SEK STBOR (Quarterly)	0.88% (Annually)	3/16/2027	SEK	4,830,000	(58)	—	(58)
3M SEK STBOR (Quarterly)	0.81% (Annually)	3/16/2027	SEK	4,600,000	(1,774)	—	(1,774)
3M SEK STBOR (Quarterly)	0.60% (Annually)	3/16/2027	SEK	4,430,000	(7,005)	—	(7,005)
3M SEK STBOR (Quarterly)	0.70% (Annually)	3/16/2027	SEK	3,760,000	(3,849)	—	(3,849)
3M SEK STBOR (Quarterly)	0.50% (Annually)	3/16/2027	SEK	3,520,000	(7,691)	—	(7,691)
3M SEK STBOR (Quarterly)	0.68% (Annually)	3/16/2027	SEK	3,280,000	(3,659)	—	(3,659)
3M SEK STBOR (Quarterly)	0.71% (Annually)	3/16/2027	SEK	2,460,000	(2,391)	—	(2,391)
3M SEK STBOR (Quarterly)	0.72% (Annually)	3/16/2027	SEK	1,960,000	(1,796)	72	(1,868)
3M ZAR JIBAR (Quarterly)	6.98% (Quarterly)	3/16/2027	ZAR	8,900,000	(6,625)	—	(6,625)
3M ZAR JIBAR (Quarterly)	6.86% (Quarterly)	3/16/2027	ZAR	4,950,000	(5,361)	—	(5,361)
3M ZAR JIBAR (Quarterly)	7.05% (Quarterly)	3/16/2027	ZAR	4,600,000	(2,563)	—	(2,563)
3M ZAR JIBAR (Quarterly)	7.09% (Quarterly)	3/16/2027	ZAR	4,370,000	(2,022)	—	(2,022)
3M ZAR JIBAR (Quarterly)	6.92% (Quarterly)	3/16/2027	ZAR	4,080,000	(3,703)	—	(3,703)
3M ZAR JIBAR (Quarterly)	7.00% (Quarterly)	3/16/2027	ZAR	2,670,000	(1,862)	—	(1,862)
6M ASX BBSW (Semi-Annually)	0.99% (Semi-Annually)	3/16/2027	AUD	1,430,000	(46,868)	—	(46,868)
6M ASX BBSW (Semi-Annually)	0.98% (Semi-Annually)	3/16/2027	AUD	1,350,000	(44,697)	—	(44,697)
6M ASX BBSW (Semi-Annually)	1.05% (Semi-Annually)	3/16/2027	AUD	1,330,000	(40,950)	—	(40,950)
6M ASX BBSW (Semi-Annually)	1.02% (Semi-Annually)	3/16/2027	AUD	1,060,000	(33,670)	—	(33,670)
6M ASX BBSW (Semi-Annually)	1.46% (Semi-Annually)	3/16/2027	AUD	850,000	(13,431)	—	(13,431)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at October 31, 2021: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6M ASX BBSW (Semi-Annually)	1.36% (Semi-Annually)	3/16/2027	AUD	810,000	$ (15,722)	$ —	$ (15,722)
6M ASX BBSW (Semi-Annually)	1.21% (Semi-Annually)	3/16/2027	AUD	790,000	(19,790)	—	(19,790)
6M ASX BBSW (Semi-Annually)	1.33% (Semi-Annually)	3/16/2027	AUD	710,000	(14,584)	—	(14,584)
6M ASX BBSW (Semi-Annually)	1.39% (Semi-Annually)	3/16/2027	AUD	700,000	(12,872)	—	(12,872)
6M ASX BBSW (Semi-Annually)	1.53% (Semi-Annually)	3/16/2027	AUD	660,000	(8,761)	—	(8,761)
6M ASX BBSW (Semi-Annually)	1.20% (Semi-Annually)	3/16/2027	AUD	643,200	(16,339)	—	(16,339)
6M ASX BBSW (Semi-Annually)	0.95% (Semi-Annually)	3/16/2027	AUD	630,000	(21,569)	—	(21,569)
6M ASX BBSW (Semi-Annually)	1.01% (Semi-Annually)	3/16/2027	AUD	590,000	(18,906)	—	(18,906)
6M ASX BBSW (Semi-Annually)	1.54% (Semi-Annually)	3/16/2027	AUD	550,000	(7,187)	—	(7,187)
6M ASX BBSW (Semi-Annually)	1.16% (Semi-Annually)	3/16/2027	AUD	440,000	(11,785)	—	(11,785)
6M ASX BBSW (Semi-Annually)	1.18% (Semi-Annually)	3/16/2027	AUD	430,000	(11,144)	—	(11,144)
6M ASX BBSW (Semi-Annually)	1.24% (Semi-Annually)	3/16/2027	AUD	390,000	(9,312)	—	(9,312)
6M ASX BBSW (Semi-Annually)	1.23% (Semi-Annually)	3/16/2027	AUD	390,000	(9,397)	—	(9,397)
6M ASX BBSW (Semi-Annually)	1.76% (Semi-Annually)	3/16/2027	AUD	380,000	(1,941)	—	(1,941)
6M ASX BBSW (Semi-Annually)	1.32% (Semi-Annually)	3/16/2027	AUD	350,000	(7,290)	—	(7,290)
6M ASX BBSW (Semi-Annually)	1.75% (Semi-Annually)	3/16/2027	AUD	335,000	(1,863)	—	(1,863)
6M ASX BBSW (Semi-Annually)	1.87% (Semi-Annually)	3/16/2027	AUD	335,000	(412)	—	(412)
6M ASX BBSW (Semi-Annually)	1.19% (Semi-Annually)	3/16/2027	AUD	316,800	(8,108)	—	(8,108)
6M ASX BBSW (Semi-Annually)	1.31% (Semi-Annually)	3/16/2027	AUD	255,000	(5,468)	—	(5,468)
6M ASX BBSW (Semi-Annually)	1.29% (Semi-Annually)	3/16/2027	AUD	255,000	(5,642)	—	(5,642)
6M EUR EURIBOR (Semi-Annually)	-0.06% (Annually)	3/16/2027	EUR	1,300,000	(12,205)	—	(12,205)
6M EUR EURIBOR (Semi-Annually)	0.03% (Annually)	3/16/2027	EUR	740,000	(3,220)	16	(3,236)
6M EUR EURIBOR (Semi-Annually)	-0.01% (Annually)	3/16/2027	EUR	630,000	(3,892)	709	(4,601)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at October 31, 2021: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6M EUR EURIBOR (Semi-Annually)	0.00% (Annually)	3/16/2027	EUR	500,000	$ (2,962)	$ —	$ (2,962)
6M EUR EURIBOR (Semi-Annually)	-0.11% (Annually)	3/16/2027	EUR	400,000	(4,846)	(638)	(4,208)
Total					$(334,631)	$(4,701)	$(329,930)

Interest Rate Swap Contracts outstanding at October 31, 2021: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.58% (Quarterly)	3M KRW KWCDC (Quarterly)	Citibank	3/16/2027	KRW	2,403,379,962	$ 69,628	$—	$ 69,628
1.58% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank Of America	3/16/2027	KRW	1,900,339,109	55,054	—	55,054
1.64% (Quarterly)	3M KRW KWCDC (Quarterly)	Citibank	3/16/2027	KRW	4,798,090,929	128,297	—	128,297
2.04% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank Of America	3/16/2027	KRW	307,182,400	3,073	—	3,073
2.05% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank Of America	3/16/2027	KRW	485,787,024	4,658	—	4,658
2.05% (Quarterly)	3M KRW KWCDC (Quarterly)	JPMorgan Chase	3/16/2027	KRW	304,110,576	2,979	—	2,979
2.07% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank Of America	3/16/2027	KRW	792,865,800	7,112	—	7,112
2.11% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank Of America	3/16/2027	KRW	675,404,200	4,830	—	4,830
Total						$275,631	$—	$275,631
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 30,712,838	$ —	$ 30,712,838
Common Stocks	78,089,792	7,778,828	—	85,868,620
Convertible Bonds	—	81,252,770	—	81,252,770
Convertible Preferred Stocks	4,264,320	3,778,667	—	8,042,987
Corporate Bonds	—	49,615,689	—	49,615,689
Foreign Issuer Bonds	—	7,564,300	—	7,564,300
Mortgage-Backed Securities	—	46,846,542	—	46,846,542
Preferred Stocks	3,816,198	—	—	3,816,198
Rights	—	—*	44,391	44,391
Warrants	16,584	—	—	16,584
Investment Companies	2,203,601	—	—	2,203,601
Short-Term Investments	42,162,649	4,607,500	—	46,770,149
Purchased Options	608,059	—	—	608,059
Total Assets – Investments at value	$131,161,203	$232,157,134	$44,391	$363,362,728
Liabilities:
Common Stocks	$ (58,424,992)	$ (262,047)	$ —	$ (58,687,039)
Mortgage-Backed Securities	—	(9,611,410)	—	(9,611,410)
Investment Companies	(432,337)	—	—	(432,337)
Total Liabilities – Investments at value	$ (58,857,329)	$ (9,873,457)	$ —	$ (68,730,786)
Net Investments	$ 72,303,874	$222,283,677	$44,391	$294,631,942

*Amount rounds to less than one dollar.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$ 810,275	$ —	$—	$ 810,275
Forward Foreign Currency Exchange Contracts	—	167,756	—	167,756
Contracts for Difference at Fair Value	—	67,014,538	—	67,014,538
Swap Agreements at Fair Value	—	778,900	—	778,900
Total Assets - Derivative Financial Instruments	$ 810,275	$ 67,961,194	$—	$ 68,771,469
Liabilities:
Futures Contracts	$(1,085,809)	$ —	$—	$ (1,085,809)
Forward Foreign Currency Exchange Contracts	—	(115,015)	—	(115,015)
Written Options at Fair Value	(332,838)	—	—	(332,838)
Contracts for Difference at Fair Value	—	(64,286,066)	—	(64,286,066)
Swap Agreements at Fair Value	—	(837,900)	—	(837,900)
Total Liabilities - Derivative Financial Instruments	$(1,418,647)	$(65,238,981)	$—	$(66,657,628)
Net Derivative Financial Instruments	$ (608,372)	$ 2,722,213	$—	$ 2,113,841
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of October 31, 2021:
Financial Assets	Fair Value at 10/31/21	Valuation Technique(s)	Unobservable Inputs	Price/Range
Rights	$44,391	Implied value of the CVR upon closing plus time value of money	Quotes/Prices	$0.83
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Statements of Assets and Liabilities
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Assets
Investments in non-affiliates, at value	$1,722,287,148	$1,062,469,850	$277,577,679	$1,002,102,250	$420,402,714
Foreign currencies, at value	151,237	369,300	10,080	1,297,604	—
Due from broker	—	—	—	10,842,879	—
Receivable from Adviser	33,598	46,668	—	125,269	24,332
Receivable for:
Dividends and interest	1,478,402	2,130,599	397,298	4,165,492	4,321,101
Foreign tax reclaims	100,446	576,385	301,185	19,179	—
Investments sold	10,549,432	1,979,641	86,231	80,044,101	—
Fund shares sold	714,479	463,957	216,017	489,415	252,285
Variation margin on futures contracts	—	—	—	268,291	—
Variation margin on exchange traded swap agreements	—	—	—	188,151	—
Unrealized appreciation on OTC swap agreements	—	—	—	46,538	—
Unrealized appreciation on forward foreign currency exchange contracts	—	86,602	—	408,269	—
Upfront premiums paid on swap agreements	—	—	—	3,188,916	—
Prepaid expenses and other assets	31,375	28,271	18,490	26,883	22,025
Total assets	1,735,346,117	1,068,151,273	278,606,980	1,103,213,237	425,022,457
Liabilities
Investments sold short, at value	—	—	—	7,024,083	—
Written options, at value	—	—	—	395,668	—
Due to broker	—	—	—	6,407,842	—
Unrealized depreciation on OTC swap agreements	—	—	—	23,068	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	387,263	—
Payable for:
Investments purchased on a delayed-delivery basis	—	—	—	191,074,920	3,552,700
Investments purchased	7,710,474	1,879,164	—	14,589,184	1,109,978
Variation margin on futures contracts	—	—	—	175,408	—
Variation margin on exchange traded swap agreements	—	—	—	212,307	—
Fund shares redeemed	1,765,222	998,010	305,727	931,630	365,535
Distributions	—	—	1,412	8,416	—
Dividends on short sales	—	—	—	36,357	—
Deferred capital gains tax	—	553,414	—	—	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Upfront premiums received from swap agreements	—	—	—	214,346	—
Accrued management fees	966,981	748,285	82,070	328,703	157,028
Accrued trustee fees	19,679	12,410	3,330	11,098	5,148
Accrued expenses	417,120	324,555	128,560	333,235	124,872
Total liabilities	10,879,476	4,515,838	521,099	222,153,528	5,315,261
Net assets	$1,724,466,641	$1,063,635,435	$278,085,881	$881,059,709	$419,707,196
Analysis of net assets:
Paid in capital	$1,075,958,886	$ 794,269,226	$241,074,958	$874,327,124	$410,180,056
Distributable earnings (loss)	648,507,755	269,366,209	37,010,923	6,732,585	9,527,140
Net assets	$1,724,466,641	$1,063,635,435	$278,085,881	$881,059,709	$419,707,196
Shares outstanding:	116,137,259	82,101,631	23,954,317	81,989,265	39,265,479
Net asset value, offering price and redemption price per share:	$ 14.85	$ 12.96	$ 11.61	$ 10.75	$ 10.69
Investments in non-affiliates, at cost	$1,292,343,370	$ 918,468,612	$256,440,216	$998,629,978	$411,248,864
Foreign currencies, at cost	$ 151,043	$ 369,437	$ 10,132	$ 1,301,121	$ —
Investments sold short proceeds	$ —	$ —	$ —	$ 7,245,979	$ —
Written option premiums	$ —	$ —	$ —	$ 379,590	$ —
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund
Assets
Investments in non-affiliates, at value	$208,484,680	$229,394,078	$214,429,238	$363,362,728
Cash	—	—	—	44,824,986
Foreign currencies, at value	—	1,261,710	2,226	601,134
Due from broker	—	270,000	287,744	16,466,022
Receivable from Adviser	53,978	29,061	—	80,655
Receivable for:
Dividends and interest	244,514	2,757,026	522,353	1,205,393
Foreign tax reclaims	—	47,544	20,574	4,263
Investments sold	302,902	1,766,647	2,295,718	36,368,859
Fund shares sold	278,217	123,591	192,492	736,244
Variation margin on futures contracts	—	—	3,750	166,965
Variation margin on exchange traded swap agreements	—	—	—	61,463
Unrealized appreciation on OTC swap agreements	—	16,190	—	3,059,456
Unrealized appreciation on forward foreign currency exchange contracts	—	473,774	276,171	167,756
Upfront premiums paid on swap agreements	—	20,056	—	2,721
Prepaid expenses and other assets	16,503	22,223	40,824	21,461
Total assets	209,380,794	236,181,900	218,071,090	467,130,106
Liabilities
Investments sold short, at value	—	—	—	68,730,786
Written options, at value	—	—	—	332,838
Due to broker	—	315,259	70,000	2,229,042
Unrealized depreciation on OTC swap agreements	—	—	—	2,565,396
Unrealized depreciation on forward foreign currency exchange contracts	—	370,904	372,536	115,015
Payable for:
Investments purchased on a delayed-delivery basis	3,472,907	120,000	—	50,769,355
Investments purchased	803,624	2,194,589	2,936,578	2,106,822
Variation margin on futures contracts	—	—	25,285	336,109
Variation margin on exchange traded swap agreements	—	—	—	110,943
Fund shares redeemed	278,901	253,060	205,192	396,422
Distributions	4,393	3,142	—	—
Dividends on short sales	—	—	—	22,095
Upfront premiums received from swap agreements	—	9,864	—	7,422
Accrued management fees	62,587	120,690	85,593	243,362
Accrued trustee fees	2,394	2,699	2,579	4,235
Accrued expenses	95,233	136,478	77,063	419,607
Total liabilities	4,720,039	3,526,685	3,774,826	128,389,449
Net assets	$204,660,755	$232,655,215	$214,296,264	$338,740,657
Analysis of net assets:
Paid in capital	$202,678,904	$232,151,786	$159,696,047	$324,321,421
Distributable earnings (loss)	1,981,851	503,429	54,600,217	14,419,236
Net assets	$204,660,755	$232,655,215	$214,296,264	$338,740,657
Shares outstanding:	20,096,247	22,644,483	17,096,944	31,323,320
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund
Net asset value, offering price and redemption price per share:	$ 10.18	$ 10.27	$ 12.53	$ 10.81
Investments in non-affiliates, at cost	$208,510,248	$232,147,768	$195,454,958	$350,605,133
Foreign currencies, at cost	$ —	$ 1,260,236	$ 2,262	$ 604,607
Investments sold short proceeds	$ —	$ —	$ —	$ 62,065,302
Written option premiums	$ —	$ —	$ —	$ 283,560
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Statements of Operations
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$ 15,952,569	$ 15,965,601	$ 6,167,980	$ 166,261	$ 8,137
Non-cash dividend income	—	1,131,323	—	—	—
Interest income (net of foreign withholding taxes)	2,382	21,599	96,336	8,030,006	4,645,520
Total investment income	15,954,951	17,118,523	6,264,316	8,196,267	4,653,657
Expenses
Management fees (Note 5)	5,717,355	4,508,955	491,731	1,934,989	933,894
Administration and custody fees	387,443	379,295	98,933	462,937	102,861
Transfer agent fees	4,801	4,671	4,669	4,682	4,653
Sub-accounting fees	856,960	550,384	137,633	423,738	212,317
Audit and tax fees	32,855	51,477	38,526	39,157	24,267
Legal fees	85,849	54,826	14,350	44,365	21,449
Trustees’ fees	106,805	68,225	17,675	55,099	26,728
Registration and filing fees	15,976	15,749	12,601	16,846	13,159
Printing and postage fees	33,574	27,289	6,746	16,158	7,419
Dividend and interest on securities sold short	—	—	—	44,477	—
Other expenses	63,300	42,273	14,280	36,642	18,960
Total expenses	7,304,918	5,703,144	837,144	3,079,090	1,365,707
Less waiver of management fees (Note 5)	(239,721)	(459,127)	—	(738,852)	(132,534)
Net expenses	7,065,197	5,244,017	837,144	2,340,238	1,233,173
Net investment income	8,889,754	11,874,506	5,427,172	5,856,029	3,420,484
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	114,657,160	94,884,523	12,895,488	(69,972)	237,489
Investments sold short	—	—	—	(256,730)	—
Swap agreements	—	—	—	507,713	—
Futures contracts	—	—	—	5,540,818	—
Written options contracts	—	—	—	1,324,785	—
Forward foreign currency exchange contracts	—	103,175	—	(62,910)	—
Foreign currency transactions	9,864	(82,571)	(17,167)	95,021	—
Net realized gains	114,667,024	94,905,127	12,878,321	7,078,725	237,489
Net change in unrealized appreciation (depreciation) on:
Investments	8,410,513	(86,903,461) [1]	(12,177,403)	2,860,344	(2,741,190)
Investments sold short	—	—	—	(245,046)	—
Swap agreements	—	—	—	(2,803,757)	—
Futures contracts	—	—	—	(1,618,374)	—
Written options contracts	—	—	—	300,025	—
Forward foreign currency exchange contracts	—	(32,283)	—	3,853	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Statements of Operations (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Foreign currency transactions	(242)	(19,167)	(7,372)	(17,106)	—
Net change in unrealized appreciation (depreciation)	8,410,271	(86,954,911)	(12,184,775)	(1,520,061)	(2,741,190)
Net realized and unrealized gains (losses)	123,077,295	7,950,216	693,546	5,558,664	(2,503,701)
Net increase (decrease) in net assets resulting from operations	$131,967,049	$ 19,824,722	$ 6,120,718	$11,414,693	$ 916,783
Foreign withholding taxes on dividend income	$ 126,731	$ 1,554,966	$ 290,294	$ 11,785	$ —
Foreign withholding taxes on interest income	$ —	$ —	$ —	$ —	$ —

[1]	Net of change in deferred foreign capital gains tax expense of $46,628.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Statements of Operations (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$ 288,601	$ 41,355	$ 2,169,989	$ 1,075,242
Interest income (net of foreign withholding taxes)	2,035,642	5,984,263	568,420	2,471,042
Total investment income	2,324,243	6,025,618	2,738,409	3,546,284
Expenses
Management fees (Note 5)	367,531	723,331	508,244	1,428,471
Administration and custody fees	98,287	124,847	101,313	720,322
Transfer agent fees	4,680	4,686	4,674	4,680
Sub-accounting fees	101,902	121,221	107,383	161,883
Audit and tax fees	24,356	40,093	24,530	30,658
Legal fees	10,270	12,090	10,939	17,036
Trustees’ fees	12,815	14,985	13,570	21,063
Registration and filing fees	12,047	13,063	11,899	13,286
Printing and postage fees	4,863	9,127	6,573	6,507
Dividend and interest on securities sold short	—	—	—	207,413
Other expenses	11,701	13,106	11,901	17,002
Total expenses	648,452	1,076,549	801,026	2,628,321
Less waiver of management fees (Note 5)	(158,410)	(136,475)	—	(501,190)
Net expenses	490,042	940,074	801,026	2,127,131
Net investment income	1,834,201	5,085,544	1,937,383	1,419,153
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	466,108	849,540	26,289,687	9,356,464
Investments sold short	—	—	—	(7,483,109)
Swap agreements	—	(42,586)	—	(723,252)
Futures contracts	—	—	(117,778)	1,943,940
Written options contracts	—	—	—	698,102
Forward foreign currency exchange contracts	—	(307,784)	(457,093)	239,161
Foreign currency transactions	—	(11,391)	2,390	(25,876)
Net realized gains	466,108	487,779	25,717,206	4,005,430
Net change in unrealized appreciation (depreciation) on:
Investments	(1,510,740)	(7,731,276)	(19,677,100)	(4,464,754)
Investments sold short	—	—	—	2,378,322
Swap agreements	—	46,187	—	548,857
Futures contracts	—	—	(6,020)	(463,636)
Written options contracts	—	—	—	(115,178)
Forward foreign currency exchange contracts	—	332,192	(125,752)	48,749
Foreign currency transactions	—	(22,404)	(10,123)	(20,083)
Net change in unrealized appreciation (depreciation)	(1,510,740)	(7,375,301)	(19,818,995)	(2,087,723)
Net realized and unrealized gains (losses)	(1,044,632)	(6,887,522)	5,898,211	1,917,707
Net increase (decrease) in net assets resulting from operations	$ 789,569	$(1,801,978)	$ 7,835,594	$ 3,336,860
Foreign withholding taxes on dividend income	$ —	$ —	$ 67,277	$ 20,325
Foreign withholding taxes on interest income	$ —	$ 96,969	$ 4,180	$ —
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Statements of Changes in Net Assets
	Morningstar U.S. Equity Fund		Morningstar International Equity Fund
	Six Months Ended October 31, 2021 (unaudited)	Year Ended April 30, 2021	Six Months Ended October 31, 2021 (unaudited)	Year Ended April 30, 2021
Operations:
Net investment income	$ 8,889,754	$ 16,656,591	$ 11,874,506	$ 10,016,804
Net realized gains	114,667,024	135,103,754	94,905,127	41,234,098
Net change in unrealized appreciation (depreciation)	8,410,271	428,736,373	(86,954,911)	308,650,316
Net increase (decrease) in net assets resulting from operations	131,967,049	580,496,718	19,824,722	359,901,218
Distributions paid from:
Distributable earnings	—	(30,041,957)	—	(26,103,149)
Total distributions paid	—	(30,041,957)	—	(26,103,149)
Capital share transactions:
Proceeds from shares sold	133,290,844	481,776,207	93,331,380	328,847,006
Reinvestment of dividends	—	29,964,205	—	26,036,922
Payments for shares redeemed	(243,522,788)	(538,830,029)	(123,703,043)	(378,898,826)
Net increase (decrease) in net assets from capital share transactions	(110,231,944)	(27,089,617)	(30,371,663)	(24,014,898)
Total increase (decrease) in net assets	21,735,105	523,365,144	(10,546,941)	309,783,171
Net assets:
Beginning of period	1,702,731,536	1,179,366,392	1,074,182,376	764,399,205
End of period	$1,724,466,641	$1,702,731,536	$1,063,635,435	$1,074,182,376
Capital share transactions
Shares sold	9,370,485	42,040,625	7,187,469	29,632,519
Shares from reinvested dividends	—	2,511,783	—	2,177,756
Shares redeemed	(17,154,735)	(47,916,071)	(9,503,950)	(34,631,486)
Net increase (decrease)	(7,784,250)	(3,363,663)	(2,316,481)	(2,821,211)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Global Income Fund		Morningstar Total Return Bond Fund
	Six Months Ended October 31, 2021 (unaudited)	Year Ended April 30, 2021	Six Months Ended October 31, 2021 (unaudited)	Year Ended April 30, 2021
Operations:
Net investment income	$ 5,427,172	$ 8,403,667	$ 5,856,029	$ 9,074,885
Net realized gains	12,878,321	5,354,824	7,078,725	7,288,849
Net change in unrealized appreciation (depreciation)	(12,184,775)	44,956,324	(1,520,061)	(3,936,470)
Net increase (decrease) in net assets resulting from operations	6,120,718	58,714,815	11,414,693	12,427,264
Distributions paid from:
Distributable earnings	(6,358,921)	(8,680,865)	(6,793,636)	(31,028,756)
Total distributions paid	(6,358,921)	(8,680,865)	(6,793,636)	(31,028,756)
Capital share transactions:
Proceeds from shares sold	32,805,431	87,887,640	134,475,941	480,904,825
Reinvestment of dividends	6,347,712	8,662,821	6,745,307	30,798,145
Payments for shares redeemed	(33,261,100)	(109,212,549)	(97,701,564)	(179,644,388)
Net increase (decrease) in net assets from capital share transactions	5,892,043	(12,662,088)	43,519,684	332,058,582
Total increase (decrease) in net assets	5,653,840	37,371,862	48,140,741	313,457,090
Net assets:
Beginning of period	272,432,041	235,060,179	832,918,968	519,461,878
End of period	$278,085,881	$ 272,432,041	$881,059,709	$ 832,918,968
Capital share transactions
Shares sold	2,789,498	8,222,595	12,465,603	43,701,466
Shares from reinvested dividends	541,887	816,414	624,411	2,790,212
Shares redeemed	(2,822,607)	(10,232,402)	(9,040,464)	(16,280,848)
Net increase (decrease)	508,778	(1,193,393)	4,049,550	30,210,830
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Municipal Bond Fund		Morningstar Defensive Bond Fund
	Six Months Ended October 31, 2021 (unaudited)	Year Ended April 30, 2021	Six Months Ended October 31, 2021 (unaudited)	Year Ended April 30, 2021
Operations:
Net investment income	$ 3,420,484	$ 7,274,144	$ 1,834,201	$ 3,937,323
Net realized gains	237,489	1,078,614	466,108	2,618,338
Net change in unrealized appreciation (depreciation)	(2,741,190)	19,775,057	(1,510,740)	373,772
Net increase (decrease) in net assets resulting from operations	916,783	28,127,815	789,569	6,929,433
Distributions paid from:
Distributable earnings	(3,396,257)	(7,263,473)	(1,853,991)	(5,595,772)
Total distributions paid	(3,396,257)	(7,263,473)	(1,853,991)	(5,595,772)
Capital share transactions:
Proceeds from shares sold	40,339,349	153,419,635	32,724,705	125,121,603
Reinvestment of dividends	3,396,256	7,261,563	1,829,925	5,533,958
Payments for shares redeemed	(38,718,248)	(104,562,988)	(29,358,295)	(114,935,028)
Net increase (decrease) in net assets from capital share transactions	5,017,357	56,118,210	5,196,335	15,720,533
Total increase (decrease) in net assets	2,537,883	76,982,552	4,131,913	17,054,194
Net assets:
Beginning of period	417,169,313	340,186,761	200,528,842	183,474,648
End of period	$419,707,196	$ 417,169,313	$204,660,755	$ 200,528,842
Capital share transactions
Shares sold	3,737,799	14,430,434	3,193,592	12,178,266
Shares from reinvested dividends	315,320	681,997	178,754	538,684
Shares redeemed	(3,589,513)	(9,854,516)	(2,864,760)	(11,161,340)
Net increase (decrease)	463,606	5,257,915	507,586	1,555,610
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Multisector Bond Fund		Morningstar Unconstrained Allocation Fund
	Six Months Ended October 31, 2021 (unaudited)	Year Ended April 30, 2021	Six Months Ended October 31, 2021 (unaudited)	Year Ended April 30, 2021
Operations:
Net investment income	$ 5,085,544	$ 10,776,166	$ 1,937,383	$ 2,246,569
Net realized gains	487,779	3,862,311	25,717,206	12,005,597
Net change in unrealized appreciation (depreciation)	(7,375,301)	19,395,976	(19,818,995)	35,988,388
Net increase (decrease) in net assets resulting from operations	(1,801,978)	34,034,453	7,835,594	50,240,554
Distributions paid from:
Distributable earnings	(3,701,768)	(6,127,676)	—	(5,306,815)
Total distributions paid	(3,701,768)	(6,127,676)	—	(5,306,815)
Capital share transactions:
Proceeds from shares sold	27,883,215	135,983,223	20,571,419	79,010,669
Reinvestment of dividends	3,687,799	6,107,758	—	5,297,582
Payments for shares redeemed	(30,554,338)	(124,626,874)	(24,837,262)	(56,709,143)
Net increase (decrease) in net assets from capital share transactions	1,016,676	17,464,107	(4,265,843)	27,599,108
Total increase (decrease) in net assets	(4,487,070)	45,370,884	3,569,751	72,532,847
Net assets:
Beginning of period	237,142,285	191,771,401	210,726,513	138,193,666
End of period	$232,655,215	$ 237,142,285	$214,296,264	$210,726,513
Capital share transactions
Shares sold	2,648,510	13,534,674	1,654,234	7,362,146
Shares from reinvested dividends	352,707	604,130	—	464,555
Shares redeemed	(2,901,197)	(12,026,490)	(1,997,463)	(5,270,864)
Net increase (decrease)	100,020	2,112,314	(343,229)	2,555,837
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Alternatives Fund
	Six Months Ended October 31, 2021 (unaudited)	Year Ended April 30, 2021
Operations:
Net investment income	$ 1,419,153	$ 2,714,288
Net realized gains	4,005,430	5,298,439
Net change in unrealized appreciation (depreciation)	(2,087,723)	11,634,444
Net increase (decrease) in net assets resulting from operations	3,336,860	19,647,171
Distributions paid from:
Distributable earnings	—	(7,284,535)
Total distributions paid	—	(7,284,535)
Capital share transactions:
Proceeds from shares sold	46,428,228	188,548,612
Reinvestment of dividends	—	7,253,727
Payments for shares redeemed	(38,795,457)	(66,513,615)
Net increase (decrease) in net assets from capital share transactions	7,632,771	129,288,724
Total increase (decrease) in net assets	10,969,631	141,651,360
Net assets:
Beginning of period	327,771,026	186,119,666
End of period	$338,740,657	$327,771,026
Capital share transactions
Shares sold	4,309,756	17,844,308
Shares from reinvested dividends	—	689,960
Shares redeemed	(3,600,629)	(6,308,345)
Net increase (decrease)	709,127	12,225,923
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Financial Highlights
Morningstar U.S. Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2021 (unaudited)	2021	2020	2019
Net asset value, beginning of period	$13.74	$9.27	$10.68	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.07	0.14	0.13	0.05
Net realized and unrealized gains (losses)	1.04	4.59	(1.31)	0.64
Total income (loss) from investment operations	1.11	4.73	(1.18)	0.69
Less distributions paid:
From net investment income	—	(0.14)	(0.09)	(0.01)
From realized gains	—	(0.12)	(0.14)	—
Total distributions paid	—	(0.26)	(0.23)	(0.01)
Net asset value, end of period	$14.85	$13.74	$9.27	$10.68
Total return[3]	8.08%	51.43%	(11.42%)	6.98%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,724	$1,703	$1,179	$678
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.86%	0.87%	0.93%	1.08%
Total expenses after waivers/reimbursements	0.83%	0.81%	0.81%	0.82%
Net investment income, net of waivers/reimbursements	1.04%	1.19%	1.25%	0.98% [6]
Net investment income, before waivers/reimbursements	1.01%	1.13%	1.13%	0.72% [6]
Portfolio turnover rate[7]	30%	68%	58%	20%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Financial Highlights (continued)
Morningstar International Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2021 (unaudited)	2021	2020	2019
Net asset value, beginning of period	$12.72	$8.76	$10.79	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.14	0.12	0.21	0.08
Net realized and unrealized gains (losses)	0.10	4.17	(1.94)	0.74
Total income (loss) from investment operations	0.24	4.29	(1.73)	0.82
Less distributions paid:
From net investment income	—	(0.14)	(0.19)	(0.03)
From realized gains	—	(0.19)	(0.11)	—
Total distributions paid	—	(0.33)	(0.30)	(0.03)
Net asset value, end of period	$12.96	$12.72	$8.76	$10.79
Total return[3]	1.89%	49.22%	(16.65%)	8.19%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,064	$1,074	$764	$469
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	1.05%	1.08%	1.14%	1.29%
Total expenses after waivers/reimbursements	0.97%	0.89%	0.92%	0.94%
Net investment income, net of waivers/reimbursements	2.18%	1.09%	2.08%	1.66% [6]
Net investment income, before waivers/reimbursements	2.10%	0.90%	1.86%	1.31% [6]
Portfolio turnover rate[7]	48%	41%	36%	19%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Financial Highlights (continued)
Morningstar Global Income Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2021 (unaudited)	2021	2020	2019
Net asset value, beginning of period	$11.62	$9.54	$10.58	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.23	0.35	0.37	0.16
Net realized and unrealized gains (losses)	0.03	2.09	(0.94)	0.52
Total income (loss) from investment operations	0.26	2.44	(0.57)	0.68
Less distributions paid:
From net investment income	(0.27)	(0.35)	(0.42)	(0.10)
From realized gains	—	(0.01)	(0.05)	—
Total distributions paid	(0.27)	(0.36)	(0.47)	(0.10)
Net asset value, end of period	$11.61	$11.62	$9.54	$10.58
Total return[3]	2.23%	26.01%	(5.73%)	6.85%
Supplemental data and ratios:
Net assets, end of period (millions)	$278	$272	$235	$186
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.60%	0.62%	0.64%	0.90%
Total expenses after waivers/reimbursements	0.60%	0.61%	0.58%	0.58%
Net investment income, net of waivers/reimbursements	3.86%	3.28%	3.52%	3.15% [6]
Net investment income, before waivers/reimbursements	3.86%	3.27%	3.46%	2.83% [6]
Portfolio turnover rate[7]	39%	59%	62%	27%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Financial Highlights (continued)
Morningstar Total Return Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2021 (unaudited)	2021	2020	2019
Net asset value, beginning of period	$10.69	$10.88	$10.48	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.07	0.16	0.26	0.15
Net realized and unrealized gains	0.07	0.17	0.68	0.45
Total income from investment operations	0.14	0.33	0.94	0.60
Less distributions paid:
From net investment income	(0.08)	(0.21)	(0.28)	(0.12)
From realized gains	—	(0.31)	(0.26)	—
Total distributions paid	(0.08)	(0.52)	(0.54)	(0.12)
Net asset value, end of period	$10.75	$10.69	$10.88	$10.48
Total return[3]	1.25%	2.95%	9.13%	6.01%
Supplemental data and ratios:
Net assets, end of period (millions)	$881	$833	$519	$415
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements[6]	0.70%	0.74%	0.81%	0.88%
Total expenses after waivers/reimbursements[6]	0.53%	0.53%	0.53%	0.53%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	0.52%	0.53%	0.53%	0.53%
Net investment income, net of waivers/reimbursements	1.33%	1.41%	2.43%	2.89% [7]
Net investment income, before waivers/reimbursements	1.16%	1.20%	2.15%	2.54% [7]
Portfolio turnover rate[8]	178%	438%	612%	318%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	Expenses include dividend and interest expense of 0.01% for April 30, 2021, and less than 0.01% for April 30, 2020 and April 30, 2019.
[7]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[8]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Financial Highlights (continued)
Morningstar Municipal Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2021 (unaudited)	2021	2020	2019
Net asset value, beginning of period	$10.75	$10.14	$10.38	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.09	0.21	0.23	0.12
Net realized and unrealized gains (losses)	(0.06)	0.61	(0.21)	0.36
Total income from investment operations	0.03	0.82	0.02	0.48
Less distributions paid:
From net investment income	(0.09)	(0.21)	(0.23)	(0.10)
From realized gains	—	—	(0.03)	—
Total distributions paid	(0.09)	(0.21)	(0.26)	(0.10)
Net asset value, end of period	$10.69	$10.75	$10.14	$10.38
Total return[3]	0.25%	8.14%	0.11%	4.79%
Supplemental data and ratios:
Net assets, end of period (millions)	$420	$417	$340	$105
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.64%	0.66%	0.77%	1.05%
Total expenses after waivers/reimbursements	0.58%	0.58%	0.58%	0.58%
Net investment income, net of waivers/reimbursements	1.61%	1.98%	2.17%	2.48% [6]
Net investment income, before waivers/reimbursements	1.55%	1.90%	1.98%	2.01% [6]
Portfolio turnover rate[7]	10%	53%	127%	115%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Financial Highlights (continued)
Morningstar Defensive Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2021 (unaudited)	2021	2020	2019
Net asset value, beginning of period	$10.24	$10.17	$10.10	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.09	0.20	0.20	0.11
Net realized and unrealized gains (losses)	(0.06)	0.16	0.13	0.08
Total income from investment operations	0.03	0.36	0.33	0.19
Less distributions paid:
From net investment income	(0.09)	(0.19)	(0.23)	(0.09)
From realized gains	—	(0.10)	(0.03)	—
Total distributions paid	(0.09)	(0.29)	(0.26)	(0.09)
Net asset value, end of period	$10.18	$10.24	$10.17	$10.10
Total return[3]	0.33%	3.56%	3.36%	1.87%
Supplemental data and ratios:
Net assets, end of period (millions)	$205	$201	$183	$156
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.64%	0.64%	0.66%	0.93%
Total expenses after waivers/reimbursements	0.48%	0.48%	0.48%	0.48%
Net investment income, net of waivers/reimbursements	1.80%	1.92%	2.02%	2.28% [6]
Net investment income, before waivers/reimbursements	1.64%	1.76%	1.84%	1.83% [6]
Portfolio turnover rate[7]	20%	53%	88%	4%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Financial Highlights (continued)
Morningstar Multisector Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2021 (unaudited)	2021	2020	2019
Net asset value, beginning of period	$10.52	$9.39	$10.28	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.23	0.44	0.46	0.27
Net realized and unrealized gains (losses)	(0.31)	0.94	(0.83)	0.21
Total income (loss) from investment operations	(0.08)	1.38	(0.37)	0.48
Less distributions paid:
From net investment income	(0.17)	(0.25)	(0.43)	(0.20)
From realized gains	—	—	(0.09)	—
Total distributions paid	(0.17)	(0.25)	(0.52)	(0.20)
Net asset value, end of period	$10.27	$10.52	$9.39	$10.28
Total return[3]	(0.82%)	14.79%	(3.97%)	4.86%
Supplemental data and ratios:
Net assets, end of period (millions)	$233	$237	$192	$161
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.91%	0.91%	0.98%	1.18%
Total expenses after waivers/reimbursements	0.79%	0.79%	0.79%	0.80%
Net investment income, net of waivers/reimbursements	4.29%	4.31%	4.52%	5.41% [6]
Net investment income, before waivers/reimbursements	4.17%	4.19%	4.33%	5.03% [6]
Portfolio turnover rate[7]	45%	127%	138%	53%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Financial Highlights (continued)
Morningstar Unconstrained Allocation Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2021 (unaudited)	2021	2020	2019
Net asset value, beginning of period	$12.08	$9.28	$10.38	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.11	0.14	0.23	0.12
Net realized and unrealized gains (losses)	0.34	2.99	(0.91)	0.37
Total income (loss) from investment operations	0.45	3.13	(0.68)	0.49
Less distributions paid:
From net investment income	—	(0.23)	(0.21)	(0.11)
From realized gains	—	(0.10)	(0.21)	—
Total distributions paid	—	(0.33)	(0.42)	(0.11)
Net asset value, end of period	$12.53	$12.08	$9.28	$10.38
Total return[3]	3.72%	34.01%	(7.07%)	4.97%
Supplemental data and ratios:
Net assets, end of period (millions)	$214	$211	$138	$56
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.74%	0.78%	0.94%	1.48%
Total expenses after waivers/reimbursements	0.74%	0.74%	0.73%	0.64%
Net investment income, net of waivers/reimbursements	1.79%	1.28%	2.29%	2.38% [6]
Net investment income, before waivers/reimbursements	1.79%	1.24%	2.08%	1.54% [6]
Portfolio turnover rate[7]	54%	52%	66%	76%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Financial Highlights (continued)
Morningstar Alternatives Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2021 (unaudited)	2021	2020	2019
Net asset value, beginning of period	$10.71	$10.12	$10.10	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.05	0.12	0.25	0.05
Net realized and unrealized gains (losses)	0.05	0.77	(0.05)	0.08
Total income from investment operations	0.10	0.89	0.20	0.13
Less distributions paid:
From net investment income	—	(0.13)	(0.14)	(0.03)
From realized gains	—	(0.17)	(0.04)	—
Total distributions paid	—	(0.30)	(0.18)	(0.03)
Net asset value, end of period	$10.81	$10.71	$10.12	$10.10
Total return[3]	0.93%	8.92%	1.94%	1.26%
Supplemental data and ratios:
Net assets, end of period (millions)	$339	$328	$186	$112
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements[6]	1.56%	1.68%	1.48%	1.91%
Total expenses after waivers/reimbursements[6]	1.27%	1.26%	1.13%	0.96%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	1.14%	1.12%	0.87%	0.77%
Net investment income, net of waivers/reimbursements	0.84%	1.14%	2.45%	1.08% [7]
Net investment income, before waivers/reimbursements	0.55%	0.72%	2.10%	0.13% [7]
Portfolio turnover rate[8]	230%	372%	154%	103%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	Expenses include dividend and interest expense of 0.13%, 0.14%, 0.26%, and 0.19% for October 31, 2021: April 30, 2021; April 30, 2020; and April 30, 2019, respectively.
[7]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[8]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements
1. Organization
Morningstar Funds Trust (the "Trust") was organized as a Delaware statutory trust on March 1, 2017. The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.
The Trust is currently authorized to offer shares in nine separate series (each a "Fund" and collectively, the "Funds"):
Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Unconstrained Allocation Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund
Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund, except for the Morningstar Multisector Bond Fund, is classified and operates as a diversified fund under the 1940 Act. The Morningstar Multisector Bond Fund is classified as nondiversified. Morningstar Investment Management LLC (“MIM” or “Adviser”) serves as the investment adviser of each Fund.
The investment objective of each Fund is as follows:
Fund	Investment Objective
Morningstar U.S. Equity Fund	Long-term capital appreciation
Morningstar International Equity Fund	Long-term capital appreciation
Morningstar Global Income Fund	Current income and long-term capital appreciation
Morningstar Total Return Bond Fund	Total return maximization, income generation and capital preservation
Morningstar Municipal Bond Fund	Income exempt from federal income taxes as well as capital preservation
Morningstar Defensive Bond Fund	Capital preservation
Morningstar Multisector Bond Fund	Total return through a combination of current income and capital appreciation
Morningstar Unconstrained Allocation Fund	Long-term capital appreciation over a full market cycle
Morningstar Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 4.
Cash and Foreign Currencies: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits.
Due to/from Brokers: Due to/from brokers represents cash balances and securities on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Investment Income: Investment transactions are accounted as of trade date. Realized gains and losses on investment transactions are recorded on a specifically identified cost basis. Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums using the effective yield method. In the case of the defaulted debt obligation, the accrual of interest income is halted when management becomes aware that the interest income is not collectible. Dividend

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the ex-date dividend notification. Other non-cash dividends are recognized as investment income at the fair value of the property received.
Expenses: Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.
Federal Income Taxes: Each Fund’s policy is to comply with all sections of Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), necessary to qualify for federal income tax purposes as a regulated investment company and to distribute substantially all of its taxable income and capital gains to shareholders as required. No provision for federal income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries on securities sold or held in certain foreign jurisdictions. Such taxes are generally based on income and/or capital gains earned or repatriated. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended October 31, 2021, the International Equity Fund accrued non-U.S. taxes of $553,414, which is included in net of change in unrealized appreciation (depreciation) on investments in the Statements of Operations.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior two fiscal years as well as current year, or since inception if shorter, are open for examination. As of October 31, 2021, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid as follows:
Fund	Frequency
Morningstar U.S. Equity Fund	Annually
Morningstar International Equity Fund	Annually
Morningstar Global Income Fund	Monthly
Morningstar Total Return Bond Fund	Monthly
Morningstar Municipal Bond Fund	Monthly
Morningstar Defensive Bond Fund	Monthly
Morningstar Multisector Bond Fund	Monthly
Morningstar Unconstrained Allocation Fund	Annually

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Fund	Frequency
Morningstar Alternatives Fund	Annually
Distributions of net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under U.S. GAAP.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties.
3. Investment Types
The Funds may utilize the following types of investments described below to execute their investment strategy to the extent permitted by the Funds' investment policies.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a Fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a Fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a Fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A Fund may also experience delays in gaining access to the collateral.
Collateralized Bond Obligations (CBOs), Collateralized Loan Obligations (CLOs), and Other Collateralized Debt Obligations (CDOs): A CBO is a trust which is often backed by a pool of high risk, below investment grade fixed-income securities, such as high-yield bonds, privately issued mortgage-related securities, commercial mortgage-related securities, trust preferred securities, or emerging-market debt. A CLO is a trust typically backed by a pool of loans, which may include senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade. Other CDOs are trusts backed by other types of assets. The assets backing a CBO, CLO, or CDO trust may be referred to as “the collateral.” CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches can often be rated investment grade. CBO, CLO or other CDO tranches can experience substantial losses due to

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
defaults, deterioration of protecting tranches, market participants’ perception of credit risk, as well as aversion to these securities generally. The risks of an investment in a CBO, CLO or other CDO often depend on the collateral securities and the particular tranche in which a Fund invests. These securities are often privately offered and not registered under securities laws. In addition to the normal risks associated with fixed-income securities (e.g., interest-rate risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the possibility that the quality of the collateral may decline in value or default, the risk that a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other tranches, as well as risks related to the complexity of the security and its structure.
Federal, state and local government officials and representatives as well as certain private parties have proposed actions to assist homeowners who own or occupy property subject to mortgages. Certain of those proposals involve actions that would affect the mortgages that underlie or relate to certain mortgage-related securities, including securities or other instruments which a Fund may hold or in which they may invest. Some of those proposals include, among other things, lowering or forgiving principal balances; forbearing, lowering or eliminating interest payments; or utilizing eminent domain powers to seize mortgages, potentially for below market compensation. The prospective or actual implementation of one or more of these proposals may significantly and adversely affect the value and liquidity of securities held by a Fund and could cause the Fund’s net asset value to decline, potentially significantly. Tremendous uncertainty remains in the market concerning the resolution of these issues; the range of proposals and the potential implications of any implemented solution is impossible to predict.
Convertible Securities and Warrants: Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities also include corporate bonds, notes, and preferred stock. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock. However, any reduction in risk depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In addition to the general risks associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.
Warrants and similar rights are instruments that give a Fund the right to purchase certain securities from an issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised before the expiration date. These factors can make warrants more speculative than other types of investments.
Equity-Linked Investments: Equity-linked investments are subject to the same risks as direct investments in securities of the underlying investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease; however, the performance of such investments may not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when a Fund wishes to sell them.
Forward Commitments and Dollar Rolls: A Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time (forward commitments) if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced (TBA) mortgage purchase commitments, the unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. TBA mortgages shall not exceed 20% of a Fund’s net assets. For these obligations, a Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines before the settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment before settlement if a subadviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.
A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
A Fund may enter into mortgage dollar roll transactions (generally using TBAs) in which it sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, a Fund foregoes principal and interest paid on the security that is sold but receives the difference between the current sales price and the forward price for the future purchase. A Fund would also be able to earn interest on the proceeds of the sale before they are reinvested. A Fund accounts for dollar rolls as purchases and sales. Dollar rolls may be used to create investment leverage and may increase a Fund’s risk and volatility.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that a Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, a Fund may be adversely affected.
Inflation-Protected Securities: A Fund may invest in U.S. Treasury Inflation Protected Securities (U.S. TIPS), which are fixed-income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. A Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, a Fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed and will fluctuate. If a Fund purchases in the secondary market U.S. TIPS whose principal values have been adjusted upward due to inflation since issuance, a Fund may experience a loss if there is a subsequent period of deflation. A Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.
In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if a Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, to satisfy its distribution requirements as a Registered Investment Company (RIC) and to eliminate any fund level income tax liability under the Code.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Distressed Companies, Loan Participations, Assignments and Unfunded Commitments: From time to time, a Fund may purchase the direct indebtedness of various companies (Indebtedness), or participation interests in Indebtedness (Participations), including Indebtedness and Participations of reorganizing companies. Indebtedness can be distinguished from traditional debt securities in that debt securities are part of a large issue of securities to the general public which is typically registered with a securities registration organization, such as the SEC, and which is held by a large group of investors. Indebtedness may not be a security, but rather, may represent a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company. The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Indebtedness of companies, a Fund in effect steps into the shoes of the financial institution which made the loan to the company before its restructuring or refinancing. Indebtedness purchased by a Fund may be in the form of loans, notes or bonds.
The length of time remaining until maturity on the Indebtedness is one factor the subadvisers consider in purchasing a particular Indebtedness. Indebtedness which represents a specific Indebtedness of the company to a bank, is not considered to be a security issued by the bank selling it. A Fund may purchase loans from national and state-chartered banks as well as foreign banks, and they normally invest in the Indebtedness of a company which has the highest priority in terms of payment by the company, although on occasion lower priority Indebtedness also may be acquired.
Participations represent fractional interests in a company’s Indebtedness. The financial institutions that typically make Participations available are banks or insurance companies, governmental institutions, such as the Resolution Trust Corporation, the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation, or certain organizations such as the World Bank, which are known as “supranational organizations.” Supranational organizations are entities established or financially supported by the national governments of one or more countries to promote reconstruction or development. Indebtedness and Participations may be illiquid as described below.
When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.
The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. Loan commitments are made pursuant to a term loan, a revolving credit line or a combination thereof. A term loan is generally a loan in a fixed amount that borrowers repay in a scheduled series of repayments or a lump-sum payment at maturity. A revolving credit line permits borrowers to draw down, repay, and re-borrow specified amounts on demand. These types of investments may include standby financing commitments, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
on its par value relative to the par value of the entire investment. The unfunded commitments are marked to market daily and any unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations in the Funds’ Financial Statements. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.
Potential lack of investor protections under federal and state securities laws. If a corporate loan purchased by a Fund is not considered to be a “security,” the Fund will not receive the same investor protections with respect to such investment that are available to purchasers of investments that are considered “securities” under federal and state securities laws, including any possible recourse against an underwriter.
Mortgage Dollar Rolls: A Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities. The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.
Private Investment in Public Equity: A Fund may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Private Placement and Restricted Securities: A Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Private placement and restricted securities are not registered under the Securities Act, and may be neither listed on an exchange nor traded in other established markets. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a subadviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held, and potentially at prices lower than their fair market value. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.
Certain of the Funds’ investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.
While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.
The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of a subadviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.
Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. Issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were registered or publicly traded.
From time to time, a restricted security may be registered for resale. A considerable time period may elapse between the time a Fund decides to sell the security and the time it is actually permitted to sell the security freely under an effective registration statement. If during such period, adverse market conditions were to

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
develop, the Fund might obtain less favorable pricing terms than when it decided to sell the security. Transactions in restricted securities may entail other transaction costs that are higher than those for transactions in unrestricted securities.
When selling restricted securities to the public, a Fund may be deemed to be an underwriter for purposes of the Securities Act, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the Prospectuses forming a part of it, is materially inaccurate or misleading.
Restricted securities held by each Fund at October 31, 2021 are disclosed in the Schedules of Investments.
Securities Sold Short: Certain Funds may sell securities they do not own (a short sale) as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as net change in unrealized appreciation (depreciation) on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
Special Purpose Acquisition Companies (SPACs): The Morningstar Alternatives Fund may invest in the common stock of and other interests (e.g., warrants and rights) in special purpose acquisition companies or similar special purpose entities (collectively, “SPACs”). A SPAC is a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. SPACs typically issue public shares and warrants or rights pursuant to an initial public offering, and also typically issue “founders” shares and warrants or rights to the SPAC sponsor. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
The Morningstar Alternatives Fund may invest in SPACs for a variety of investment purposes, including to achieve income. These investments may include investments in the public shares, warrants or rights issued directly with a SPAC or may include founder’s shares, warrants or rights, either directly or indirectly through shares of a holding company. Some SPACs provide the opportunity for public common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. If not subject to a restriction on resale, the Fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. The Morningstar Alternatives Fund may invest in certain SPAC founder investments where the SPAC securities or the securities of a holding company owning SPAC securities will not be registered under the Securities Act of 1933, as amended and/or no public market may exist for such securities. Such investments involve a high degree of risk which could cause the Fund to lose all or part of its investment. The restrictions on resale of certain unregistered SPAC investments may be for an extended time (e.g., two to three years). The Morningstar Alternatives Fund does not presently intend to invest more than 5% of its net assets in unregistered SPACs at time of purchase, but reserves the right to increase that amount in appropriate situations.
Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or may be subject to restrictions on resale. An investment in a SPAC is subject to a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Fund will be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (ix) founders shares, warrants or rights are subject to a greater risk of loss than public securities issued by a SPAC, and (x) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
When-Issued and Delayed Delivery Securities: Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Zero Coupon and Payment In-Kind Bonds: A Fund may invest without limit in so-called zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. Thus, it may be necessary at times for the Fund to liquidate other investments to satisfy its distribution requirements under the Code. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment, if any, from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.
4. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The NAV of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made.
Generally, investments for which market quotations are readily available will be valued at a current market price or, in the absence of a market price, at fair value as determined in good faith by MIM’s Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees ("the Board") of the Trust. Pursuant to those procedures, the Pricing Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.
Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over the Counter ("OTC") securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.
Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. To reflect their fair value, short-term securities with 60 days or less remaining to maturity may, unless conditions indicate otherwise, utilize amortized cost to maturity based on their cost to a Fund.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
The securities in a Fund, which are traded on a securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.
Each Fund may invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above. Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of the currencies against U.S. Dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.
To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated as such on the Funds’ Schedule of Investments.
All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.
Equity securities, including securities sold short, rights, exchange traded options, warrants, exchange traded funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the asked price).

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Investments classified within Level 3, if any, have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions/multiples, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third party transactions in the underlying investment or comparable issuers, third party broker quotes, deal terms, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by MIM in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
Forward contracts are typically classified within Level 2 of the fair value hierarchy.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
OTC derivatives, including options on forward contracts, put and call options, contracts for differences and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Shares of open end investment companies, other than exchange-traded funds, are valued at their NAV.
Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
•  Level 1 – quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open end investment companies)
•  Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs
•  Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.
A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.
5. Investment Advisory and Other Agreements
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish certain portfolio management services to the Funds.
Pursuant to the Agreement, the Funds have contractually agreed to pay the Adviser a management fee calculated on the average daily net assets for each Fund, in the annual ratios below.
Fund	Ratio
Morningstar U.S. Equity Fund	0.67%
Morningstar International Equity Fund	0.83%
Morningstar Global Income Fund	0.35%

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Fund	Ratio
Morningstar Total Return Bond Fund	0.44%
Morningstar Municipal Bond Fund	0.44%
Morningstar Defensive Bond Fund	0.36%
Morningstar Multisector Bond Fund	0.61%
Morningstar Unconstrained Allocation Fund	0.47%
Morningstar Alternatives Fund	0.85%
Pursuant to the Agreement, the Adviser is responsible for performing and overseeing portfolio management services to the Funds. In addition to selecting the overall investment strategies of the Funds, the Adviser oversees and monitors the selection and performance of the subadvisers and allocates assets among the subadvisers. The subadvisers manage each Fund’s investment portfolio pursuant to subadvisory agreements with the Adviser. The Adviser manages a portion of each Fund which may include equities, ETFs, mutual funds and money market fund investments.
The Trust and the Adviser have entered into a contractual expense limitation agreement (Base Expense Limitation Agreement) whereby the Adviser agreed to waive all or a portion of its fees or assume certain other expenses of each Fund at least through August 31, 2022, to the extent necessary to ensure that the total annual fund operating expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, litigation, dividend and interest expense related to short sales and extraordinary expenses) do not exceed the following rates, based on each Fund’s average daily net assets. The amount the Adviser owes a Fund as of the reporting date is recorded as a Receivable from Adviser in the Statements of Assets and Liabilities. The Adviser reimburses the Funds on a monthly basis. This management fee waiver and/or expense reimbursement will not be subject to future recoupment. For the six months ended October 31, 2021, the Funds’ Adviser waived fees and/or reimbursed expenses pursuant to the Base Expense Limitation Agreement for each of the Funds as follows:
Fund	Base Expense Cap	Management Fees Waived
Morningstar U.S. Equity Fund	0.85%	$51,571
Morningstar International Equity Fund	1.00%	270,662
Morningstar Global Income Fund	0.89%	—
Morningstar Total Return Bond Fund	0.53%	700,669
Morningstar Municipal Bond Fund	0.59%	113,441
Morningstar Defensive Bond Fund	0.48%	158,410
Morningstar Multisector Bond Fund	0.80%	127,917
Morningstar Unconstrained Allocation Fund	1.00%	—
Morningstar Alternatives Fund	1.29%	251,735
The Trust and the Adviser have entered into a supplemental expense limitation agreement (Supplemental Expense Limitation Agreement) whereby the Adviser has agreed to waive all or a portion of its fees or assume certain other expenses of each Fund at least through August 31, 2022, to the extent necessary to ensure that the total annual fund operating expenses (excluding the above listed expenses other than acquired fund fees and expenses) do not exceed the following rates, based on each Fund’s average daily net assets. The amount the Adviser owes a Fund as of the reporting date is recorded as a Receivable from Adviser in the Statement of Assets and Liabilities. The Adviser reimburses the Funds on a monthly basis. This management fee waiver

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
and/or expense reimbursement will not be subject to future recoupment. For the six months ended October 31, 2021, after taking fees waived and/or expenses reimbursed pursuant to the Base Expense Limitation Agreement into account, the Funds’ Adviser further waived fees and/or reimbursed expenses pursuant to the Supplemental Expense Limitation Agreement for each of the Funds as follows:
Fund	Supplemental Expense Cap	Management Fees Waived
Morningstar U.S. Equity Fund	0.85%	$188,150
Morningstar International Equity Fund	1.00%	188,465
Morningstar Global Income Fund	0.75%	—
Morningstar Total Return Bond Fund	0.54%	38,183
Morningstar Municipal Bond Fund	0.59%	19,093
Morningstar Defensive Bond Fund	0.55%	—
Morningstar Multisector Bond Fund	0.80%	8,558
Morningstar Unconstrained Allocation Fund	0.93%	—
Morningstar Alternatives Fund	1.20%	249,455
As of October 31, 2021, the Trust has entered into subadvisory agreements with the following entities by Fund:
Fund	Subadvisers
Morningstar U.S. Equity Fund	ClearBridge Investments, LLC
Diamond Hill Capital Management, Inc.
Easterly Investment Partners LLC
Massachusetts Financial Services Company, d/b/a MFS Investment Management
Wasatch Advisors, Inc., d/b/a Wasatch Global Investors
Westwood Management Corp.
Morningstar International Equity Fund	Harding Loevner LP Harris Associates L.P. Lazard Asset Management LLC T. Rowe Price Associates, Inc.
Morningstar Global Income Fund	Cullen Capital Management, LLC
Morningstar Total Return Bond Fund	BlackRock Financial Management, Inc. Western Asset Management Company
Morningstar Municipal Bond Fund	T. Rowe Price Associates, Inc. Wells Capital Management, Inc.
Morningstar Defensive Bond Fund	First Pacific Advisors, LP
Morningstar Multisector Bond Fund	Franklin Advisers, Inc. Loomis, Sayles & Company, L.P. TCW Investment Management Company LLC
Morningstar Unconstrained Allocation Fund	Brandywine Global Investment Management, LLC Lazard Asset Management LLC
Morningstar Alternatives Fund	BlackRock Financial Management, Inc. SSI Investment Management LLC Water Island Capital, LLC
Pursuant to the subadvisory agreements between the subadvisers, the Adviser and the Trust, the Adviser will pay the subadvisers out of the management fees from the Funds.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
The Trust has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Northern Trust also serves as custodian of each Fund’s securities and cash, transfer agent and dividend disbursing agent.
Foreside Fund Services, LLC (the “Distributor”), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), serves as the principal underwriter and distributor of the Trust’s shares. Foreside Management Services, LLC (“FMS”) provides a Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.
The Trust, on behalf of the Funds, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess asset-based fees in consideration for providing certain account maintenance, record keeping and transactional and other shareholder services (collectively, “Sub-accounting fees”).
6. Investment Transactions
During the six months ended October 31, 2021, the cost of purchases and the proceeds from sales of investments (excluding in-kind transactions, swap contracts, contracts for difference, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
	Purchases		Sales
Fund	U.S. Government	Other	U.S. Government	Other	Securities Sold Short	Covers on Securities Sold Short
Morningstar U.S. Equity Fund	$ —	$ 501,230,574	$ —	$ 585,731,012	$ —	$ —
Morningstar International Equity Fund	—	498,786,662	—	515,336,032	—	—
Morningstar Global Income Fund	—	104,917,751	—	103,764,441	—	—
Morningstar Total Return Bond Fund	132,668,430	1,664,601,010	42,693,950	1,460,793,614	134,801,142	150,906,802
Morningstar Municipal Bond Fund	—	56,682,558	—	42,123,241	—	—
Morningstar Defensive Bond Fund	—	37,614,310	—	36,079,318	—	—
Morningstar Multisector Bond Fund	—	94,702,347	—	92,778,818	—	—
Morningstar Unconstrained Allocation Fund	4,511,102	104,795,797	2,887,340	110,478,458	—	—

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
	Purchases		Sales
Fund	U.S. Government	Other	U.S. Government	Other	Securities Sold Short	Covers on Securities Sold Short
Morningstar Alternatives Fund	$—	$702,552,366	$—	$678,001,712	$194,792,076	$192,119,417

7. Financial Derivative Instruments
Certain Funds may invest in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective. The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
Forward Foreign Currency Contracts: A forward foreign currency contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward foreign currency contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.
At the maturity of a forward foreign currency contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contract are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
Under definitions adopted by the Commodity Futures Trading Commission (CFTC) and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers.
CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict a Fund’s ability to use these instruments in the manner described above or subject the adviser to CFTC registration and regulation as a commodity pool operator with respect to that Fund.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
The successful use of these transactions will usually depend on the adviser’s or a subadviser’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Moreover, investors should bear in mind that the Funds are not obligated to actively engage in hedging or other currency transactions. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.
Forward foreign currency contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency contract entered into by the Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. Each Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If MIM or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.
When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant ("FCM") an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and custodian on

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.
A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, if MIM’s or a subadviser’s judgment about the general direction of interest rates or markets is wrong, a Fund’s overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.
There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.
Each Fund will incur brokerage fees in connection with its futures transactions. In addition, while futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.
Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. There is no assurance that a Fund will be able to enter into closing transactions.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.
Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. At October 31, 2021, the Morningstar Total Return Bond Fund, the Morningstar Unconstrained Allocation Fund and the Morningstar Alternatives Fund pledged cash to cover margin requirements for open futures positions in an amount of $2,647,263, $117,744 and $1,189,249, respectively, which is included in Due from Broker on the Statements of Assets and Liabilities.
Options on Futures Contracts: Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument.
The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM.
A Fund’s use of options on futures contracts is subject to the risks related to derivative instruments generally. In addition, the amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.
Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.
As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.
As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.
As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
Options involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.
The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the investment manager is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the investment manager did not employ such strategies.
Options on Interest-Rate Swaps: An option on an interest-rate swap (sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest- rate swap. Options on swap agreements involve the risks associated

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
with derivative instruments generally, as well as the additional risks associated with both options and swaps generally. A pay fixed option on an interest-rate swap gives the buyer the right to establish a position in an interest-rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term.
Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest-rate swap and therefore also the value of the option on the interest-rate swap will change. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs. However, if a Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.
Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing.
When a Fund purchases an option on a swap, an amount equal to the premium paid by the Fund is recorded as an Investment on the Schedules of Investments, the value of which is marked-to-market daily to reflect its current market value. If the option on a swap expires, a Fund realizes a loss equal to the amount of the premium paid.
Options on swap agreements are marked-to-market daily based upon quotations from market makers. Changes in the value of an option on a swap are reported as unrealized gains or losses.
Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swaps. A Fund may use interest-rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swaps to manage exposure to inflation risk. An inflation index swap is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value. A Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.
For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation(depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Assets and Liabilities.
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedules of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate, inflation index and total return swaps contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Credit Default Swaps: A Fund may purchase credit default swaps. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.
A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.
Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.
A protection buyer may lose its investment and recover nothing should an event of default not occur. A Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.
The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If a Fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if a Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. A Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default swap contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation(depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Assets and Liabilities.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Changes in market value are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.
Each Fund's risk of loss associated with these instruments may exceed their fair value, as recorded in the Schedules of Investments. Credit default swap contracts outstanding, including their respective notional amounts at year end, if any, are listed after each Fund’s Schedule of Investments.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of year end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Contracts for Differences: The Morningstar Alternatives Fund may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Master Netting Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in a Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by a Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in non-affiliates, at value (securities) or in Due from broker (cash). Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in each Fund's Schedule of Investments. Collateral received is reflected as a liability within Due to broker in the Statements of Assets and Liabilities.
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds' financial position and financial performance for the six months ended October 31, 2021 are as follows:
	Assets					Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value	Total	Unrealized Depreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value	Total
Morningstar International Equity Fund
Foreign exchange rate risk	$—	$ —	$ 86,602	$ —	$ 86,602	$—	$ —	$ —	$ —	$ —
Total	—	—	86,602	—	86,602	—	—	—	—	—
Net Fair Value of Derivative Contracts	$—	$ —	$ 86,602	$ —	$ 86,602	$—	$ —	$ —	$ —	$ —
Morningstar Total Return Bond Fund
Credit risk	$—	$3,142,240	$ —	$ —	$3,142,240	$—	$ 90,075	$ —	$ —	$ 90,075
Foreign exchange rate risk	—	—	408,269	253,328	661,597	—	—	387,263	170,544	557,807
Inflation risk	—	80,259	—	—	80,259	—	995,544	—	—	995,544

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
	Assets					Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value	Total	Unrealized Depreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value	Total
Morningstar Total Return Bond Fund (continued)
Interest rate risk	$ 4,501,006	$ 2,389,613	$ —	$ 100,715	$ 6,991,334	$ 6,666,939	$ 823,383	$ —	$ 225,124	$ 7,715,446
Total	4,501,006	5,612,112	408,269	354,043	10,875,430	6,666,939	1,909,002	387,263	395,668	9,358,872
Netting positions	(4,501,006)	(1,909,002)	(387,263)	(354,043)	(7,151,314)	(4,501,006)	(1,909,002)	(387,263)	(354,043)	(7,151,314)
Net Fair Value of Derivative Contracts	$ —	$ 3,703,110	$ 21,006	$ —	$ 3,724,116	$ 2,165,933	$ —	$ —	$ 41,625	$ 2,207,558
Morningstar Multisector Bond Fund
Credit risk	$ —	$ 30,611	$ —	$ —	$ 30,611	$ —	$ 4,229	$ —	$ —	$ 4,229
Foreign exchange rate risk	—	—	473,774	—	473,774	—	—	370,904	—	370,904
Total	—	30,611	473,774	—	504,385	—	4,229	370,904	—	375,133
Netting positions	—	(4,229)	(370,904)	—	(375,133)	—	(4,229)	(370,904)	—	(375,133)
Net Fair Value of Derivative Contracts	$ —	$ 26,382	$ 102,870	$ —	$ 129,252	$ —	$ —	$ —	$ —	$ —
Morningstar Unconstrained Allocation Fund
Foreign exchange rate risk	$ —	$ —	$ 276,171	$ —	$ 276,171	$ —	$ —	$ 372,536	$ —	$ 372,536
Interest rate risk	8,607	—	—	—	8,607	12,665	—	—	—	12,665
Total	8,607	—	276,171	—	284,778	12,665	—	372,536	—	385,201
Netting positions	(8,607)	—	(276,171)	—	(284,778)	(8,607)	—	(276,171)	—	(284,778)
Net Fair Value of Derivative Contracts	$ —	$ —	$ —	$ —	$ —	$ 4,058	$ —	$ 96,365	$ —	$ 100,423
Morningstar Alternatives Fund
Equity risk	$ —	$ 67,014,538	$ —	$ —	$ 67,014,538	$ —	$ 64,286,066	$ —	$ 332,838	$ 64,618,904
Foreign exchange rate risk	—	—	167,756	—	167,756	—	—	115,015	—	115,015
Interest rate risk	810,275	778,900	—	608,059	2,197,234	1,085,809	837,900	—	—	1,923,709
Total	810,275	67,793,438	167,756	608,059	69,379,528	1,085,809	65,123,966	115,015	332,838	66,657,628
Netting positions	(810,275)	(65,123,966)	(115,015)	(332,838)	(66,382,094)	(810,275)	(65,123,966)	(115,015)	(332,838)	(66,382,094)
Net Fair Value of Derivative Contracts	$ —	$ 2,669,472	$ 52,741	$ 275,221	$ 2,997,434	$ 275,534	$ —	$ —	$ —	$ 275,534

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
[1]	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
[2]	Includes cumulative appreciation/depreciation on centrally-cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the six months ended October 31, 2021:
	Net Realized Gain (Loss) on Derivatives Recognized as a Result from Operations					Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Futures Contracts	Swaps and Contracts for Difference	Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total	Futures Contracts	Swaps and Contracts for Difference	Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total
Morningstar International Equity Fund
Foreign exchange rate risk	$ —	$ —	$ 103,175	$ —	$ 103,175	$ —	$ —	$ (32,283)	$ —	$ (32,283)
Total	$ —	$ —	$ 103,175	$ —	$ 103,175	$ —	$ —	$ (32,283)	$ —	$ (32,283)
Morningstar Total Return Bond Fund
Credit risk	$ —	$ 790,817	$ —	$ —	$ 790,817	$ —	$ (344,362)	$ —	$ —	$ (344,362)
Equity risk	—	58,181	—	—	58,181	—	(15,184)	—	—	(15,184)
Foreign exchange rate risk	—	—	(62,910)	(102,957)	(165,867)	—	—	3,853	173,334	177,187
Inflation risk	—	(213,810)	—	—	(213,810)	—	(766,202)	—	—	(766,202)
Interest rate risk	5,540,818	(127,475)	—	827,771	6,241,114	(1,618,374)	(1,678,009)	—	(712,499)	(4,008,882)
Total	$5,540,818	$ 507,713	$ (62,910)	$ 724,814	$6,710,435	$(1,618,374)	$(2,803,757)	$ 3,853	$(539,165)	$(4,957,443)
Morningstar Multisector Bond Fund
Credit risk	$ —	$ (42,586)	$ —	$ —	$ (42,586)	$ —	$ 46,187	$ —	$ —	$ 46,187
Foreign exchange rate risk	—	—	(307,784)	—	(307,784)	—	—	332,192	—	332,192
Total	$ —	$ (42,586)	$(307,784)	$ —	$ (350,370)	$ —	$ 46,187	$ 332,192	$ —	$ 378,379
Morningstar Unconstrained Allocation Fund
Foreign exchange rate risk	$ —	$ —	$(457,093)	$ —	$ (457,093)	$ —	$ —	$(125,752)	$ —	$ (125,752)
Interest rate risk	(117,778)	—	—	—	(117,778)	(6,020)	—	—	—	(6,020)
Total	$ (117,778)	$ —	$(457,093)	$ —	$ (574,871)	$ (6,020)	$ —	$(125,752)	$ —	$ (131,772)
Morningstar Alternatives Fund
Credit risk	$ —	$(671,446)	$ —	$ —	$ (671,446)	$ —	$ —	$ —	$ —	$ —
Equity risk	—	4,050	—	698,102	702,152	—	613,957	—	(115,178)	498,779
Foreign exchange rate risk	—	—	239,161	—	239,161	—	—	48,749	—	48,749
Interest rate risk	1,943,940	(55,856)	—	—	1,888,084	(463,636)	(65,100)	—	—	(528,736)
Total	$1,943,940	$(723,252)	$ 239,161	$ 698,102	$2,157,951	$ (463,636)	$ 548,857	$ 48,749	$(115,178)	$ 18,792

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of October 31, 2021.
Morningstar International Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$86,602	$—
Total gross amount of derivatives in the Statement of Assets and Liabilities	$86,602	$—
Less: Derivatives not subject to MNA or similar agreements	—	—
Total gross amount of derivatives subject to MNA or similar agreement	$86,602	$—

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Northern Trust	$86,802	$—	$86,802	$—	$86,802
Total	$86,802	$—	$86,802	$—	$86,802
Morningstar Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$ 408,269	$ 387,263
Futures contracts	4,501,006	6,666,939
Purchased options	354,043	—
Written options	—	395,668
Interest rate swap contracts*	2,389,613	823,383
Credit default swap contracts*	3,142,240	90,075
Inflation swap contracts*	80,259	995,544
Total gross amount of derivatives in the Statement of Assets and Liabilities	$ 10,875,430	$ 9,358,872
Less: Derivatives not subject to MNA or similar agreements	(10,088,580)	(8,765,519)
Total gross amount of derivatives subject to MNA or similar agreement	$ 786,850	$ 593,353

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ 62,301	$ (37,199)	$ 25,102	$ —	$ 25,102
Barclays	61,803	(61,803)	—	—	—
BNP Paribas	105,909	(32,657)	73,252	—	73,252
Citibank	139,879	(139,879)	—	—	—
Deutsche Bank(a)	30,739	(14,851)	15,888	(15,888)	—
Goldman Sachs(a)	151,974	(92,728)	59,246	(59,246)	—
HSBC	124,016	(12,176)	111,840	—	111,840
JPMorgan Chase	15,586	(15,586)	—	—	—
Morgan Stanley	65,313	(30,033)	35,280	—	35,280

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Morningstar Total Return Bond Fund  (continued)

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
RBS	594	(497)	97		97
Standard Chartered Bank(a)	13,209	—	13,209	(13,209)	—
State Street	971	—	971	—	971
Toronto-Dominion Bank	849	—	849	—	849
UBS	13,707	(13,707)	—	—	—
Total	$786,850	$(451,116)	$335,734	$(88,343)	$247,391

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ (37,199)	$ 37,199	$ —	$—	$ —
Barclays	(110,905)	61,803	(49,102)	—	(49,102)
BNP Paribas	(32,657)	32,657	—	—	—
Citibank	(195,633)	139,879	(55,754)	—	(55,754)
Deutsche Bank	(14,851)	14,851	—	—	—
Goldman Sachs	(92,728)	92,728	—	—	—
HSBC	(12,176)	12,176	—	—	—
JPMorgan Chase	(43,486)	15,586	(27,900)	—	(27,900)
Morgan Stanley	(30,033)	30,033	—	—	—
RBS	(497)	497	—	—	—
UBS	(23,188)	13,707	(9,481)	—	(9,481)
Total	$(593,353)	$451,116	$(142,237)	$—	$(142,237)

(a)	Actual amount of collateral received from Deutsche Bank, Goldman Sachs and Standard Chartered Bank exceeded the net amount before collateral and is included in "Due from broker" in the Statements of Assets and Liabilities.
Morningstar Multisector Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$473,774	$370,904
Credit default swap contracts*	30,611	4,229
Total gross amount of derivatives in the Statement of Assets and Liabilities	$504,385	$375,133
Less: Derivatives not subject to MNA or similar agreements	—	—
Total gross amount of derivatives subject to MNA or similar agreement	$504,385	$375,133

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$31,993	$(13,760)	$18,233	$—	$18,233

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Morningstar Multisector Bond Fund  (continued)

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Barclays	31,812	(31,812)	—	—	—
Citibank (a)	95,368	(35,776)	59,592	(40,000)	19,592
Deutsche Bank	156,644	(22,271)	134,373	—	134,373
Goldman Sachs	802	(802)	—	—	—
HSBC	9,061	(1,690)	7,371	—	7,371
JPMorgan Chase	172,242	(172,242)	—	—	—
Morgan Stanley	414	(414)	—	—	—
State Street	6,049	(4,541)	1,508	—	1,508
Total	$504,385	$(283,308)	$221,077	$(40,000)	$181,077

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ (13,760)	$ 13,760	$ —	$ —	$ —
Barclays	(57,172)	31,812	(25,360)	—	(25,360)
BNP	(287)	—	(287)	—	(287)
Citibank	(35,776)	35,776	—	—	—
Deutsche Bank	(22,271)	22,271	—	—	—
Goldman Sachs(a)	(34,732)	802	(33,930)	10,000	(23,930)
HSBC	(1,690)	1,690	—	—	—
JPMorgan Chase	(183,191)	172,242	(10,949)	—	(10,949)
Morgan Stanley	(21,713)	414	(21,299)	—	(21,299)
State Street	(4,541)	4,541	—	—	—
Total	$(375,133)	$283,308	$(91,825)	$10,000	$(81,825)

(a)	Actual amount of collateral received from Citibank and pledged by the Fund to Goldman Sachs is included in "Due from broker" and "Due to broker" respectively, in the Statements of Assets and Liabilities.
Morningstar Unconstrained Allocation Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$276,171	$372,536
Futures contracts	8,607	12,665
Total gross amount of derivatives in the Statement of Assets and Liabilities	$284,778	$385,201
Less: Derivatives not subject to MNA or similar agreements	(8,607)	(12,665)
Total gross amount of derivatives subject to MNA or similar agreement	$276,171	$372,536

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Morningstar Unconstrained Allocation Fund  (continued)

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Barclays	$ 622	$ (65)	$ 557	$ —	$557
Citibank (a)	189,992	(156,977)	33,015	(33,015)	—
Goldman Sachs	3,705	(3,705)	—	—	—
HSBC	63,877	(63,877)	—	—	—
JPMorgan Chase	17,975	(17,975)	—	—	—
Total	$276,171	$(242,599)	$33,572	$(33,015)	$557

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Barclays	$ (65)	$ 65	$ —	$ —	$ —
Citibank	(156,977)	156,977	—	—	—
Goldman Sachs	(4,543)	3,705	(838)	—	(838)
HSBC (a)	(144,821)	63,877	(80,944)	80,944	—
JPMorgan Chase(a)	(65,932)	17,975	(47,957)	47,957	—
Morgan Stanley	(198)	—	(198)	—	(198)
Total	$(372,536)	$242,599	$(129,937)	$128,901	$(1,036)

(a)	Actual amount of collaterl received from Citibank and pledged from HSBC and JPMorgan Chase exceeded the net amount before collateral and is included in "Due from broker" and "Due to broker" respectively, in the Statements of Assets and Liabilities.
Morningstar Alternatives Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$ 167,756	$ 115,015
Futures contracts	810,275	1,085,809
Purchased options	608,059	—
Written options	—	332,838
Contracts for difference*	67,014,538	64,286,066
Interest rate swap contracts*	778,900	837,900
Total gross amount of derivatives in the Statement of Assets and Liabilities	$69,379,528	$66,657,628
Less: Derivatives not subject to MNA or similar agreements	(1,921,603)	(2,256,547)
Total gross amount of derivatives subject to MNA or similar agreement	$67,457,925	$64,401,081

*	The values of contracts for differences and swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America(a)	$ 74,727	$ (547)	$74,180	$(74,180)	$—
Barclays	17,386,967	(17,386,967)	—	—	—

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Citibank (b)	209,492	(183)	209,309	(180,000)	29,309
Deutsche Bank	176	(176)	—	—	—
Goldman Sachs	20,113,539	(20,113,539)	—	—	—
JPMorgan Chase(b)	29,519,638	(25,293,731)	4,225,907	(510,000)	3,715,907
Morgan Stanley	153,386	(105,044)	48,342	—	48,342
Total	$67,457,925	$(62,900,187)	$4,557,738	$(764,180)	$3,793,558

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ (547)	$ 547	$ —	$—	$ —
Barclays	(18,647,409)	17,386,967	(1,260,442)	—	(1,260,442)
Citibank	(183)	183	—	—	—
Deutsche Bank	(205)	176	(29)	—	(29)
Goldman Sachs	(20,353,962)	20,113,539	(240,423)	—	(240,423)
JPMorgan Chase	(25,293,731)	25,293,731	—	—	—
Morgan Stanley	(105,044)	105,044	—	—	—
Total	$(64,401,081)	$62,900,187	$(1,500,894)	$—	$(1,500,894)

(a)	Actual amount of collateral received from Bank of America exceeded the net amount before collateral and is included in "Due from broker" in the Statements of Assets and Liabilities.
(b)	Actual amount of collateral received from Citibank and JPMorgan Chase is included in "Due from broker" in the Statements of Assets and Liabilities.
For the six months ended October 31, 2021, the quarterly average notional values were as follows and are representative of the trading volume of the derivatives held by the Funds.
	Morningstar International Equity Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund
Futures Contracts:
Average Notional Balance - Long	$ —	$333,073,090	$ —	$ 1,275,085	$39,294,942
Average Notional Balance - Short	—	226,465,584	—	1,379,031	36,933,227
Ending Notional Balance - Long	—	450,647,300	—	5,100,342	51,553,394
Ending Notional Balance - Short	—	156,707,832	—	—	43,446,219
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased	3,785,220	36,478,477	25,311,414	9,277,455	15,136,926
Average Settlement Value - Sold	—	25,283,076	30,531,132	19,302,430	4,505,281
Ending Settlement Value - Purchased	3,903,585	50,729,474	17,845,906	13,728,313	15,627,852
Ending Settlement Value - Sold	—	30,310,744	24,616,227	19,415,441	5,281,839

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
	Morningstar International Equity Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund
Contracts for Difference:
Average Notional Balance - Long	$—	$ —	$ —	$—	$ 1,144,299
Average Notional Balance - Short	—	—	—	—	1,148,033
Ending Notional Balance - Long	—	—	—	—	1,128,120
Ending Notional Balance - Short	—	—	—	—	1,328,313
Total Return Swaps:
Average Notional Balance - Pays Fixed Rate	—	1,640,461	—	—	—
Inflation Swaps:
Average Notional Balance - Pays Fixed Rate	—	11,693,446	—	—	—
Average Notional Balance - Receives Fixed Rate	—	19,540,343	—	—	—
Ending Notional Balance - Pays Fixed Rate	—	15,750,000	—	—	—
Ending Notional Balance - Receives Fixed Rate	—	22,905,935	—	—	—
Interest Rate Swaps:
Average Notional Balance - Pays Fixed Rate	—	104,447,910	—	—	27,324,098
Average Notional Balance - Receives Fixed Rate	—	87,067,095	—	—	23,787,269
Ending Notional Balance - Pays Fixed Rate	—	156,283,144	—	—	36,561,395
Ending Notional Balance - Receives Fixed Rate	—	119,644,900	—	—	40,087,742
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	6,308,018	1,920,000	—	—
Average Notional Balance - Sell Protection	—	114,117,860	—	—	368,338
Ending Notional Balance - Buy Protection	—	7,913,741	2,240,000	—	—
Ending Notional Balance - Sell Protection	—	121,795,250	—	—	—
Options:
Average Notional Balance - Purchased	—	1,697,757,608	325,000	—	7,643,556
Average Notional Balance - Written	—	285,428,597	—	—	3,088,827
Ending Notional Balance - Purchased	—	45,944,712	—	—	18,287,688

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
	Morningstar International Equity Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund
Options (continued) :
Ending Notional Balance - Written	$—	$99,223,512	$—	$—	$5,987,335
Swaptions:
Average Notional Balance - Purchased	—	411,448	—	—	—
Average Notional Balance - Written	—	15,357,448	—	—	—
8. Federal Income Tax Matters
As of October 31, 2021, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar U.S. Equity Fund	$1,306,696,892	$436,615,610	$(21,025,354)	$415,590,256
Morningstar International Equity Fund	934,121,523	161,089,131	(32,654,202)	128,434,929
Morningstar Global Income Fund	258,154,942	23,492,326	(4,069,589)	19,422,737
Morningstar Total Return Bond Fund	995,168,443	19,644,344	(18,762,943)	881,401
Morningstar Municipal Bond Fund	411,279,045	10,197,652	(1,073,983)	9,123,669
Morningstar Defensive Bond Fund	208,817,049	1,197,740	(1,530,109)	(332,369)
Morningstar Multisector Bond Fund	232,668,455	5,466,519	(8,608,861)	(3,142,342)
Morningstar Unconstrained Allocation Fund	200,076,766	18,566,359	(4,326,971)	14,239,388
Morningstar Alternatives Fund	294,185,512	18,854,518	(16,565,177)	2,289,341
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on credit default swaps, contracts for difference, futures contracts, foreign exchange contracts, passive foreign investment companies (“PFICs”), 305(c) deemed dividends, straddle loss deferrals, investment in interest only ("IO") securities and contingent payment debt instruments ("CPDIs"), and timing of income recognition from Real Estate Investment Trusts (“REITs”).
As of April 30, 2021, the components of distributable earnings (loss) (excluding paid in capital) on a tax basis were as follows:
Fund	Current Distributable Tax-Exempt Income	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or Tax Basis Capital Loss Carryforwards	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Morningstar U.S. Equity Fund	$—	$75,911,579	$39,084,659	$401,544,468	$—	$—	$516,540,706

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Fund	Current Distributable Tax-Exempt Income	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or Tax Basis Capital Loss Carryforwards	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Morningstar International Equity Fund	$ —	$22,012,866	$16,385,543	$211,143,078	$ —	$ —	$249,541,487
Morningstar Global Income Fund	—	4,134,773	2,079,850	31,036,293	—	(1,790)	37,249,126
Morningstar Total Return Bond Fund	—	—	1,710,172	1,818,678	(1,410,071)	(7,251)	2,111,528
Morningstar Municipal Bond Fund	91,710	—	50,045	11,864,859	—	—	12,006,614
Morningstar Defensive Bond Fund	—	1,085,631	785,732	1,178,371	—	(3,461)	3,046,273
Morningstar Multisector Bond Fund	—	1,609,214	—	4,397,961	—	—	6,007,175
Morningstar Unconstrained Allocation Fund	—	10,444,084	2,694,087	33,626,452	—	—	46,764,623
Morningstar Alternatives Fund	—	6,888,279	1,008,945	3,185,152	—	—	11,082,376
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At April 30, 2021, the following reclassification was recorded:
Fund	Accumulated Net Realized Gain (Losses)	Paid-in Capital
Morningstar International Equity Fund	$(938,078)	$938,078
Morningstar Alternatives Fund	5	(5)

The tax character of distributions paid during the fiscal year ended April 30, 2021 were as follows:
	Fiscal Year Ended April 30, 2021
Fund	Tax-Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
Morningstar U.S. Equity Fund	$—	$22,532,718	$ 7,509,239	$30,041,957
Morningstar International Equity Fund	—	14,646,088	11,457,061	26,103,149
Morningstar Global Income Fund	—	8,679,816	—	8,679,816

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
	Fiscal Year Ended April 30, 2021
Fund	Tax-Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
Morningstar Total Return Bond Fund	$ —	$23,197,392	$7,828,440	$31,025,832
Morningstar Municipal Bond Fund	7,243,804	19,743	—	7,263,547
Morningstar Defensive Bond Fund	—	4,895,190	698,565	5,593,755
Morningstar Multisector Bond Fund	—	6,127,676	—	6,127,676
Morningstar Unconstrained Allocation Fund	—	5,273,247	33,568	5,306,815
Morningstar Alternatives Fund	—	6,558,211	726,324	7,284,535
The tax character of distributions paid during the fiscal year ended April 30, 2020 were as follows:
	Fiscal Year Ended April 30, 2020
Fund	Tax Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
Morningstar U.S. Equity Fund	$ —	$18,559,105	$ 75,419	$18,634,524
Morningstar International Equity Fund	—	17,320,965	58	17,321,023
Morningstar Global Income Fund	—	9,337,742	13,989	9,351,731
Morningstar Total Return Bond Fund	—	25,566,475	417,832	25,984,307
Morningstar Municipal Bond Fund	3,722,036	677,440	17	4,399,493
Morningstar Defensive Bond Fund	—	4,722,041	38	4,722,079
Morningstar Multisector Bond Fund	—	10,125,655	77	10,125,732
Morningstar Unconstrained Allocation Fund	—	2,836,649	—	2,836,649
Morningstar Alternatives Fund	—	3,235,052	7,401	3,242,453
Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital loss carry forwards with no expiration will retain their character as either short-term or long-term capital losses.
At April 30, 2021, the Funds had no capital loss carryforwards to offset future capital gains.
For the period subsequent to October 31, 2020, through the fiscal year ended April 30, 2021, the following Fund incurred net capital losses and/or late year ordinary losses for which the Fund intends to treat as having been incurred in the following fiscal year:
Fund
Morningstar Total Return Bond Fund	$ 1,410,071

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
9. Principal Risks and Concentrations
Absolute Return Strategy Risk: In seeking low sensitivity to traditional U.S. asset classes, the Fund uses an absolute return strategy and a benchmark index of cash-like instruments. Unlike most equity funds, the Fund should not be expected to benefit from broad equity market returns, and unlike traditional bond funds, it may not generate current income or benefit when interest rates decline.
Asset Allocation Risk: In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark. Given the wide latitude with which the adviser manages this portfolio, you should expect this Fund to periodically underperform broad markets.
Collateralized Debt Obligations (CDO) Risk: In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid investments.
Convertible Securities Risk: Convertible securities are generally debt securities or preferred stocks that may be converted into common stock. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
Credit Risk: Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.
Currency Risk: Because this Fund may invest in securities of non-U.S. issuers, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.
Cybersecurity Risk: The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Funds and their shareholders could be negatively impacted as a result
Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue.
Dollar Rolls Risk: Dollar rolls involve the risk that the market value of the securities that the Fund is commit- ted to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
Emerging-Markets Risk: Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.
European Market Risk: Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. Member states of the European Union (“EU”) are subject to restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of other EU member countries. In addition, the risk of investing in Europe may be heightened due to the United Kingdom’s departure from the EU on January 31, 2020. The country’s departure (known as “Brexit”) sparked depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. While it is not possible to determine the precise impact these events may have on the Fund, during this period and beyond, the impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth, on markets in the United Kingdom, Europe and globally, which may adversely affect the value of the Fund’s investments.
Financials Sector Risk: Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Floating-Rate Notes Risk: Floating-rate notes are subject to credit risk and interest-rate risk. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable-rate demand note is reset at specified intervals at a market rate. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce the Fund’s income.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Foreign Securities Risk: Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.
Geographic Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a particular country, region or continent, economic, political, social and environmental conditions in such country, region or continent will have a greater effect on the Fund’s performance than they would in a more geographically diversified equity fund.
High-Yield Risk: High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Indexed and Inverse Securities Risk: Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
Interest-Rate Risk: The value of fixed-income securities, as well as some income-oriented equity securities that pay dividends, will typically decline when interest rates rise.
Investment Company and ETF Risk: An investment company, including an open or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.
LIBOR Risk: Certain instruments in which the Fund, or the underlying funds in which the Fund invests, may utilize the London Interbank Overnight Rate (LIBOR) as a reference rate for various rate calculations. The U.K. Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. The potential effect of a transition away from LIBOR on the investments held by the Fund or underlying funds cannot yet be determined. To the extent that the Fund or underlying funds have exposure to contracts or instruments based on LIBOR that do not include fallback provisions, those investments may have an increased risk of becoming illiquid.
Long/Short Strategy Risk: While the Fund may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the Fund could lose money on both positions, if the portfolio managers judge the market incorrectly.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Market Risk: The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. Recently, the global pandemic out- break of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.
Master Limited Partnership (MLP) Risk: An MLP is a limited partnership, the interests of which are publicly traded on an exchange or in the OTC market. Investing in MLPs, which are subject to a variety of laws and regulations, involves risks related to the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and credit risk, and MLPs that concentrate in a particular industry or geographic region are subject to the risks of those industries or regions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies.
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:
Extension Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.
Prepayment Risk: When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Multimanager and Subadviser Selection Risk: To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.
Municipal Securities Risk: The municipal securities market could be significantly affected by negative political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due.
Nondiversification Risk: The Morningstar Multisector Bond Fund is a nondiversified investment company, which means that more of its assets may be invested, directly or indirectly, in the securities of a single issuer than a diversified investment company. This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company. As a nondiversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Preferred Stock Risk: Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks are generally payable at the discretion of the issuer’s board of directors, after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. Preferred stocks may be less liquid than common stocks. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid.
Private Placements Risk: Securities that are purchased in private placements are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these investments, especially under adverse circumstances, a Fund could find it more difficult to sell private placements at an advisable time or attractive price. Additionally, such securities may not be listed on an exchange and may have no active trading market. Accordingly, many private placement securities may be illiquid. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.
REITs and Other Real Estate Companies Risk: REITs and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses.
Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.
Risks of Investing in Asian Issuers: Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, rapid fluctuations in inflation and interest rates, decreased exports, economic recessions and political unrest. Economic and political events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to a higher degree of risk. To the extent the Fund invests in securities of companies located in or operating in China, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of such issuers meet PCAOB standards.
Risks of Investing in Latin American Issuers: The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government debt defaults and high unemployment rates. Certain Latin American countries have experienced periods of political and economic instability and social unrest in the past. International economic conditions, particularly those in the U.S., Europe and Asia, as well as world prices for oil and other commodities may also influence the development of Latin American economies. These risks, among others, may adversely affect the value of the Fund’s investments.
Short Sales Risk: Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Short sales are highly speculative and may subject the Fund to, at least theoretically, unlimited risk due to the fact that the value of the security underlying the short sale may appreciate indefinitely. Short sales also create leverage which increases the Fund’s exposure to the market. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) or may use borrowings for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.
Smaller Companies Risk: The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Sovereign Debt Securities Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the govern- mental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Supranational Entities Risk: The Fund may invest in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the “World Bank”). The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings. There is no guarantee that one or more stockholders of the World Bank will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.
U.S. Government Securities Risk: U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
When-Issued and Delayed Delivery Securities Risk: When-issued and delayed delivery securities and for- ward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
10. Principal Ownership
As of October 31, 2021, the Funds had omnibus accounts owning more than 5% of the total shares outstanding of each Fund as follows:
Fund	Number of Shareholders	% Ownership[1]
Morningstar U.S. Equity Fund	6	99%
Morningstar International Equity Fund	6	99%
Morningstar Global Income Fund	6	99%
Morningstar Total Return Bond Fund	6	98%
Morningstar Municipal Bond Fund	6	99%
Morningstar Defensive Bond Fund	5	93%
Morningstar Multisector Bond Fund	6	99%
Morningstar Unconstrained Allocation Fund	6	99%
Morningstar Alternatives Fund	5	95%

[1]Includes omnibus positions of broker-dealers representing numerous shareholder accounts.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Notes to Financial Statements (continued)
Investment activities of these shareholders may have a material effect on the Funds.
11. Line of Credit
The Funds have a $50 million line of credit agreement with Northern Trust. Borrowings are made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Funds participate and collateral requirements apply, there is no assurance that an individual Fund will have access to the entire $50 million at any particular time. Interest is charged to each Fund based on its borrowings at an amount above the Federal Funds rate. In addition, an administration fee of $10,000 is payable annually and allocated among the Funds based on net assets.
During the six months ended October 31, 2021, the Funds made no borrowings against the line of credit.
12. Subsequent Events
Management has evaluated subsequent events for the Funds through the date this report was issued and has concluded that no subsequent events occurred which required recognition or disclosure.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Expenses
As a shareholder of a series within Morningstar Funds Trust, you incur ongoing costs, including management fees, administration, custody, sub-accounting, trustees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 invested at the beginning of a six month period and held for the entire period, May 1, 2021 through October 31, 2021.
Actual Expenses
The three columns for each Fund in the table under the "Actual" heading provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the second column for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The last three columns for each Fund in the table under the "Hypothetical (5% return)" heading provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the last three columns for each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
		Actual			Hypothetical (5% return)
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid* During Period	Beginning Account Value	Ending Account Value	Expenses Paid * During Period
Morningstar U.S. Equity Fund	0.83%	$1,000.00	$1,080.80	$4.35	$1,000.00	$1,021.02	$4.23
Morningstar International Equity Fund	0.97	1,000.00	1,018.90	4.94	1,000.00	1,020.32	4.94
Morningstar Global Income Fund	0.60	1,000.00	1,022.30	3.06	1,000.00	1,022.18	3.06
Morningstar Total Return Bond Fund	0.52	1,000.00	1,012.50	2.64	1,000.00	1,022.58	2.65
Morningstar Municipal Bond Fund	0.58	1,000.00	1,002.50	2.93	1,000.00	1,022.28	2.96

Morningstar Funds Trust    October 31, 2021 (unaudited)

Fund Expenses (continued)
		Actual			Hypothetical (5% return)
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid* During Period	Beginning Account Value	Ending Account Value	Expenses Paid * During Period
Morningstar Defensive Bond Fund	0.48%	$1,000.00	$1,003.30	$2.42	$1,000.00	$1,022.79	$2.45
Morningstar Multisector Bond Fund	0.79	1,000.00	991.80	3.97	1,000.00	1,021.22	4.02
Morningstar Unconstrained Allocation Fund	0.74	1,000.00	1,037.20	3.80	1,000.00	1,021.48	3.77
Morningstar Alternatives Fund	1.14	1,000.00	1,009.30	5.77	1,000.00	1,019.46	5.80

*	Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by [184/365] (to reflect the one-half year period).

Morningstar Funds Trust Privacy Policy
PLEASE READ "OTHER IMPORTANT INFORMATION" SECTION BELOW FOR INFORMATION ABOUT MORNINGSTAR FUNDS TRUST ACCESS TO YOUR PERSONAL INFORMATION

Why?		Financial companies can choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand Morningstar Funds Trust access to your personal information.

What?		Personal information includes, but is not limited to:
	►	Your name, address, phone number, and email address;
	►	Your social security number or other unique identifier;
	►	Your account information, such as account balance and transactions (including account transaction history);
	►	Your demographic information, such as age, income, investment preferences, investment experience, and risk profile.

How?		All financial companies need to share clients’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their clients’ personal information; the reasons Trust chooses to share; and whether you can limit this sharing.

Reasons financial companies can share your personal information	Does Morningstar Funds Trust share?	Can you limit this sharing?
For our everyday business purposes—such as to process your transactions, maintain your account(s), or respond to court orders and legal investigations.	See “Other Important Information” below.	No
For our marketing purposes—to offer our products and services.	No	N/A
For joint marketing with other financial companies.	No	N/A
For our affiliates’ everyday business purposes—information about your transactions and experiences.	No	N/A
For our affiliates’ everyday business purposes—information about your creditworthiness.	No	N/A
For our affiliates to market to you.	No	N/A
For nonaffiliates to market to you.	No	N/A

Who we are		Who is providing this notice? Morningstar Funds Trust

What we do		How does Morningstar Funds Trust protect your personal information?
Security measures are in place to protect against unauthorized access to, or unauthorized alteration, disclosure or destruction of personal information. Secure data networks are protected by industry standard firewall and password protection systems.
How does Morningstar Funds Trust collect your personal information?
We will collect your personal information if you open an account directly with us or if you gave us your personal information; however, please read the "Other Important Information" section below.
Why can’t you limit sharing?
Federal law gives you the right to limit only:
	►	sharing for affiliates’ everyday business purposes—information about your creditworthiness;
	►	affiliates from using your information to market to you;

	►	sharing for nonaffiliates to market to you.
State laws and individual companies’ policies may give you additional rights to limit sharing.

Definitions		Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
	►	Morningstar Funds Trust’s investment adviser is Morningstar Investment Management LLC, a wholly owned subsidiary of Morningstar, Inc. Morningstar Investment Services LLC, a wholly owned subsidiary of Morningstar Investment Management LLC, is the sponsor of the Morningstar Managed Portfolios advisory service.
Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	►	The Trust does not share your personal information with nonaffiliates for marketing their services to you.
Joint marketing
A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	►	The Trust does not have such an agreement in place.

Other Important Information		Morningstar Funds Trust ("Morningstar Funds") are available through investment programs provided by financial institutions (each a "Program")
Such Programs include, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants, and solutions provided in model marketplaces. The financial institution’s client’s assets are held at a nonaffiliated custodian (“Custodian”) who report buy/sells of Morningstar Funds shares to the Trust’s transfer agent at an aggregate level (e.g., omnibus). Because of this, under normal circumstances, the Trust does not have personal information of the shareholders of the Morningstar Funds. From time-to-time, Morningstar Funds Trust may seek shareholder’s personal information to fulfill regulatory requirements and/or obligations. In those instances, Morningstar Funds Trust will not make your personal information available to anyone other than the above-mentioned affiliates. Morningstar Funds Trust reserves the right to change this policy at any time by distributing and/or posting a new privacy policy without notice.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (as amended), Morningstar Funds Trust (the “Trust”) has established a written liquidity risk management program (“Program”) to govern the approach in managing liquidity risk within each series of the Trust (each a “Fund” and collectively the “Funds”). For purposes of the Program, liquidity risk means the risk that a Fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the Fund.
The Program is overseen by the Liquidity Committee which is comprised of representatives of the Funds' investment adviser, Morningstar Investment Management LLC (“MIM”) and certain officers of the Trust (e.g., the Trust’s Principal Financial Officer). The Funds’ Board of Trustees (“Board”) has approved the Program on behalf of the Trust as well as the designation of the Liquidity Committee to oversee the Program. In administering the Program, the Liquidity Committee seeks input from MIM’s portfolio managers and/or subadviser(s) when such input is deemed necessary or appropriate by the Liquidity Committee.
In general, liquidity risk is managed taking into account the investment strategy, liquidity profile, and redemption policy and history of a Fund, with the objective of maintaining a level of liquidity that is appropriate considering the Fund’s obligations to current and future shareholders. Liquidity management for each Fund is based on an assessment of the liquidity of each portfolio asset, considering the time required to liquidate an asset and the price or value at which those assets can be liquidated, in accordance with the requirements of Rule 22e-4.
At a meeting of the Board held on September 21, 2021, a written report from the Liquidity Committee was provided to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation (the “Report”) for the annual period from July 1, 2020 through June 30, 2021 (the “Reporting Period”).
During the Reporting Period, each Fund maintained a high level of liquidity and was deemed to primarily hold assets that are defined as highly liquid investments. As a result, no Fund was required to establish or adopted a Highly Liquid Investment Minimum during the Reporting Period.
The Report did not identify any significant liquidity events that materially affected the performance of any Fund or its ability to timely meet redemptions without dilution to existing shareholders during the Reporting Period. In addition, all Funds complied with the 15% limitation on illiquid investments during the Reporting Period, consistent with the Program and the relevant requirements of Rule 22e-4.
The Liquidity Committee has determined that the Program operated adequately and effectively to manage each Fund’s liquidity risk during the Reporting Period and is reasonably designed to manage each Fund’s liquidity risk. However, please note, there can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Board Approval of New Subadvisory Agreements (unaudited)
At a meeting of the Board of Trustees of the Trust (the “Board”) on June 23, 2021 (the “June 2021 Meeting”), the Board unanimously approved new subadvisory agreements (each, a “New Subadvisory Agreement,” and collectively, the “New Subadvisory Agreements”) pursuant to which Allspring Global Investments, LLC (“Allspring Global”)(formerly known as Wells Capital Management, Inc. (“Wells Cap”)), and Cullen Capital Management, LLC (“Cullen Capital”), act as subadvisers to the Municipal Bond Fund and Global Income Fund, respectively.
Schafer Cullen Capital Management Inc. (“Schafer Cullen”) is an SEC-registered investment adviser based in New York, New York. Schafer Cullen managed a segment of the Fund’s assets since the Fund’s inception in November 2018. Since the appointment of Schafer Cullen as a subadviser to the Fund, Schafer Cullen has shared, and continues to share, the same management, portfolio managers and office space with its affiliate, Cullen Capital, an SEC-registered investment adviser based in New York, New York. The officers and other senior operating personnel of Schafer Cullen serve in the same capacities for Cullen Capital. Earlier this year, as part of an internal restructuring process, Schafer Cullen began contributing its advisory contracts to Cullen Capital with an intention of having all advisory contracts assigned to Cullen Capital by the end of 2021 (the “ Cullen Restructuring”).
Allspring Global (formerly, WellsCap) is an SEC-registered investment adviser based in San Francisco, California. WellsCap had managed a segment of the Fund’s assets since the Fund’s inception in November 2018. Effective November 1, 2021, a change in the ownership structure (and related rebranding) of WellsCap occurred (the “WellsCap Restructuring”).
The Cullen Restructuring and the WellsCap Restructuring are referred to herein as the “Transactions.”
It was anticipated that the Transactions would result in a “change in control” of each of WellsCap and Schafer Cullen (each, a “Subadviser” and collectively, the “Subadvisers”) and therefore, would constitute an “assignment,” as such term is defined in the 1940 Act, of the existing subadvisory agreements between MIM, the Trust and each of the Subadvisers, on behalf of the applicable Funds (each, an “Original Subadvisory Agreement,” and collectively, the “Original Subadvisory Agreements”).
At the June 2021 Meeting, MIM recommended that the Board approve the New Subadvisory Agreements. The Adviser’s recommendation to continue the subadvisory relationship with each Subadviser was based on a number of factors, including (among others, described below) that the terms of the proposed New Subadvisory Agreements were similar, in all material respects other than the effective date, to the Original Subadvisory Agreements that were renewed by the Board at the meeting held on March 10, 2021 (the “March Meeting”). In order to permit each Subadviser to continue to provide investment advisory services to the applicable Funds, the Board considered and approved the New Subadvisory Agreements, to become effective following each respective Transaction.
The material factors considered and the conclusions that formed the bases of the Board’s approval of the New Subadvisory Agreements are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. The Board did not quantify or assign relative weights to the factors. Each member of the Board may have assigned different weights to the factors.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Board Approval of New Subadvisory Agreements (unaudited) (continued)
In considering the approval of the New Subadvisory Agreements, the Board was able to draw on its knowledge of the Trust, the Funds, MIM, and each Subadviser. The Board considered the recent renewal of the Original Subadvisory Agreements, and considered the nature, extent and quality of services provided by the Subadvisers, their investment performance with regard to the management of their allocated portion of their respective Funds, and the relevant subadvisory fees.
The Board reviewed memoranda and supporting documentation provided by MIM regarding the respective Transaction, as well as copies of each proposed New Subadvisory Agreement. The Board noted that each New Subadvisory Agreement provided for the same services and fees as the Original Subadvisory Agreements and that the New Subadvisory Agreements were in all material respects identical to the Original Subadvisory Agreements, except their respective effective dates. Given that the services and fees provided under the New Subadvisory Agreements were identical to the services and fees under the Original Subadvisory Agreements, the Board’s deliberations at the March Meeting remained relevant.
At the March Meeting, the Board considered multiple factors that they deemed relevant, including, but not limited to:
•  The form of the Original Subadvisory Agreements with each Subadviser.
•  The investment performance of each Fund and the performance of each Subadviser in achieving this performance.
•  Whether each Fund had operated in accordance with its investment objective.
•  The fairness of the compensation under the Funds’ investment advisory agreement and the Original Subadvisory Agreements.
•  The expense ratio to be borne by shareholders, considering the combined effect of the pricing structure of each Fund and existing fee waivers and expense reimbursements.
•  MIM’s investment principles.
•  The nature, extent and quality of services that MIM and each Legg Mason Subadviser provided and would be expected to provide to each Fund.
•  The background, experience, personnel, operations, technology, policies, procedures and compliance functions of MIM and each Subadviser, including their experience as managers of other funds and accounts, their investment management approaches and resources, their financial condition and their reputation in the industry.
•  The compatibility of each Subadviser’s operations, policies, procedures and compliance functions with those of MIM and other service providers to the Funds.
•  The Trust's Chief Compliance Officer’s review of the compliance programs and capabilities of MIM and each Subadviser, including the policies and procedures in place to address actual and potential conflicts of interest.
•  MIM’s risk management program, especially those aspects of the program related to selecting and overseeing the Subadvisers.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Board Approval of New Subadvisory Agreements (unaudited) (continued)
•  The use of derivatives and other complex instruments to carry out each Fund’s investment goals.
•  Each Subadviser’s risk management program.
•  Profitability matters and economies of scale.
MIM recommended the approval of the New Subadvisory Agreements, pursuant to which each Subadviser would continue to serve as a subadviser of its respective Fund following the Transaction. The approval of the New Subadvisory Agreements was recommended by MIM because, among other factors, (i) the Transaction was not expected to have a material effect on the nature, extent or quality of the services provided by the Subadvisers to their respective Funds; (ii) each Subadviser’s personnel who have been responsible for managing the allocated portion of their respective Funds would continue to serve in their respective capacities following the Transaction; (iii) the terms of the New Subadvisory Agreements were similar, in all material respects other than the effective date, to the Original Subadvisory Agreements that were approved by the Board at the March Meeting; and (iv) each Subadviser’s historical investment performance with respect to its management of their respective Funds had been acceptable.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Board Approval of New Subadvisory Agreements (unaudited) (continued)
Significant factors considered by the Board included the following:
Services Provided
The Board considered their analysis at the March Meeting of the nature, quality and extent of the services provided by each Subadviser to its respective Fund. At the March Meeting, the Board considered each relevant Fund’s investment goal, MIM’s and each Subadviser’s investment strategy to achieve that goal, and MIM’s and each Subadviser’s success in achieving, and ability to continue to achieve, that investment strategy. The Board also took note of the responsibilities that each Subadviser has with respect to the portion of a Fund’s assets allocated to the Subadviser by MIM. The Board noted their consideration at the March Meeting of the other investment advisory services offered by each Subadviser, and reviewed the allocation of assets and expenses among those services, as well as their fees, the reasons for differences in fees and any potential conflicts in connection with providing these services. The Board considered MIM’s rationale for recommending the continued retention of each Subadviser, and that the Transaction was not expected to have a material effect on the nature, extent or quality of the services provided by the Subadvisers to their respective Funds.
Based on their consideration and review of the foregoing factors, the Board concluded that they were satisfied with the nature, quality and extent of the overall services provided and to be provided by each Subadviser. The Board was confident in the abilities of each Subadviser to continue to implement the respective investment strategy of its relevant Fund and to continue to provide quality services to such Fund.
Investment Performance
The Board considered their analysis at the March Meeting regarding each Subadviser’s investment performance. The Board considered their prior comparison of this performance to peer groups and relevant benchmarks. The Board concluded that their prior consideration of the performance record for each Subadviser in managing their respective Funds supported a decision to approve the New Subadvisory Agreements.
The Cost of Services and Fund Expenses
The Board considered their analysis at the March Meeting regarding the cost of services provided and to be provided by MIM and the Subadvisers and the losses realized by MIM and each Subadviser from a relationship with the relevant Funds. At the March Meeting the Board had considered profitability information, expenses absorbed by MIM through fee waivers and reimbursements, comparative fee data, and actual and potential benefits (often called “fall-out benefits”) that accrue to MIM and the Subadvisers from managing their respective Funds. The Board noted that the subadvisory fees are paid to each Subadviser by MIM and are not additional fees borne by each Fund, and that these fees were the product of arms-length negotiations between MIM and each Subadviser. The Board considered that the subadvisory fees set forth under the proposed New Subadvisory Agreements would be the same as those set forth under the Original Subadvisory Agreements approved by the Board at the March Meeting, and that the investment advisory fees paid by the Funds would similarly remain unaffected by the Transaction. The Board also considered their analysis at the March Meeting regarding fund expenses. The Board concluded that their prior consideration of the cost of services and fund expenses as relevant to the Subadvisers and their relevant Funds supported a decision to approve the New Subadvisory Agreements.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Board Approval of New Subadvisory Agreements (unaudited) (continued)
Economies of Scale
The Board considered their analysis at the March Meeting of the economies of scale that may be realized by MIM and each Subadviser as each relevant Fund grows larger and the extent to which these economies would be shared with the Funds’ shareholders. For the reasons discussed at the March Meeting, the Board concluded that economies of scale continued to not be a significant factor with regard to the management fees paid by the Funds at this time given the current assets in the Funds and the limited operating history of the Funds and the expense limitation arrangements that are in effect.
Conclusion
After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Board—including a majority of the Independent Trustees with the assistance of counsel—approved the New Subadvisory Agreements and concluded that the subadvisory fee structure provided for in the agreements continued to be fair and reasonable.

Morningstar Funds Trust    October 31, 2021 (unaudited)

Additional Information
Proxy Voting Policies and Proxy Voting Record
The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser, which, in turn, has delegated such responsibility to the subadvisers. Each subadviser will vote such proxies in accordance with its proxy policies and procedures, which are available, free of charge, by calling 877-626-3224. Information about how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (1) without charge, upon request, by call 877-626-3224 and (2) on the SEC’s website at http://sec.gov.
Form N-PORT Disclosure
The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT (and its predecessor form, Form N-Q) filings are available on the SEC’s website at http://www.sec.gov.

Morningstar Funds Trust is available to citizens or
legal residents of the United States or its territories through model portfolios designed and maintained by a financial institution including the Adviser.
Adviser
Morningstar Investment Management LLC
22 West Washington Street
Chicago, Illinois 60602
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Prospectus
Please go to http://connect.rightprospectus.com/Morningstar
to access the Morningstar Funds Trust prospectus.
Shareholder Rights
When you buy shares in a fund of the Morningstar Funds Trust, you become a shareholder of that fund. As a shareholder, you have certain rights and protections, chief among them an independent board of trustees, whose main role is to represent your interests. The Board of Trustees for the Morningstar Funds Trust is committed to representing your interests as well as implementing and maintaining sound fund governance principles. To learn more about the Board of Trustees please go to https://www.morningstar.com/company/morningstar-funds-governance.
This report is general information for the shareholders of the Morningstar Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Views, opinions, portfolio holdings and other information expressed or noted herein are as of the end of the reporting period and are subject to change. Such views and opinions are not to be viewed as investment advice.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morningstar Funds Trust

By	/s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: December 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: December 28, 2021

By	/s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer)

Date: December 28, 2021